UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund: BlackRock Funds

iShares Edge MSCI Min Vol EAFE Index Fund

iShares Edge MSCI Min Vol USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

iShares Edge MSCI Multifactor USA Index Fund

iShares Edge MSCI USA Momentum Factor Index Fund

iShares Edge MSCI USA Quality Factor Index Fund

iShares Edge MSCI USA Size Factor Index Fund

iShares Edge MSCI USA Value Factor Index Fund

iShares MSCI Asia ex Japan Index Fund

iShares MSCI Developed World Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Total U.S. Stock Market Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

             East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 4.1%
AGL Energy Ltd.	35,236	$682,198
Aurizon Holdings Ltd.	29,653	117,684
Cochlear Ltd.	1,186	159,759
Commonwealth Bank of Australia	11,516	685,032
CSL Ltd.	2,221	236,450
Newcrest Mining Ltd.	10,753	183,851
Scentre Group	65,439	201,774
Sonic Healthcare Ltd.	28,785	480,760
Stockland	31,054	107,628
Sydney Airport	17,428	94,953
Tatts Group Ltd.	51,500	164,624
Telstra Corp. Ltd.	137,310	372,655
Transurban Group(a)	51,162	475,583
Vicinity Centres	95,717	194,554
Wesfarmers Ltd.	26,503	848,913
Westfield Corp.	23,714	141,341
Westpac Banking Corp.	5,022	127,204

		5,274,963
Belgium — 2.1%
Ageas	3,494	169,393
Colruyt SA	10,939	559,416
Groupe Bruxelles Lambert SA	3,549	381,079
KBC Group NV	3,180	264,076
Proximus	25,828	857,622
UCB SA	6,807	495,449

		2,727,035
Denmark — 5.9%
Chr Hansen Holding A/S	9,202	805,265
Coloplast A/S, Class B	6,722	591,656
Danske Bank A/S	47,323	1,805,971
DSV A/S	11,930	922,421
H Lundbeck A/S	10,266	610,232
ISS A/S	8,207	347,552
Orsted A/S(b)	26,505	1,485,199
TDC A/S	33,138	195,913
Tryg A/S	14,971	356,618
William Demant Holding A/S(c)	15,042	434,071

		7,554,898
Finland — 2.3%
Elisa OYJ	22,061	888,253
Neste OYJ	4,981	277,243
Orion OYJ, Class B	7,579	310,583
Sampo OYJ, Class A	27,793	1,454,299

		2,930,378
France — 5.7%
Aeroports de Paris	4,953	833,744
Air Liquide SA	2,910	370,513
AtoS SE	1,230	191,038
Danone SA	6,416	524,305
Dassault Systemes SA	6,250	663,371

	Shares	Value
France (continued)
Essilor International SA	1,497	$189,524
Hermes International	1,379	715,850
Iliad SA	838	209,181
L’Oreal SA	3,779	841,067
Orange SA	3,955	64,972
Pernod Ricard SA	778	116,656
Sanofi	6,483	613,758
SCOR SE	5,940	246,548
SEB SA	1,224	228,099
SES SA	3,787	61,592
Sodexo SA	4,176	531,282
Thales SA	6,220	648,103
TOTAL SA	4,883	272,169

		7,321,772
Germany — 4.7%
adidas AG	332	73,898
Beiersdorf AG	6,129	689,341
Deutsche Telekom AG, Registered Shares	5,167	93,542
Fresenius Medical Care AG & Co. KGaA	6,125	592,938
Fresenius SE & Co. KGaA	3,084	258,181
Henkel AG & Co. KGaA	5,008	631,499
Innogy SE(b)	17,777	826,690
MAN SE	6,092	674,461
Merck KGaA	2,740	293,982
Muenchener Rueckversicherungs AG, Registered Shares	3,579	803,493
SAP SE	4,020	459,335
Symrise AG	874	68,108
TUI AG	35,715	645,036

		6,110,504
Hong Kong — 8.2%
CK Infrastructure Holdings Ltd.	117,000	1,018,728
CLP Holdings Ltd.	163,501	1,664,092
Hang Seng Bank Ltd.	79,100	1,874,904
HK Electric Investments & HK Electric Investments Ltd.(b)	495,001	455,601
HKT Trust & HKT Ltd.(a)	671,001	819,677
Hong Kong & China Gas Co. Ltd.	485,401	920,135
Jardine Matheson Holdings Ltd.	3,000	192,185
Link REIT	48,500	407,754
MTR Corp. Ltd.	268,501	1,556,624
PCCW Ltd.	293,001	161,550
Power Assets Holdings Ltd.(d)	119,501	1,035,959
Yue Yuen Industrial Holdings Ltd.	112,500	430,931

		10,538,140
Ireland — 1.5%
Experian PLC	3,963	83,473
Kerry Group PLC, Class A	10,548	1,061,995
Paddy Power Betfair PLC	2,128	217,536

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Ireland (continued)
Ryanair Holdings PLC, ADR(c)	5,166	$578,936

		1,941,940
Israel — 2.0%
Azrieli Group Ltd.	5,833	329,481
Bank Hapoalim BM	108,711	769,682
Bank Leumi Le-Israel BM	122,580	677,581
Check Point Software Technologies Ltd.(c)(d)	3,111	366,078
Mizrahi Tefahot Bank Ltd.	27,463	495,781

		2,638,603
Italy — 0.1%
Snam SpA	20,748	105,905
Japan — 28.2%
ABC-Mart, Inc.	4,300	216,905
Ajinomoto Co., Inc.	14,300	287,667
ANA Holdings, Inc.	19,900	764,856
Aozora Bank Ltd.	2,600	101,769
Asahi Group Holdings Ltd.	3,700	168,936
Astellas Pharma, Inc.	58,901	783,892
Benesse Holdings, Inc.	11,800	400,022
Canon, Inc.	42,200	1,585,330
Central Japan Railway Co.	1,400	254,305
Chugai Pharmaceutical Co. Ltd.	3,600	171,636
Coca-Cola Bottlers Japan, Inc.	2,000	69,979
Daiichi Sankyo Co. Ltd.	23,300	535,170
Daito Trust Construction Co. Ltd.	800	139,867
Daiwa House REIT Investment Corp.	62	144,882
East Japan Railway Co.	7,000	678,857
Eisai Co. Ltd.	4,500	250,455
FamilyMart UNY Holdings Co. Ltd.	8,800	500,169
Hankyu Hanshin Holdings, Inc.	2,400	93,570
Japan Airlines Co. Ltd.	21,600	739,310
Japan Prime Realty Investment Corp.	110	353,590
Japan Real Estate Investment Corp.	71	332,858
Japan Retail Fund Investment Corp.	72	127,775
Kajima Corp.	66,001	684,518
Kao Corp.	8,000	483,481
KDDI Corp.	21,300	567,488
Keikyu Corp.	28,500	589,539
Keyence Corp.	900	499,702
Kirin Holdings Co. Ltd.	40,400	969,756
Konami Holdings Corp.	5,300	258,138
Kyowa Hakko Kirin Co. Ltd.	3,300	60,915
Kyushu Railway Co.	21,700	693,567
McDonald’s Holdings Co. Japan Ltd.	12,100	519,483

	Shares	Value
Japan (continued)
Lawson, Inc.	9,000	$587,689
MEIJI Holdings Co. Ltd.	5,300	433,275
Mitsubishi Tanabe Pharma Corp.	40,200	884,777
Mizuho Financial Group, Inc.	334,401	607,565
Nagoya Railroad Co. Ltd.	14,000	314,522
NH Foods Ltd.	18,600	535,028
Nippon Building Fund, Inc.	49	236,155
Nippon Prologis REIT, Inc.	236	496,216
Nippon Telegraph & Telephone Corp.	36,000	1,740,511
Nissin Foods Holdings Co. Ltd.	10,100	635,967
Nitori Holdings Co. Ltd.	3,100	450,527
Nomura Real Estate Master Fund, Inc.	437	546,130
Nomura Research Institute Ltd.	7,260	307,788
NTT Data Corp.	17,200	200,325
NTT DOCOMO, Inc.	64,601	1,564,531
Obayashi Corp.	27,900	365,303
Oracle Corp. Japan	6,800	575,385
Oriental Land Co. Ltd.	8,000	639,866
Osaka Gas Co. Ltd.	4,000	77,476
Otsuka Corp.	8,000	545,348
Otsuka Holdings Co. Ltd.	27,700	1,157,157
Park24 Co. Ltd.	9,300	214,972
Recruit Holdings Co. Ltd.	80,301	1,968,767
Ryohin Keikaku Co. Ltd.	600	176,998
Sankyo Co. Ltd.	8,800	284,043
Santen Pharmaceutical Co. Ltd.	9,400	149,368
Secom Co. Ltd.	7,600	578,680
Seven & i Holdings Co. Ltd.	1,525	61,464
Shimamura Co. Ltd.	1,300	144,831
Shionogi & Co. Ltd.	4,500	242,267
Suntory Beverage & Food Ltd.	19,600	901,842
Taisei Corp.	5,600	310,279
Taisho Pharmaceutical Holdings Co. Ltd.	4,800	365,550
Takeda Pharmaceutical Co. Ltd.	18,200	1,026,205
Terumo Corp.	9,500	395,868
Tobu Railway Co. Ltd.	9,400	275,766
Toray Industries, Inc.	66,101	669,041
Toyo Suisan Kaisha Ltd.	17,100	657,838
Tsuruha Holdings, Inc.	1,300	161,177
United Urban Investment Corp.	130	187,020
USS Co. Ltd.	3,600	72,773
West Japan Railway Co.	4,800	338,477
Yamada Denki Co. Ltd.	54,201	288,301

		36,401,455
Luxembourg — 0.4%
RTL Group SA	7,195	534,147

Netherlands — 0.1%
Koninklijke Ahold Delhaize NV	3,374	63,436

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Netherlands (continued)
NN Group NV	1,694	$70,815

		134,251
New Zealand — 0.5%
Auckland International Airport Ltd.	11,600	49,437
Contact Energy Ltd.	43,728	172,098
Mercury NZ Ltd.	27,929	62,872
Meridian Energy Ltd.	59,353	115,788
Ryman Healthcare Ltd.	14,318	91,113
Spark New Zealand Ltd.	42,388	106,795

		598,103
Norway — 0.2%
Gjensidige Forsikring ASA	10,940	205,820
Orkla ASA	8,584	84,053

		289,873
Singapore — 3.9%
DBS Group Holdings Ltd.	64,901	1,083,736
Oversea-Chinese Banking Corp. Ltd.	141,801	1,238,427
SATS Ltd.	93,101	321,137
Singapore Airlines Ltd.	101,901	767,954
Singapore Press Holdings Ltd.	25,701	50,894
Singapore Telecommunications Ltd.	362,801	998,413
United Overseas Bank Ltd.	28,536	515,505

		4,976,066
Spain — 0.1%
Endesa SA	2,716	62,027

Sweden — 1.6%
Hennes & Mauritz AB, Class B	5,389	135,212
ICA Gruppen AB	5,558	204,938
L E Lundbergforetagen AB, B Shares	5,130	400,432
Skandinaviska Enskilda Banken AB, Class A	9,532	117,456
Svenska Handelsbanken AB, Class A	15,849	227,139
Swedbank AB, Class A	7,111	176,454
Swedish Match AB	6,593	248,327
Telia Co. AB	121,255	561,220

		2,071,178
Switzerland — 13.2%
Baloise Holding AG, Registered Shares	4,373	689,435
Barry Callebaut AG, Registered Shares(c)	212	331,253
Givaudan SA, Registered Shares	220	491,324
Kuehne & Nagel International AG, Registered Shares	8,350	1,458,702

	Shares	Value
Switzerland (continued)
Lindt & Spruengli AG	101	$584,649
Lindt & Spruengli AG, Registered Shares	6	416,530
Nestle SA, Registered Shares	21,974	1,848,775
Novartis AG, Registered Shares	22,988	1,895,950
Partners Group Holding AG	1,208	812,486
Roche Holding AG	6,899	1,594,342
Schindler Holding AG, Registered Shares	487	107,555
Sika AG, Bearer Shares	44	325,665
Sonova Holding AG, Registered Shares	6,405	1,156,127
Straumann Holding AG, Registered Shares	175	122,185
Swiss Life Holding AG, Registered Shares(c)	1,994	693,053
Swiss Prime Site AG, Registered Shares(c)	7,368	628,778
Swiss Re AG	17,300	1,628,014
Swisscom AG, Registered Shares	2,790	1,409,577
Zurich Insurance Group AG	2,792	852,021

		17,046,421
United Kingdom — 14.0%
Admiral Group PLC	9,877	252,316
AstraZeneca PLC	13,384	905,574
British American Tobacco PLC	16,740	1,081,568
BT Group PLC	69,355	238,965
Carnival PLC	6,747	444,818
Coca-Cola European Partners PLC	8,918	365,818
Compass Group PLC	73,803	1,620,274
ConvaTec Group PLC(b)	211,901	551,324
Diageo PLC	32,193	1,099,353
Direct Line Insurance Group PLC	103,350	510,082
GlaxoSmithKline PLC	61,235	1,099,005
HSBC Holdings PLC	115,714	1,129,951
Imperial Brands PLC	15,309	624,172
Kingfisher PLC	161,695	672,264
Merlin Entertainments PLC(b)	25,436	127,951
National Grid PLC	102,573	1,234,706
Randgold Resources Ltd.	1,640	161,159
Reckitt Benckiser Group PLC	17,561	1,571,124
RELX PLC	54,452	1,252,990
Royal Mail PLC	69,502	345,605
Severn Trent PLC	2,067	57,957
Smith & Nephew PLC	36,047	679,903
SSE PLC	37,093	681,246
Tate & Lyle PLC	47,866	411,182
Unilever PLC	1,181	66,932
United Utilities Group PLC	4,986	55,163
Vodafone Group PLC	258,036	738,067
Worldpay Group PLC(b)	23,468	126,507

		18,105,976

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Total Long-Term Investments (Cost — $114,851,444) — 98.8%		$127,363,635

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(e)(f)(g)	1,373,780	1,374,054
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%(e)(g)	70,482	70,482
Total Short-Term Securities (Cost — $1,444,670) — 1.1%		1,444,536

Total Investments (Cost — $116,296,114) — 99.9%		128,808,171
Other Assets Less Liabilities — 0.1%		191,817

Net Assets — 100.0%		$128,999,988

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	708,235	665,545	1,373,780	$1,374,054	$1,304	(b)	$(49)	$(134)
BlackRock Cash Funds: Treasury, SL Agency Shares	304,285	(233,803)	70,482	70,482	503		—	—

Total				$1,444,536	$1,807		$(49)	$(134)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	5	December 2017	$496	$316
Nikkei 225 Index	4	December 2017	386	23,693
SPI 200 Index	2	December 2017	225	(42)

Total				$23,967

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$5,274,963	$—	$5,274,963
Belgium	—	2,727,035	—	2,727,035
Denmark	—	7,554,898	—	7,554,898
Finland	—	2,930,378	—	2,930,378
France	—	7,321,772	—	7,321,772
Germany	—	6,110,504	—	6,110,504
Hong Kong	819,677	9,718,463	—	10,538,140
Ireland	1,858,468	83,472	—	1,941,940
Israel	366,078	2,272,525	—	2,638,603
Italy	—	105,905	—	105,905
Japan	1,135,875	35,265,580	—	36,401,455
Luxembourg	—	534,147	—	534,147
Netherlands	63,436	70,815	—	134,251
New Zealand	91,114	506,989	—	598,103
Norway	—	289,873	—	289,873
Singapore	—	4,976,066	—	4,976,066
Spain	—	62,027	—	62,027
Sweden	—	2,071,178	—	2,071,178
Switzerland	1,213,427	15,832,994	—	17,046,421
United Kingdom	711,423	17,394,553	—	18,105,976
Short-Term Securities	1,444,536	—	—	1,444,536

Total	$7,704,034	$121,104,137	$—	$128,808,171

Derivative Financial Instruments (a)
Assets:
Equity contracts	$24,009	$—	$—	$24,009
Liabilities:
Equity contracts	(42)	—	—	(42)

Total	$23,967	$—	$—	$23,967

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1(a)	Transfers Out of Level 1(b)	Transfers Into Level 2(b)	Transfers Out of Level 2(a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$1,966,853	$(1,471,647)	$1,471,647	$(1,966,853)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
General Dynamics Corp.	194	$39,581
Lockheed Martin Corp.	248	76,732
Northrop Grumman Corp.	273	80,975
Raytheon Co.	451	81,450

		278,738
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	545	42,877
Expeditors International of Washington, Inc.	930	54,293
United Parcel Service, Inc., Class B	464	54,652

		151,822
Banks — 0.2%
U.S. Bancorp	387	21,045

Beverages — 3.5%
Coca-Cola Co.	2,800	128,790
Constellation Brands, Inc., Class A	231	50,829
Dr. Pepper Snapple Group, Inc.	769	65,958
PepsiCo, Inc.	1,431	157,849

		403,426
Capital Markets — 0.3%
CME Group, Inc.	275	37,722

Chemicals — 1.4%
Ecolab, Inc.	288	37,761
Monsanto Co.	522	63,335
Praxair, Inc.	266	39,014
Sherwin-Williams Co.	47	18,967

		159,077
Commercial Services & Supplies — 3.3%
Cintas Corp.	466	69,602
Republic Services, Inc.	2,124	138,274
Waste Connections, Inc.	249	17,667
Waste Management, Inc.	1,902	156,369

		381,912
Communications Equipment — 1.1%
Cisco Systems, Inc.	2,431	83,018
Motorola Solutions, Inc.	459	41,558

		124,576
Distributors — 0.1%
Genuine Parts Co.	148	13,058

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(a)	613	114,594

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	4,277	143,921
Verizon Communications, Inc.	2,962	141,839

	Shares	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(a)	512	$18,499

		304,259
Electric Utilities — 4.7%
American Electric Power Co., Inc.	303	22,546
Duke Energy Corp.	1,516	133,966
Edison International	220	17,589
Eversource Energy	346	21,673
NextEra Energy, Inc.	570	88,390
PPL Corp.	350	13,146
Southern Co.	1,943	101,477
Westar Energy, Inc.	573	30,698
Xcel Energy, Inc.	2,359	116,867

		546,352
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	225	19,575

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	524	33,536

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	211	34,149
CVS Health Corp.	146	10,074
Sysco Corp.	605	33,706
Wal-Mart Stores, Inc.	745	65,133

		143,062
Food Products — 2.7%
Campbell Soup Co.	971	46,044
Conagra Brands, Inc.	509	17,387
General Mills, Inc.	1,197	62,200
Hershey Co.	324	34,402
Hormel Foods Corp.	634	19,756
J.M. Smucker Co.	60	6,363
Kellogg Co.	1,069	66,907
McCormick & Co., Inc.	682	67,979

		321,038
Health Care Equipment & Supplies — 9.6%
Abbott Laboratories	1,392	75,542
Baxter International, Inc.	1,211	78,138
Becton Dickinson & Co.	883	184,256
Boston Scientific Corp.(a)	1,701	47,894
C.R. Bard, Inc.	24	7,850
Cooper Cos., Inc.	153	36,760
Danaher Corp.	939	86,641
Hologic, Inc.(a)	469	17,752
Intuitive Surgical, Inc.(a)	474	177,921
Medtronic PLC	1,246	100,408
ResMed, Inc.	260	21,887
Stryker Corp.	1,127	174,538
Teleflex, Inc.	119	28,201
Varian Medical Systems, Inc.(a)	597	62,201

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	141	$17,148

		1,117,137
Health Care Providers & Services — 4.6%
Aetna, Inc.	503	85,695
Anthem, Inc.	190	39,750
Cigna Corp.	299	58,969
Henry Schein, Inc.(a)	505	39,771
Humana, Inc.	179	45,708
Laboratory Corp. of America Holdings(a)	376	57,949
Patterson Cos., Inc.	239	8,843
Quest Diagnostics, Inc.	285	26,727
UnitedHealth Group, Inc.	799	168,176
Universal Health Services, Inc., Class B	104	10,681

		542,269
Hotels, Restaurants & Leisure — 2.5%
Aramark	733	32,068
Chipotle Mexican Grill, Inc.(a)	12	3,263
Darden Restaurants, Inc.	328	27,067
McDonald’s Corp.	1,110	185,437
Starbucks Corp.	862	47,327

		295,162
Household Products — 3.1%
Church & Dwight Co., Inc.	1,273	57,547
Clorox Co.	655	83,004
Colgate-Palmolive Co.	579	40,861
Kimberly-Clark Corp.	363	40,841
Procter & Gamble Co.	1,591	137,453

		359,706
Industrial Conglomerates — 0.7%
3M Co.	341	78,495

Insurance — 7.6%
Alleghany Corp.(a)	50	28,311
Allstate Corp.	802	75,276
Aon PLC	232	33,276
Arch Capital Group Ltd.(a)	1,195	119,169
Athene Holding Ltd., Class A(a)(b)	998	52,078
Axis Capital Holdings Ltd.	883	48,081
Chubb Ltd.	827	124,728
Cincinnati Financial Corp.	288	20,209
Everest Re Group Ltd.	154	36,567
FNF Group	470	17,587
Markel Corp.(a)	75	81,323
Marsh & McLennan Cos., Inc.	895	72,513
Progressive Corp.	206	10,022
RenaissanceRe Holdings Ltd.	416	57,558
Travelers Cos., Inc.	453	60,000

	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	650	$44,577

		881,275
Internet Software & Services — 1.7%
Alphabet, Inc., Class A(a)	60	63,016
eBay, Inc.(a)	922	34,704
Facebook, Inc., Class A(a)	533	96,152

		193,872
IT Services — 10.7%
Accenture PLC, Class A	1,016	144,780
Automatic Data Processing, Inc.	1,438	167,298
Broadridge Financial Solutions, Inc.	814	69,939
Fidelity National Information Services, Inc.	982	91,090
Fiserv, Inc.(a)	1,000	129,430
Gartner, Inc.(a)	371	46,490
International Business Machines Corp.	497	76,568
Jack Henry & Associates, Inc.	795	87,554
Mastercard, Inc., Class A	658	97,891
Paychex, Inc.	1,688	107,741
Vantiv, Inc., Class A(a)(b)	629	44,030
Visa, Inc., Class A	1,634	179,817

		1,242,628
Life Sciences Tools & Services — 0.6%
Quintiles IMS Holdings, Inc.(a)	105	11,458
Thermo Fisher Scientific, Inc.	218	42,255
Waters Corp.(a)	59	11,763

		65,476
Media — 2.7%
Charter Communications, Inc., Class A(a)	232	77,862
Comcast Corp., Class A	2,596	93,570
Liberty Broadband Corp., Class C(a)	208	18,156
Omnicom Group, Inc.	190	12,766
Time Warner, Inc.	569	56,025
Walt Disney Co.	639	62,599

		320,978
Metals & Mining — 1.0%
Newmont Mining Corp.	3,277	118,496

Multi-Utilities — 3.2%
CMS Energy Corp.	244	11,802
Consolidated Edison, Inc.	1,710	147,232
Dominion Energy, Inc.	966	78,462
DTE Energy Co.	72	7,953
PG&E Corp.	1,040	60,139

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	1,004	$67,727

		373,315
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	506	58,756
Exxon Mobil Corp.	1,579	131,610
Occidental Petroleum Corp.	607	39,258

		229,624
Pharmaceuticals — 4.7%
Allergan PLC	27	4,785
Eli Lilly & Co.	1,180	96,771
Johnson & Johnson	1,295	180,675
Merck & Co., Inc.	1,692	93,267
Pfizer, Inc.	4,323	151,600
Zoetis, Inc.	259	16,530

		543,628
Professional Services — 0.3%
Equifax, Inc.	66	7,163
Verisk Analytics, Inc.(a)	277	23,559

		30,722
Real Estate Investment Trusts (REITs) — 7.7%
AGNC Investment Corp.	3,639	73,273
American Tower Corp.	123	17,671
Annaly Capital Management, Inc.	8,656	99,209
AvalonBay Communities, Inc.	571	103,539
Boston Properties, Inc.	60	7,271
Camden Property Trust	101	9,215
Crown Castle International Corp.	905	96,907
Digital Realty Trust, Inc.	242	28,663
Equinix, Inc.	61	28,274
Equity Residential	984	66,184
Essex Property Trust, Inc.	168	44,088
Extra Space Storage, Inc.(b)	95	7,751
Federal Realty Investment Trust	292	35,192
Mid-America Apartment Communities, Inc.	107	10,952
National Retail Properties, Inc.	140	5,625
Public Storage	384	79,584
Realty Income Corp.	1,143	61,399
Regency Centers Corp.	140	8,617
UDR, Inc.	1,512	58,689
Ventas, Inc.	370	23,218
Welltower, Inc.(b)	518	34,685

		900,006
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	1,114	50,676

Software — 5.7%
Adobe Systems, Inc.(a)	469	82,150
ANSYS, Inc.(a)	554	75,737

	Shares	Value
Software (continued)
Cadence Design Systems, Inc.(a)	461	$19,897
Dell Technologies, Inc., Class V(a)	2,188	181,184
Electronic Arts, Inc.(a)	184	22,006
Intuit, Inc.	103	15,555
Microsoft Corp.	1,014	84,428
Oracle Corp.	1,178	60,011
salesforce.com, Inc.(a)	153	15,658
Synopsys, Inc.(a)	675	58,488
VMware, Inc., Class A(a)(b)	460	55,057

		670,171
Specialty Retail — 2.1%
AutoZone, Inc.(a)	65	38,907
Home Depot, Inc.	524	87,034
O’Reilly Automotive, Inc.(a)	66	13,923
Ross Stores, Inc.	270	17,206
TJX Cos., Inc.	1,290	90,112
Ulta Salon Cosmetics & Fragrance, Inc.(a)	18	3,632

		250,814
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	42	7,100

Tobacco — 1.4%
Altria Group, Inc.	1,871	120,156
Philip Morris International, Inc.	436	45,623

		165,779
Water Utilities — 0.3%
American Water Works Co., Inc.	351	30,804

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	480	28,690

Total Common Stocks — 99.2%		11,550,615

Investment Companies — 0.1%
Equity Fund — 0.1%
iShares Edge MSCI Min Vol USA ETF(c)	113	5,799

Total Long-Term Investments (Cost — $10,497,665) — 99.3%		11,556,414

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(d)(e)	155,942	155,943

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%,
12/31/50(d)(e)	6,665	$6,665

Total Short-Term Securities (Cost — $162,608) — 1.4%		162,608

Value

Total Investments (Cost — $10,660,273) — 100.7%	$11,719,022
Liabilities in Excess of Other Assets — (0.7)%	(79,774)

Net Assets — 100.0%	$11,639,248

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	91,776	64,166	(b)	—		155,942	$155,943	$131	(d)	$(8)	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	46,251	—		(39,586	)(c)	6,665	6,665	69		—	—
iShares Edge MSCI Min Vol USA ETF	2,653	1,472		(4,012)		113	5,799	490		3,567	(2,257)

Total							$168,407	$690		$3,559	$(2,254)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$11,550,615	—	—	$11,550,615
Investment Companies	5,799	—	—	5,799
Short-Term Securities	162,608	—	—	162,608

Total	$11,719,022	—	—	$11,719,022

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 4.9%
Aristocrat Leisure Ltd.	4,333	$78,333
Bendigo & Adelaide Bank Ltd.	3,485	30,397
BlueScope Steel Ltd.	4,404	43,367
Cochlear Ltd.	438	59,001
Dexus	7,553	56,564
Fortescue Metals Group Ltd.	12,675	45,071
Goodman Group	13,468	86,360
GPT Group	13,734	53,633
Harvey Norman Holdings Ltd.	4,248	12,305
Lend Lease Group(a)	4,321	53,658
Mirvac Group	27,842	51,464
Qantas Airways Ltd.	3,941	18,600
REA Group Ltd.	403	22,344

		611,097
Belgium — 0.8%
Ageas	1,540	74,682
Colruyt SA	398	20,356

		95,038
Canada — 5.0%
CAE, Inc.	2,019	35,794
Cameco Corp.	3,025	24,581
CCL Industries, Inc., Class B	1,065	51,331
CI Financial Corp.	439	9,759
Constellation Software, Inc.	155	88,185
Industrial Alliance Insurance & Financial Services, Inc.	781	35,390
Linamar Corp.	374	22,693
Magna International, Inc.	2,835	154,715
Metro, Inc.	1,791	56,409
Open Text Corp.	711	24,861
Teck Resources Ltd., Class B	4,498	91,926
West Fraser Timber Co. Ltd.	525	31,933

		627,577
Denmark — 1.0%
Coloplast A/S, Class B	927	81,593
Tryg A/S	879	20,963
William Demant Holding A/S(b)	936	27,012

		129,568
Finland — 1.6%
Elisa OYJ	1,088	43,811
Orion OYJ, Class B	782	32,091
UPM-Kymmene OYJ	4,067	122,141

		198,043
France — 10.6%
Arkema SA	530	66,956
AtoS SE	737	114,468
AXA SA	10,306	311,152
Casino Guichard-Perrachon SA	427	24,382

	Shares	Value
France (continued)
Cie Generale des Etablissements Michelin	1,341	$194,250
CNP Assurances	1,312	30,520
Ipsen SA	289	34,942
Peugeot SA	3,737	88,686
Renault SA	1,216	120,597
Rexel SA	2,271	40,514
SCOR SE	1,329	55,171
SEB SA	170	31,681
Thales SA	798	83,162
Valeo SA	1,871	126,742

		1,323,223
Germany — 5.6%
Covestro AG(c)	892	85,748
Deutsche Lufthansa AG, Registered Shares	1,723	55,388
Fraport AG Frankfurt Airport Services Worldwide	167	15,869
Fuchs Petrolub SE, Preference Shares	532	29,958
Hannover Rueck SE	461	58,013
HUGO BOSS AG	487	43,557
Infineon Technologies AG	8,719	241,178
Innogy SE(c)	1,133	52,738
K+S AG, Registered Shares	1,460	35,519
METRO AG(b)	1,362	25,837
OSRAM Licht AG	681	52,144

		695,949
Hong Kong — 4.5%
ASM Pacific Technology Ltd.	2,000	29,181
CK Asset Holdings Ltd.	20,499	168,712
HK Electric Investments & HK Electric Investments Ltd.(c)(d)	20,499	18,868
Hongkong Land Holdings Ltd.	6,300	45,693
Hysan Development Co. Ltd.	5,000	24,158
NWS Holdings Ltd.	12,634	25,573
Sino Land Co. Ltd.	24,234	41,770
WH Group Ltd.(c)	61,499	62,323
Wharf Holdings Ltd.	9,999	91,081
Wheelock & Co. Ltd.	6,000	41,799
Yue Yuen Industrial Holdings Ltd.	4,500	17,237

		566,395
Israel — 1.2%
Bank Hapoalim BM	8,104	57,385
Bank Leumi Le-Israel BM	11,598	64,111
Mizrahi Tefahot Bank Ltd.	1,063	19,209
Taro Pharmaceutical Industries Ltd.(b)(d)	114	12,928

		153,633

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Italy — 0.4%
Recordati SpA	804	$37,377
UnipolSai SpA	8,608	19,587

		56,964
Japan — 26.9%
Aeon Mall Co. Ltd.	900	16,094
Air Water, Inc.	1,300	24,949
Alfresa Holdings Corp.	1,400	26,750
Amada Holdings Co. Ltd.	2,600	32,308
Bank of Kyoto Ltd.	400	21,007
Brother Industries Ltd.	1,800	43,800
Chiba Bank Ltd.	6,000	45,994
Chugoku Bank Ltd.	1,200	17,201
Concordia Financial Group Ltd.	9,399	49,783
Daicel Corp.	2,200	27,468
Daito Trust Construction Co. Ltd.	500	87,417
Daiwa House Industry Co. Ltd.	4,500	164,938
Disco Corp.	200	46,345
Fuji Electric Co. Ltd.	4,000	28,980
Fukuoka Financial Group, Inc.	6,000	30,967
Hachijuni Bank Ltd.	3,100	19,414
Hikari Tsushin, Inc.	200	25,892
Hiroshima Bank Ltd.	2,000	16,933
Hitachi Chemical Co. Ltd.	800	22,813
Hitachi High-Technologies Corp.	500	20,924
Hitachi Metals Ltd.	1,600	20,728
Idemitsu Kosan Co. Ltd.	700	20,461
Iida Group Holdings Co. Ltd.	1,100	21,102
Inpex Corp.	7,300	78,162
ITOCHU Corp.	11,799	206,696
Japan Airlines Co. Ltd.	900	30,805
JSR Corp.	1,500	29,077
JXTG Holdings, Inc.	23,899	123,415
Kamigumi Co. Ltd.	1,000	23,939
Kaneka Corp.	2,000	16,516
Kansai Electric Power Co., Inc.	5,400	73,948
Koito Manufacturing Co. Ltd.	900	60,349
Konami Holdings Corp.	700	34,094
Konica Minolta, Inc.	3,700	32,459
Kuraray Co. Ltd.	2,700	53,175
Kyushu Financial Group, Inc.	2,700	17,162
Lion Corp.	1,600	30,788
Marubeni Corp.	12,699	85,154
Maruichi Steel Tube Ltd.	400	12,221
Mebuki Financial Group, Inc.	7,999	33,375
Medipal Holdings Corp.	1,400	26,000
Miraca Holdings, Inc.	400	18,611
Mitsubishi Chemical Holdings Corp.	11,199	116,987
Mitsubishi Gas Chemical Co., Inc.	1,500	36,694
Mixi, Inc.	400	19,501
NH Foods Ltd.	1,000	28,765
Nippon Electric Glass Co. Ltd.	600	24,497

	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	3,900	$188,555
Nisshin Seifun Group, Inc.	1,700	29,877
NOK Corp.	700	17,194
Obayashi Corp.	5,000	65,466
Oji Holdings Corp.	7,000	41,027
Oracle Corp. Japan	300	25,385
Osaka Gas Co. Ltd.	3,000	58,107
Otsuka Corp.	400	27,267
Sekisui Chemical Co. Ltd.	3,100	62,571
Sompo Holdings, Inc.	2,800	112,547
Stanley Electric Co. Ltd.	1,000	36,914
Start Today Co. Ltd.	1,500	41,084
Subaru Corp.	4,700	162,381
Sumitomo Dainippon Pharma Co. Ltd.	1,200	17,127
Sumitomo Heavy Industries Ltd.	1,000	42,014
Sumitomo Rubber Industries Ltd.	1,300	24,684
Sundrug Co. Ltd.	600	26,111
Suzuken Co. Ltd.	600	21,629
Taiheiyo Cement Corp.	900	35,972
Taisei Corp.	1,600	88,651
Toppan Printing Co. Ltd.	4,000	40,695
Tosoh Corp.	2,500	53,952
Toyo Suisan Kaisha Ltd.	700	26,929
Toyoda Gosei Co. Ltd.	500	12,226
Yamada Denki Co. Ltd.	4,800	25,532
Yamaguchi Financial Group, Inc.	1,000	12,113
Yokogawa Electric Corp.	1,700	32,294

		3,372,962
Luxembourg — 0.2%
RTL Group SA	291	21,622

Netherlands — 3.6%
Aegon NV	14,232	84,030
Koninklijke Ahold Delhaize NV	9,999	188,181
Koninklijke Vopak NV	537	23,286
NN Group NV	2,351	98,496
Randstad Holding NV	915	56,354

		450,347
Singapore — 1.0%
City Developments Ltd.	3,099	29,440
SATS Ltd.	5,099	17,592
UOL Group Ltd.	3,784	25,101
Wilmar International Ltd.	12,299	30,608
Yangzijiang Shipbuilding Holdings Ltd.	18,000	20,795

		123,536
Spain — 2.6%
Distribuidora Internacional de Alimentacion SA	4,788	23,423

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Spain (continued)
Endesa SA	2,442	$55,916
International Consolidated Airlines Group SA	4,893	41,309
Mapfre SA	8,099	26,491
Repsol SA	9,618	180,235

		327,374
Sweden — 1.0%
Boliden AB	2,087	73,028
ICA Gruppen AB	619	22,828
L E Lundbergforetagen AB, B Shares	332	25,993

		121,849
Switzerland — 11.1%
Adecco SA, Registered Shares	1,268	100,679
Baloise Holding AG, Registered Shares	382	60,225
Coca-Cola HBC AG(b)	1,410	47,688
EMS-Chemie Holding AG, Registered Shares	63	41,301
Geberit AG, Registered Shares	289	130,846
Kuehne & Nagel International AG, Registered Shares	420	73,555
Pargesa Holding SA, Bearer Shares	261	21,856
Partners Group Holding AG	133	89,454
Schindler Holding AG, Participation Certificates	318	72,061
Schindler Holding AG, Registered Shares	157	34,674
SGS SA, Registered Shares	43	106,190
Sika AG, Bearer Shares	17	125,825
STMicroelectronics NV	4,903	115,447
Straumann Holding AG, Registered Shares	73	50,969
Swiss Life Holding AG, Registered Shares(b)	246	85,502
Swiss Re AG	2,501	235,464

		1,391,736
United Kingdom — 16.9%
3i Group PLC	7,373	94,095
Admiral Group PLC	1,615	41,256
Anglo American PLC	10,206	192,516
Ashtead Group PLC	3,756	96,753
Babcock International Group PLC	2,238	24,132
BAE Systems PLC	24,956	196,595
Barratt Developments PLC	8,161	70,958
Berkeley Group Holdings PLC	993	49,338
Bunzl PLC	2,619	81,583

	Shares	Value
United Kingdom (continued)
Croda International PLC	1,004	$55,797
Direct Line Insurance Group PLC	10,510	51,872
Dixons Carphone PLC	7,481	17,231
Ferguson PLC	1,974	138,042
GKN PLC	13,100	55,219
Hargreaves Lansdown PLC	1,994	41,886
IMI PLC	2,079	33,733
Intertek Group PLC	1,242	89,475
Investec PLC	2,658	18,188
ITV PLC	27,734	60,626
J. Sainsbury PLC	12,801	41,222
Johnson Matthey PLC	1,510	67,793
Meggitt PLC	5,925	40,788
Mondi PLC	2,807	67,885
Old Mutual PLC	38,493	97,649
Persimmon PLC	2,332	86,785
Sage Group PLC	8,700	86,118
Smiths Group PLC	3,020	63,015
Tate & Lyle PLC	4,058	34,859
Taylor Wimpey PLC	24,910	66,016
WM Morrison Supermarkets PLC	16,955	50,490

		2,111,915
Total Long-Term Investments (Cost — $10,080,957) — 98.9%		12,378,828

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(e)(f)(g)	32,249	32,255
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%(e)(g)	6,561	6,561

Total Short-Term Securities (Cost — $38,817) — 0.3%		38,816

Total Investments (Cost — $10,119,774) — 99.2%		12,417,644
Other Assets Less Liabilities — 0.8%		95,397

Net Assets — 100.0%		$12,513,041

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(g)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,595	18,654	32,249	$32,255	$76	(a)	$—	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,371	190	6,561	6,561	16		—	—

Total				$38,816	$92		$—	$(1)

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(b)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

NOK	Norwegian Krone

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	1	December 2017	$43	$2,106

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$611,097	—	$611,097
Belgium	—	95,038	—	95,038
Canada	$627,577	—	—	627,577
Denmark	—	129,568	—	129,568
Finland	—	198,043	—	198,043
France	120,597	1,202,625	—	1,323,222
Germany	—	695,949	—	695,949
Hong Kong	—	566,395	—	566,395
Israel	12,928	140,705	—	153,633
Italy	37,377	19,587	—	56,964
Japan	—	3,372,962	—	3,372,962
Luxembourg	—	21,622	—	21,622
Netherlands	188,182	262,166	—	450,348
Singapore	—	123,536	—	123,536
Spain	—	327,374	—	327,374
Sweden	—	121,849	—	121,849
Switzerland	—	1,391,736	—	1,391,736
United Kingdom	186,613	1,925,302	—	2,111,915
Short-Term Securities	38,816	—	—	38,816

Total	$1,212,090	$11,205,554	—	$12,417,644

Derivative Financial Instruments (a)
Assets:
Equity contracts	$2,106	—	—	$2,106

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1(a)	Transfers Out of Level 1(b)	Transfers Into Level 2(b)	Transfers Out of Level 2(a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$499,724	$(27,535)	$27,535	$(499,724)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
Huntington Ingalls Industries, Inc.	245	$57,043
L3 Technologies, Inc.	408	76,369
Northrop Grumman Corp.	869	256,816
Textron, Inc.	1,416	74,680

		464,908
Airlines — 0.5%
Southwest Airlines Co.	813	43,788
United Continental Holdings, Inc.(a)	419	24,503

		68,291
Auto Components — 1.3%
Autoliv, Inc.	462	57,685
Goodyear Tire & Rubber Co.	1,336	40,868
Lear Corp.	372	65,320

		163,873
Automobiles — 2.4%
General Motors Co.	6,997	300,731

Banks — 2.0%
Citizens Financial Group, Inc.	2,698	102,551
East West Bancorp, Inc.	756	45,239
Regions Financial Corp.	6,318	97,803

		245,593
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	960	82,234

Biotechnology — 0.2%
United Therapeutics Corp.(a)	236	27,987

Building Products — 0.4%
AO Smith Corp.	777	45,998

Capital Markets — 0.7%
Eaton Vance Corp.	590	29,777
Raymond James Financial, Inc.	659	55,870

		85,647
Chemicals — 2.7%
Celanese Corp., Series A	757	78,963
Eastman Chemical Co.	768	69,742
LyondellBasell Industries NV, Class A	1,794	185,733

		334,438
Commercial Services & Supplies — 0.8%
Republic Services, Inc.	1,244	80,947
Rollins, Inc.	514	22,570

		103,517
Communications Equipment — 1.1%
F5 Networks, Inc.(a)	340	41,232

	Shares	Value
Communications Equipment (continued)
Harris Corp.	652	$90,836

		132,068
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.	636	37,022

Consumer Finance — 1.9%
Capital One Financial Corp.	2,520	232,294

Containers & Packaging — 1.5%
Avery Dennison Corp.	470	49,900
Packaging Corp. of America	494	57,438
WestRock Co.	1,313	80,526

		187,864
Diversified Financial Services — 0.7%
Leucadia National Corp.	1,698	42,959
Voya Financial, Inc.	993	39,879

		82,838
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	9,120	306,888
CenturyLink, Inc.	2,865	54,406

		361,294
Electric Utilities — 4.0%
Edison International	1,645	131,518
Eversource Energy	1,413	88,510
Exelon Corp.	4,857	195,300
OGE Energy Corp.	1,047	38,571
Pinnacle West Capital Corp.	584	51,223

		505,122
Electrical Equipment — 1.1%
Rockwell Automation, Inc.	666	133,746

Electronic Equipment, Instruments & Components — 3.8%
Arrow Electronics, Inc.(a)	481	40,207
Avnet, Inc.	669	26,626
Corning, Inc.	4,865	152,323
Flex Ltd.(a)	2,839	50,534
FLIR Systems, Inc.	715	33,477
TE Connectivity Ltd.	1,860	169,204

		472,371
Energy Equipment & Services — 0.7%
Core Laboratories NV	231	23,077
TechnipFMC PLC(a)	2,324	63,654

		86,731
Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	648	56,577

Food Products — 4.0%
Archer-Daniels-Midland Co.	3,033	123,959
Bunge Ltd.	730	50,209

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Food Products (continued)
Campbell Soup Co.	1,000	$47,370
Hormel Foods Corp.	1,476	45,992
Ingredion, Inc.	382	47,884
J.M. Smucker Co.	613	65,008
Tyson Foods, Inc., Class A	1,547	112,792

		493,214
Gas Utilities — 0.7%
Atmos Energy Corp.	550	47,982
UGI Corp.	915	43,792

		91,774
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.(a)	382	91,290
ResMed, Inc.	743	62,546
Teleflex, Inc.	235	55,690
Varian Medical Systems, Inc.(a)	490	51,053

		260,579
Health Care Providers & Services — 7.8%
Aetna, Inc.	1,055	179,382
Anthem, Inc.	1,385	289,756
Cardinal Health, Inc.	1,656	102,506
Cigna Corp.	1,347	265,655
MEDNAX, Inc.(a)	477	20,888
Quest Diagnostics, Inc.	731	68,553
Universal Health Services, Inc., Class B	461	47,345

		974,085
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	1,826	121,228
Darden Restaurants, Inc.	651	53,558
Royal Caribbean Cruises Ltd.	262	32,428

		207,214
Household Durables — 0.5%
NVR, Inc.(a)	19	62,346

Insurance — 10.2%
Aflac, Inc.	2,108	176,840
Alleghany Corp.(a)	59	33,407
American Financial Group, Inc.	390	41,141
Arch Capital Group Ltd.(a)	678	67,556
Assurant, Inc.	315	31,705
Athene Holding Ltd., Class A(a)	557	29,036
Axis Capital Holdings Ltd.	482	26,216
Brighthouse Financial, Inc.(a)	326	20,271
Everest Re Group Ltd.	213	50,577
FNF Group	1,260	47,149
Lincoln National Corp.	1,218	92,300
Loews Corp.	1,474	72,978
MetLife, Inc.	3,596	192,674
Principal Financial Group, Inc.	1,497	98,577

	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc.	337	$50,341
RenaissanceRe Holdings Ltd.	214	29,609
Torchmark Corp.	602	50,646
Unum Group	1,238	64,426
W.R. Berkley Corp.	505	34,633
XL Group Ltd.	1,432	57,953

		1,268,035
IT Services — 5.0%
Accenture PLC, Class A	2,191	311,911
Broadridge Financial Solutions, Inc.	626	53,786
Jack Henry & Associates, Inc.	407	44,823
Leidos Holdings, Inc.	749	46,827
Paychex, Inc.	1,678	107,039
Total System Services, Inc.	853	61,459

		625,845
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	1,661	112,998
Mettler-Toledo International, Inc.(a)	139	94,885
Waters Corp.(a)	422	82,733

		290,616
Machinery — 2.3%
AGCO Corp.	346	23,725
Cummins, Inc.	837	148,049
Fortive Corp.	1,632	117,928

		289,702
Media — 0.9%
News Corp., Class A	2,002	27,347
Omnicom Group, Inc.	1,224	82,241

		109,588
Metals & Mining — 0.8%
Nucor Corp.	1,642	94,957

Multi-Utilities — 3.0%
Ameren Corp.	1,272	78,851
Consolidated Edison, Inc.	1,599	137,594
Public Service Enterprise Group, Inc.	2,654	130,577
SCANA Corp.	701	30,241

		377,263
Oil, Gas & Consumable Fuels — 4.8%
Andeavor	381	40,477
Marathon Petroleum Corp.	2,767	165,301
Phillips 66	2,307	210,122

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	2,381	$187,837

		603,737
Professional Services — 0.6%
ManpowerGroup, Inc.	361	44,504
Robert Half International, Inc.	670	34,686

		79,190
Real Estate Investment Trusts (REITs) — 6.1%
Camden Property Trust	459	41,879
Colony NorthStar, Inc., Class A	996	12,231
Digital Realty Trust, Inc.	834	98,779
HCP, Inc.	2,454	63,411
Host Hotels & Resorts, Inc.	3,875	75,795
Liberty Property Trust	771	33,061
National Retail Properties, Inc.	780	31,340
Public Storage	818	169,531
Realty Income Corp.	1,359	72,938
Ventas, Inc.	1,859	116,652
VEREIT, Inc.	5,107	40,286

		755,903
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	194	25,121

Road & Rail — 0.1%
AMERCO	37	14,528

Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc.	5,661	319,450
Qorvo, Inc.(a)	665	50,414

		369,864
Software — 2.4%
CA, Inc.	1,644	53,233
CDK Global, Inc.	672	42,712
Dell Technologies, Inc., Class V(a)	1,133	93,778
Microsoft Corp.	515	42,838
Synopsys, Inc (a)	799	69,130

		301,691
Specialty Retail — 1.9%
Best Buy Co., Inc.	1,481	82,906
Foot Locker, Inc.	694	20,876
Ross Stores, Inc.	2,059	130,726

		234,508

	Shares	Value
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	1,276	$215,695
Hewlett Packard Enterprise Co.	8,718	121,354
NetApp, Inc.	1,457	64,720
Seagate Technology PLC	1,547	57,193
Xerox Corp.	1,118	33,887

		492,849
Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)	4,180	27,337

Total Common Stocks — 98.3%		12,261,090

Investment Companies — 0.8%

Equity Fund — 0.8%
iShares Edge MSCI Multifactor USA ETF(b)	3,181	97,943

Total Long-Term Investments (Cost — $10,455,128) — 99.1%		12,359,033

Short-Term Securities

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00% (b)(c)	24,946	24,946

Total Short-Term Securities (Cost — $24,946) — 0.2%		24,946

Total Investments (Cost — $10,480,074) — 99.3%		12,383,979
Other Assets Less Liabilities — 0.7%		87,832

Net Assets — 100.0%		$12,471,811

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,516	—		(35,516	)(b)	—	—	$42	(c)	$(3)	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	17,215	7,731	(d)	—		24,946	$24,946	146		—	—
iShares Edge MSCI Multifactor USA ETF	1,605	4,231		(2,655)		3,181	97,943	482		(14)	4,449

Total							$122,889	$670		$(17)	$4,452

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased.

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$12,261,090	—	—	$12,261,090
Investment Companies	97,943	—	—	97,943
Short-Term Securities	24,946	—	—	24,946

Total	$12,383,979	—	—	$12,383,979

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 4.9%
Boeing Co.	1,621	$417,928
General Dynamics Corp.	842	170,909
Huntington Ingalls Industries, Inc.	97	22,584
L3 Technologies, Inc.	187	35,003

		646,424
Banks — 14.9%
Bank of America Corp.	24,580	673,219
Citizens Financial Group, Inc.	2,109	80,163
Comerica, Inc.	511	40,149
East West Bancorp, Inc.	390	23,338
JPMorgan Chase & Co.	6,681	672,175
KeyCorp	2,932	53,509
M&T Bank Corp.	368	61,371
PNC Financial Services Group, Inc.(d)	1,398	191,233
Regions Financial Corp.	2,811	43,514
SunTrust Banks, Inc.	1,198	72,132
SVB Financial Group(a)	155	33,988

		1,944,791
Biotechnology — 0.2%
Seattle Genetics, Inc.(a)	222	13,549
TESARO, Inc.(a)	110	12,735

		26,284
Building Products — 0.1%
AO Smith Corp.	317	18,766

Capital Markets — 3.7%
Ameriprise Financial, Inc.	416	65,121
Goldman Sachs Group, Inc.	873	211,685
Morgan Stanley	4,100	204,950

		481,756
Chemicals — 1.4%
Albemarle Corp.	296	41,704
FMC Corp.	536	49,680
Sherwin-Williams Co.	220	86,933

		178,317
Commercial Services & Supplies — 1.8%
Cintas Corp.	220	32,789
Republic Services, Inc.	835	54,334
Rollins, Inc.	320	14,051
Waste Connections, Inc.	808	57,101
Waste Management, Inc.	924	75,843

		234,118
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	223	44,575
Harris Corp.	331	45,976

		90,551

	Shares	Value
Containers & Packaging — 0.2%
Packaging Corp. of America	222	$25,812

Diversified Financial Services — 0.7%
CBOE Holdings, Inc.	308	34,823
Leucadia National Corp.	1,001	25,300
MSCI, Inc.	223	26,171

		86,294
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	352	70,488
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	551	47,937
CDW Corp.	488	34,160
Corning, Inc.	2,904	90,893

		172,990
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.(a)	321	76,713
Baxter International, Inc.	1,075	69,241
C.R. Bard, Inc.	273	89,290
Hologic, Inc.(a)	726	27,479
IDEXX Laboratories, Inc.(a)	410	68,130
Intuitive Surgical, Inc.(a)	264	99,095
Stryker Corp.	798	123,586
Teleflex, Inc.	179	42,419
Varian Medical Systems, Inc.(a)	208	21,671

		617,624
Health Care Providers & Services — 6.1%
Anthem, Inc.	886	185,360
Quest Diagnostics, Inc.	465	43,607
UnitedHealth Group, Inc.	2,718	571,168

		800,135
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	301	18,343

Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	385	31,674
Domino’s Pizza, Inc.	90	16,470
Marriott International, Inc., Class A	993	118,524
Vail Resorts, Inc.	126	28,856
Wyndham Worldwide Corp.	354	37,825

		233,349
Household Durables — 0.4%
NVR, Inc.(a)	13	42,658
Toll Brothers, Inc.	360	16,528

		59,186
Industrial Conglomerates — 0.5%
Roper Technologies, Inc.	266	68,673
Insurance — 5.3%
Allstate Corp.	1,066	100,055

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Insurance (continued)
American Financial Group, Inc.	372	$39,242
Arch Capital Group Ltd.(a)	548	54,603
Axis Capital Holdings Ltd.	296	16,099
Everest Re Group Ltd.	157	37,280
Lincoln National Corp.	561	42,513
Principal Financial Group, Inc.	763	50,243
Progressive Corp.	1,802	87,619
Prudential Financial, Inc.	1,021	112,780
Reinsurance Group of America, Inc.	189	28,233
RenaissanceRe Holdings Ltd.	115	15,911
Torchmark Corp.	354	29,782
Unum Group	567	29,507
W.R. Berkley Corp.	306	20,985
XL Group Ltd.	747	30,231

		695,083
Internet Software & Services — 0.3%
MercadoLibre, Inc.	120	28,837
Zillow Group, Inc., Class C(a)(b)	246	10,114

		38,951
IT Services — 1.7%
DXC Technology Co.	1,129	103,234
Fiserv, Inc.(a)	520	67,304
Gartner, Inc.(a)	254	31,829
Jack Henry & Associates, Inc.	185	20,374

		222,741
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	883	60,002
Mettler-Toledo International, Inc.(a)	86	58,706
Waters Corp.(a)	194	38,034

		156,742
Machinery — 2.2%
IDEX Corp.	186	23,847
Illinois Tool Works, Inc.	835	130,538
Ingersoll-Rand PLC	745	66,007
Parker-Hannifin Corp.	364	66,470

		286,862
Media — 6.1%
Charter Communications, Inc., Class A(a)	822	274,688
Comcast Corp., Class A	13,558	488,458
Liberty Broadband Corp., Class C(a)	344	30,028

		793,174
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	1,216	35,940

	Shares	Value
Real Estate Investment Trusts (REITs) — 0.9%
Digital Realty Trust, Inc.	399	$47,139
Equinix, Inc.	151	69,989

		117,128
Road & Rail — 1.8%
CSX Corp.	4,571	230,465
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.(a)(b)	3,545	38,942
Applied Materials, Inc.	4,468	252,073
Broadcom Ltd.	865	228,282
KLA-Tencor Corp.	374	40,725
Lam Research Corp.	739	154,133
Microchip Technology, Inc.	601	56,975
Micron Technology, Inc.(a)	4,361	193,236
NVIDIA Corp.	2,661	550,321
Texas Instruments, Inc.	1,930	186,612
Xilinx, Inc.	595	43,845

		1,745,144
Software — 10.1%
Activision Blizzard, Inc.	1,554	101,771
Adobe Systems, Inc.(a)	1,330	232,963
Autodesk, Inc.(a)	419	52,358
Cadence Design Systems, Inc.(a)	786	33,924
Dell Technologies, Inc., Class V(a)	633	52,393
Microsoft Corp.	8,366	695,801
Symantec Corp.	2,362	76,765
Synopsys, Inc.(a)	555	48,019
VMware, Inc., Class A(a)	192	22,980

		1,316,974
Specialty Retail — 4.3%
Best Buy Co., Inc.	687	38,458
Home Depot, Inc.	3,136	519,721

		558,179
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	3,702	625,786
HP, Inc.	4,398	94,755
NetApp, Inc.	645	28,651
Seagate Technology PLC	646	23,883
Western Digital Corp.	1,129	100,786

		873,861
Wireless Telecommunication Services — 0.6%
Sprint Corp.(a)	2,566	16,775
T-Mobile U.S., Inc.(a)	1,037	61,982

		78,757
Total Common Stocks — 98.8%		12,923,902

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Investment Companies — 0.5%
Equity Fund — 0.5%
iShares Edge MSCI USA Momentum Factor ETF (d)	707	$71,053

Total Long-Term Investments (Cost — $10,716,466) — 99.3%		12,994,955

Short-Term Securities
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.31% (c)(d)(e)	50,073	50,084

	Shares	Value
Short-Term Securities (continued)
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.00%, (c)(e)	62,009	$62,009

		112,093
Total Short-Term Securities (Cost — $112,093) — 0.9%		112,093

Total Investments (Cost — $10,828,559) — 100.2%		13,107,048
Liabilities in Excess of Other Assets — (0.2)%		(24,788)

Net Assets — 100.0%		$13,082,260

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,794	28,279	(c)	—		50,073	$50,084	$62	(b)	$(27)	$2
BlackRock Cash Funds: Treasury, SL Agency Shares	126,013	—		(64,004	)(d)	62,009	62,009	312		—	—
PNC Financial Services Group, Inc.	1,369	29		—		1,398	191,233	1,049		—	11,207
iShares Edge MSCI USA Momentum Factor ETF	1,602	1,073		(1,968)		707	71,053	162		$13,692	(10,034)

Total							$374,379	$1,585		13,665	$1,175

(a)	includes net capital gain distributions, if applicable
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares purchased
(d)	Represents net shares sold

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$12,923,902	—	—	$12,923,902
Investment Companies	71,053	—	—	71,053
Short-Term Securities	112,093	—	—	112,093

Total	$13,107,048	—	—	$13,107,048

(a)	See above Schedule of Investments for values in each sector

During the period ended October 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Aerospace & Defense — 2.6%
General Dynamics Corp.	575	$116,713
Huntington Ingalls Industries, Inc.	100	23,283
Northrop Grumman Corp.	386	114,075
Rockwell Collins, Inc.	348	47,189

		301,260
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	321	25,208
Expeditors International of Washington, Inc.	398	23,235

		48,443
Airlines — 0.1%
Southwest Airlines Co.	303	16,320

Auto Components — 0.6%
Delphi Automotive PLC	748	74,336

Banks — 0.4%
East West Bancorp, Inc.	713	42,666

Beverages — 0.7%
Brown-Forman Corp., Class B	1,374	78,345

Biotechnology — 4.4%
Biogen, Inc. (a)	544	169,543
Gilead Sciences, Inc.	3,466	259,811
Regeneron Pharmaceuticals, Inc.(a)	153	61,601
United Therapeutics Corp.(a)	128	15,180

		506,135
Building Products — 0.2%
AO Smith Corp.	305	18,056

Capital Markets — 7.9%
BlackRock, Inc.	576	271,198
Charles Schwab Corp.	5,968	267,560
Eaton Vance Corp.	732	36,944
Franklin Resources, Inc.	1,724	72,632
SEI Investments Co.	888	57,285
T. Rowe Price Group, Inc.	1,583	147,061
TD Ameritrade Holding Corp.	1,365	68,236

		920,916
Chemicals — 3.1%
Air Products & Chemicals, Inc.	417	66,483
Celanese Corp., Series A	304	31,710
International Flavors & Fragrances, Inc.	153	22,555
LyondellBasell Industries NV, Class A	1,119	115,850
Sherwin-Williams Co.	302	119,335

		355,933

	Shares	Value
Commercial Services & Supplies — 0.1%
Rollins, Inc.	236	$10,363

Communications Equipment — 0.1%
F5 Networks, Inc.(a)	119	14,431

Containers & Packaging — 0.2%
Avery Dennison Corp.	177	18,792

Distributors — 0.2%
Genuine Parts Co.	309	27,263

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	5,825	195,978
CenturyLink, Inc.	584	11,090

		207,068
Electric Utilities — 1.5%
OGE Energy Corp.	1,959	72,169
Pinnacle West Capital Corp.	1,128	98,937

		171,106
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	299	60,045

Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	503	45,758

Energy Equipment & Services — 0.9%
Core Laboratories NV(b)	64	6,394
Helmerich & Payne, Inc.	101	5,485
Schlumberger Ltd.	1,257	80,448
TechnipFMC PLC(a)	455	12,462

		104,789
Food Products — 0.3%
Hormel Foods Corp.	1,159	36,114

Gas Utilities — 1.5%
Atmos Energy Corp.	1,065	92,911
UGI Corp.	1,743	83,420

		176,331
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc.(a)	168	40,149
Edwards Lifesciences Corp.(a)	465	47,537
ResMed, Inc.	265	22,308
Varian Medical Systems, Inc.(a)	176	18,337

		128,331
Health Care Providers & Services — 0.7%
Henry Schein, Inc.(a)(b)	310	24,366
McKesson Corp.	452	62,322

		86,688
Health Care Technology — 0.3%
Cerner Corp.(a)	576	38,892

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Starbucks Corp.	4,615	$253,087

Household Durables — 0.3%
Leggett & Platt, Inc.	281	13,280
NVR, Inc.(a)	8	26,251

		39,531
Industrial Conglomerates — 3.4%
3M Co.	1,714	394,546

Insurance — 6.2%
Aflac, Inc.	1,902	159,559
Aon PLC	1,267	181,726
Marsh & McLennan Cos., Inc.	3,039	245,865
Principal Financial Group, Inc.	1,394	91,795
Torchmark Corp.	532	44,757

		723,702
Internet & Direct Marketing Retail — 1.8%
Priceline Group, Inc.(a)	110	210,316

Internet Software & Services — 0.1%
MercadoLibre, Inc.	69	16,581

IT Services — 11.1%
Accenture PLC, Class A	1,624	231,192
Automatic Data Processing, Inc.	916	106,494
Broadridge Financial Solutions, Inc.	177	15,208
International Business Machines Corp.	1,667	256,818
Jack Henry & Associates, Inc.	137	15,088
Mastercard, Inc., Class A	2,262	336,518
Paychex, Inc.	705	44,972
Visa, Inc., Class A	2,536	278,799

		1,285,089
Life Sciences Tools & Services — 0.7%
Mettler-Toledo International, Inc.(a)	80	54,610
Waters Corp.(a)	153	29,996

		84,606
Machinery — 2.0%
Cummins, Inc.	312	55,187
Fortive Corp.	573	41,405
Illinois Tool Works, Inc.	665	104,086
Middleby Corp.(a)(b)	115	13,328
Snap-on, Inc.	117	18,460

		232,466
Media — 0.3%
Omnicom Group, Inc.	512	34,401

	Shares	Value
Multiline Retail — 0.1%
Nordstrom, Inc.	270	$10,706

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	1,735	201,069
Exxon Mobil Corp.	3,059	254,884
Marathon Petroleum Corp.	521	31,125
ONEOK, Inc.	205	11,125
Phillips 66	460	41,897
Valero Energy Corp.	519	40,944

		581,044
Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A	957	107,002

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	3,132	193,119
Johnson & Johnson	4,129	575,485

		768,604
Professional Services — 0.2%
Robert Half International, Inc.	355	18,378

Real Estate Investment Trusts (REITs) — 2.4%
Camden Property Trust	259	23,631
Federal Realty Investment Trust	178	21,453
Liberty Property Trust	414	17,752
National Retail Properties, Inc.	415	16,675
Public Storage	670	138,857
Realty Income Corp.	643	34,510
Regency Centers Corp.	405	24,928

		277,806
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	889	34,956
Jones Lang LaSalle, Inc.	147	19,035

		53,991
Road & Rail — 0.2%
JB Hunt Transport Services, Inc.	193	20,533

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials, Inc.	1,600	90,288
Maxim Integrated Products, Inc.	429	22,540
NVIDIA Corp.	789	163,173
Skyworks Solutions, Inc.	299	34,044
Texas Instruments, Inc.	1,774	171,528

		481,573
Software — 5.1%
CDK Global, Inc.	188	11,950
Intuit, Inc.	558	84,269
Microsoft Corp.	5,918	492,176

		588,395

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Specialty Retail — 3.5%
Bed Bath & Beyond, Inc.	304	$6,050
Best Buy Co., Inc.	590	33,028
Dick’s Sporting Goods, Inc.	162	3,964
Foot Locker, Inc.	294	8,844
Gap, Inc.	482	12,527
O’Reilly Automotive, Inc.(a)	319	67,293
Ross Stores, Inc.	1,225	77,775
TJX Cos., Inc.	2,164	150,977
Tractor Supply Co.	339	20,428
Ulta Salon Cosmetics & Fragrance, Inc.(a)	148	29,865

		410,751
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	2,617	442,378

Textiles, Apparel & Luxury Goods — 2.4%
lululemon athletica, Inc.(a)	211	12,979
Michael Kors Holdings Ltd.(a)	455	22,208
NIKE, Inc., Class B	3,518	193,400
VF Corp.	735	51,193

		279,780
Tobacco — 5.9%
Altria Group, Inc.	10,626	682,337

Trading Companies & Distributors — 0.5%
Fastenal Co.	643	30,202

	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	111	$21,944
		52,146
Total Common Stocks — 99.3%		11,538,130

Investment Companies — 0.1%
iShares Edge MSCI USA Quality Factor ETF(e)	116	9,209

Total Long-Term Investments (Cost — $10,387,423) — 99.4%		11,547,339

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares,
1.31% (c)(d)(e)	42,453	42,552
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.00%(d)(e)	3,487	3,487

Total Short-Term Securities (Cost — $46,039) — 0.4%		46,039

Total Investments (Cost — $10,433,462) — 99.8%		11,593,378
Other Assets Less Liabilities — 0.2%		20,962

Net Assets — 100.0%		$11,614,340

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

(e)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	42,543	(b)	—		42,543	$42,552	$22	(d)	$(6)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,171	—		(684	)(c)	3,487	3,487	47		—	—
iShares Edge MSCI USA Quality Factor ETF	261	755		(900)		116	9,209	346		3,292	$497

Total							$55,248	$415		$3,286	$497

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$11,538,130	—	—	$11,538,130
Investment Companies	9,209	—	—	9,209
Short-Term Securities	46,039	—	—	46,039

Total	$11,593,378	—	—	$11,593,378

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Arconic, Inc.	246	$6,180
Boeing Co.	95	24,508
General Dynamics Corp.	135	27,402
Huntington Ingalls Industries, Inc.	60	13,970
L3 Technologies, Inc.	113	21,151
Lockheed Martin Corp.	106	32,665
Northrop Grumman Corp.	104	30,735
Raytheon Co.	149	26,850
Rockwell Collins, Inc.	212	28,747
Textron, Inc.	263	13,818
TransDigm Group, Inc.	56	15,540
United Technologies Corp.	183	21,916

		263,482
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	310	24,344
Expeditors International of Washington, Inc.	531	31,000
FedEx Corp.	89	20,097
United Parcel Service, Inc., Class B	282	33,144

		108,585
Airlines — 0.2%
American Airlines Group, Inc.	85	3,980
Delta Air Lines, Inc.	162	8,105
Southwest Airlines Co.	156	8,402
United Continental Holdings, Inc.(a)	76	4,444

		24,931
Auto Components — 0.8%
Autoliv, Inc.	148	18,479
BorgWarner, Inc.	241	12,706
Delphi Automotive PLC	117	11,627
Goodyear Tire & Rubber Co.	230	7,036
Johnson Controls International PLC	372	15,397
Lear Corp.	110	19,315

		84,560
Automobiles — 0.4%
Ford Motor Co.	1,178	14,454
General Motors Co.	358	15,387
Harley-Davidson, Inc.	137	6,486
Tesla, Inc.(a)	21	6,962

		43,289
Banks — 3.0%
Bank of America Corp.	479	13,120
BB&T Corp.	448	22,060
CIT Group, Inc.	184	8,578
Citigroup, Inc.	209	15,362
Citizens Financial Group, Inc.	347	13,189
Comerica, Inc.	167	13,121
East West Bancorp, Inc.	194	11,609

	Shares	Value
Banks (continued)
Fifth Third Bancorp	448	$12,947
First Republic Bank	181	17,629
Huntington Bancshares, Inc.	1,012	13,952
JPMorgan Chase & Co.	211	21,229
KeyCorp	689	12,574
M&T Bank Corp.	144	24,015
PNC Financial Services Group, Inc.(b)	179	24,485
Regions Financial Corp.	698	10,805
Signature Bank(a)	72	9,361
SunTrust Banks, Inc.	291	17,521
SVB Financial Group(a)	39	8,552
U.S. Bancorp	515	28,006
Wells Fargo & Co.	375	21,052
Zions Bancorporation	248	11,522

		330,689
Beverages — 1.7%
Brown-Forman Corp., Class B	523	29,821
Coca-Cola Co.	889	40,830
Constellation Brands, Inc., Class A	99	21,690
Dr. Pepper Snapple Group, Inc.	333	28,525
Molson Coors Brewing Co., Class B	138	11,160
Monster Beverage Corp.(a)	135	7,821
PepsiCo, Inc.	429	47,289

		187,136
Biotechnology — 0.8%
AbbVie, Inc.	145	13,086
Alexion Pharmaceuticals, Inc.(a)	44	5,265
Alkermes PLC(a)	58	2,828
Amgen, Inc.	84	14,719
Biogen, Inc.(a)	20	6,233
BioMarin Pharmaceutical, Inc.(a)	49	4,022
Celgene Corp.(a)	64	6,462
Gilead Sciences, Inc.	171	12,818
Incyte Corp.(a)	30	3,398
Regeneron Pharmaceuticals, Inc.(a)	15	6,039
Seattle Genetics, Inc.(a)(c)	42	2,575
United Therapeutics Corp.(a)	38	4,507
Vertex Pharmaceuticals, Inc.(a)	32	4,679

		86,631
Building Products — 0.8%
Allegion PLC	225	18,763
AO Smith Corp.	307	18,174
Fortune Brands Home & Security, Inc.	238	15,722
Lennox International, Inc.	99	18,922
Masco Corp.	386	15,371

		86,952

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	68	$12,682
Ameriprise Financial, Inc.	83	12,993
Bank of New York Mellon Corp.	357	18,368
BlackRock, Inc.(b)	44	20,717
Charles Schwab Corp.	206	9,237
CME Group, Inc.	157	21,536
E*Trade Financial Corp.(a)	201	8,762
Eaton Vance Corp.	275	13,879
Franklin Resources, Inc.	328	13,819
Goldman Sachs Group, Inc.	71	17,216
Invesco Ltd.	376	13,421
Morgan Stanley	230	11,500
Northern Trust Corp.	197	18,423
Raymond James Financial, Inc.	166	14,073
SEI Investments Co.	285	18,385
State Street Corp.	161	14,812
T. Rowe Price Group, Inc.	317	29,449
TD Ameritrade Holding Corp.	238	11,898

		281,170
Chemicals — 2.9%
Air Products & Chemicals, Inc.	130	20,726
Albemarle Corp.	98	13,807
Axalta Coating Systems Ltd.(a)	213	7,082
Celanese Corp., Series A	142	14,812
CF Industries Holdings, Inc.	149	5,659
DowDuPont, Inc.	472	34,058
Eastman Chemical Co.	170	15,438
Ecolab, Inc.	243	31,750
FMC Corp.	138	12,815
International Flavors & Fragrances, Inc.	186	27,420
LyondellBasell Industries NV, Class A	106	10,974
Monsanto Co.	185	22,403
Mosaic Co.	282	6,300
PPG Industries, Inc.	199	23,132
Praxair, Inc.	242	35,361
Sherwin-Williams Co.	57	22,524
WR Grace & Co.	237	18,128

		322,389
Commercial Services & Supplies — 1.8%
Cintas Corp.	223	33,236
Iron Mountain, Inc.	315	12,600
Republic Services, Inc.	750	48,737
Rollins, Inc.	587	25,775
Stericycle, Inc.(a)	149	10,557
Waste Connections, Inc.	341	24,098
Waste Management, Inc.	587	48,234

		203,237
Communications Equipment — 0.9%
Arista Networks, Inc.(a)(c)	46	9,195

	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	488	$16,665
CommScope Holding Co., Inc.(a)	157	5,046
F5 Networks, Inc.(a)	97	11,763
Harris Corp.	150	20,898
Juniper Networks, Inc.	345	8,566
Motorola Solutions, Inc.	222	20,100
Palo Alto Networks, Inc.(a)	29	4,269

		96,502
Construction & Engineering — 0.2%
Fluor Corp.	196	8,446
Jacobs Engineering Group, Inc.	212	12,340

		20,786
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	34	7,373
Vulcan Materials Co.	103	12,540

		19,913
Consumer Finance — 0.8%
Ally Financial, Inc.	614	16,018
American Express Co.	231	22,065
Capital One Financial Corp.	175	16,132
Discover Financial Services	251	16,699
Navient Corp.	338	4,211
Synchrony Financial	441	14,385

		89,510
Containers & Packaging — 1.0%
Avery Dennison Corp.	269	28,560
Ball Corp.	507	21,723
Crown Holdings, Inc.(a)	340	20,458
Packaging Corp. of America	124	14,417
Sealed Air Corp.	287	12,694
WestRock Co.	176	10,794

		108,646
Distributors — 0.3%
Genuine Parts Co.	220	19,410
LKQ Corp.(a)	436	16,433

		35,843
Diversified Consumer Services — 0.1%
H&R Block, Inc.	401	9,921

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)	260	48,604
CBOE Holdings, Inc.	268	30,300
Intercontinental Exchange, Inc.	318	21,020
Leucadia National Corp.	613	15,484
Moody’s Corp.	145	20,649
MSCI, Inc.	220	25,819
Nasdaq, Inc.	337	24,483

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Diversified Financial Services (continued)
S&P Global, Inc.	133	$20,811
Voya Financial, Inc.	283	11,365

		218,535
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	979	32,910
CenturyLink, Inc.	409	7,767
Level 3 Communications, Inc.(a)	220	11,798
SBA Communications Corp.(a)	128	20,119
Verizon Communications, Inc.	646	30,924
Zayo Group Holdings, Inc.(a)	184	6,635

		110,153
Electric Utilities — 3.7%
American Electric Power Co., Inc.	427	31,773
Duke Energy Corp.	406	35,854
Edison International	366	29,262
Entergy Corp.	365	31,485
Eversource Energy	472	29,566
Exelon Corp.	446	17,934
FirstEnergy Corp.	624	20,561
NextEra Energy, Inc.	214	33,185
OGE Energy Corp.	615	22,656
Pinnacle West Capital Corp.	369	32,365
PPL Corp.	697	26,179
Southern Co.	747	38,993
Westar Energy, Inc.	502	26,847
Xcel Energy, Inc.	772	38,180

		414,840
Electrical Equipment — 0.8%
Acuity Brands, Inc.	50	8,360
AMETEK, Inc.	322	21,732
Eaton Corp. PLC	159	12,723
Emerson Electric Co.	250	16,115
Rockwell Automation, Inc.	104	20,885
Sensata Technologies Holding NV(a)(c)	289	14,135

		93,950
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	325	28,275
Arrow Electronics, Inc.(a)	186	15,548
Avnet, Inc.	426	16,955
CDW Corp.	248	17,360
Corning, Inc.	468	14,653
Flex Ltd.(a)	754	13,403
FLIR Systems, Inc.	367	17,183
TE Connectivity Ltd.	253	23,016
Trimble, Inc.(a)	207	8,462

		154,855
Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	117	3,677

	Shares	Value
Energy Equipment & Services (continued)
Core Laboratories NV	82	$8,192
Halliburton Co.	155	6,625
Helmerich & Payne, Inc.	64	3,476
National Oilwell Varco, Inc.	161	5,504
Schlumberger Ltd.	204	13,056
TechnipFMC PLC(a)	230	6,300
Weatherford International PLC(a)	392	1,360

		48,190
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	169	27,222
CVS Health Corp.	337	23,094
Kroger Co.	497	10,267
Sysco Corp.	477	26,531
Wal-Mart Stores, Inc.	354	30,908
Walgreens Boots Alliance, Inc.	195	12,923

		130,945
Food Products — 2.3%
Archer-Daniels-Midland Co.	267	10,912
Bunge Ltd.	161	11,074
Campbell Soup Co.	410	19,422
Conagra Brands, Inc.	506	17,285
General Mills, Inc.	594	30,788
Hershey Co.	216	22,935
Hormel Foods Corp.	541	16,858
Ingredion, Inc.	155	19,429
J.M. Smucker Co.	176	18,665
Kellogg Co.	461	28,826
Kraft Heinz Co.	87	6,728
McCormick & Co., Inc.	278	27,669
Mondelez International, Inc., Class A	379	15,702
Tyson Foods, Inc., Class A	170	12,395

		258,688
Gas Utilities — 0.5%
Atmos Energy Corp.	392	34,198
UGI Corp.	563	26,945

		61,143
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	490	26,573
Align Technology, Inc.(a)	64	15,295
Baxter International, Inc.	530	34,169
Becton Dickinson & Co.	156	32,553
Boston Scientific Corp.(a)	594	16,687
C.R. Bard, Inc.	54	17,662
Cooper Cos., Inc.	98	23,545
Danaher Corp.	416	38,384
Dentsply Sirona, Inc.	320	19,542
DexCom, Inc.(a)	59	2,653
Edwards Lifesciences Corp.(a)	94	9,610
Hologic, Inc.(a)(c)	459	17,373

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.(a)	61	$10,136
Intuitive Surgical, Inc.(a)	48	18,017
Medtronic PLC	296	23,834
ResMed, Inc.	231	19,446
Stryker Corp.	228	35,310
Teleflex, Inc.	115	27,253
Varian Medical Systems, Inc.(a)(c)	314	32,716
Zimmer Biomet Holdings, Inc.	156	18,973

		439,731
Health Care Providers & Services — 2.9%
Aetna, Inc.	115	19,553
AmerisourceBergen Corp.	156	12,004
Anthem, Inc.	97	20,293
Cardinal Health, Inc.	270	16,713
Centene Corp.(a)	116	10,866
Cigna Corp.	80	15,778
DaVita, Inc.(a)(c)	356	21,623
Envision Healthcare Corp.(a)(c)	196	8,350
Express Scripts Holding Co.(a)	295	18,081
HCA Holdings, Inc.(a)	171	12,936
Henry Schein, Inc.(a)	320	25,152
Humana, Inc.	45	11,491
Laboratory Corp. of America Holdings(a)	160	24,594
McKesson Corp.	79	10,892
MEDNAX, Inc.(a)	266	11,648
Patterson Cos., Inc.	505	18,648
Quest Diagnostics, Inc.	237	22,226
UnitedHealth Group, Inc.	142	29,851
Universal Health Services, Inc., Class B VCA, Inc.	133	13,659

		324,358
Health Care Technology — 0.2%
Cerner Corp.(a)	253	17,082
Veeva Systems, Inc., Class A(a)(c)	85	5,180

		22,262
Hotels, Restaurants & Leisure — 2.6%
Aramark	805	35,127
Carnival Corp.	283	18,788
Chipotle Mexican Grill, Inc.(a)(c)	19	5,166
Darden Restaurants, Inc.	221	18,182
Domino’s Pizza, Inc.	70	12,810
Hilton Worldwide Holdings, Inc.	235	16,986
Las Vegas Sands Corp.	121	7,669
Marriott International, Inc., Class A	152	18,161
McDonald’s Corp.	224	37,388
MGM Resorts International	254	7,963
Norwegian Cruise Line Holdings Ltd.(a)	220	12,265
Royal Caribbean Cruises Ltd.	85	10,520
Starbucks Corp.	353	19,359

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	96	$21,986
Wyndham Worldwide Corp.	165	17,630
Wynn Resorts Ltd.	43	6,342
Yum! Brands, Inc.	254	18,910

		285,252
Household Durables — 1.7%
D.R. Horton, Inc.	334	14,766
Garmin Ltd.	186	10,529
Leggett & Platt, Inc.	471	22,259
Lennar Corp., Class A	244	13,584
Mohawk Industries, Inc.(a)	93	24,344
Newell Brands, Inc.	383	15,619
NVR, Inc.(a)	11	36,095
PulteGroup, Inc.	609	18,380
Toll Brothers, Inc.	425	19,567
Whirlpool Corp.	61	10,000

		185,143
Household Products — 1.8%
Church & Dwight Co., Inc.	746	33,652
Clorox Co.	315	39,857
Colgate-Palmolive Co.	527	37,127
Kimberly-Clark Corp.	285	32,065
Procter & Gamble Co.	499	43,084
Spectrum Brands Holdings, Inc.	159	17,477

		203,262
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	872	9,269
Industrial Conglomerates — 1.1%
3M Co.	174	40,053
General Electric Co.	778	15,684
Honeywell International, Inc.	206	29,697
Roper Technologies, Inc.	129	33,304

		118,738
Insurance — 9.1%
Aflac, Inc.	420	35,234
Alleghany Corp.(a)	38	21,516
Allstate Corp.	440	41,298
American Financial Group, Inc.	379	39,981
American International Group, Inc.	367	23,712
Aon PLC	262	37,579
Arch Capital Group Ltd.(a)	500	49,820
Arthur J Gallagher & Co.	654	41,418
Assurant, Inc.	181	18,218
Athene Holding Ltd., Class A(a)	325	16,942
Axis Capital Holdings Ltd.	587	31,927
Brighthouse Financial, Inc.(a)	16	995
Chubb Ltd.	307	46,302
Cincinnati Financial Corp.	504	35,366
Everest Re Group Ltd.	180	42,741

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Insurance (continued)
FNF Group	497	$18,598
Hartford Financial Services Group, Inc.	448	24,662
Lincoln National Corp.	152	11,519
Loews Corp.	771	38,172
Markel Corp.(a)	38	41,203
Marsh & McLennan Cos., Inc.	541	43,783
MetLife, Inc.	177	9,484
Principal Financial Group, Inc.	246	16,199
Progressive Corp.	813	39,504
Prudential Financial, Inc.	132	14,581
Reinsurance Group of America, Inc.	240	35,851
RenaissanceRe Holdings Ltd.	346	47,872
Torchmark Corp.	463	38,952
Travelers Cos., Inc.	319	42,251
Unum Group	292	15,196
W.R. Berkley Corp.	545	37,376
Willis Towers Watson PLC	203	32,699
XL Group Ltd.	604	24,444

		1,015,395
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.(a)	10	11,053
Expedia, Inc.	64	7,978
Liberty Interactive Corp QVC Group, Series A(a)	499	11,337
Netflix, Inc.(a)	11	2,161
Priceline Group, Inc.(a)	6	11,472
TripAdvisor, Inc.(a)	69	2,587

		46,588
Internet Software & Services — 1.0%
Akamai Technologies, Inc.(a)	100	5,225
Alphabet, Inc., Class A(a)	16	16,529
Alphabet, Inc., Class C(a)	11	11,183
CoStar Group, Inc.(a)	46	13,604
eBay, Inc.(a)	391	14,717
Facebook, Inc., Class A(a)	87	15,665
MercadoLibre, Inc.	34	8,171
Twitter, Inc.(a)	104	2,144
VeriSign, Inc.(a)	161	17,311
Zillow Group, Inc., Class C(a)	127	5,243

		109,792
IT Services — 4.3%
Accenture PLC, Class A	170	24,201
Alliance Data Systems Corp.	32	7,159
Automatic Data Processing, Inc.	259	30,111
Broadridge Financial Solutions, Inc.	347	29,814
Cognizant Technology Solutions Corp., Class A	208	15,739
DXC Technology Co.	95	8,694

	Shares	Value
IT Services (continued)
Fidelity National Information Services, Inc.	299	$27,735
First Data Corp., Class A(a)	341	6,073
Fiserv, Inc.(a)	244	31,581
FleetCor Technologies, Inc.(a)	65	10,743
Gartner, Inc.(a)	176	22,055
Global Payments, Inc.	165	17,152
International Business Machines Corp.	128	19,720
Jack Henry & Associates, Inc.	358	39,427
Leidos Holdings, Inc.	216	13,504
Mastercard, Inc., Class A	188	27,969
Paychex, Inc.	459	29,280
PayPal Holdings, Inc.(a)	146	10,594
Sabre Corp.	500	9,780
Total System Services, Inc.	339	24,425
Vantiv, Inc., Class A(a)(c)	292	20,440
Visa, Inc., Class A	282	31,014
Western Union Co.	789	15,650

		472,860
Leisure Products — 0.2%
Hasbro, Inc.	132	12,222
Mattel, Inc.	265	3,742
Polaris Industries, Inc.	93	11,014

		26,978
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	382	25,988
Illumina, Inc.(a)	32	6,566
Mettler-Toledo International, Inc.(a)	37	25,257
Quintiles IMS Holdings, Inc.(a)	211	22,809
Thermo Fisher Scientific, Inc.	149	28,881
Waters Corp.(a)	141	27,643

		137,144
Machinery — 2.9%
AGCO Corp.	234	16,045
Caterpillar, Inc.	126	17,111
Cummins, Inc.	95	16,804
Deere & Co.	123	16,344
Dover Corp.	181	17,284
Flowserve Corp.	174	7,668
Fortive Corp.	129	9,322
IDEX Corp.	223	28,591
Illinois Tool Works, Inc.	179	28,017
Ingersoll-Rand PLC	193	17,100
Middleby Corp.(a)(c)	65	7,533
PACCAR, Inc.	233	16,713
Parker-Hannifin Corp.	91	16,618
Pentair PLC	167	11,767
Snap-on, Inc.	109	17,198
Stanley Black & Decker, Inc.	196	31,664

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Machinery (continued)
WABCO Holdings, Inc.(a)	106	$15,642
Wabtec Corp.	141	10,786
Xylem, Inc.	388	25,747

		327,954
Media — 2.9%
CBS Corp., Class B	223	12,515
Charter Communications, Inc., Class A(a)	61	20,384
Comcast Corp., Class A	641	23,095
Discovery Communications, Inc., Class A(a)	378	7,137
Discovery Communications, Inc., Class C(a)(c)	475	8,460
DISH Network Corp., Class A(a)	183	8,883
IHS Markit Ltd.(a)	351	14,956
Interpublic Group of Cos., Inc.	822	15,824
Liberty Broadband Corp., Class C(a)	86	7,507
Liberty Global PLC, Class A(a)	362	11,168
Liberty Global PLC, Class C(a)	280	8,369
Liberty Media Corp.—Liberty SiriusXM, Class A(a)	513	21,397
Liberty Media Corp.—Liberty SiriusXM, Class C(a)	266	11,079
News Corp., Class A	937	12,799
Omnicom Group, Inc.	401	26,943
Scripps Networks Interactive, Inc., Class A	173	14,408
Sirius XM Holdings, Inc.(c)	5,136	27,934
Time Warner, Inc.	114	11,205
Twenty-First Century Fox, Inc., Class A	588	15,376
Twenty-First Century Fox, Inc., Class B	737	18,757
Viacom, Inc., Class B	148	3,556
Walt Disney Co.	197	19,269

		321,021
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.(a)	89	1,244
Newmont Mining Corp.	122	4,412
Nucor Corp.	176	10,178
Steel Dynamics, Inc.	202	7,516

		23,350
Multi-Utilities — 3.2%
Alliant Energy Corp.	695	30,066
Ameren Corp.	453	28,081
CenterPoint Energy, Inc.	976	28,841
CMS Energy Corp.	594	28,732
Consolidated Edison, Inc.	381	32,785
Dominion Resources, Inc.	365	29,616
DTE Energy Co.	276	30,487

	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.	831	$21,913
PG&E Corp.	398	22,992
Public Service Enterprise Group, Inc.	479	23,567
SCANA Corp.	365	15,746
Sempra Energy	251	29,493
WEC Energy Group, Inc.	467	31,471

		353,790
Multiline Retail — 0.5%
Dollar General Corp.	151	12,207
Dollar Tree, Inc.(a)	156	14,235
Kohl’s Corp.	127	5,303
Macy’s, Inc.	281	5,272
Nordstrom, Inc.	137	5,432
Target Corp.	301	17,771

		60,220
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp.	70	3,456
Andeavor	145	15,405
Antero Resources Corp.(a)	238	4,617
Apache Corp.	79	3,268
Cabot Oil & Gas Corp.	351	9,695
Cheniere Energy, Inc.(a)	108	5,048
Chevron Corp.	149	17,268
Cimarex Energy Co.	61	7,133
Concho Resources, Inc.(a)	51	6,845
ConocoPhillips	156	7,979
Continental Resources, Inc.(a)(c)	53	2,158
Devon Energy Corp.	81	2,989
Diamondback Energy, Inc.(a)	66	7,073
EOG Resources, Inc.	103	10,287
EQT Corp.	164	10,256
Exxon Mobil Corp.	314	26,172
Hess Corp.	110	4,858
HollyFrontier Corp.	228	8,425
Kinder Morgan, Inc.	245	4,437
Marathon Oil Corp.	155	2,204
Marathon Petroleum Corp.	123	7,348
Murphy Oil Corp.	102	2,728
Newfield Exploration Co.(a)	91	2,802
Noble Energy, Inc.	160	4,459
Occidental Petroleum Corp.	262	16,917
ONEOK, Inc.	89	4,830
Parsley Energy, Inc., Class A(a)	109	2,899
Phillips 66	135	12,296
Pioneer Natural Resources Co.	47	7,034
Plains GP Holdings LP, Class A(a)	79	1,612
Range Resources Corp.	100	1,811
Targa Resources Corp.	45	1,867
Valero Energy Corp.	137	10,808

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	108	$3,078

		240,062
Paper & Forest Products — 0.2%
International Paper Co.	361	20,675
Personal Products — 0.3%
Coty, Inc., Class A	338	5,205
Estee Lauder Cos., Inc., Class A	270	30,189

		35,394
Pharmaceuticals — 1.7%
Allergan PLC	45	7,975
Bristol-Myers Squibb Co.	219	13,504
Eli Lilly & Co.	234	19,174
Jazz Pharmaceuticals PLC(a)	55	7,784
Johnson & Johnson	348	48,515
Mallinckrodt PLC(a)	57	1,805
Merck & Co., Inc.	365	20,108
Mylan NV(a)	143	5,107
Perrigo Co. PLC	83	6,722
Pfizer, Inc.	774	27,101
Zoetis, Inc.	410	26,166

		183,961
Professional Services — 0.8%
Equifax, Inc.	200	21,706
ManpowerGroup, Inc.	134	16,520
Nielsen Holdings PLC	473	17,534
Robert Half International, Inc.	255	13,201
Verisk Analytics, Inc.(a)	280	23,814

		92,775
Real Estate Investment Trusts (REITs) — 7.4%
AGNC Investment Corp.	1,856	37,361
Alexandria Real Estate Equities, Inc.	219	27,147
American Tower Corp.	197	28,303
Annaly Capital Management, Inc.	3,294	37,738
AvalonBay Communities, Inc.	144	26,112
Boston Properties, Inc.	216	26,175
Brixmor Property Group, Inc.	960	16,771
Camden Property Trust	321	29,288
Colony NorthStar, Inc., Class A(c)	1,100	13,508
Crown Castle International Corp.	255	27,305
Digital Realty Trust, Inc.	311	36,835
Duke Realty Corp.	878	25,006
Equinix, Inc.	42	19,467
Equity Residential	447	30,065
Essex Property Trust, Inc.	91	23,881
Extra Space Storage, Inc.(c)	241	19,663
Federal Realty Investment Trust	247	29,769
GGP, Inc.	731	14,225
HCP, Inc.	349	9,018

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	756	$14,787
Kimco Realty Corp.	995	18,069
Liberty Property Trust	538	23,070
Macerich Co.	243	13,268
Mid-America Apartment Communities, Inc.	194	19,856
National Retail Properties, Inc.	492	19,769
Prologis, Inc.	421	27,188
Public Storage	109	22,590
Realty Income Corp.	312	16,745
Regency Centers Corp.	390	24,005
Simon Property Group, Inc.	155	24,076
SL Green Realty Corp.	170	16,266
UDR, Inc.	728	28,239
Ventas, Inc.	259	16,252
VEREIT, Inc.	1,029	8,119
Vornado Realty Trust	235	17,592
Welltower, Inc.	242	16,204
Weyerhaeuser Co.	421	15,118

		818,850
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	384	15,099
Jones Lang LaSalle, Inc.	90	11,654

		26,753
Road & Rail — 1.0%
AMERCO	42	16,491
CSX Corp.	200	10,086
JB Hunt Transport Services, Inc.	219	23,299
Kansas City Southern	101	10,526
Knight-Swift Transportation Holdings, Inc.(a)	439	18,197
Norfolk Southern Corp.	109	14,325
Union Pacific Corp.	129	14,937

		107,861
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.(a)(c)	209	2,296
Analog Devices, Inc.	159	14,517
Applied Materials, Inc.	279	15,744
Broadcom Ltd.	25	6,598
Intel Corp.	372	16,922
KLA-Tencor Corp.	133	14,482
Lam Research Corp.	73	15,225
Marvell Technology Group Ltd.	454	8,367
Maxim Integrated Products, Inc.	255	13,398
Microchip Technology, Inc.	196	18,581
Micron Technology, Inc.(a)	183	8,109
NVIDIA Corp.	23	4,756
Qorvo, Inc.(a)	49	3,715
QUALCOMM, Inc.	157	8,008
Skyworks Solutions, Inc.	65	7,401
Texas Instruments, Inc.	200	19,338

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	213	$15,696

		193,153
Software — 3.2%
Activision Blizzard, Inc.	240	15,718
Adobe Systems, Inc.(a)	135	23,647
ANSYS, Inc.(a)	185	25,291
Autodesk, Inc.(a)	95	11,871
CA, Inc.	639	20,658
Cadence Design Systems, Inc.(a)	588	25,378
CDK Global, Inc.	119	7,564
Citrix Systems, Inc.(a)	158	13,052
Dell Technologies, Inc., Class V(a)	120	9,932
Electronic Arts, Inc.(a)	76	9,090
Fortinet, Inc.(a)	213	8,394
Intuit, Inc.	159	24,012
Microsoft Corp.	223	18,549
Nuance Communications, Inc.(a)	373	5,498
Oracle Corp.	439	22,345
Red Hat, Inc.(a)	130	15,708
salesforce.com, Inc.(a)	118	12,076
ServiceNow, Inc.(a)	62	7,835
Splunk, Inc.(a)	45	3,029
SS&C Technologies Holdings, Inc.	359	14,432
Symantec Corp.	485	15,763
Synopsys, Inc.(a)	339	29,330
VMware, Inc., Class A(a)(c)	117	14,004
Workday, Inc., Class A(a)	53	5,882

		359,058
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	74	6,049
AutoNation, Inc.(a)(c)	255	12,087
AutoZone, Inc.(a)	40	23,580
Bed Bath & Beyond, Inc.	423	8,398
Best Buy Co., Inc.	105	5,878
CarMax, Inc.(a)	140	10,514
Dick’s Sporting Goods, Inc.	192	4,698
Foot Locker, Inc.	180	5,414
Gap, Inc.	245	6,368
Home Depot, Inc.	188	31,167
L Brands, Inc.	229	9,856
Lowe’s Cos., Inc.	287	22,946
O’Reilly Automotive, Inc.(a)	72	15,188
Ross Stores, Inc.	263	16,698
Signet Jewelers Ltd.	141	9,245
Tiffany & Co.	142	13,294
TJX Cos., Inc.	303	21,149
Tractor Supply Co.	171	10,304
Ulta Salon Cosmetics & Fragrance, Inc.(a)	31	6,256

		239,089

	Shares	Value
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	94	$15,890
Hewlett Packard Enterprise Co.	272	3,786
HP, Inc.	561	12,068
NetApp, Inc.	206	9,151
Seagate Technology PLC	96	3,549
Western Digital Corp.	86	7,677
Xerox Corp.	425	12,882

		65,003
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc.	391	8,797
lululemon athletica, Inc.(a)	90	5,536
Michael Kors Holdings Ltd.(a)	105	5,125
NIKE, Inc., Class B	330	18,147
PVH Corp.	88	11,159
Ralph Lauren Corp.	69	6,171
Tapestry, Inc.	276	11,302
Under Armour, Inc., Class A(a)(c)	183	2,291
Under Armour, Inc., Class C(a)(c)	402	4,624
VF Corp.	311	21,661

		94,813
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	1,434	17,998
People’s United Financial, Inc.	1,401	26,143

		44,141
Tobacco — 0.5%
Altria Group, Inc.	445	28,578
Philip Morris International, Inc.	236	24,695

		53,273
Trading Companies & Distributors — 0.4%
Fastenal Co.	343	16,111
HD Supply Holdings, Inc.(a)	203	7,184
United Rentals, Inc.(a)	42	5,942
W.W. Grainger, Inc.	98	19,375

		48,612
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	223	15,510

Water Utilities — 0.3%
American Water Works Co., Inc.	429	37,649

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(c)	298	1,949
T-Mobile U.S., Inc.(a)	184	10,998

		12,947
Total Long-Term Investments (Cost — $10,035,623) — 99.5%		11,068,157

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(d)(e)	262,282	$262,335
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%, (d)(e)	8,783	8,783
Total Short-Term Securities (Cost — $271,125) — 2.4%		271,118

Shares	Value

Total Investments (Cost — $10,306,748) — 101.9%	$11,339,275
Liabilities in Excess of Other Assets — (1.9)%	(212,205)

Net Assets — 100.0%	$11,127,070

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	204,556	57,726	(b)	—		262,282	$262,335	$322	(c)	$(6)	$8
BlackRock Cash Funds: Treasury, SL Agency Shares	38,164	—		(29,381	)(d)	8,783	8,783	143		—	—
BlackRock, Inc.	44	—		—		44	20,717	110		—	(1,949)
PNC Financial Services Group, Inc.	179	—		—		179	24,485	134		—	(1,430)
iShares Edge MSCI USA Size Factor ETF	51	703		(754)		—	—	250		991	(208)

Total							$316,320	$959		$985	$(3,579)

(a)	Includes net capital gain distributions, if applicable
(b)	Represents net shares purchased
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares sold

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	S&P Global Ratings

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$11,068,157	—	—	$11,068,157
Short-Term Securities	271,118	—	—	271,118

Total	$11,339,275	—	—	$11,339,275

(a)	See above Schedule of Investments for values in each sector

During the period ended October 31, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
L3 Technologies, Inc.	495	$92,841

Air Freight & Logistics — 0.7%
FedEx Corp.	359	81,292

Airlines — 2.8%
American Airlines Group, Inc.	1,368	64,050
Delta Air Lines, Inc.	2,278	114,018
Southwest Airlines Co.	1,374	74,058
United Continental Holdings, Inc.(a)	955	55,848

		307,974
Auto Components — 1.1%
BorgWarner, Inc.	527	27,784
Goodyear Tire & Rubber Co.	1,228	37,595
Lear Corp.	307	53,906

		119,285
Automobiles — 6.3%
Ford Motor Co.	21,880	268,480
General Motors Co.	10,106	434,399

		702,879
Banks — 8.7%
Bank of America Corp.	11,798	323,175
CIT Group, Inc.	159	7,413
Citigroup, Inc.	4,072	299,365
Citizens Financial Group, Inc.	525	19,955
JPMorgan Chase & Co.	2,733	274,967
Regions Financial Corp.	1,188	18,390
SunTrust Banks, Inc.	371	22,338

		965,603
Biotechnology — 2.8%
Gilead Sciences, Inc.	3,973	297,891
United Therapeutics Corp.(a)	97	11,622

		309,513
Capital Markets — 1.4%
Goldman Sachs Group, Inc.	349	84,625
Morgan Stanley	1,311	65,600

		150,225
Chemicals — 1.9%
Celanese Corp., Series A	160	16,690
DowDuPont, Inc.	1,070	77,444
Eastman Chemical Co.	250	22,702
LyondellBasell Industries NV, Class A	758	78,476
Mosaic Co.	747	16,688

		212,000
Communications Equipment — 3.0%
Cisco Systems, Inc.	9,424	321,863

	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.	659	$16,388

		338,251
Construction & Engineering — 0.8%
Fluor Corp.	645	27,793
Jacobs Engineering Group, Inc.	1,109	64,613

		92,406
Consumer Finance — 0.8%
Ally Financial, Inc.	836	21,871
Capital One Financial Corp.	696	64,157
Navient Corp.	379	4,722

		90,750
Containers & Packaging — 0.2%
WestRock Co.	440	27,046

Diversified Financial Services — 0.1%
Voya Financial, Inc.	349	14,056

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	5,376	180,936
CenturyLink, Inc.	815	15,496

		196,432
Electric Utilities — 2.4%
Entergy Corp.	592	51,066
Exelon Corp.	4,326	173,988
FirstEnergy Corp.	1,383	45,603

		270,657
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(a)	212	17,721
Avnet, Inc.	304	12,099
Corning, Inc.	2,109	66,064
Flex Ltd.(a)	1,226	21,823

		117,707
Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	178	9,667
National Oilwell Varco, Inc.	586	20,035
TechnipFMC PLC(a)	613	16,818

		46,520
Food & Staples Retailing — 5.5%
CVS Health Corp.	2,069	141,789
Kroger Co.	2,651	54,896
Wal-Mart Stores, Inc.	4,678	408,523

		605,208
Food Products — 2.5%
Archer-Daniels-Midland Co.	2,610	106,712
Bunge Ltd.	703	48,352
Ingredion, Inc.	119	14,917
J.M. Smucker Co.	269	28,527

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value

Food Products (continued)
Tyson Foods, Inc., Class A	1,068	$77,941

		276,449
Health Care Providers & Services — 5.4%
Aetna, Inc.	707	120,381
AmerisourceBergen Corp.	362	27,856
Anthem, Inc.	607	126,990
Cardinal Health, Inc.	614	38,007
Centene Corp.(a)	424	39,716
Cigna Corp.	476	93,877
Envision Healthcare Corp.(a)	144	6,134
Express Scripts Holding Co.(a)	1,439	88,257
McKesson Corp.	345	47,569
Universal Health Services, Inc., Class B	151	15,508

		604,295
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	1,261	83,784

Household Durables — 0.5%
Toll Brothers, Inc.	429	19,797
Whirlpool Corp.	253	41,474

		61,271
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	1,615	17,178

Insurance — 3.2%
Aflac, Inc.	291	24,412
American International Group, Inc.	1,316	85,091
Axis Capital Holdings Ltd.	72	3,916
Brighthouse Financial, Inc.(a)	131	8,146
Everest Re Group Ltd.	32	7,598
Hartford Financial Services Group, Inc.	378	20,809
Lincoln National Corp.	325	24,629
Loews Corp.	295	14,605
MetLife, Inc.	1,444	77,423
Prudential Financial, Inc.	580	64,067
Unum Group	239	12,438
XL Group Ltd.	296	11,979

		355,113
IT Services — 0.4%
DXC Technology Co.	491	45,028

Machinery — 1.4%
AGCO Corp.	643	44,159
Cummins, Inc.	611	108,074

		152,233
Media — 0.5%
News Corp., Class A	2,512	34,328

	Shares	Value
Media (continued)
Viacom, Inc., Class B	748	$17,974

		52,302
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.(a)	1,478	20,677
Newmont Mining Corp.	789	28,530
Nucor Corp.	407	23,537
Steel Dynamics, Inc.	201	7,479

		80,223
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	1,416	69,716
Multiline Retail — 1.6%
Kohl’s Corp.	1,004	41,927
Macy’s, Inc.	1,299	24,388
Nordstrom, Inc.	365	14,472
Target Corp.	1,666	98,420

		179,207
Oil, Gas & Consumable Fuels — 5.9%
Andeavor	289	30,703
Antero Resources Corp.(a)	225	4,365
Chevron Corp.	2,987	346,279
HollyFrontier Corp.	405	14,965
Marathon Oil Corp.	1,632	23,221
Marathon Petroleum Corp.	887	52,989
Murphy Oil Corp.	401	10,727
Phillips 66	688	62,663
Plains GP Holdings LP, Class A(a)	196	3,999
Valero Energy Corp.	1,323	104,372

		654,283
Paper & Forest Products — 0.2%
International Paper Co.	443	25,428

Personal Products — 0.1%
Coty, Inc., Class A	508	7,839

Pharmaceuticals — 5.0%
Allergan PLC	620	109,883
Mallinckrodt PLC(a)	388	12,288
Mylan NV(a)	1,284	45,887
Perrigo Co. PLC	230	18,628
Pfizer, Inc.	10,418	365,290

		551,976
Professional Services — 0.2%
ManpowerGroup, Inc.	163	20,218

Real Estate Investment Trusts (REITs) — 3.0%
AGNC Investment Corp.	467	9,401
Annaly Capital Management, Inc.	1,165	13,351

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Colony NorthStar, Inc., Class A(b)	2,362	$29,005
HCP, Inc.	1,184	30,594
Host Hotels & Resorts, Inc.	9,142	178,837
National Retail Properties, Inc.	320	12,858
VEREIT, Inc.	8,021	63,294

		337,340
Road & Rail — 1.9%
AMERCO	18	7,068
Norfolk Southern Corp.	1,535	201,861

		208,929
Semiconductors & Semiconductor Equipment — 6.2%
Intel Corp.	9,072	412,731
Lam Research Corp.	215	44,843
Micron Technology, Inc.(a)	3,245	143,830
Qorvo, Inc.(a)	268	20,317
QUALCOMM, Inc.	1,299	66,262

		687,983
Software — 0.5%
CA, Inc.	529	17,129
Nuance Communications, Inc.(a)	403	5,940
Symantec Corp.	861	28,015

		51,084
Specialty Retail — 1.3%
Bed Bath & Beyond, Inc.	686	13,651
Best Buy Co., Inc.	1,528	85,594
Dick’s Sporting Goods, Inc.	272	6,656
Foot Locker, Inc.	355	10,678
Gap, Inc.	1,020	26,536
Signet Jewelers Ltd.	102	6,688

		149,803
Technology Hardware, Storage & Peripherals — 12.3%
Apple, Inc.	6,539	1,105,522
Hewlett Packard Enterprise Co.	3,808	53,021
HP, Inc.	3,122	67,279
NetApp, Inc.	807	35,847
Seagate Technology PLC	731	27,025

	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	599	$53,473
Xerox Corp.	606	18,368

		1,360,535
Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd.(a)	396	19,377
PVH Corp.	244	30,942
Ralph Lauren Corp.	76	6,797

		57,116
Trading Companies & Distributors — 0.9%
United Rentals, Inc.(a)	686	97,197

Total Common Stocks — 98.4%		10,927,175

Investment Companies — 0.7%
iShares Edge MSCI USA Value Factor ETF(e)	964	76,484

Total Long-Term Investments (Cost — $9,962,796) — 99.1%		11,003,659

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(c)(d)(e)	30,109	30,116
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%(d)(e)	37,704	37,704

Total Short-Term Securities (Cost — $67,820) — 0.6%		67,820

Total Investments (Cost — $10,030,616) — 99.7%		11,071,479
Other Assets Less Liabilities — 0.3%		28,678

Net Assets — 100.0%		$11,100,157

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

(e)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund, were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold	Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	30,109	(b)	—	30,109	$30,116	$3	(c)	$(2)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,233	29,471	(b)	—	37,704	37,704	103		—	—
iShares Edge MSCI USA Value Factor ETF	694	814		(544)	964	76,484	723		1,535	4,180

Total						$144,304	$829		$1,533	$4,180

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)
Common Stocks	$10,927,175	—	—	$10,927,175
Investment Companies	76,484	—	—	76,484
Short-Term Securities	67,820	—	—	67,820

Total	$11,071,479	—	—	$11,071,479

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
China — 29.8%
3SBio, Inc.(a)(b)	16,000	$28,657
58.com, Inc. — ADR(b)	2,834	190,360
AAC Technologies Holdings, Inc.	18,000	330,068
Agricultural Bank of China Ltd., Class H	683,999	322,159
Air China Ltd., Class H	48,000	45,768
Alibaba Group Holding Ltd. — ADR(b)(c)	28,833	5,330,933
Aluminum Corp. of China Ltd., Class H(b)	58,000	46,585
Anhui Conch Cement Co. Ltd., Class H	39,500	169,206
ANTA Sports Products Ltd.	26,000	116,294
Autohome, Inc. — ADR(b)	1,756	100,988
AviChina Industry & Technology Co. Ltd., Class H	34,000	19,748
Baidu, Inc. — ADR(b)	7,134	1,740,268
Bank of China Ltd., Class H	2,031,999	1,015,518
Bank of Communications Co. Ltd., Class H	191,000	144,192
Beijing Capital International Airport Co. Ltd., Class H	54,000	88,675
Brilliance China Automotive Holdings Ltd.	72,000	182,457
Byd Co. Ltd., Class H	11,000	96,181
CGN Power Co. Ltd., Class H(a)	119,000	34,958
China Cinda Asset Management Co. Ltd., Class H	131,000	50,906
China CITIC Bank Corp. Ltd., Class H	195,000	125,648
China Coal Energy Co. Ltd., Class H	30,000	13,740
China Communications Construction Co. Ltd., Class H	118,000	143,322
China Communications Services Corp. Ltd., Class H	40,000	24,275
China Conch Venture Holdings Ltd.	33,000	67,284
China Construction Bank Corp., Class H	2,156,999	1,927,743
China Everbright Bank Co. Ltd., Class H	33,000	15,577
China Evergrande Group(b)(c)	68,000	262,300
China Galaxy Securities Co. Ltd., Class H	91,500	79,831
China Huarong Asset Management Co. Ltd., Class H(a)	106,983	50,325
China Huishan Dairy Holdings Co. Ltd.(b)(d)	144,000	—
China Life Insurance Co. Ltd., Class H	194,000	643,168
China Longyuan Power Group Corp. Ltd., Class H	60,000	44,495
China Medical System Holdings Ltd.	37,000	68,418
China Mengniu Dairy Co. Ltd.	76,000	210,611

	Shares	Value
China (continued)
China Merchants Bank Co. Ltd., Class H	97,500	$372,319
China Minsheng Banking Corp. Ltd., Class H	100,000	96,872
China National Building Material Co. Ltd., Class H	64,000	54,018
China Oilfield Services Ltd., Class H	34,000	30,183
China Overseas Land & Investment Ltd.	108,000	350,678
China Pacific Insurance Group Co. Ltd., Class H	70,000	345,647
China Petroleum & Chemical Corp., Class H	661,999	486,119
China Railway Construction Corp. Ltd., Class H	33,500	42,071
China Railway Group Ltd., Class H	71,000	57,070
China Resources Gas Group Ltd.	16,000	58,609
China Shenhua Energy Co. Ltd., Class H	90,000	215,304
China Southern Airlines Co. Ltd., Class H	44,000	32,530
China Telecom Corp. Ltd., Class H	357,999	179,536
China Unicom Hong Kong Ltd.(b)	176,000	249,719
China Vanke Co. Ltd., Class H	22,000	78,314
Chongqing Changan Automobile Co. Ltd., Class B	13,000	17,014
Chongqing Rural Commercial Bank, Co. Ltd., Class H	56,000	38,069
CITIC Securities Co. Ltd., Class H	62,500	138,868
CNOOC Ltd.	468,999	640,369
Country Garden Holdings Co. Ltd.	158,000	250,463
CSPC Pharmaceutical Group Ltd.	128,000	222,686
CSR Corp. Ltd., Class H	111,000	109,525
Ctrip.com International Ltd. — ADR(b)(c)	10,297	493,123
Dongfeng Motor Group Co. Ltd., Class H	50,000	68,635
Far East Horizon Ltd.	36,000	35,774
Fosun International Ltd.	78,000	193,519
Fuyao Glass Industry Group Co., Ltd.(a)	9,200	35,083
GF Securities Co. Ltd., Class H	21,400	45,638
Great Wall Motor Co. Ltd., Class H	70,500	88,954
Guangzhou Automobile Group Co. Ltd., Class H	46,000	114,394
Guangzhou R&F Properties Co. Ltd., Class H	14,800	31,558
Haitian International Holdings Ltd.	14,000	41,924
Haitong Securities Co. Ltd., Class H	86,800	137,422
Hengan International Group Co. Ltd.	23,500	231,742
Huaneng Power International, Inc., Class H	128,000	85,605

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
China (continued)
Huaneng Renewables Corp. Ltd., Class H	48,000	$16,507
Huatai Securities Co. Ltd., Class H(a)	32,600	70,416
Industrial & Commercial Bank of China Ltd., Class H	1,877,999	1,494,259
JD.com, Inc. — ADR(b)	17,724	665,005
Jiangsu Expressway Co. Ltd., Class H	30,000	45,995
Kingsoft Corp. Ltd.(c)	13,000	32,859
Kunlun Energy Co. Ltd.	64,000	59,353
Lenovo Group Ltd.	221,999	128,777
Longfor Properties Co. Ltd.	33,500	78,253
Minth Group, Ltd.	16,000	86,439
Momo, Inc., ADR(b)	1,733	52,805
NetEase, Inc. — ADR	2,174	612,894
New China Life Insurance Co. Ltd., Class H	24,900	155,883
New Oriental Education & Technology Group, Inc. — ADR	3,893	324,053
People’s Insurance Co. Group of China Ltd., Class H	118,000	56,163
PetroChina Co. Ltd., Class H	521,999	341,231
PICC Property & Casualty Co. Ltd., Class H	122,000	242,108
Ping An Insurance Group Co. of China Ltd., Class H	138,500	1,217,130
Semiconductor Manufacturing International Corp.(b)(c)	86,800	133,189
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,000	28,728
Shanghai Electric Group Co. Ltd., Class H(b)	32,000	14,525
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,000	104,902
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	24,880	38,614
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,400	34,639
Shenzhou International Group Holdings Ltd.	18,000	153,814
Sihuan Pharmaceutical Holdings Group Ltd.	68,000	24,600
SINA Corp.(b)	1,788	192,478
Sino Biopharmaceutical Ltd.	111,000	129,801
Sino-Ocean Group Holding Ltd.	46,500	30,367
Sinopec Engineering Group Co. Ltd., Class H	25,000	21,438
Sinopec Shanghai Petrochemical Co. Ltd., Class H	64,000	38,174
Sinopharm Group Co. Ltd., Class H	36,000	161,190
SOHO China Ltd.(b)	105,000	60,829
Sunac China Holdings Ltd.	47,000	239,459

	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	20,000	$293,349
TAL Education Group — ADR	8,706	239,415
Tencent Holdings Ltd.	143,900	6,467,598
Tingyi Cayman Islands Holding Corp.(c)	52,000	81,997
TravelSky Technology Ltd.,Class H	21,000	54,430
Tsingtao Brewery Co. Ltd., Class H	10,000	41,877
Vipshop Holdings Ltd. — ADR(b)	10,467	82,689
Want Want China Holdings Ltd.(c)	126,000	103,159
Weibo Corp. — ADR(b)(c)	1,248	115,627
Weichai Power Co. Ltd., Class H	32,000	39,847
Yanzhou Coal Mining Co. Ltd., Class H	40,000	39,924
YY, Inc. — ADR(b)	1,263	114,163
Zhejiang Expressway Co. Ltd., Class H	40,000	49,466
Zhuzhou CRRC Times Electric Co. Ltd.	11,900	69,650
Zijin Mining Group Co. Ltd., Class H	66,000	22,840
ZTE Corp., Class H(b)	15,200	52,810

		34,355,730
Hong Kong — 14.7%
AIA Group Ltd.	308,199	2,322,435
Alibaba Health Information Technology Ltd.(b)(c)	70,000	37,522
Alibaba Pictures Group Ltd.(b)	299,999	48,865
ASM Pacific Technology Ltd.	8,000	116,724
Bank of East Asia Ltd.	36,800	161,477
Beijing Enterprises Holdings Ltd.	9,500	56,480
Beijing Enterprises Water Group Ltd.(b)	96,000	80,671
BOC Hong Kong Holdings Ltd.	97,000	462,221
China Everbright International Ltd.	54,000	76,186
China Everbright Ltd.	28,000	66,440
China Gas Holdings Ltd.	44,000	133,765
China Jinmao Holdings Group Ltd.	104,000	46,738
China Merchants Port Holdings Co. Ltd.	39,264	122,824
China Mobile Ltd.	158,499	1,594,251
China Power International Development Ltd.	42,000	13,353
China Resources Beer Holdings Co. Ltd.	36,000	103,897
China Resources Land Ltd.(c)	74,000	220,852
China Resources Power Holdings Co. Ltd.	48,000	92,308
China State Construction International Holdings Ltd.	42,000	59,013
China Taiping Insurance Holdings Co. Ltd.	39,400	129,931
CITIC Ltd.	162,999	238,784
CK Asset Holdings Ltd.	68,000	559,628

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Hong Kong (continued)
CK Hutchison Holdings Ltd.	65,000	$825,611
CK Infrastructure Holdings Ltd.	18,000	156,727
CLP Holdings Ltd.	39,500	402,028
COSCO SHIPPING Ports Ltd.	38,000	44,038
ENN Energy Holdings Ltd.	22,000	161,443
First Pacific Co. Ltd.	44,000	33,502
Fullshare Holdings Ltd.	127,500	54,586
Galaxy Entertainment Group Ltd.	61,000	415,982
GCL-Poly Energy Holdings Ltd.(b)(c)	422,999	72,731
Geely Automobile Holdings Ltd.	140,000	434,122
GOME Retail Holdings Ltd.(c)	467,999	60,016
Guangdong Investment Ltd.	56,000	81,133
Haier Electronics Group Co. Ltd.(b)	32,000	84,377
Hang Lung Group Ltd.	19,000	66,760
Hang Lung Properties Ltd.	48,000	110,221
Hang Seng Bank Ltd.	18,900	447,986
Henderson Land Development Co. Ltd.	33,550	218,944
HK Electric Investments & HK Electric Investments Ltd.(a)(e)	61,500	56,605
HKT Trust & HKT Ltd.(e)	108,000	131,930
Hong Kong & China Gas Co. Ltd.	206,139	390,764
Hong Kong Exchanges & Clearing Ltd.	29,200	813,636
Hongkong Land Holdings Ltd.	32,600	236,444
Hysan Development Co. Ltd.	11,000	53,148
Jardine Matheson Holdings Ltd.	5,600	358,745
Jardine Strategic Holdings Ltd.	6,000	251,671
Kerry Properties Ltd.	11,000	49,503
Li & Fung Ltd.	132,000	66,527
Link REIT	58,500	491,827
Melco Resorts & Entertainment Ltd. — ADR	6,258	158,202
MGM China Holdings Ltd.	17,200	38,802
MTR Corp. Ltd.	37,500	217,406
New World Development Co. Ltd.	159,999	238,547
Nine Dragons Paper Holdings Ltd.	39,000	71,682
NWS Holdings Ltd.	34,321	69,465
PCCW Ltd.	148,000	81,602
Power Assets Holdings Ltd.(c)	35,500	307,754
Sands China Ltd.(c)	65,600	309,477
Shanghai Industrial Holdings Ltd.	6,000	18,432
Shangri-La Asia Ltd.	24,000	47,785
Shimao Property Holdings Ltd.	31,500	66,029
Sino Land Co. Ltd.	68,000	117,201
SJM Holdings Ltd.	44,000	37,827
Sun Art Retail Group Ltd.	54,000	54,582
Sun Hung Kai Properties Ltd.	37,000	605,297
Swire Pacific Ltd., Class A	14,000	138,349
Swire Properties Ltd.	20,200	68,260
Techtronic Industries Co. Ltd.	36,000	211,328
WH Group Ltd.(a)	210,499	213,317
Wharf Holdings Ltd.	32,000	291,461

	Shares	Value
Hong Kong (continued)
Wheelock & Co. Ltd.	18,000	$125,396
Wynn Macau Ltd.	47,200	121,177
Yue Yuen Industrial Holdings Ltd.	18,000	68,949

		16,993,699
India — 7.0%
Axis Bank Ltd. — GDR	6,150	245,077
Dr. Reddy’s Laboratories Ltd. — ADR(c)	12,723	462,736
GAIL India Ltd. — GDR	17,896	788,363
ICICI Bank Ltd. — ADR	93,804	858,316
Infosys Ltd. — ADR	59,145	878,318
Larsen & Toubro Ltd. — GDR	40,103	747,940
Mahindra & Mahindra Ltd., — GDR	28,356	591,243
Reliance Industries Ltd., — GDR(a)	36,145	1,037,583
State Bank of India — GDR	13,423	635,411
Tata Motors Ltd. — ADR(b)	19,103	625,847
Vedanta Ltd. — ADR	33,849	697,310
Wipro Ltd. — ADR	106,499	570,840

		8,138,984
Indonesia — 2.5%
Adaro Energy Tbk PT	262,399	35,312
Astra International Tbk PT	458,299	270,336
Bank Central Asia Tbk PT	277,599	427,626
Bank Danamon Indonesia Tbk PT	69,200	26,022
Bank Mandiri Persero Tbk PT	517,999	269,050
Bank Negara Indonesia Persero Tbk PT	220,200	123,437
Bank Rakyat Indonesia Persero Tbk PT	301,499	346,876
Bumi Serpong Damai Tbk PT	110,900	14,076
Charoen Pokphand Indonesia Tbk PT	121,500	29,568
Gudang Garam Tbk PT	8,700	44,903
Hanjaya Mandala Sampoerna Tbk PT	293,099	86,012
Indocement Tunggal Prakarsa Tbk PT	32,000	52,970
Indofood CBP Sukses Makmur Tbk PT	65,200	42,319
Indofood Sukses Makmur Tbk PT	152,200	92,013
Jasa Marga Persero Tbk PT	116,899	56,025
Kalbe Farma Tbk PT	387,999	45,773
Lippo Karawaci Tbk PT	216,500	11,015
Matahari Department Store Tbk PT	56,800	36,003
Media Nusantara Citra Tbk PT	50,200	5,774
Pakuwon Jati Tbk PT	289,799	13,458
Perusahaan Gas Negara Persero Tbk PT	128,100	17,381
Semen Indonesia Persero Tbk PT	93,300	74,960
Summarecon Agung Tbk PT	127,500	9,732
Surya Citra Media Tbk PT	101,300	16,064

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	1,406,599	$419,683
Tower Bersama Infrastructure Tbk PT	27,800	13,970
Unilever Indonesia Tbk PT	48,200	176,274
United Tractors Tbk PT	54,500	139,339
Waskita Karya Persero Tbk PT	50,400	7,879
XL Axiata Tbk PT(b)	57,500	14,330

		2,918,180
Malaysia — 2.5%
AirAsia Bhd	26,700	21,070
Alliance Bank Malaysia Bhd	15,500	13,510
AMMB Holdings Bhd	35,800	36,204
Astro Malaysia Holdings Bhd	47,000	31,196
Axiata Group Bhd	33,600	42,788
British American Tobacco Malaysia Bhd	3,200	29,630
CIMB Group Holdings Bhd	104,199	151,125
Dialog Group Bhd	65,200	34,817
DiGi.Com Bhd	102,099	120,586
Felda Global Ventures Holdings Bhd	17,800	8,028
Gamuda Bhd	72,800	90,280
Genting Bhd	39,200	83,793
Genting Malaysia Bhd	42,100	50,039
Genting Plantations Bhd	16,800	42,382
HAP Seng Consolidated Bhd	16,500	36,182
Hartalega Holdings Bhd	21,100	38,002
Hong Leong Bank Bhd	11,100	41,794
IHH Healthcare Bhd	81,299	108,310
IJM Corp. Bhd	72,600	54,705
IOI Corp. Bhd	54,500	57,432
Kuala Lumpur Kepong Bhd	18,900	109,824
Malayan Banking Bhd	95,799	209,323
Malaysia Airports Holdings Bhd	33,800	66,107
Maxis Bhd	68,900	96,836
MISC Bhd	12,900	21,160
Petronas Chemicals Group Bhd	81,799	142,404
Petronas Dagangan Bhd	10,200	57,731
Petronas Gas Bhd	10,100	43,040
PPB Group Bhd	12,400	49,149
Public Bank Bhd	73,199	353,741
Sapura Energy Bhd	74,999	28,383
Sime Darby Bhd	77,299	167,997
Telekom Malaysia Bhd	29,000	43,516
Tenaga Nasional Bhd	92,499	327,737
UMW Holdings Bhd(b)	2,800	3,466
Westports Holdings Bhd	24,500	21,493
YTL Corp. Bhd	49,368	14,810

		2,848,590
Pakistan — 0.1%
Engro Corp. Ltd.	5,214	13,764

	Shares	Value
Pakistan (continued)
Habib Bank Ltd.	10,099	$15,388
Lucky Cement Ltd.	3,622	16,745
MCB Bank Ltd.	10,998	20,758
Oil & Gas Development Co. Ltd.	16,798	22,941
United Bank Ltd.	14,598	24,800

		114,396
Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	40,640	58,963
Aboitiz Power Corp.	34,700	28,567
Alliance Global Group, Inc.(b)	67,699	20,982
Ayala Corp.	7,910	157,845
Ayala Land, Inc.	216,399	181,248
Bank of the Philippine Islands	17,190	32,632
BDO Unibank, Inc.	60,659	161,642
DMCI Holdings, Inc.	106,299	31,586
Globe Telecom, Inc.	905	35,817
GT Capital Holdings, Inc.	1,580	36,114
International Container Terminal Services, Inc.	8,300	16,999
JG Summit Holdings, Inc.	65,449	97,494
Jollibee Foods Corp.	10,700	51,669
Megaworld Corp.	172,999	17,861
Metro Pacific Investments Corp.	320,999	42,305
Metropolitan Bank & Trust Co.	15,450	25,926
PLDT, Inc.	2,145	71,136
Robinsons Land Corp.	63,099	30,872
Security Bank Corp.	4,800	22,881
SM Investments Corp.	8,395	155,474
SM Prime Holdings, Inc.	214,499	153,885
Universal Robina Corp.	20,070	55,593

		1,487,491
Republic of Korea — 0.0%
Lotte Chilsung Beverage Co. Ltd.	6	17,310
Singapore — 4.2%
Ascendas Real Estate Investment Trust	80,890	162,644
CapitaLand Commercial Trust	93,512	119,114
CapitaLand Ltd.	78,100	210,323
CapitaLand Mall Trust	84,899	125,862
City Developments Ltd.	13,300	126,308
ComfortDelGro Corp. Ltd.	47,900	71,010
DBS Group Holdings Ltd.	44,400	741,416
Genting Singapore PLC	173,499	155,295
Global Logistic Properties Ltd.(c)	83,399	203,152
Golden Agri-Resources Ltd.	128,199	37,156
Hutchison Port Holdings Trust	123,899	53,278
Jardine Cycle & Carriage Ltd.	2,444	70,672
Keppel Corp. Ltd.	32,900	181,090
Oversea-Chinese Banking Corp. Ltd.	78,700	687,336
SATS Ltd.	26,700	92,098

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Singapore (continued)
SembCorp Industries Ltd.	10,300	$24,946
Singapore Airlines Ltd.	9,200	69,334
Singapore Exchange Ltd.	20,200	113,679
Singapore Technologies Engineering Ltd.	27,100	69,185
Singapore Telecommunications Ltd.	210,799	580,114
StarHub Ltd.(c)	20,500	39,566
Suntec Real Estate Investment Trust	86,299	123,545
United Overseas Bank Ltd.	31,641	571,617
UOL Group Ltd.	7,500	49,737
Wilmar International Ltd.	39,400	98,045
Yangzijiang Shipbuilding Holdings Ltd.	49,000	56,608

		4,833,130
South Korea — 17.8%
Amorepacific Corp.	973	273,016
Amorepacific Group	996	127,724
BGF Retail Co. Ltd.	542	38,708
BNK Financial Group, Inc.	8,180	72,588
Celltrion, Inc.(b)	2,359	364,675
Cheil Worldwide, Inc.	2,042	37,933
CJ CheilJedang Corp.	296	96,859
CJ Corp.	441	73,522
CJ E&M Corp.	407	30,729
CJ Logistics Corp.(b)	360	50,458
Coway Co. Ltd.	1,344	116,846
Daelim Industrial Co. Ltd.	700	52,171
Daewoo Engineering & Construction Co. Ltd.(b)	1,719	11,295
Daewoo Securities Co. Ltd.	10,839	98,369
DGB Financial Group, Inc.	4,251	39,649
Dongbu Insurance Co. Ltd.	1,246	78,444
Dongsuh Cos., Inc.	1,249	30,663
Doosan Bobcat, Inc.	908	29,360
Doosan Heavy Industries & Construction Co. Ltd.	883	13,816
E-Mart, Inc.	573	114,703
GS Engineering & Construction Corp.(b)	1,141	26,497
GS Holdings Corp.	1,618	95,802
GSretail Co. Ltd.	610	18,187
Hana Financial Group, Inc.	7,715	330,236
Hankook Tire Co. Ltd.	1,661	80,169
Hanmi Pharm Co. Ltd.(b)	127	52,577
Hanmi Science Co. Ltd.(b)	348	28,526
Hanon Systems	4,188	48,717
Hanssem Co. Ltd.	218	33,176
Hanwha Chemical Corp.	3,153	85,889
Hanwha Corp.	866	34,555
Hanwha Life Insurance Co. Ltd.	3,268	23,090
Hotel Shilla Co. Ltd.	642	44,919

	Shares	Value
South Korea (continued)
Hyosung Corp.	504	$60,572
Hyundai Department Store Co. Ltd.	330	26,949
Hyundai Development Co-Engineering & Construction	1,516	54,319
Hyundai Engineering & Construction Co. Ltd.	1,785	60,385
Hyundai Glovis Co. Ltd.	630	85,027
Hyundai Heavy Industries Co. Ltd.(b)	857	119,866
Hyundai Marine & Fire Insurance Co. Ltd.	1,573	63,733
Hyundai Mobis Co. Ltd.	1,734	412,470
Hyundai Motor Co.	3,974	571,726
Hyundai Robotics Co. Ltd.(b)	150	60,531
Hyundai Steel Co.	1,173	60,287
Hyundai Wia Corp.	410	23,627
Industrial Bank of Korea	5,480	75,083
Kakao Corp.	617	79,379
Kangwon Land, Inc.	3,081	94,439
KB Financial Group, Inc.	9,982	521,954
KCC Corp.	124	43,209
KEPCO Plant Service & Engineering Co. Ltd.	482	17,786
Kia Motors Corp.	5,472	173,203
Korea Aerospace Industries Ltd.	1,715	87,058
Korea Electric Power Corp.	5,841	204,783
Korea Gas Corp.(b)	526	19,211
Korea Investment Holdings Co. Ltd.	950	53,777
Korea Zinc Co. Ltd.	27	12,350
Korean Air Lines Co. Ltd.(b)	1,600	45,294
KT Corp.	267	7,008
KT&G Corp.	2,933	277,501
Kumho Petrochemical Co. Ltd.	370	22,938
LG Chem Ltd.	1,286	463,676
LG Corp.	2,691	206,910
LG Display Co. Ltd.	6,346	166,015
LG Electronics, Inc.	3,127	254,558
LG Household & Health Care Ltd.	236	247,933
LG Innotek Co., Ltd.	294	45,265
Lotte Chemical Corp.	459	151,607
Lotte Confectionery Co., Ltd.(b)	51	8,467
Lotte Corp.	794	52,901
Lotte Shopping Co. Ltd.	240	48,412
Medy-Tox, Inc.	106	40,124
NAVER Corp.	681	544,304
NCSoft Corp.	441	168,129
Netmarble Games Corp.(a)(b)	294	45,661
NH Investment & Securities Co. Ltd.	4,204	52,798
OCI Co. Ltd.	289	29,197
Orion Corp.(b)	473	44,850
Ottogi Corp.	34	23,034
Pan Ocean Co. Ltd.(b)	3,721	17,480
POSCO	1,807	526,714

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
South Korea (continued)
Posco Daewoo Corp.	651	$11,294
S-1 Corp.	496	40,588
S-Oil Corp.	1,356	155,898
Samsung Biologics Co. Ltd.(a)(b)	557	191,095
Samsung C&T Corp.	2,101	277,938
Samsung Card Co. Ltd.	532	17,432
Samsung Electro-Mechanics Co. Ltd.	1,647	153,250
Samsung Electronics Co. Ltd.	2,495	6,150,436
Samsung Electronics Co. Ltd., Preference Shares	442	885,257
Samsung Fire & Marine Insurance Co. Ltd.	867	211,558
Samsung Heavy Industries Co. Ltd.(b)	7,620	80,321
Samsung Life Insurance Co. Ltd.	1,891	227,987
Samsung SDI Co. Ltd.	1,434	264,212
Samsung SDS Co. Ltd.	801	148,317
Samsung Securities Co. Ltd.	2,136	67,940
Samsung Techwin Co. Ltd.(b)	966	33,112
Shinhan Financial Group Co. Ltd.	10,725	481,793
Shinsegae Inc.	156	31,886
SK Holdings Co. Ltd.	934	241,691
SK Hynix, Inc.	14,636	1,079,225
SK Innovation Co. Ltd.	1,793	328,909
SK Networks Co. Ltd.	2,600	15,449
SK Telecom Co. Ltd.	663	156,521
Woori Bank	7,150	104,635
Yuhan Corp.	202	36,805

		20,519,917
Taiwan — 13.6%
Acer, Inc.(b)	64,000	33,119
Advanced Semiconductor Engineering, Inc.	163,904	198,156
Advantech Co. Ltd.	6,599	45,096
Asia Cement Corp.	40,000	35,691
Asia Pacific Telecom Co. Ltd.(b)	41,000	13,572
Asustek Computer, Inc.	15,000	129,901
AU Optronics Corp.	193,000	79,085
Catcher Technology Co. Ltd.	18,000	191,573
Cathay Financial Holding Co. Ltd.	214,000	353,618
Chailease Holding Co. Ltd.	38,200	98,539
Chang Hwa Commercial Bank Ltd.	147,231	79,826
Cheng Shin Rubber Industry Co. Ltd.	43,000	84,873
Chicony Electronics Co. Ltd.	11,085	27,764
China Airlines Ltd.(b)	51,000	20,799
China Development Financial Holding Corp.	377,999	115,885
China Life Insurance Co. Ltd.	113,534	107,342
China Steel Corp.	260,000	211,719
Chunghwa Telecom Co. Ltd.	109,000	372,256
Compal Electronics, Inc.	54,000	39,759

	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	480,965	$307,944
Delta Electronics, Inc.	52,000	250,206
E.Sun Financial Holding Co. Ltd.	279,325	170,022
Eclat Textile Co. Ltd.	4,080	48,777
Eva Airways Corp.	63,396	31,248
Evergreen Marine Corp. Taiwan Ltd.(b)	42,150	25,248
Far Eastern New Century Corp.	32,320	27,719
Far EasTone Telecommunications Co. Ltd.	40,000	93,920
Feng TAY Enterprise Co. Ltd.	8,307	37,480
First Financial Holding Co. Ltd.	298,031	192,277
Formosa Chemicals & Fibre Corp.	86,000	261,269
Formosa Petrochemical Corp.	41,000	143,523
Formosa Plastics Corp.	117,000	356,671
Formosa Taffeta Co. Ltd.	4,000	4,105
Foxconn Technology Co. Ltd.	30,090	95,971
Fubon Financial Holding Co. Ltd.	165,000	262,962
Giant Manufacturing Co. Ltd.	7,000	35,988
Globalwafers Co., Ltd.	5,000	58,003
Highwealth Construction Corp.	16,900	22,609
Hiwin Technologies Corp.	4,131	41,462
Hon Hai Precision Industry Co. Ltd.	393,799	1,463,732
Hotai Motor Co. Ltd.	5,000	58,051
HTC Corp.(b)	16,000	35,907
Hua Nan Financial Holdings Co. Ltd.	227,811	124,673
Innolux Corp.	203,000	88,976
Inventec Co. Ltd.	40,000	31,084
Largan Precision Co. Ltd.	2,450	464,421
Lite-On Technology Corp.	45,110	63,704
MediaTek, Inc.	42,000	477,940
Mega Financial Holding Co. Ltd.	271,999	213,818
Merida Industry Co. Ltd.	4,000	18,645
Micro-Star International Co. Ltd.	12,000	29,326
Nan Ya Plastics Corp.	134,000	330,687
Nanya Technology Corp.	15,000	40,778
Nien Made Enterprise Co. Ltd.	4,000	41,628
Novatek Microelectronics Corp.	20,000	74,081
Pegatron Corp.	49,000	126,971
Phison Electronics Corp.	5,000	59,526
Pou Chen Corp.	40,000	50,411
Powertech Technology, Inc.	15,000	46,974
President Chain Store Corp.	19,000	170,849
Quanta Computer, Inc.	64,000	150,773
Realtek Semiconductor Corp.	9,000	33,886
Ruentex Development Co. Ltd.(b)	16,243	16,682
Ruentex Industries Ltd.(b)	10,000	16,018
Shin Kong Financial Holding Co. Ltd.	127,755	40,878
Siliconware Precision Industries Co.	38,302	60,746
SinoPac Financial Holdings Co. Ltd.	226,902	69,614
Standard Foods Corp.	27,969	69,288

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Taiwan (continued)
Synnex Technology International Corp.	24,350	$30,867
TaiMed Biologics, Inc.(b)	3,000	21,746
Taishin Financial Holding Co. Ltd.	279,541	122,388
Taiwan Business Bank	73,561	20,322
Taiwan Cement Corp.	91,000	101,147
Taiwan Cooperative Financial Holding Co. Ltd.	150,711	81,482
Taiwan Fertilizer Co. Ltd.	13,000	16,989
Taiwan High Speed Rail Corp.	26,000	20,783
Taiwan Mobile Co. Ltd.	51,000	181,826
Taiwan Semiconductor Manufacturing Co. Ltd.	631,999	5,109,277
Teco Electric and Machinery Co. Ltd.	21,000	19,613
Transcend Information, Inc.	6,000	17,044
Uni-President Enterprises Corp.	142,840	298,450
United Microelectronics Corp.	256,000	132,123
Vanguard International Semiconductor Corp.	22,000	41,778
Wistron Corp.	83,967	70,136
WPG Holdings Ltd.	28,000	38,359
Yuanta Financial Holding Co. Ltd.	271,864	120,909
Yulon Motor Co. Ltd.	6,000	5,017
Zhen Ding Technology Holding Ltd.	11,000	27,603

		15,653,903
Thailand — 2.5%
Advanced Info Service PCL — NVDR	29,200	170,908
Airports of Thailand PCL — NVDR	88,999	159,564
Bangkok Bank PCL — NVDR	1,400	8,134
Bangkok Bank PCL, Foreign Registered Shares	10,200	61,743
Bangkok Dusit Medical Services PCL — NVDR	79,799	50,938
Bangkok Expressway & Metro PCL	121,299	28,499
Banpu PCL — NVDR	33,400	17,607
BEC World PCL — NVDR	43,100	22,575
Berli Jucker PCL — NVDR	37,600	60,573
BTS Group Holdings PCL — NVDR	192,999	49,404
Bumrungrad Hospital PCL — NVDR	9,700	64,238
Central Pattana PCL — NVDR	31,100	74,427
Charoen Pokphand Foods PCL — NVDR	58,300	45,610
CP ALL PCL — NVDR	119,099	250,963
Delta Electronics Thailand PCL — NVDR	14,300	37,011
Electricity Generating PCL — NVDR	3,000	20,771
Glow Energy PCL — NVDR	12,500	33,865
Home Product Center PCL — NVDR	109,799	42,309
Indorama Ventures PCL — NVDR	33,300	46,126
IRPC PCL — NVDR	125,599	24,387
Kasikornbank PCL — NVDR	12,000	79,479

	Shares	Value
Thailand (continued)
Kasikornbank PCL, Foreign Registered Shares	38,600	$264,950
KCE Electronics PCL — NVDR	15,900	47,836
Krung Thai Bank PCL — NVDR	42,800	23,456
Minor International PCL — NVDR	46,300	60,279
PTT Exploration & Production PCL — NVDR	37,400	97,222
PTT Global Chemical PCL — NVDR	49,000	118,029
PTT PCL — NVDR	25,900	327,680
Robinson PCL — NVDR	12,600	28,162
Siam Cement PCL — NVDR	3,000	44,250
Siam Cement PCL, Foreign Registered Shares	10,800	159,269
Siam Commercial Bank PCL — NVDR	48,200	212,611
Thai Oil PCL — NVDR	13,300	40,837
Thai Union Group PCL — NVDR	53,200	29,306
TMB Bank PCL — NVDR	256,799	19,944
True Corp. PCL — NVDR(b)	202,272	37,442

		2,860,404
United States — 3.5%
iShares MSCI India ETF(h)	100,947	3,557,877
Yum China Holdings, Inc.(b)	10,967	442,680

		4,000,557
Total Common Stocks — 99.5%		114,742,291

Preferred Securities

Preferred Stocks
South Korea — 0.1%
Amorepacific Corp., Preference Shares	204	32,502
Hyundai Motor Co., Preference Shares	226	20,788
Hyundai Motor Co., Second Preference Shares	762	76,913
LG Chem Ltd., Preference Shares	47	10,892
LG Household & Health Care Ltd. Preference Shares	69	40,340

Total Preferred Securities — 0.1%		181,435

Total Long-Term Investments (Cost — $96,211,949) — 99.6%		114,923,726

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.31%(f)(g)(h)	8,045,788	$8,047,397
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.00%(g)(h)	18,868	18,868

Total Short-Term Securities (Cost — $8,067,025) — 7.0%		8,066,265

Total Investments (Cost — $104,278,974) — 106.6%		122,989,991
Liabilities in Excess of Other Assets — (6.6)%		(7,579,831)

Net Assets — 100.0%		$115,410,160

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.

(h)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,708,684	6,337,104	(b)	—		8,045,788	$8,047,397	$7,873	(c)	$(92)	$(760)
BlackRock Cash Funds: Treasury, SL Agency Shares	311,886	—		(293,018	)(d)	18,868	18,868	503		—	—
iShares MSCI India ETF	105,000	—		(4,053)		100,947	3,557,877	—		1,447	82,959

Total							$11,624,142	$8,376		$1,355	$82,199

(a)	Includes net capital gain distributions, if applicable
(b)	Represents net shares purchased
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares sold.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	7	December 2017	$393	$3,451

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments )

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$10,331,867	$24,023,863	$—	$34,355,730
Hong Kong	378,220	16,615,479	—	16,993,699
India	6,465,990	1,672,994	—	8,138,984
Indonesia	658,437	2,259,743	—	2,918,180
Malaysia	996,713	1,851,877	—	2,848,590
Pakistan	52,891	61,505	—	114,396
Philippines	379,792	1,107,699	—	1,487,491
Republic of Korea	—	17,310	—	17,310
Singapore	—	4,833,130	—	4,833,130
South Korea	1,080,128	19,439,789	—	20,519,917
Taiwan	20,799	15,633,104	—	15,653,903
Thailand	669,754	2,190,650	—	2,860,404
United States	4,000,557	—	—	4,000,557
Preferred Stocks	72,842	108,593	—	181,435
Short-Term Securities	8,066,265	—	—	8,066,265

Total	$33,174,255	$89,815,736	$—	$122,989,991

Derivative Financial Instruments (a)
Assets:
Equity contracts	$3,451	$—	$—	$3,451

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1(a)	Transfers Out of Level 1(b)	Transfers Into Level 2(b)	Transfers Out of Level 2 (a)
Assets:
Investments:
Long-Term Investments
Common Stocks	$4,253,057	$(1,227,830)	$1,227,830	$(4,253,057)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina — 0.0%
MercadoLibre, Inc.	782	$187,922
Australia — 2.5%
AGL Energy Ltd.	11,693	226,393
Alumina Ltd.	41,516	74,501
Amcor Ltd.	21,137	256,529
AMP Ltd.	63,702	242,769
APA Group(a)	21,463	140,855
Aristocrat Leisure Ltd.	13,283	240,134
ASX Ltd.	3,517	145,516
Aurizon Holdings Ltd.	35,412	140,540
AusNet Services	42,147	57,153
Australia & New Zealand Banking Group Ltd.	59,325	1,361,422
Bank of Queensland Ltd.	6,911	70,750
Bendigo & Adelaide Bank Ltd.	7,799	68,024
BHP Billiton Ltd.	64,763	1,333,392
BlueScope Steel Ltd.	9,211	90,682
Boral Ltd.	20,619	113,143
Brambles Ltd.	35,980	260,900
Caltex Australia Ltd.	4,121	108,203
Challenger Ltd.	10,156	103,597
CIMIC Group Ltd.	3,176	117,826
Coca-Cola Amatil Ltd.	12,591	78,608
Cochlear Ltd.	995	134,031
Commonwealth Bank of Australia	35,231	2,095,724
Computershare Ltd.	7,242	86,575
Crown Resorts Ltd.	7,473	66,451
CSL Ltd.	9,427	1,003,608
Dexus	19,762	147,978
Domino’s Pizza Enterprises Ltd.(b)	1,102	39,400
Flight Centre Travel Group Ltd.	1,548	55,498
Fortescue Metals Group Ltd.	38,579	137,172
Goodman Group	33,141	212,492
GPT Group	32,394	126,493
Harvey Norman Holdings Ltd.	5,760	16,685
Healthscope Ltd.	38,143	57,296
Incitec Pivot Ltd.	30,685	90,006
Insurance Australia Group Ltd.	51,021	256,563
Lend Lease Group(a)	9,522	118,244
Macquarie Group Ltd.	6,659	502,354
Medibank Pvt Ltd.	49,979	117,639
Mirvac Group	73,257	135,404
National Australia Bank Ltd.	54,608	1,368,267
Newcrest Mining Ltd.	13,678	233,861
Oil Search Ltd.	22,997	130,356
Orica Ltd.	7,296	116,861
Origin Energy Ltd.(c)	33,496	204,007
Qantas Airways Ltd.	15,706	74,126
QBE Insurance Group Ltd.	32,266	264,575
Ramsay Health Care Ltd.	2,321	118,997
REA Group Ltd.	1,287	71,357
Rio Tinto Ltd.	8,532	454,638
Santos Ltd.(c)	53,642	185,360

	Shares	Value
Australia (continued)
Scentre Group	103,375	$318,750
Seek Ltd.	7,727	108,807
Sonic Healthcare Ltd.	6,786	113,338
South32 Ltd.	116,884	305,305
Stockland	59,192	205,156
Suncorp Group Ltd.	23,086	240,297
Sydney Airport (a)	32,264	175,783
Tabcorp Holdings Ltd.	21,251	73,119
Tatts Group Ltd.	20,780	66,426
Telstra Corp. Ltd.	95,107	258,119
TPG Telecom Ltd.	13,466	55,736
Transurban Group(a)	42,021	390,620
Treasury Wine Estates Ltd.	12,701	152,462
Vicinity Centres	53,782	109,318
Wesfarmers Ltd.	22,345	715,729
Westfield Corp.	45,844	273,242
Westpac Banking Corp.	67,745	1,715,943
Woodside Petroleum Ltd.	14,562	343,270
Woolworths Ltd.	27,696	549,064

		20,023,439
Austria — 0.1%
Andritz AG	1,710	96,686
Erste Group Bank AG(c)	5,600	240,380
OMV AG	2,521	151,294
Raiffeisen Bank International AG(c)	3,806	132,358
Voestalpine AG	2,463	135,411

		756,129
Belgium — 0.4%
Ageas	4,563	221,283
Anheuser-Busch InBev SA	14,825	1,817,858
Colruyt SA	810	41,427
Groupe Bruxelles Lambert SA	1,939	208,261
KBC Group NV	4,946	410,859
Proximus	4,535	150,591
Solvay SA	1,495	222,095
Telenet Group Holding NV(b)(c)	1,112	76,906
UCB SA	2,249	163,718
Umicore SA	3,352	149,801

		3,462,799
Bermuda — 0.0%
Marvell Technology Group Ltd.	6,406	118,319
Canada — 3.5%
Agnico Eagle Mines Ltd.	5,329	237,928
Agrium, Inc.	3,044	331,393
Alimentation Couche Tard, Inc., Class B	8,531	400,000
AltaGas Ltd.	3,436	78,329
ARC Resources Ltd.	6,725	81,997
Atco Ltd. Class I	1,619	58,706

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Canada (continued)
Bank of Montreal	13,574	$1,039,856
Bank of Nova Scotia	24,091	1,555,150
Barrick Gold Corp.	23,512	339,713
BCE, Inc.	3,800	175,464
BlackBerry Ltd.(c)	7,929	86,782
Bombardier, Inc., Class B(c)	38,377	81,210
Brookfield Asset Management, Inc., Class A	17,708	742,855
CAE, Inc.	5,090	90,193
Cameco Corp.	6,528	53,030
Canadian Imperial Bank of Commerce	8,421	741,252
Canadian National Railway Co.	15,630	1,257,693
Canadian Natural Resources Ltd.	21,971	766,711
Canadian Pacific Railway Ltd.	3,053	529,335
Canadian Tire Corp. Ltd., Class A	1,231	151,048
Canadian Utilities Ltd., Class A	1,778	53,694
CCL Industries, Inc., Class B	2,450	118,085
Cenovus Energy, Inc.	23,837	231,330
CGI Group, Inc., Class A(c)	3,651	193,997
CI Financial Corp.	4,301	95,615
Constellation Software, Inc.	369	209,936
Crescent Point Energy Corp.	17,294	142,229
Dollarama, Inc.	2,037	226,753
Element Fleet Management Corp.	5,211	40,150
Emera, Inc.	1,068	40,233
Empire Co. Ltd., Class A	3,177	54,990
Enbridge, Inc.	33,402	1,283,677
Encana Corp.	22,686	265,353
Fairfax Financial Holdings Ltd.	646	340,205
Finning International, Inc.	2,949	71,913
First Capital Realty, Inc.	3,014	47,800
First Quantum Minerals Ltd.	11,692	130,777
Fortis, Inc.	9,014	331,955
Franco-Nevada Corp.	3,614	287,193
George Weston Ltd.	895	75,146
Gildan Activewear, Inc.	4,416	135,140
Goldcorp, Inc.	17,247	225,263
Great-West Lifeco, Inc.	6,973	194,040
H&R Real Estate Investment Trust	2,889	47,967
Husky Energy, Inc.(c)	7,744	100,364
Hydro One Ltd.(d)	7,583	134,074
IGM Financial, Inc.	1,703	60,023
Imperial Oil Ltd.	5,234	169,706
Industrial Alliance Insurance & Financial Services, Inc.	1,683	76,264
Intact Financial Corp.	2,330	190,449
Inter Pipeline Ltd.	7,078	143,963
Jean Coutu Group PJC, Inc., Class A	1,007	19,108
Keyera Corp.	2,885	84,933
Kinross Gold Corp.(c)	21,997	86,958
Linamar Corp.	991	60,131
Loblaw Cos. Ltd.	5,207	268,725
Magna International, Inc.	8,021	437,577

	Shares	Value
Canada (continued)
Manulife Financial Corp.	38,830	$780,733
Methanex Corp.	1,478	72,027
Metro, Inc.	5,035	158,493
National Bank of Canada	7,054	342,339
Onex Corp.	2,215	168,344
Open Text Corp.	6,120	213,994
Pembina Pipeline Corp.	10,391	343,521
Peyto Exploration & Development Corp.	2,379	32,455
Potash Corp. of Saskatchewan, Inc.	17,027	331,407
Power Corp. of Canada	6,258	160,464
Power Financial Corp.	6,235	174,518
PrairieSky Royalty Ltd.	3,587	95,479
Restaurant Brands International, Inc.	4,558	294,480
RioCan Real Estate Investment Trust	2,715	51,497
Rogers Communications, Inc., Class B	6,941	360,151
Royal Bank of Canada	29,175	2,281,127
Saputo, Inc.	3,711	133,988
Seven Generations Energy Ltd., Class A(c)	5,246	79,213
Shaw Communications, Inc., Class B	7,045	160,876
Shopify, Inc., Class A(b)(c)	1,759	174,877
SmartCentres Real Estate Investment Trust	626	14,062
SNC-Lavalin Group, Inc.	3,571	160,876
Sun Life Financial, Inc.	12,546	488,673
Suncor Energy, Inc.	33,140	1,125,131
Teck Resources Ltd., Class B	11,142	227,659
TELUS Corp.	3,296	119,362
Thomson Reuters Corp.	5,250	245,469
Toronto-Dominion Bank	37,367	2,124,251
Tourmaline Oil Corp.(c)	6,107	111,764
TransCanada Corp.	18,097	859,190
Turquoise Hill Resources Ltd.(c)	32,811	100,206
Valeant Pharmaceuticals International, Inc.(b)(c)	6,392	74,667
Vermilion Energy, Inc.	1,807	61,671
Waste Connections, Inc.	5,748	406,211
West Fraser Timber Co. Ltd.	1,404	85,398
Wheaton Precious Metals Corp.	7,584	157,370
Yamana Gold, Inc.	20,003	51,942

		28,298,246
Denmark — 0.7%
A.P. Moeller - Maersk A/S, Class A	105	194,620
A.P. Moeller - Maersk A/S, Class B	119	228,121
Carlsberg A/S, Class B	2,015	230,197
Chr Hansen Holding A/S	1,851	161,981
Coloplast A/S, Class B	2,058	181,141

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Denmark (continued)
Danske Bank A/S	14,644	$558,866
DSV A/S	4,312	333,429
Genmab A/S(c)	1,143	230,812
H Lundbeck A/S	1,113	66,165
ISS A/S	2,883	122,090
Novo Nordisk A/S, Class B	37,596	1,871,861
Novozymes A/S, Class B	5,291	292,342
Orsted A/S(d)	3,573	200,219
Pandora A/S	2,268	214,160
TDC A/S	20,400	120,609
Tryg A/S	2,488	59,270
Vestas Wind Systems A/S	4,221	372,650
William Demant Holding A/S(c)	2,352	67,877

		5,506,410
Finland — 0.4%
Elisa OYJ	2,308	92,937
Fortum OYJ	7,672	162,834
Kone OYJ, Class B	7,248	392,291
Metso OYJ	2,778	100,892
Neste OYJ	2,567	142,908
Nokia OYJ	118,274	581,662
Nokian Renkaat OYJ	1,793	82,204
Orion OYJ, Class B	1,954	80,084
Sampo OYJ, Class A	8,846	462,910
Stora Enso OYJ, Class R	11,416	178,411
UPM-Kymmene OYJ	11,762	353,240
Wartsila OYJ	3,482	224,297

		2,854,670
France — 3.9%
Accor SA	3,173	158,294
Aeroports de Paris	595	100,177
Air Liquide SA	8,692	1,106,699
Airbus SE	11,928	1,223,992
Alstom SA	2,603	105,308
Arkema SA	1,275	161,072
AtoS SE	1,749	271,647
AXA SA	39,145	1,181,724
BNP Paribas SA	22,579	1,762,278
Bollore SA	14,459	69,846
Bouygues SA	4,391	210,740
Bureau Veritas SA	4,266	114,236
Capgemini SE	3,099	376,479
Carrefour SA	10,213	205,541
Casino Guichard-Perrachon SA	953	54,416
Cie Generale des Etablissements Michelin	3,591	519,784
CNP Assurances	3,993	92,887
Compagnie de Saint-Gobain	9,979	585,098
Credit Agricole SA	21,685	378,473
Danone SA	12,342	1,008,726
Dassault Aviation SA	33	51,454
Dassault Systemes SA	2,967	314,966

	Shares	Value
France (continued)
Edenred	4,055	$116,900
Eiffage SA	1,373	143,418
Electricite de France SA	13,407	175,468
Engie SA	35,575	601,287
Essilor International SA	4,454	563,888
Eurazeo	563	52,341
Eutelsat Communications SA	2,857	71,562
Fonciere Des Regions	1,049	106,819
Gecina SA	738	119,750
Groupe Eurotunnel SE, Registered Shares	7,842	98,564
Hermes International	650	337,420
ICADE	883	77,142
Iliad SA(b)	426	106,338
Imerys SA	706	64,285
Ingenico Group SA	969	94,098
Ipsen SA	605	73,149
JCDecaux SA	1,315	50,304
Kering	1,597	732,393
Klepierre	4,724	188,054
L’Oreal SA	5,015	1,116,156
Lagardere SCA	2,161	71,164
Legrand SA	5,472	406,080
LVMH Moet Hennessy Louis Vuitton SE	5,589	1,666,992
Natixis SA	23,201	181,946
Orange SA	41,551	682,586
Pernod Ricard SA	4,203	630,214
Peugeot SA	11,143	264,374
Publicis Groupe SA	4,319	281,136
Remy Cointreau SA	563	73,123
Renault SA	3,460	343,146
Rexel SA	5,012	89,374
Safran SA	6,247	657,948
Sanofi	22,865	2,165,008
Schneider Electric SE(c)	11,627	1,021,562
SCOR SE	3,284	136,330
SEB SA	615	114,609
SES SA	8,834	143,676
Societe BIC SA	528	55,752
Societe Generale SA	16,034	892,364
Sodexo SA	1,693	215,388
Suez	5,754	101,193
Thales SA	2,361	246,048
TOTAL SA	47,564	2,651,127
Unibail-Rodamco SE	2,048	512,629
Valeo SA	5,004	338,792
Veolia Environnement SA	9,718	230,225
Vinci SA	10,346	1,013,676
Vivendi SA	21,557	535,298
Wendel SA	618	104,232
Zodiac Aerospace	4,791	136,940

		30,906,105

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Germany — 3.4%
adidas AG	3,849	$856,722
Allianz SE, Registered Shares	9,177	2,142,451
Axel Springer SE	893	60,126
BASF SE	18,690	2,043,814
Bayer AG, Registered Shares	16,731	2,176,349
Bayerische Motoren Werke AG	6,775	694,846
Beiersdorf AG	1,754	197,308
Brenntag AG	2,746	155,796
Commerzbank AG(c)	24,576	340,576
Continental AG	2,291	583,046
Covestro AG(d)	1,841	176,974
Daimler AG, Registered Shares	19,322	1,613,119
Deutsche Bank AG, Registered Shares	39,978	655,207
Deutsche Boerse AG	3,799	393,443
Deutsche Lufthansa AG, Registered Shares	5,568	178,888
Deutsche Post AG, Registered Shares	19,472	892,598
Deutsche Telekom AG, Registered Shares	65,736	1,190,302
Deutsche Wohnen SE, Bearer Shares	7,814	334,442
E.ON SE	41,777	494,825
Evonik Industries AG	2,657	96,651
Fraport AG Frankfurt Airport Services Worldwide	868	82,481
Fresenius Medical Care AG & Co. KGaA	4,489	434,634
Fresenius SE & Co. KGaA	8,215	687,729
Fuchs Petrolub SE, Preference Shares	1,478	83,230
GEA Group AG	4,488	216,804
Hannover Rueck SE	1,402	176,429
HeidelbergCement AG	3,146	321,929
Henkel AG & Co. KGaA	1,857	234,211
Hochtief AG(b)	539	95,211
HUGO BOSS AG	1,371	122,621
Infineon Technologies AG	23,568	651,844
Innogy SE(d)	2,739	127,380
K+S AG, Registered Shares	3,297	80,156
KION Group AG	1,350	108,172
Lanxess AG	1,761	138,078
Linde AG(b)	3,699	798,896
MAN SE	649	71,864
Merck KGaA	2,606	279,605
METRO AG(c)	2,730	51,751
Muenchener Rueckversicherungs AG, Registered Shares	3,338	749,388
OSRAM Licht AG	1,512	115,773
ProSiebenSat.1 Media SE, Registered Shares	6,022	212,117
RWE AG(c)	11,797	296,622
SAP SE	19,540	2,232,689

	Shares	Value
Germany (continued)
Schaeffler AG	2,023	$32,255
Siemens AG, Registered Shares	15,253	2,190,830
Symrise AG	2,047	159,515
Telefonica Deutschland Holding AG	13,818	70,484
ThyssenKrupp AG	9,013	241,784
TUI AG	7,224	130,474
United Internet AG, Registered Shares	2,216	140,539
Volkswagen AG	561	104,765
Vonovia SE	10,196	450,392
Zalando SE(b)(c)(d)	2,640	132,901

		27,301,036
Hong Kong — 1.3%
AIA Group Ltd.	240,401	1,811,529
ASM Pacific Technology Ltd.(b)	4,400	64,198
Bank of East Asia Ltd.	19,800	86,882
BOC Hong Kong Holdings Ltd.	79,000	376,448
CK Asset Holdings Ltd.	51,000	419,721
CK Hutchison Holdings Ltd.	55,000	698,594
CK Infrastructure Holdings Ltd.(b)	11,000	95,778
CLP Holdings Ltd.	38,500	391,850
First Pacific Co. Ltd.	22,000	16,751
Galaxy Entertainment Group Ltd.	47,000	320,511
Hang Lung Group Ltd.	29,000	101,897
Hang Lung Properties Ltd.	47,000	107,925
Hang Seng Bank Ltd.	14,800	350,804
Henderson Land Development Co. Ltd.	20,641	134,701
HK Electric Investments & HK Electric Investments Ltd.(d)	56,500	52,003
HKT Trust & HKT Ltd.(a)	62,000	75,738
Hong Kong & China Gas Co. Ltd.	174,934	331,609
Hong Kong Exchanges & Clearing Ltd.	23,114	644,054
Hongkong Land Holdings Ltd.	24,700	179,146
Hysan Development Co. Ltd.	15,000	72,474
Jardine Matheson Holdings Ltd.	3,900	249,840
Jardine Strategic Holdings Ltd.	5,400	226,504
Kerry Properties Ltd.	17,500	78,755
Li & Fung Ltd.	130,000	65,519
Link REIT	46,500	390,940
Melco Resorts & Entertainment Ltd. - ADR	3,964	100,210
MGM China Holdings Ltd.	14,000	31,583
MTR Corp. Ltd.	28,000	162,329
New World Development Co. Ltd.	98,357	146,642
NWS Holdings Ltd.	24,915	50,428
PCCW Ltd.	102,000	56,239
Power Assets Holdings Ltd.	29,000	251,404
Sands China Ltd.	55,200	260,413
Shangri-La Asia Ltd.	16,000	31,857
Sino Land Co. Ltd.(b)	52,333	90,198
SJM Holdings Ltd.	77,000	66,197

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	29,000	$474,422
Swire Pacific Ltd., Class A	9,500	93,880
Swire Properties Ltd.	18,000	60,826
Techtronic Industries Co. Ltd.	25,500	149,690
WH Group Ltd.(d)	169,000	171,261
Wharf Holdings Ltd.	27,000	245,920
Wheelock & Co. Ltd.	21,000	146,295
Wynn Macau Ltd.	27,200	69,831
Yue Yuen Industrial Holdings Ltd.	13,500	51,712

		10,055,508
Ireland — 0.6%
Allegion PLC	2,419	201,720
Bank of Ireland Group PLC(c)	15,931	124,853
CRH PLC	16,857	634,362
DCC PLC	2,104	199,529
Experian PLC	19,864	418,501
James Hardie Industries PLC	7,199	109,916
Kerry Group PLC, Class A	3,595	362,021
Medtronic PLC	27,795	2,238,053
Paddy Power Betfair PLC	1,594	163,025
Seagate Technology PLC	6,020	222,559
Weatherford International PLC(c)	17,014	59,039
XL Group Ltd.	4,824	195,227

		4,928,805
Israel — 0.2%
Azrieli Group Ltd.	910	51,411
Bank Hapoalim BM	26,341	186,500
Bank Leumi Le-Israel BM	23,319	128,902
Bezeq The Israeli Telecommunication Corp. Ltd.	35,349	52,784
Check Point Software Technologies Ltd.(b)(c)	2,946	346,774
Elbit Systems Ltd.	343	50,906
Frutarom Industries Ltd.	666	54,847
Israel Chemicals Ltd.	13,160	54,879
Mizrahi Tefahot Bank Ltd.	2,488	44,917
NICE Ltd.	1,542	128,338
Taro Pharmaceutical Industries Ltd.(b)(c)	234	26,306
Teva Pharmaceutical Industries Ltd. - ADR(b)	16,317	225,174

		1,351,738
Italy — 0.8%
Assicurazioni Generali SpA	27,105	493,304
Atlantia SpA	8,444	275,279
Enel SpA	162,387	1,007,071
Eni SpA	53,201	869,731
Ferrari NV	2,269	271,685
Intesa Sanpaolo SpA	288,983	967,926
Leonardo SpA	5,934	102,433
Luxottica Group SpA	3,604	206,715

	Shares	Value
Italy (continued)
Mediobanca SpA	10,614	$116,269
Poste Italiane SpA(d)	7,200	52,628
Prysmian SpA	3,535	121,637
Recordati SpA	1,682	78,195
Saipem SpA(b)(c)	24,927	104,782
Snam SpA	52,410	267,597
Telecom Italia SpA(c)	251,147	217,313
Telecom Italia SpA, Non-Convertible Savings Shares	97,247	69,091
Tenaris SA(b)	8,212	112,105
Terna - Rete Elettrica Nazionale SpA	24,823	149,780
UniCredit SpA(c)	38,890	743,212
UnipolSai SpA	33,693	76,667

		6,303,420
Japan — 8.9%
ABC-Mart, Inc.	300	15,133
Acom Co. Ltd.(c)	2,100	8,730
Aeon Co. Ltd.	15,200	235,105
AEON Financial Service Co. Ltd.	3,400	73,020
Aeon Mall Co. Ltd.	1,000	17,882
Air Water, Inc.	3,600	69,089
Aisin Seiki Co. Ltd.	3,000	155,407
Ajinomoto Co., Inc.	11,300	227,317
Alfresa Holdings Corp.	3,100	59,232
Alps Electric Co. Ltd.	3,300	100,993
Amada Holdings Co. Ltd.	5,700	70,828
ANA Holdings, Inc.	1,600	61,496
Aozora Bank Ltd.	2,600	101,769
Asahi Glass Co. Ltd.	4,100	160,680
Asahi Group Holdings Ltd.	8,600	392,662
Asahi Kasei Corp.	28,200	341,494
Asics Corp.	1,900	29,046
Astellas Pharma, Inc.	43,900	584,259
Bandai Namco Holdings, Inc.	3,800	130,219
Bank of Kyoto Ltd.	2,000	105,034
Benesse Holdings, Inc.	1,400	47,460
Bridgestone Corp.	13,100	625,792
Brother Industries Ltd.	4,100	99,766
Calbee, Inc.(b)	2,400	80,997
Canon, Inc.	20,700	777,638
Casio Computer Co. Ltd.	2,800	41,318
Central Japan Railway Co.	3,000	544,940
Chiba Bank Ltd.	11,000	84,322
Chubu Electric Power Co., Inc.	13,600	175,392
Chugai Pharmaceutical Co. Ltd.	5,600	266,990
Chugoku Bank Ltd.	1,800	25,802
Chugoku Electric Power Co., Inc.	4,700	52,406
Coca-Cola Bottlers Japan, Inc.	4,100	143,456
Concordia Financial Group Ltd.	24,200	128,165
Credit Saison Co. Ltd.	3,600	72,487
CYBERDYNE, Inc.(b)(c)	1,300	17,223
Dai Nippon Printing Co. Ltd.	5,700	136,629

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Japan (continued)
Dai-ichi Life Holdings, Inc.	20,300	$387,688
Daicel Corp.	5,900	73,665
Daiichi Sankyo Co. Ltd.	12,700	291,702
Daikin Industries Ltd.	5,100	563,605
Daito Trust Construction Co. Ltd.	1,200	209,801
Daiwa House Industry Co. Ltd.	12,300	450,831
Daiwa House REIT Investment Corp.	18	42,063
Daiwa Securities Group, Inc.	36,000	225,708
DeNA Co. Ltd.	1,200	28,221
Denso Corp.	10,100	556,247
Dentsu, Inc.	5,400	230,979
Disco Corp.	500	115,863
Don Quijote Holdings Co. Ltd.	2,700	113,252
East Japan Railway Co.	6,800	659,461
Eisai Co. Ltd.	5,700	317,243
Electric Power Development Co. Ltd.	2,900	73,083
FamilyMart UNY Holdings Co. Ltd.	1,700	96,624
FANUC Corp.	3,900	911,913
Fast Retailing Co. Ltd.	1,200	401,490
Fuji Electric Co. Ltd.	13,000	94,187
FUJIFILM Holdings Corp.	8,600	351,807
Fujitsu Ltd.	42,000	327,285
Fukuoka Financial Group, Inc.	14,000	72,257
Hachijuni Bank Ltd.	7,800	48,847
Hakuhodo DY Holdings, Inc.	3,900	53,949
Hamamatsu Photonics KK	2,000	64,756
Hankyu Hanshin Holdings, Inc.	5,700	222,228
Hikari Tsushin, Inc.	300	38,838
Hino Motors Ltd.	4,100	52,771
Hirose Electric Co. Ltd.	700	105,305
Hiroshima Bank Ltd.	10,500	88,901
Hisamitsu Pharmaceutical Co., Inc.	1,000	55,058
Hitachi Chemical Co. Ltd.	3,000	85,547
Hitachi Construction Machinery Co. Ltd.	2,900	99,483
Hitachi High-Technologies Corp.	2,700	112,992
Hitachi Ltd.	101,000	804,298
Hitachi Metals Ltd.	3,800	49,228
Honda Motor Co. Ltd.	35,100	1,099,931
Hoshizaki Corp.	1,000	94,634
Hoya Corp.	8,600	467,244
Hulic Co. Ltd.	7,300	75,307
Idemitsu Kosan Co. Ltd.	3,900	113,996
IHI Corp.	2,300	82,844
Iida Group Holdings Co. Ltd.	3,200	61,387
Inpex Corp.	20,700	221,639
Isetan Mitsukoshi Holdings Ltd.(b)	6,500	70,855
Isuzu Motors Ltd.	10,200	148,975
ITOCHU Corp.	30,200	529,002
J. Front Retailing Co. Ltd.	3,900	57,884
Japan Airlines Co. Ltd.	3,500	119,796
Japan Airport Terminal Co. Ltd.	600	21,327

	Shares	Value
Japan (continued)
Japan Exchange Group, Inc.	11,100	$200,116
Japan Post Bank Co. Ltd.	7,300	92,453
Japan Post Holdings Co. Ltd.	30,800	356,307
Japan Prime Realty Investment Corp.	15	48,217
Japan Real Estate Investment Corp.	21	98,451
Japan Retail Fund Investment Corp.	42	74,536
Japan Tobacco, Inc.	21,300	705,034
JFE Holdings, Inc.	11,900	255,746
JGC Corp.	4,300	72,122
JSR Corp.	3,800	73,663
JTEKT Corp.	3,600	59,650
JXTG Holdings, Inc.	67,650	349,331
Kajima Corp.	17,000	176,315
Kakaku.com, Inc.	1,500	20,597
Kamigumi Co. Ltd.	1,000	23,939
Kaneka Corp.	3,000	24,774
Kansai Electric Power Co., Inc.	16,900	231,430
Kansai Paint Co. Ltd.(b)	3,100	79,679
Kao Corp.	10,000	604,351
Kawasaki Heavy Industries Ltd.	2,800	97,687
KDDI Corp.	37,600	1,001,763
Keihan Holdings Co. Ltd.	2,400	73,334
Keikyu Corp.(b)	3,500	72,399
Keio Corp.	2,400	104,709
Keisei Electric Railway Co. Ltd.	2,700	81,560
Keyence Corp.	2,000	1,110,450
Kikkoman Corp.	3,000	102,962
Kintetsu Group Holdings Co. Ltd.	3,700	142,276
Kirin Holdings Co. Ltd.	18,900	453,673
Kobe Steel Ltd.(c)	7,400	62,477
Koito Manufacturing Co. Ltd.	2,100	140,814
Komatsu Ltd.	19,700	643,712
Konami Holdings Corp.	1,700	82,799
Konica Minolta, Inc.	13,200	115,800
Kose Corp.	600	72,968
Kubota Corp.	20,200	380,073
Kuraray Co. Ltd.	5,800	114,228
Kurita Water Industries Ltd.	2,000	63,553
Kyocera Corp.	6,100	408,014
Kyowa Hakko Kirin Co. Ltd.	4,700	86,757
Kyushu Electric Power Co., Inc.	7,100	80,983
Kyushu Financial Group, Inc.	6,400	40,679
Kyushu Railway Co.	2,600	83,100
Lawson, Inc.	1,100	71,829
LINE Corp.(b)(c)	1,000	41,420
Lion Corp.	5,300	101,985
LIXIL Group Corp.	4,800	132,197
M3, Inc.	4,800	143,167
Mabuchi Motor Co. Ltd.	900	47,228
Makita Corp.	4,000	167,634
Marubeni Corp.	38,800	260,156

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Japan (continued)
Marui Group Co. Ltd.	3,100	$47,444
Maruichi Steel Tube Ltd.	500	15,276
Mazda Motor Corp.	10,300	148,688
McDonald’s Holdings Co. Japan Ltd.	2,400	103,038
Mebuki Financial Group, Inc.	15,610	65,123
Medipal Holdings Corp.	3,800	70,571
MEIJI Holdings Co. Ltd.	2,500	204,375
Minebea Mitsumi, Inc.	8,400	153,998
Miraca Holdings, Inc.	1,000	46,527
MISUMI Group, Inc.	4,500	123,289
Mitsubishi Chemical Holdings Corp.	30,000	313,359
Mitsubishi Corp.	30,200	707,222
Mitsubishi Electric Corp.	38,900	665,715
Mitsubishi Estate Co. Ltd.	23,200	420,721
Mitsubishi Gas Chemical Co., Inc.	3,500	85,619
Mitsubishi Heavy Industries Ltd.	7,500	293,452
Mitsubishi Materials Corp.	2,100	79,851
Mitsubishi Motors Corp.	11,600	92,891
Mitsubishi Tanabe Pharma Corp.	4,100	90,238
Mitsubishi UFJ Financial Group, Inc.	243,300	1,650,338
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	35,349
Mitsui & Co. Ltd.	34,100	509,261
Mitsui Chemicals, Inc.	3,400	104,842
Mitsui Fudosan Co. Ltd.	16,600	387,460
Mitsui OSK Lines Ltd.	1,600	48,994
Mixi, Inc.	700	34,126
Mizuho Financial Group, Inc.	508,401	923,702
MS&AD Insurance Group Holdings, Inc.	10,300	349,915
Murata Manufacturing Co. Ltd.	4,000	628,648
Nabtesco Corp.	2,900	115,207
Nagoya Railroad Co. Ltd.	3,600	80,877
NEC Corp.	6,800	186,589
Nexon Co. Ltd.(c)	2,800	75,318
NGK Insulators Ltd.	3,900	77,225
NGK Spark Plug Co. Ltd.	3,000	68,463
NH Foods Ltd.	3,000	86,295
Nidec Corp.	5,200	691,511
Nikon Corp.	7,600	144,331
Nintendo Co. Ltd.	2,300	892,312
Nippon Building Fund, Inc.	22	106,029
Nippon Electric Glass Co. Ltd.	1,800	73,491
Nippon Express Co. Ltd.	1,200	76,143
Nippon Paint Holdings Co. Ltd.	4,800	169,338
Nippon Prologis REIT, Inc.	30	63,078
Nippon Steel & Sumitomo Metal Corp.	15,600	374,017
Nippon Telegraph & Telephone Corp.	14,400	696,204
Nippon Yusen KK(c)	3,100	65,564

	Shares	Value
Japan (continued)
Nissan Chemical Industries Ltd.	2,300	$85,789
Nissan Motor Co. Ltd.	47,600	462,928
Nisshin Seifun Group, Inc.	3,200	56,238
Nissin Foods Holdings Co. Ltd.	900	56,670
Nitori Holdings Co. Ltd.	1,700	247,063
Nitto Denko Corp.	3,500	325,457
NOK Corp.	900	22,107
Nomura Holdings, Inc.	77,600	444,087
Nomura Real Estate Holdings, Inc.	2,400	52,825
Nomura Real Estate Master Fund, Inc.	52	64,986
Nomura Research Institute Ltd.	2,390	101,324
NSK Ltd.	7,800	112,308
NTT Data Corp.	11,000	128,115
NTT DOCOMO, Inc.	27,500	666,015
Obayashi Corp.	13,200	172,831
Obic Co. Ltd.	1,100	72,810
Odakyu Electric Railway Co. Ltd.	4,600	89,986
Oji Holdings Corp.	14,000	82,054
Olympus Corp.	5,300	197,238
Omron Corp.	4,400	246,556
Ono Pharmaceutical Co. Ltd.	7,700	176,477
Oracle Corp. Japan	400	33,846
Oriental Land Co. Ltd.	4,000	319,933
ORIX Corp.	28,600	491,737
Osaka Gas Co. Ltd.	6,200	120,088
Otsuka Corp.	1,400	95,436
Otsuka Holdings Co. Ltd.	8,100	338,374
Panasonic Corp.	45,800	691,551
Park24 Co. Ltd.	2,700	62,411
Pola Orbis Holdings, Inc.	2,000	63,749
Rakuten, Inc.	20,100	215,086
Recruit Holdings Co. Ltd.	21,300	522,226
Renesas Electronics Corp.(b)(c)	9,500	122,826
Resona Holdings, Inc.	49,500	267,564
Ricoh Co. Ltd.	12,900	119,710
Rinnai Corp.	600	51,409
Rohm Co. Ltd.	1,700	158,248
Ryohin Keikaku Co. Ltd.	500	147,498
Sankyo Co. Ltd.	500	16,139
Santen Pharmaceutical Co. Ltd.	9,700	154,135
SBI Holdings, Inc.	5,100	80,487
Secom Co. Ltd.	4,100	312,183
Sega Sammy Holdings, Inc.	4,700	66,163
Seibu Holdings, Inc.	3,200	57,209
Seiko Epson Corp.	5,700	136,021
Sekisui Chemical Co. Ltd.	10,000	201,843
Sekisui House Ltd.	10,200	190,724
Seven & i Holdings Co. Ltd.	15,300	616,658
Seven Bank Ltd.	17,700	65,460
Sharp Corp. (b)(c)	2,400	76,349
Shimadzu Corp.	3,600	74,852
Shimamura Co. Ltd.	300	33,422
Shimano, Inc.	1,500	205,262

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Japan (continued)
Shimizu Corp.	11,000	$129,474
Shin-Etsu Chemical Co. Ltd.	7,700	812,051
Shinsei Bank Ltd.	2,100	35,439
Shionogi & Co. Ltd.	6,100	328,406
Shiseido Co. Ltd.	7,500	309,357
Shizuoka Bank Ltd.	10,000	97,316
Showa Shell Sekiyu KK	7,900	93,198
SMC Corp.	1,100	420,816
Softbank Group Corp.	16,800	1,488,852
Sohgo Security Services Co. Ltd.	1,900	91,538
Sompo Holdings, Inc.	7,100	285,386
Sony Corp.	25,900	1,083,518
Sony Financial Holdings, Inc.	3,200	53,163
Stanley Electric Co. Ltd.	2,600	95,978
Start Today Co. Ltd.	3,100	84,908
Subaru Corp.	13,200	456,048
Sumitomo Chemical Co. Ltd.	39,000	274,086
Sumitomo Corp.	25,200	364,495
Sumitomo Dainippon Pharma Co. Ltd.	1,500	21,408
Sumitomo Electric Industries Ltd.	13,300	226,437
Sumitomo Heavy Industries Ltd.	2,200	92,432
Sumitomo Metal Mining Co. Ltd.	4,500	177,532
Sumitomo Mitsui Financial Group, Inc.	26,600	1,065,668
Sumitomo Mitsui Trust Holdings, Inc.	7,400	292,077
Sumitomo Realty & Development Co. Ltd.	9,000	301,430
Sumitomo Rubber Industries Ltd.	3,000	56,963
Sundrug Co. Ltd.	2,300	100,093
Suntory Beverage & Food Ltd.	2,600	119,632
Suruga Bank Ltd.	3,000	68,306
Suzuken Co. Ltd.	900	32,443
Suzuki Motor Corp.	6,200	339,594
Sysmex Corp.	3,600	246,383
T&D Holdings, Inc.	9,800	152,886
Taiheiyo Cement Corp.	2,000	79,938
Taisei Corp.	3,600	199,465
Taisho Pharmaceutical Holdings Co. Ltd.	700	53,309
Taiyo Nippon Sanso Corp.	1,800	21,613
Takashimaya Co. Ltd.	5,000	46,005
Takeda Pharmaceutical Co. Ltd.	14,500	817,581
TDK Corp.	2,200	169,046
Teijin Ltd.	4,400	93,127
Terumo Corp.	6,000	250,022
THK Co. Ltd.	2,100	76,600
Tobu Railway Co. Ltd.	3,400	99,745
Toho Co. Ltd.	3,400	112,646
Toho Gas Co. Ltd.	1,800	50,326
Tohoku Electric Power Co., Inc.	7,300	95,767
Tokio Marine Holdings, Inc.	14,600	629,365

	Shares	Value
Japan (continued)
Tokyo Electric Power Co. Holdings, Inc.(c)	24,500	$100,563
Tokyo Electron Ltd.	3,200	563,455
Tokyo Gas Co. Ltd.	9,200	229,500
Tokyo Tatemono Co. Ltd.	3,700	51,905
Tokyu Corp.	9,500	143,707
Tokyu Fudosan Holdings Corp.	12,700	83,263
Toppan Printing Co. Ltd.	9,000	91,564
Toray Industries, Inc.	25,900	262,151
Toshiba Corp.(c)	90,000	260,411
Tosoh Corp.	8,000	172,646
Toto Ltd.	2,700	132,230
Toyo Seikan Group Holdings Ltd.	4,200	74,289
Toyo Suisan Kaisha Ltd.	1,300	50,011
Toyoda Gosei Co. Ltd.	700	17,116
Toyota Industries Corp.	3,700	227,740
Toyota Motor Corp.	52,300	3,243,963
Toyota Tsusho Corp.	3,600	130,934
Trend Micro, Inc.	2,000	107,247
Tsuruha Holdings, Inc.	600	74,390
Unicharm Corp.	6,900	157,015
United Urban Investment Corp.	57	82,001
USS Co. Ltd.	3,300	66,709
West Japan Railway Co.	3,600	253,857
Yahoo! Japan Corp.	31,100	139,044
Yakult Honsha Co. Ltd.	1,500	124,017
Yamada Denki Co. Ltd.	11,100	59,043
Yamaguchi Financial Group, Inc.	2,000	24,226
Yamaha Corp.	2,800	110,017
Yamaha Motor Co. Ltd.	5,000	150,063
Yamato Holdings Co. Ltd.	5,800	118,586
Yamazaki Baking Co. Ltd.	2,300	41,400
Yaskawa Electric Corp.	5,500	197,069
Yokogawa Electric Corp.	4,400	83,583
Yokohama Rubber Co. Ltd.	3,300	74,191

		70,735,533
Luxembourg — 0.1%
ArcelorMittal(c)	12,118	347,006
Eurofins Scientific SE	178	111,349
RTL Group SA	589	43,763

		502,118
Mexico — 0.0%
Fresnillo PLC	5,167	89,359

Netherlands — 2.0%
ABN AMRO Group NV(d)	8,603	265,698
Aegon NV	35,979	212,415
AerCap Holdings NV(c)	2,888	152,024
Akzo Nobel NV	5,451	492,121
Altice NV Class A(b)(c)	10,260	193,489
Altice NV Class B(b)(c)	2,261	42,629
ASML Holding NV	7,453	1,344,739

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Netherlands (continued)
CNH Industrial NV	23,250	$296,638
Core Laboratories NV	702	70,130
EXOR NV	1,768	113,340
Gemalto NV	1,518	60,075
Heineken Holding NV	2,120	196,783
Heineken NV	5,401	526,235
ING Groep NV	78,819	1,456,533
Koninklijke Ahold Delhaize NV	25,908	487,541
Koninklijke Boskalis Westminster NV	1,728	61,770
Koninklijke DSM NV	3,178	271,140
Koninklijke KPN NV	68,887	237,031
Koninklijke Philips NV	18,373	748,753
Koninklijke Vopak NV	1,166	50,468
NN Group NV	6,893	288,662
NXP Semiconductors NV(c)	6,765	791,843
QIAGEN NV(c)	3,502	118,811
Randstad Holding NV	2,779	170,970
Royal Dutch Shell PLC, Class A	90,804	2,858,490
Royal Dutch Shell PLC, Class B	75,184	2,420,719
Sensata Technologies Holding NV(c)	3,131	153,137
Unilever NV CVA	32,917	1,912,145
Wolters Kluwer NV	6,116	299,761

		16,294,090
New Zealand — 0.1%
Auckland International Airport Ltd.	18,221	77,661
Contact Energy Ltd.	17,654	69,481
Fletcher Building Ltd.	13,808	69,651
Mercury NZ Ltd.	7,580	17,064
Meridian Energy Ltd.	22,538	43,970
Ryman Healthcare Ltd.	7,509	47,787
Spark New Zealand Ltd.	31,087	78,324

		403,938
Norway — 0.3%
DNB ASA	18,902	364,797
Gjensidige Forsikring ASA	3,186	59,956
Marine Harvest ASA(c)	8,823	172,290
Norsk Hydro ASA	28,090	217,370
Orkla ASA	17,168	168,164
Schibsted ASA, Class A	1,912	49,298
Schibsted ASA, Class B	2,062	48,389
Statoil ASA	23,513	477,726
Telenor ASA	15,353	326,002
Yara International ASA	3,052	144,948

		2,028,940
Portugal — 0.1%
EDP — Energias de Portugal SA	38,533	137,417
Galp Energia SGPS SA	11,790	219,200

	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	4,509	$81,925

		438,542
Singapore — 0.7%
Ascendas Real Estate Investment Trust	42,697	85,849
Broadcom Ltd.	8,054	2,125,531
CapitaLand Commercial Trust	43,600	55,536
CapitaLand Ltd.	68,200	183,662
CapitaLand Mall Trust	78,600	116,522
City Developments Ltd.	7,000	66,478
ComfortDelGro Corp. Ltd.	43,100	63,894
DBS Group Holdings Ltd.	35,900	599,478
Genting Singapore PLC	105,700	94,609
Global Logistic Properties Ltd.	48,300	117,653
Golden Agri-Resources Ltd.	296,301	85,877
Hutchison Port Holdings Trust	104,400	44,893
Jardine Cycle & Carriage Ltd.	1,700	49,158
Keppel Corp. Ltd.	28,500	156,872
Oversea-Chinese Banking Corp. Ltd.	63,400	553,712
SATS Ltd.	10,800	37,253
SembCorp Industries Ltd.	22,200	53,767
Singapore Airlines Ltd.	12,600	94,958
Singapore Exchange Ltd.	24,000	135,064
Singapore Press Holdings Ltd.(b)	5,600	11,090
Singapore Technologies Engineering Ltd.	25,100	64,080
Singapore Telecommunications Ltd.	163,000	448,570
StarHub Ltd.	6,700	12,931
Suntec Real Estate Investment Trust	89,300	127,840
United Overseas Bank Ltd.	22,913	413,939
UOL Group Ltd.	9,822	65,136
Wilmar International Ltd.	39,200	97,547
Yangzijiang Shipbuilding Holdings Ltd.	31,000	35,813

		5,997,712
Spain — 1.2%
Abertis Infraestructuras SA	14,323	309,789
ACS Actividades de Construccion y Servicios SA	4,321	170,330
Aena SME SA(d)	1,295	237,598
Amadeus IT Group SA	8,999	610,572
Banco Bilbao Vizcaya Argentaria SA	137,023	1,198,193
Banco de Sabadell SA	117,788	235,837
Banco Santander SA	324,267	2,198,300
Bankia SA	19,411	92,634
Bankinter SA	12,189	115,024
CaixaBank SA	71,021	332,264

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Spain (continued)
Distribuidora Internacional de Alimentacion SA	13,497	$66,014
Enagas SA	2,955	85,115
Endesa SA	6,613	151,360
Ferrovial SA	11,191	243,030
Gas Natural SDG SA	6,104	130,610
Grifols SA	5,799	181,479
Iberdrola SA	116,533	941,704
Industria de Diseno Textil SA	21,691	810,767
International Consolidated Airlines Group SA	14,232	120,128
Mapfre SA	22,935	75,009
Red Electrica Corp. SA	8,467	187,481
Repsol SA	23,485	440,095
Siemens Gamesa Renewable Energy SA	8,399	121,784
Telefonica SA	90,723	951,273

		10,006,390
Sweden — 1.1%
Alfa Laval AB	5,245	132,829
Assa Abloy AB, Class B	22,048	464,835
Atlas Copco AB, A Shares	13,631	597,739
Atlas Copco AB, B Shares	7,729	306,827
Autoliv, Inc.	2,079	259,584
Boliden AB	4,454	155,853
Electrolux AB, Class B	5,198	183,731
Essity AB, Class B(c)	12,498	373,558
Getinge AB, Class B(b)	4,582	90,190
Hennes & Mauritz AB, Class B	20,758	520,924
Hexagon AB, Class B	5,790	296,883
Husqvarna AB, Class B	6,632	64,789
ICA Gruppen AB	1,953	72,025
Industrivarden AB, Class C	3,045	78,246
Investor AB, Class B	8,607	426,448
Kinnevik AB, Class B	6,013	197,238
L E Lundbergforetagen AB, B Shares	593	46,288
Lundin Petroleum AB(c)	3,292	77,445
Millicom International Cellular SA	1,285	82,176
Nordea Bank AB	59,312	716,768
Sandvik AB	23,222	423,882
Securitas AB, Class B	8,885	155,896
Skandinaviska Enskilda Banken AB, Class A	28,246	348,093
Skanska AB, Class B	5,852	128,326
SKF AB, Class B	6,315	146,753
Svenska Handelsbanken AB, Class A	30,692	439,888
Swedbank AB, Class A	17,959	445,702
Swedish Match AB	3,156	118,890
Tele2 AB, Class B	7,257	92,307
Telefonaktiebolaget LM Ericsson, Class B	58,814	370,121

	Shares	Value
Sweden (continued)
Telia Co. AB	47,930	$221,842
Volvo AB, Class B	33,051	654,616

		8,690,692
Switzerland — 3.2%
ABB Ltd., Registered Shares	38,565	1,007,126
Adecco SA, Registered Shares	3,198	253,721
Baloise Holding AG, Registered Shares	1,280	201,801
Barry Callebaut AG, Registered Shares(c)	41	64,063
Cie Financiere Richemont SA, Registered Shares	10,795	995,151
Coca-Cola HBC AG(c)	3,025	102,236
Credit Suisse Group AG, Registered Shares(c)	46,510	732,943
Dufry AG(c)	728	108,362
EMS-Chemie Holding AG, Registered Shares	147	96,369
Geberit AG, Registered Shares	784	354,959
Givaudan SA, Registered Shares	175	390,825
Glencore PLC(c)	246,541	1,189,116
Julius Baer Group Ltd.(c)	4,939	292,130
Kuehne & Nagel International AG, Registered Shares	1,066	186,247
LafargeHolcim Ltd.(c)	9,387	530,036
Lindt & Spruengli AG	16	92,618
Lindt & Spruengli AG, Registered Shares	2	138,843
Lonza Group AG, Registered Shares(c)	1,592	422,932
Nestle SA, Registered Shares	62,756	5,280,196
Novartis AG, Registered Shares	44,966	3,708,761
Pargesa Holding SA, Bearer Shares	713	59,708
Partners Group Holding AG	387	260,291
Roche Holding AG	14,167	3,274,432
Schindler Holding AG, Participation Certificates	718	162,704
Schindler Holding AG, Registered Shares	380	83,924
SGS SA, Registered Shares	127	313,632
Sika AG, Bearer Shares	47	347,869
Sonova Holding AG, Registered Shares	1,170	211,222
STMicroelectronics NV	13,727	323,152
Straumann Holding AG, Registered Shares	153	106,825
Swatch Group AG, Bearer Shares	698	273,577
Swatch Group AG, Registered Shares	1,000	75,377
Swiss Life Holding AG, Registered Shares(c)	776	269,714
Swiss Prime Site AG, Registered Shares(c)	1,013	86,460

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Switzerland (continued)
Swiss Re AG	6,646	$625,457
Swisscom AG, Registered Shares	450	227,351
TE Connectivity Ltd.	7,496	681,911
UBS Group AG, Registered Shares(c)	75,026	1,276,425
Vifor Pharma AG	968	124,505
Zurich Insurance Group AG	2,889	881,622

		25,814,593
United Arab Emirates — 0.0%
Mediclinic International PLC	5,249	40,574

United Kingdom — 6.0%
3i Group PLC	17,427	222,406
Admiral Group PLC	3,763	96,129
Anglo American PLC	28,218	532,276
Antofagasta PLC	7,667	97,169
Ashtead Group PLC	10,364	266,972
Associated British Foods PLC	8,047	356,154
AstraZeneca PLC	25,239	1,707,695
Auto Trader Group PLC(d)	17,858	81,206
Aviva PLC	82,005	550,124
Babcock International Group PLC	7,298	78,691
BAE Systems PLC	63,970	503,913
Barclays PLC	351,604	867,657
Barratt Developments PLC	18,556	161,341
Berkeley Group Holdings PLC	2,337	116,116
BHP Billiton PLC	42,910	776,913
BP PLC	393,909	2,671,750
British American Tobacco PLC	46,578	3,009,396
British Land Co. PLC	25,875	206,591
BT Group PLC	165,530	570,339
Bunzl PLC	6,901	214,970
Burberry Group PLC	7,923	200,115
Capita PLC	12,604	87,774
Carnival PLC	4,175	275,250
Centrica PLC	117,682	265,393
Cobham PLC(c)	36,833	67,998
Coca-Cola European Partners PLC	3,796	155,713
Compass Group PLC	32,278	708,642
ConvaTec Group PLC (d)	32,259	83,932
Croda International PLC	2,848	158,277
Delphi Automotive PLC	5,105	507,335
Diageo PLC	50,764	1,733,530
Direct Line Insurance Group PLC	22,495	111,025
Dixons Carphone PLC	16,826	38,756
easyJet PLC	3,211	57,107
Ferguson PLC	5,480	383,216
Fiat Chrysler Automobiles NV(c)	23,997	414,939
G4S PLC	25,652	95,718
GKN PLC	30,392	128,098
GlaxoSmithKline PLC	98,114	1,760,884
Hammerson PLC	14,979	104,272
Hargreaves Lansdown PLC	4,792	100,662

	Shares	Value
United Kingdom (continued)
Hikma Pharmaceuticals PLC	2,463	$38,071
HSBC Holdings PLC	403,538	3,940,596
IHS Markit Ltd.(c)	8,191	349,018
IMI PLC	4,912	79,700
Imperial Brands PLC	20,125	820,527
Inmarsat PLC	8,887	73,304
InterContinental Hotels Group PLC	3,419	189,417
Intertek Group PLC	2,824	203,444
Intu Properties PLC	16,499	47,366
Investec PLC	10,837	74,153
ITV PLC	87,795	191,912
J. Sainsbury PLC	22,766	73,312
John Wood Group PLC	13,299	125,753
Johnson Matthey PLC	4,360	195,745
Kingfisher PLC	46,448	193,114
Land Securities Group PLC	16,290	209,225
Legal & General Group PLC	112,668	399,472
Liberty Global PLC, Class A(c)	4,143	127,812
Liberty Global PLC, Class C(c)	12,305	367,796
Lloyds Banking Group PLC	1,477,336	1,339,102
London Stock Exchange Group PLC	6,211	310,171
Marks & Spencer Group PLC	39,096	178,684
Meggitt PLC	16,302	112,223
Merlin Entertainments PLC(d)	12,115	60,942
Micro Focus International PLC	8,253	289,883
Mondi PLC	7,101	171,732
National Grid PLC	67,300	810,121
Next PLC	2,856	186,687
Old Mutual PLC	91,767	232,788
Pearson PLC	15,719	146,778
Pentair PLC	3,546	249,851
Persimmon PLC	6,708	249,637
Provident Financial PLC	2,321	28,715
Prudential PLC	53,221	1,306,329
Randgold Resources Ltd.	2,165	212,750
Reckitt Benckiser Group PLC	13,669	1,222,920
RELX NV	21,105	476,483
RELX PLC	21,944	504,951
Rio Tinto PLC	25,014	1,182,177
Rolls-Royce Holdings PLC(c)(e)	34,836	2,128
Rolls-Royce Holdings PLC(c)	1,602,457	450,185
Royal Bank of Scotland Group PLC(c)	73,812	277,280
Royal Mail PLC	15,552	77,334
RSA Insurance Group PLC	22,288	186,112
Sage Group PLC	19,297	191,013
Schroders PLC	2,256	104,671
Segro PLC	19,205	138,643
Severn Trent PLC	3,985	111,737
Shire PLC	18,458	909,160
Sky PLC(c)	21,129	264,625
Smith & Nephew PLC	16,961	319,911
Smiths Group PLC	7,020	146,478
SSE PLC	22,488	413,012

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United Kingdom (continued)
St. James’s Place PLC	13,713	$214,333
Standard Chartered PLC(c)	65,461	651,983
Standard Life Aberdeen PLC	60,748	346,642
Tate & Lyle PLC	8,226	70,664
Taylor Wimpey PLC	58,517	155,075
TechnipFMC PLC(c)	9,895	271,024
Tesco PLC	168,995	407,208
Travis Perkins PLC	4,478	90,401
Unilever PLC	25,759	1,459,864
United Utilities Group PLC	13,172	145,730
Vodafone Group PLC	532,151	1,522,132
Weir Group PLC	3,542	91,825
Whitbread PLC	3,467	170,044
Willis Towers Watson PLC	2,790	449,413
WM Morrison Supermarkets PLC	36,020	107,257
Worldpay Group PLC(d)	46,763	252,081
WPP PLC	26,233	463,779

		47,960,849
United States — 57.1%
3M Co.	11,985	2,758,827
Abbott Laboratories	35,344	1,916,705
AbbVie, Inc.	31,859	2,875,275
Accenture PLC, Class A	12,672	1,803,986
Activision Blizzard, Inc.	14,693	962,245
Acuity Brands, Inc.(b)	762	127,406
Adobe Systems, Inc.(c)	10,156	1,778,925
Advance Auto Parts, Inc.	1,300	106,262
Advanced Micro Devices, Inc.(b)(c)	14,826	162,864
AES Corp.	12,414	131,961
Aetna, Inc.	6,606	1,123,218
Affiliated Managers Group, Inc.	1,048	195,452
Aflac, Inc.	7,905	663,150
AGCO Corp.	1,150	78,856
Agilent Technologies, Inc.	6,099	414,915
AGNC Investment Corp.	8,813	177,406
Air Products & Chemicals, Inc.	4,273	681,244
Akamai Technologies, Inc.(c)	3,322	173,575
Albemarle Corp.	2,220	312,776
Alexandria Real Estate Equities, Inc.	2,180	270,233
Alexion Pharmaceuticals, Inc.(c)	4,741	567,308
Align Technology, Inc.(c)	1,658	396,229
Alkermes PLC(c)	2,719	132,578
Alleghany Corp.(c)	187	105,883
Allergan PLC	6,882	1,219,697
Alliance Data Systems Corp.	992	221,940
Alliant Energy Corp.	3,989	172,564
Allstate Corp.	7,277	683,019
Ally Financial, Inc.	8,169	213,456
Alphabet, Inc., Class A(c)	6,002	6,200,306
Alphabet, Inc., Class C(c)	6,267	6,371,283
Altria Group, Inc.	39,005	2,504,901
Amazon.com, Inc.(c)	8,193	9,055,559

	Shares	Value
United States (continued)
AMERCO	134	$52,614
Ameren Corp.	5,253	325,633
American Airlines Group, Inc.	2,221	103,987
American Electric Power Co., Inc.	9,956	740,826
American Express Co.	15,595	1,489,634
American Financial Group, Inc.	1,198	126,377
American International Group, Inc.	18,467	1,193,153
American Tower Corp.	8,570	1,231,252
American Water Works Co., Inc.	3,789	332,523
Ameriprise Financial, Inc.	3,292	515,330
AmerisourceBergen Corp.	3,755	288,947
AMETEK, Inc.	5,266	355,402
Amgen, Inc.	14,696	2,575,033
Amphenol Corp., Class A	6,250	543,750
Anadarko Petroleum Corp.	11,611	573,235
Analog Devices, Inc.	7,242	661,195
Andeavor	2,783	295,666
Annaly Capital Management, Inc.	23,443	268,657
ANSYS, Inc.(c)	1,786	244,164
Antero Resources Corp.(c)	3,996	77,522
Anthem, Inc.	5,279	1,104,420
AO Smith Corp.	2,481	146,875
Aon PLC	5,078	728,338
Apache Corp.	7,292	301,670
Apple, Inc.	105,136	17,772,189
Applied Materials, Inc.	21,448	1,210,311
Aramark	4,409	192,629
Arch Capital Group Ltd.(c)	2,585	257,569
Archer-Daniels-Midland Co.	11,692	477,852
Arconic, Inc.	6,939	174,308
Arista Networks, Inc.(b)(c)	1,066	213,083
Arrow Electronics, Inc.(c)	1,911	159,740
Arthur J Gallagher & Co.	4,230	267,886
Assurant, Inc.	913	91,893
AT&T, Inc.	123,973	4,171,691
Athene Holding Ltd., Class A(c)	2,461	128,292
Atmos Energy Corp.	2,186	190,707
Autodesk, Inc.(c)	3,769	470,974
Automatic Data Processing, Inc.	9,174	1,066,569
AutoNation, Inc.(c)	1,141	54,083
AutoZone, Inc.(c)	594	350,163
AvalonBay Communities, Inc.	2,794	506,636
Avery Dennison Corp.	2,017	214,145
Avnet, Inc.	2,130	84,774
Axalta Coating Systems Ltd.(c)	3,969	131,969
Axis Capital Holdings Ltd.	1,335	72,611
Baker Hughes a GE Co.	7,154	224,850
Ball Corp.	6,886	295,616
Bank of America Corp.	200,609	5,494,653
Bank of New York Mellon Corp.	21,081	1,084,617
Baxter International, Inc.	9,624	620,459
BB&T Corp.	15,803	778,140
Becton Dickinson & Co.	4,686	977,828
Bed Bath & Beyond, Inc.	2,508	49,909

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States (continued)
Berkshire Hathaway, Inc., Class B(c)	25,162	$4,703,784
Best Buy Co., Inc.	6,259	350,379
Biogen, Inc.(c)	4,277	1,332,970
BioMarin Pharmaceutical, Inc.(c)	3,782	310,464
BlackRock, Inc.(e)	2,444	1,150,709
Boeing Co.	11,603	2,993,342
BorgWarner, Inc.	4,730	249,366
Boston Properties, Inc.	2,939	356,148
Boston Scientific Corp.(c)	27,212	765,746
Brighthouse Financial, Inc.(c)	1,625	101,043
Bristol-Myers Squibb Co.	33,368	2,057,471
Brixmor Property Group, Inc.	4,579	79,995
Broadridge Financial Solutions, Inc.	2,876	247,106
Brown-Forman Corp., Class B	3,835	218,672
Bunge Ltd.	2,379	163,628
C.H. Robinson Worldwide, Inc.	3,016	236,846
C.R. Bard, Inc.	1,485	485,699
CA, Inc.	5,891	190,751
Cabot Oil & Gas Corp.	8,595	238,082
Cadence Design Systems, Inc.(c)	6,452	278,468
Camden Property Trust	1,516	138,320
Campbell Soup Co.	3,490	165,321
Capital One Financial Corp.	9,769	900,506
Cardinal Health, Inc.	6,466	400,245
CarMax, Inc.(c)	3,728	279,973
Carnival Corp.	6,575	436,514
Caterpillar, Inc.	12,008	1,630,686
Cboe Global Markets, Inc.	2,118	239,461
CBRE Group, Inc., Class A(c)	6,372	250,547
CBS Corp., Class B	7,000	392,840
CDK Global, Inc.	2,253	143,201
CDW Corp.	2,957	206,990
Celanese Corp., Series A	2,776	289,565
Celgene Corp.(c)	15,815	1,596,841
Centene Corp.(c)	3,820	357,819
CenterPoint Energy, Inc.	7,608	225,045
CenturyLink, Inc.	11,926	226,475
Cerner Corp.(c)	6,259	422,608
CF Industries Holdings, Inc.	4,180	158,756
Charles Schwab Corp.	25,007	1,121,314
Charter Communications, Inc., Class A(c)	4,443	1,484,717
Cheniere Energy, Inc.(c)	3,631	169,713
Chevron Corp.	37,954	4,398,489
Chipotle Mexican Grill, Inc.(c)	476	129,424
Chubb Ltd.	9,446	1,424,646
Church & Dwight Co., Inc.	5,137	232,038
Cigna Corp.	5,055	996,947
Cimarex Energy Co.	1,771	207,083
Cincinnati Financial Corp.	3,446	241,806
Cintas Corp.	2,083	310,450
Cisco Systems, Inc.	100,440	3,430,026

	Shares	Value
United States (continued)
CIT Group, Inc.	3,131	$145,967
Citigroup, Inc.	55,456	4,076,016
Citizens Financial Group, Inc.	10,596	402,754
Citrix Systems, Inc.(c)	2,858	236,099
Clorox Co.	2,698	341,378
CME Group, Inc.	7,106	974,730
CMS Energy Corp.	6,242	301,926
Coca-Cola Co.	82,017	3,771,142
Cognizant Technology Solutions Corp., Class A	11,994	907,586
Colgate-Palmolive Co.	16,879	1,189,126
Colony NorthStar, Inc., Class A	8,385	102,968
Comcast Corp., Class A	95,398	3,437,190
Comerica, Inc.	3,222	253,153
CommScope Holding Co., Inc.(c)	3,132	100,662
Conagra Brands, Inc.	7,867	268,737
Concho Resources, Inc.(c)	3,247	435,780
ConocoPhillips	24,995	1,278,494
Consolidated Edison, Inc.	6,609	568,704
Constellation Brands, Inc., Class A	3,548	777,331
Continental Resources, Inc.(c)	1,982	80,687
Cooper Cos., Inc.	855	205,422
Corning, Inc.	18,603	582,460
CoStar Group, Inc.(c)	875	258,781
Costco Wholesale Corp.	8,681	1,398,335
Coty, Inc., Class A	8,742	134,627
Crown Castle International Corp.	7,967	853,106
Crown Holdings, Inc.(c)	2,363	142,182
CSX Corp.	18,009	908,194
Cummins, Inc.	3,212	568,139
CVS Health Corp.	20,954	1,435,978
D.R. Horton, Inc.	7,276	321,672
Danaher Corp.	12,872	1,187,699
Darden Restaurants, Inc.	2,136	175,729
DaVita, Inc.(c)	3,761	228,443
Deere & Co.	5,247	697,221
Dell Technologies, Inc., Class V(c)	4,305	356,325
Delta Air Lines, Inc.	4,499	225,085
Dentsply Sirona, Inc.	4,227	258,143
Devon Energy Corp.	11,171	412,210
DexCom, Inc.(b)(c)	1,861	83,689
Diamondback Energy, Inc.(c)	1,535	164,491
Dick’s Sporting Goods, Inc.	1,523	37,268
Digital Realty Trust, Inc.	3,965	469,615
Discover Financial Services	7,657	509,420
Discovery Communications, Inc., Class A(c)	2,656	50,145
Discovery Communications, Inc., Class C(c)	4,225	75,247
DISH Network Corp., Class A(c)	5,309	257,699
Dollar General Corp.	5,581	451,168
Dollar Tree, Inc.(c)	4,949	451,596
Dominion Energy, Inc.	13,180	1,069,425
Domino’s Pizza, Inc.	1,077	197,091

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States (continued)
Dover Corp.	3,566	$340,517
DowDuPont, Inc.	46,611	3,370,441
Dr. Pepper Snapple Group, Inc.	3,867	331,247
DTE Energy Co.	3,666	404,946
Duke Energy Corp.	13,960	1,232,808
Duke Realty Corp.	8,572	244,131
DXC Technology Co.	5,933	542,988
E*Trade Financial Corp.(c)	5,561	242,404
East West Bancorp, Inc.	3,620	216,621
Eastman Chemical Co.	2,699	245,096
Eaton Corp. PLC	8,852	708,337
Eaton Vance Corp.	2,203	111,185
eBay, Inc.(c)	20,347	765,861
Ecolab, Inc.	5,300	692,498
Edison International	6,701	535,745
Edwards Lifesciences Corp.(c)	3,973	406,160
Electronic Arts, Inc.(c)	6,044	722,862
Eli Lilly & Co.	19,803	1,622,658
Emerson Electric Co.	13,602	876,785
Entergy Corp.	3,748	323,302
Envision Healthcare Corp.(c)	2,065	87,969
EOG Resources, Inc.	11,486	1,147,107
EQT Corp.	3,514	219,766
Equifax, Inc.	2,484	269,589
Equinix, Inc.	1,509	699,422
Equity Residential	7,654	514,808
Essex Property Trust, Inc.	1,394	365,827
Estee Lauder Cos., Inc., Class A	4,891	546,863
Everest Re Group Ltd.	730	173,339
Eversource Energy	6,083	381,039
Exelon Corp.	18,181	731,058
Expedia, Inc.	2,626	327,357
Expeditors International of Washington, Inc.	4,274	249,516
Express Scripts Holding Co.(c)	12,043	738,115
Extra Space Storage, Inc.	2,314	188,799
Exxon Mobil Corp.	85,444	7,121,757
F5 Networks, Inc.(c)	1,369	166,019
Facebook, Inc., Class A(c)	47,685	8,586,161
Fastenal Co.	6,661	312,867
Federal Realty Investment Trust	1,481	178,490
FedEx Corp.	5,045	1,139,211
Fidelity National Information Services, Inc.	6,685	620,101
Fifth Third Bancorp	14,247	411,738
First Data Corp., Class A(c)	8,943	159,275
First Republic Bank	3,160	307,784
FirstEnergy Corp.	8,267	272,398
Fiserv, Inc.(c)	4,598	595,119
FleetCor Technologies, Inc.(c)	1,901	314,178
Flex Ltd.(c)	11,068	197,010
FLIR Systems, Inc.	2,261	105,860
Flowserve Corp.	2,213	97,527
Fluor Corp.	2,302	99,193

	Shares	Value
United States (continued)
FMC Corp.	2,919	$271,058
FNF Group	4,774	178,643
Foot Locker, Inc.	3,426	103,054
Ford Motor Co.	75,058	920,962
Fortinet, Inc.(c)	2,400	94,584
Fortive Corp.	6,414	463,476
Fortune Brands Home & Security, Inc.	2,803	185,166
Franklin Resources, Inc.	7,152	301,314
Freeport-McMoRan, Inc.(c)	28,595	399,758
Gap, Inc.	4,162	108,170
Garmin Ltd.	2,104	119,107
Gartner, Inc.(c)	2,113	264,780
General Dynamics Corp.	5,287	1,073,155
General Electric Co.	173,994	3,507,719
General Mills, Inc.	11,492	596,665
General Motors Co.	27,619	1,187,065
Genuine Parts Co.	3,091	272,719
GGP, Inc.	13,459	261,912
Gilead Sciences, Inc.	26,451	1,982,767
Global Payments, Inc.	2,828	293,971
Goldman Sachs Group, Inc.	7,144	1,732,277
Goodyear Tire & Rubber Co.	4,171	127,591
H&R Block, Inc.	3,364	83,225
Halliburton Co.	17,295	739,188
Hanesbrands, Inc.	7,027	158,108
Harley-Davidson, Inc.	4,360	206,402
Harris Corp.	2,681	373,517
Hartford Financial Services Group, Inc.	7,057	388,488
Hasbro, Inc.	2,383	220,642
HCA Healthcare, Inc.(c)	5,519	417,512
HCP, Inc.	8,404	217,159
HD Supply Holdings, Inc.(c)	3,245	114,841
Helmerich & Payne, Inc.	1,606	87,222
Henry Schein, Inc.(c)	2,826	222,124
Hershey Co.	3,054	324,274
Hess Corp.	5,936	262,134
Hewlett Packard Enterprise Co.	33,669	468,672
Hilton Worldwide Holdings, Inc.	4,389	317,237
HollyFrontier Corp.	2,528	93,410
Hologic, Inc.(c)	5,822	220,363
Home Depot, Inc.	24,062	3,988,998
Honeywell International, Inc.	14,499	2,090,176
Hormel Foods Corp.	6,731	209,738
Host Hotels & Resorts, Inc.	13,631	266,622
HP, Inc.	33,228	716,063
Humana, Inc.	2,951	753,538
Huntington Bancshares, Inc.	21,648	298,742
Huntington Ingalls Industries, Inc.	969	225,612
IDEX Corp.	1,706	218,726
IDEXX Laboratories, Inc.(c)	1,728	287,142
Illinois Tool Works, Inc.	6,102	955,085
Illumina, Inc.(c)	3,082	632,396

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States (continued)
Incyte Corp.(c)	3,570	$404,303
Ingersoll-Rand PLC	5,517	488,806
Ingredion, Inc.	1,355	169,849
Intel Corp.	95,320	4,336,107
Intercontinental Exchange, Inc.	11,485	759,159
International Business Machines Corp.	17,919	2,760,601
International Flavors & Fragrances, Inc.	1,897	279,656
International Paper Co.	7,958	455,755
Interpublic Group of Cos., Inc.	6,381	122,834
Intuit, Inc.	4,881	737,129
Intuitive Surgical, Inc.(c)	2,165	812,654
Invesco Ltd.	7,402	264,918
Iron Mountain, Inc.	5,825	233,000
J.M. Smucker Co.	2,758	292,486
Jack Henry & Associates, Inc.	1,616	177,970
Jacobs Engineering Group, Inc.	2,188	127,363
Jazz Pharmaceuticals PLC(c)	1,232	174,365
JB Hunt Transport Services, Inc.	2,121	225,653
Johnson & Johnson	54,243	7,562,017
Johnson Controls International PLC	18,530	766,957
Jones Lang LaSalle, Inc.	833	107,865
JPMorgan Chase & Co.	71,642	7,207,902
Juniper Networks, Inc.	8,608	213,737
Kansas City Southern	2,543	265,031
Kellogg Co.	5,488	343,165
KeyCorp	23,537	429,550
Kimberly-Clark Corp.	7,447	837,862
Kimco Realty Corp.	8,019	145,625
Kinder Morgan, Inc.	39,069	707,540
KLA-Tencor Corp.	3,216	350,190
Knight-Swift Transportation Holdings, Inc.(c)	2,575	106,734
Kohl’s Corp.	2,915	121,730
Kraft Heinz Co.	11,969	925,563
Kroger Co.	18,624	385,517
L Brands, Inc.	4,918	211,671
L3 Technologies, Inc.	1,561	292,188
Laboratory Corp. of America Holdings(c)	1,999	307,266
Lam Research Corp.	3,479	725,615
Las Vegas Sands Corp.	7,524	476,871
Lear Corp.	1,290	226,511
Leggett & Platt, Inc.	2,066	97,639
Leidos Holdings, Inc.	3,567	223,009
Lennar Corp., Class A	3,790	210,989
Lennox International, Inc.	622	118,883
Leucadia National Corp.	6,706	169,662
Level 3 Communications, Inc.(c)	6,406	343,554
Liberty Broadband Corp., Class C(c)	1,964	171,438
Liberty Interactive Corp QVC Group, Series A(c)	8,059	183,100

	Shares	Value
United States (continued)
Liberty Media Corp. — Liberty SiriusXM, Class A(c)	1,244	$51,887
Liberty Media Corp. — Liberty SiriusXM, Class C(c)	3,311	137,903
Liberty Property Trust	2,627	112,646
Lincoln National Corp.	4,523	342,753
LKQ Corp.(c)	5,469	206,127
Lockheed Martin Corp.	5,221	1,608,903
Loews Corp.	5,234	259,135
Lowe’s Cos., Inc.	17,601	1,407,200
lululemon athletica, Inc.(c)	1,871	115,085
LyondellBasell Industries NV, Class A	6,935	717,981
M&T Bank Corp.	2,984	497,642
Macerich Co.	2,163	118,100
Macquarie Infrastructure Corp.	1,155	80,330
Macy’s, Inc.	6,725	126,161
Mallinckrodt PLC(c)	1,944	61,566
ManpowerGroup, Inc.	1,284	158,292
Marathon Oil Corp.	19,988	284,229
Marathon Petroleum Corp.	11,084	662,158
Markel Corp.(c)	285	309,026
Marriott International, Inc., Class A	6,548	782,355
Marsh & McLennan Cos., Inc.	10,230	827,914
Martin Marietta Materials, Inc.	1,354	293,615
Masco Corp.	6,614	263,369
Mastercard, Inc., Class A	19,009	2,827,969
Mattel, Inc.(b)	6,087	85,948
Maxim Integrated Products, Inc.	5,114	268,690
McCormick & Co., Inc.	2,395	238,374
McDonald’s Corp.	16,607	2,771,874
McKesson Corp.	4,214	581,026
MEDNAX, Inc.(c)	1,843	80,705
Merck & Co., Inc.	54,932	3,026,204
MetLife, Inc.	17,877	957,850
Mettler-Toledo International, Inc.(c)	474	323,567
MGM Resorts International	9,761	306,007
Michael Kors Holdings Ltd.(c)	2,803	136,814
Microchip Technology, Inc.	5,029	476,749
Micron Technology, Inc.(c)	20,847	923,731
Microsoft Corp.	147,899	12,302,239
Mid-America Apartment Communities, Inc.	1,989	203,574
Middleby Corp.(c)	968	112,191
Mohawk Industries, Inc.(c)	1,422	372,223
Molson Coors Brewing Co., Class B	4,021	325,178
Mondelez International, Inc., Class A	30,157	1,249,405
Monsanto Co.	8,963	1,085,419
Monster Beverage Corp.(c)	7,667	444,149
Moody’s Corp.	3,502	498,720
Morgan Stanley	27,890	1,394,500
Mosaic Co.	5,890	131,583

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States (continued)
Motorola Solutions, Inc.	3,070	$277,958
MSCI, Inc.	1,860	218,290
Murphy Oil Corp.	2,509	67,116
Mylan NV(c)	10,181	363,564
Nasdaq, Inc.	2,099	152,492
National Oilwell Varco, Inc.(b)	7,604	259,981
National Retail Properties, Inc.	2,754	110,656
Navient Corp.	4,485	55,883
NetApp, Inc.	5,073	225,343
Netflix, Inc.(c)	8,591	1,687,530
New York Community Bancorp, Inc.	8,753	109,938
Newell Brands, Inc.	9,877	402,784
Newfield Exploration Co.(c)	3,558	109,551
Newmont Mining Corp.	10,999	397,724
News Corp., Class A	6,394	87,342
NextEra Energy, Inc.	9,565	1,483,245
Nielsen Holdings PLC	7,064	261,862
NIKE, Inc., Class B	27,279	1,500,072
NiSource, Inc.	6,822	179,896
Noble Energy, Inc.	8,273	230,569
Nordstrom, Inc.	2,002	79,379
Norfolk Southern Corp.	5,664	744,363
Northern Trust Corp.	4,730	442,350
Northrop Grumman Corp.	3,438	1,016,032
Norwegian Cruise Line Holdings Ltd.(c)	3,835	213,801
Nuance Communications, Inc.(c)	4,280	63,087
Nucor Corp.	6,076	351,375
NVIDIA Corp.	12,013	2,484,409
NVR, Inc.(c)	84	275,635
O’Reilly Automotive, Inc.(c)	1,727	364,311
Occidental Petroleum Corp.	15,993	1,032,668
OGE Energy Corp.	3,606	132,845
Omnicom Group, Inc.	4,488	301,549
ONEOK, Inc.	7,686	417,119
Oracle Corp.	61,593	3,135,084
PACCAR, Inc.	6,982	500,819
Packaging Corp. of America	1,666	193,706
Palo Alto Networks, Inc.(c)	1,713	252,154
Parker-Hannifin Corp.	2,715	495,786
Parsley Energy, Inc., Class A(c)	3,700	98,420
Patterson Cos., Inc.	1,629	60,273
Paychex, Inc.	6,228	397,284
PayPal Holdings, Inc.(c)	23,107	1,676,644
People’s United Financial, Inc.	5,864	109,422
PepsiCo, Inc.	28,805	3,175,175
Perrigo Co. PLC	2,324	188,221
Pfizer, Inc.	119,682	4,196,051
PG&E Corp.	10,059	581,108
Philip Morris International, Inc.	31,435	3,289,358
Phillips 66	8,846	805,694
Pinnacle West Capital Corp.	1,966	172,438
Pioneer Natural Resources Co.	3,434	513,967
Plains GP Holdings LP, Class A(c)	2,501	51,020

	Shares	Value
United States (continued)
PNC Financial Services Group, Inc. (e)	9,641	$1,318,792
Polaris Industries, Inc.	1,159	137,260
PPG Industries, Inc.	5,219	606,657
PPL Corp.	14,864	558,292
Praxair, Inc.	5,782	844,866
Priceline Group, Inc.(c)	988	1,889,016
Principal Financial Group, Inc.	6,114	402,607
Procter & Gamble Co.	51,574	4,452,899
Progressive Corp.	11,789	573,535
Prologis, Inc.	10,892	703,405
Prudential Financial, Inc.	8,951	988,727
Public Service Enterprise Group, Inc.	10,619	522,455
Public Storage	3,054	632,942
PulteGroup, Inc.	4,809	145,376
PVH Corp.	1,655	209,871
Qorvo, Inc.(c)	2,653	201,124
QUALCOMM, Inc.	29,506	1,505,101
Quest Diagnostics, Inc.	2,790	261,646
Quintiles IMS Holdings, Inc.(c)	2,862	309,382
Ralph Lauren Corp.	965	86,300
Range Resources Corp.	3,981	72,096
Raymond James Financial, Inc.	2,818	238,910
Raytheon Co.	5,932	1,068,946
Realty Income Corp.	5,088	273,073
Red Hat, Inc.(c)	3,505	423,509
Regency Centers Corp.	2,778	170,986
Regeneron Pharmaceuticals, Inc.(b)(c)	1,552	624,866
Regions Financial Corp.	25,303	391,690
Reinsurance Group of America, Inc.	1,298	193,895
RenaissanceRe Holdings Ltd.	804	111,241
Republic Services, Inc.	5,027	327,107
ResMed, Inc.	2,455	206,662
Robert Half International, Inc.	2,401	124,300
Rockwell Automation, Inc.	2,458	493,616
Rockwell Collins, Inc.	3,367	456,565
Rollins, Inc.	1,578	69,290
Roper Technologies, Inc.	2,215	571,847
Ross Stores, Inc.	8,176	519,094
Royal Caribbean Cruises Ltd.	3,309	409,555
S&P Global, Inc.	5,034	787,670
Sabre Corp.	3,111	60,851
salesforce.com, Inc.(c)	13,791	1,411,371
SBA Communications Corp.(c)	2,711	426,115
SCANA Corp.	2,213	95,469
Schlumberger Ltd.	28,233	1,806,912
Scripps Networks Interactive, Inc., Class A	1,463	121,839
Sealed Air Corp.	3,522	155,778
Seattle Genetics, Inc.(c)	1,929	118,267
SEI Investments Co.	2,544	164,113

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States (continued)
Sempra Energy	5,085	$597,488
ServiceNow, Inc.(c)	3,604	455,437
Sherwin-Williams Co.	1,703	672,940
Signature Bank(c)	1,035	134,560
Signet Jewelers Ltd.	1,291	84,651
Simon Property Group, Inc.	6,324	982,307
Sirius XM Holdings, Inc.(b)	29,152	158,587
Skyworks Solutions, Inc.	3,812	434,034
SL Green Realty Corp.	2,306	220,638
Snap-on, Inc.	1,009	159,200
Southern Co.	20,325	1,060,965
Southwest Airlines Co.	2,543	136,966
Spectrum Brands Holdings, Inc.	483	53,091
Splunk, Inc.(c)	2,859	192,411
Sprint Corp.(b)(c)	14,643	95,765
SS&C Technologies Holdings, Inc.	2,788	112,078
Stanley Black & Decker, Inc.	3,070	495,959
Starbucks Corp.	28,890	1,584,328
State Street Corp.	7,648	703,616
Steel Dynamics, Inc.	6,063	225,604
Stericycle, Inc.(c)	1,453	102,945
Stryker Corp.	6,790	1,051,567
SunTrust Banks, Inc.	9,784	589,095
SVB Financial Group(c)	1,184	259,628
Symantec Corp.	12,730	413,725
Synchrony Financial	17,647	575,645
Synopsys, Inc.(c)	3,108	268,904
Sysco Corp.	10,410	579,004
T-Mobile U.S., Inc.(c)	5,591	334,174
T. Rowe Price Group, Inc.	4,664	433,286
Tapestry, Inc.	4,960	203,112
Targa Resources Corp.	4,514	187,331
Target Corp.	10,771	635,920
TD Ameritrade Holding Corp.	5,812	290,542
Teleflex, Inc.	1,042	246,933
TESARO, Inc.(c)	606	70,157
Tesla, Inc.(c)	2,751	912,039
Texas Instruments, Inc.	20,196	1,952,751
Textron, Inc.	5,484	289,226
Thermo Fisher Scientific, Inc.	7,983	1,547,345
Tiffany & Co.	2,980	278,988
Time Warner, Inc.	15,639	1,537,157
TJX Cos., Inc.	12,533	874,803
Toll Brothers, Inc.	4,083	187,981
Torchmark Corp.	2,788	234,554
Total System Services, Inc.	2,943	212,043
Tractor Supply Co.	2,134	128,595
TransDigm Group, Inc.	944	261,960
Travelers Cos., Inc.	5,511	729,932
Trimble, Inc.(c)	5,192	212,249
TripAdvisor, Inc.(c)	2,387	89,513
Twenty-First Century Fox, Inc., Class A	21,228	555,112

	Shares	Value
United States (continued)
Twenty-First Century Fox, Inc., Class B	8,096	$206,043
Twitter, Inc.(c)	14,827	305,733
Tyson Foods, Inc., Class A	5,526	402,901
U.S. Bancorp	34,733	1,888,781
UDR, Inc.	5,474	212,336
UGI Corp.	3,168	151,620
Ulta Salon Cosmetics & Fragrance, Inc.(c)	1,075	216,924
Under Armour, Inc., Class A(b)(c)	2,997	37,522
Under Armour, Inc., Class C(b)(c)	2,939	33,887
Union Pacific Corp.	16,540	1,915,167
United Continental Holdings, Inc.(c)	1,394	81,521
United Parcel Service, Inc., Class B	13,895	1,633,079
United Rentals, Inc.(c)	1,588	224,670
United Technologies Corp.	15,349	1,838,196
United Therapeutics Corp.(c)	873	103,529
UnitedHealth Group, Inc.	19,512	4,101,813
Universal Health Services, Inc., Class B	2,116	217,313
Unum Group	4,225	219,869
Vail Resorts, Inc.	902	206,576
Valero Energy Corp.	9,124	719,792
Vantiv, Inc., Class A(b)(c)	3,725	260,750
Varian Medical Systems, Inc.(c)	2,228	232,135
Veeva Systems, Inc., Class A(c)	1,715	104,512
Ventas, Inc.	6,727	422,119
VEREIT, Inc.	18,591	146,683
VeriSign, Inc.(c)	1,586	170,527
Verisk Analytics, Inc.(c)	2,855	242,818
Verizon Communications, Inc.	81,871	3,919,165
Vertex Pharmaceuticals, Inc.(c)	4,900	716,527
VF Corp.	6,921	482,048
Viacom, Inc., Class B	6,127	147,232
Visa, Inc., Class A	37,305	4,102,804
VMware, Inc., Class A(b)(c)	1,465	175,346
Vornado Realty Trust	3,927	293,975
Voya Financial, Inc.	3,587	144,054
Vulcan Materials Co.	2,861	348,327
W.R. Berkley Corp.	2,018	138,394
W.W. Grainger, Inc.	1,330	262,941
WABCO Holdings, Inc.(c)	879	129,714
Wabtec Corp.	1,443	110,390
Wal-Mart Stores, Inc.	30,565	2,668,630
Walgreens Boots Alliance, Inc.	18,388	1,218,573
Walt Disney Co.	31,558	3,086,688
Waste Management, Inc.	8,697	714,632
Waters Corp.(c)	1,713	335,834
WEC Energy Group, Inc.	6,000	404,340
Wells Fargo & Co.	95,731	5,374,338
Welltower, Inc.	7,772	520,413
Westar Energy, Inc.	2,443	130,652
Western Digital Corp.	6,279	560,526

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States (continued)
Western Union Co.	7,990	$158,681
WestRock Co.	5,213	319,713
Weyerhaeuser Co.	15,660	562,351
Whirlpool Corp.	1,599	262,124
Williams Cos., Inc.	17,083	486,866
Workday, Inc., Class A(c)	2,989	331,749
WR Grace & Co.	1,097	83,910
Wyndham Worldwide Corp.	2,477	264,667
Wynn Resorts Ltd.	1,838	271,087
Xcel Energy, Inc.	10,468	518,375
Xerox Corp.	3,853	116,784
Xilinx, Inc.	5,381	396,526
Xylem, Inc.	4,259	283,351
Yum! Brands, Inc.	6,945	517,055
Zayo Group Holdings, Inc.(c)	3,461	124,804
Zillow Group, Inc., Class C(c)	3,064	126,482
Zimmer Biomet Holdings, Inc.	4,092	497,669
Zions Bancorporation	4,902	227,747
Zoetis, Inc.	10,291	656,772

		455,965,743

Total Common Stocks — 98.6%		787,023,619

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	765	66,948
Henkel AG & Co. KGaA, Preference Shares, 0.00%	3,757	527,263
Porsche Automobil Holding SE, Preference Shares, 0.00%	3,647	266,724
Volkswagen AG, Preference Shares, 0.00%	3,895	712,638

Total Preferred Securities — 0.2%		1,573,573

Rights

Spain — 0.0%
Banco Santander SA(c)	324,271	15,486
Ferrovial SA(c)	11,195	5,384

Total Rights — 0.0%		20,870

Total Long-Term Investments (Cost — $670,000,912) — 98.8%		788,618,062

	Shares	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(f)(g)(h)	5,704,234	$5,705,375
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%(f)(h)	5,512,801	5,512,801

Total Short-Term Securities (Cost — $11,218,460) — 1.4%		11,218,176

Total Investments (Cost — $681,219,372) — 100.2%		799,836,238
Liabilities in Excess of Other Assets — (0.2)%		(1,889,423)

Net Assets — 100.0%		$797,946,815

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or a portion of the security, is on loan.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares/ Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,064,621	4,639,613	(b)	—		5,704,234	$5,705,375	$11,385	(e)	$(244)	$(285)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,164,430	—		(651,629	)(c)	5,512,801	5,512,801	17,868		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—		—	—	39		—	—
BlackRock, Inc.	2,109	335		—		2,444	1,150,709	5,725		—	101,718
PNC Financial Services Group, Inc.	8,453	1,188		—		9,641	1,318,792	7,231		—	72,769

Total							$13,687,677	$42,248		$(244)	$174,202

(a)	Includes net capital gain distributions.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
ARC	Auction Rate Certificates
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	31	December 2017	$1,328	$20,462
FTSE 100 Index	10	December 2017	992	(343)
Nikkei 225	10	December 2017	965	8,806
S&P 500 E-Mini Index	42	December 2017	5,403	21,732

Total				$50,657

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$187,922	—	—	$187,922
Australia	—	$20,023,439	—	20,023,439
Austria	96,686	659,443	—	756,129
Belgium	—	3,462,799	—	3,462,799
Bermuda	118,319	—	—	118,319
Canada	28,298,246	—	—	28,298,246
Denmark	—	5,506,410	—	5,506,410
Finland	224,297	2,630,373	—	2,854,670
France	1,239,889	29,666,216	—	30,906,105
Germany	—	27,301,036	—	27,301,036
Hong Kong	192,699	9,862,809	—	10,055,508
Ireland	3,566,497	1,362,308	—	4,928,805
Israel	651,038	700,700	—	1,351,738
Italy	487,318	5,816,102	—	6,303,420
Japan	479,643	70,255,890	—	70,735,533
Luxembourg	—	502,118	—	502,118
Mexico	—	89,359	—	89,359
Netherlands	1,654,675	14,639,415	—	16,294,090
New Zealand	47,787	356,151	—	403,938
Norway	221,588	1,807,352	—	2,028,940
Portugal	—	438,542	—	438,542
Singapore	2,125,531	3,872,181	—	5,997,712
Spain	—	10,006,390	—	10,006,390
Sweden	259,584	8,431,108	—	8,690,692
Switzerland	860,989	24,953,604	—	25,814,593
United Arab Emirates	40,574	—	—	40,574
United Kingdom	3,215,420	44,743,301	$2,128	47,960,849
United States	455,965,743	—	—	455,965,743
Preferred Stocks	—	1,573,573	—	1,573,573
Rights	20,870	—	—	20,870
Short-Term Securities	11,218,176	—	—	11,218,176

Total	$511,173,491	$288,660,619	$2,128	$799,836,238

Derivative Financial Instruments(a)
Assets:
Equity contracts	$51,000	—	—	$51,000
Liabilities:
Equity contracts	(343)	—	—	(343)

Total	$50,657	—	—	$50,657

(a) Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Arconic, Inc.	46,194	$1,160,418
HEICO Corp.	2,734	247,919
HEICO Corp., Class A	5,534	421,137
Hexcel Corp.	10,686	648,533
Huntington Ingalls Industries, Inc.	5,289	1,231,438
L3 Technologies, Inc.	9,186	1,719,436
Orbital ATK, Inc.	6,783	901,664
Rockwell Collins, Inc.	19,193	2,602,571
Spirit Aerosystems Holdings, Inc., Class A	14,283	1,144,068
Teledyne Technologies, Inc.(a)	4,112	698,876
Textron, Inc.	31,378	1,654,876
TransDigm Group, Inc.	5,717	1,586,468

		14,017,404
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	16,633	1,306,189
Expeditors International of Washington, Inc.	21,338	1,245,771
XPO Logistics, Inc.(a)(b)	13,763	954,464

		3,506,424
Airlines — 0.8%
Alaska Air Group, Inc.	14,201	937,692
American Airlines Group, Inc.	52,072	2,438,058
Copa Holdings SA, Class A	3,708	456,788
JetBlue Airways Corp.(a)	39,396	754,433
Spirit Airlines, Inc.(a)(b)	8,273	306,846
United Continental Holdings, Inc.(a)	32,641	1,908,846

		6,802,663
Auto Components — 1.2%
Adient PLC	11,020	929,647
Allison Transmission Holdings, Inc.	15,804	671,512
BorgWarner, Inc.	25,011	1,318,580
Delphi Automotive PLC	31,683	3,148,656
Gentex Corp.	33,623	652,642
Goodyear Tire & Rubber Co.	29,781	911,001
Lear Corp.	8,039	1,411,568
Visteon Corp.(a)	3,615	455,635

		9,499,241
Automobiles — 0.2%
Harley-Davidson, Inc.	20,687	979,370
Thor Industries, Inc.	5,841	795,661

		1,775,031
Banks — 4.3%
Associated Banc-Corp	18,051	456,690
Bank of Hawaii Corp.	4,868	397,277
Bank of the Ozarks, Inc.	14,201	662,051
BankUnited, Inc.	11,975	417,329
BOK Financial Corp.	2,801	242,202

	Shares	Value
Banks (continued)
CIT Group, Inc.	15,968	$744,428
Citizens Financial Group, Inc.	59,264	2,252,625
Comerica, Inc.	20,843	1,637,635
Commerce Bancshares, Inc.	10,493	610,273
Cullen/Frost Bankers, Inc.	6,732	663,102
East West Bancorp, Inc.	16,997	1,017,100
Fifth Third Bancorp	88,934	2,570,193
First Hawaiian, Inc.	6,331	185,118
First Horizon National Corp.	27,548	517,076
First Republic Bank	18,484	1,800,342
FNB Corp.	38,326	517,018
Huntington Bancshares, Inc.	128,287	1,770,361
KeyCorp	129,230	2,358,466
M&T Bank Corp.	17,111	2,853,601
PacWest Bancorp	15,217	735,285
Pinnacle Financial Partners, Inc.	8,395	555,749
Popular, Inc.	12,301	451,201
Prosperity Bancshares, Inc.	7,813	513,939
Regions Financial Corp.	142,466	2,205,389
Signature Bank(a)	6,373	828,554
SunTrust Banks, Inc.	57,211	3,444,674
SVB Financial Group(a)(b)	6,187	1,356,685
Synovus Financial Corp.	14,413	675,249
TCF Financial Corp.	19,007	346,308
Webster Financial Corp.	10,658	586,083
Western Alliance Bancorp(a)	11,350	633,330
Zions Bancorporation	23,686	1,100,452

		35,105,785
Beverages — 0.6%
Brown-Forman Corp., Class A	6,643	380,843
Brown-Forman Corp., Class B	20,661	1,178,090
Dr. Pepper Snapple Group, Inc.	21,426	1,835,437
Molson Coors Brewing Co., Class B	20,387	1,648,697

		5,043,067
Biotechnology — 1.5%
ACADIA Pharmaceuticals, Inc.(a)(b)	11,731	408,591
Agios Pharmaceuticals, Inc.(a)	4,700	302,069
Alkermes PLC(a)	17,981	876,753
Alnylam Pharmaceuticals, Inc.(a)	9,447	1,151,022
BioMarin Pharmaceutical, Inc.(a)	20,597	1,690,808
Bioverativ, Inc.(a)	12,816	724,104
Exelixis, Inc.(a)	34,143	846,405
Incyte Corp.(a)	19,912	2,255,034
Intercept Pharmaceuticals, Inc.(a)(b)	2,128	131,149
Intrexon Corp.(a)(b)	7,498	122,592
Ionis Pharmaceuticals, Inc.(a)	14,583	832,835
Juno Therapeutics, Inc.(a)	7,667	344,325
Neurocrine Biosciences, Inc.(a)(b)	10,169	631,597
OPKO Health, Inc.(a)(b)	38,226	257,268
Seattle Genetics, Inc.(a)(b)	11,296	692,558

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Biotechnology (continued)
TESARO, Inc.(a)	4,380	$507,073
United Therapeutics Corp.(a)	5,077	602,081

		12,376,264
Building Products — 0.9%
Allegion PLC	11,290	941,473
AO Smith Corp.	17,059	1,009,893
Armstrong World Industries, Inc.(a)	5,116	261,428
Fortune Brands Home & Security, Inc.	18,136	1,198,064
Lennox International, Inc.	4,482	856,645
Masco Corp.	37,782	1,504,519
Owens Corning	13,124	1,085,223
USG Corp.(a)(b)	10,054	345,154

		7,202,399
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	6,673	1,244,515
Ameriprise Financial, Inc.	17,721	2,774,045
BGC Partners, Inc., Class A	27,733	420,710
E*Trade Financial Corp.(a)	32,614	1,421,644
Eaton Vance Corp.	13,136	662,974
Federated Investors, Inc., Class B	8,734	271,365
Invesco Ltd.	47,517	1,700,669
Lazard Ltd., Class A	14,525	690,519
Legg Mason, Inc.	9,796	374,011
LPL Financial Holdings, Inc.	10,446	518,226
Northern Trust Corp.	24,731	2,312,843
Raymond James Financial, Inc.	15,217	1,290,097
SEI Investments Co.	15,937	1,028,096
T. Rowe Price Group, Inc.	27,889	2,590,888
TD Ameritrade Holding Corp.	30,021	1,500,750

		18,801,352
Chemicals — 2.2%
Albemarle Corp.	13,046	1,838,051
Ashland Global Holdings, Inc.	7,122	484,154
Axalta Coating Systems Ltd.(a)	25,088	834,176
Cabot Corp.	7,310	445,618
Celanese Corp., Series A	16,260	1,696,081
CF Industries Holdings, Inc.	27,544	1,046,159
Chemours Co.	21,831	1,235,853
Eastman Chemical Co.	17,217	1,563,476
FMC Corp.	15,808	1,467,931
Huntsman Corp.	23,718	759,450
International Flavors & Fragrances, Inc.	9,353	1,378,819
Mosaic Co.	41,480	926,685
NewMarket Corp.	895	358,349
Olin Corp.	19,488	711,897
Platform Specialty Products Corp.(a)(b)	25,881	276,927
RPM International, Inc.	15,509	827,095
Scotts Miracle-Gro Co., Class A	5,066	504,675

	Shares	Value
Chemicals (continued)
Valvoline, Inc.	24,542	$589,499
Versum Materials, Inc.	12,957	545,230
Westlake Chemical Corp.	4,090	347,282
WR Grace & Co.	8,209	627,906

		18,465,313
Commercial Services & Supplies — 1.0%
Cintas Corp.	10,173	1,516,184
Clean Harbors, Inc.(a)	6,159	329,568
Copart, Inc.(a)	23,613	856,916
Iron Mountain, Inc.	31,037	1,241,520
KAR Auction Services, Inc.	16,224	767,882
Pitney Bowes, Inc.	21,196	291,233
Republic Services, Inc.	27,218	1,771,075
Rollins, Inc.	11,062	485,732
Stericycle, Inc.(a)(b)	9,696	686,962

		7,947,072
Communications Equipment — 1.3%
Arista Networks, Inc.(a)(b)	6,252	1,249,712
ARRIS International PLC(a)	20,797	592,715
Brocade Communications Systems, Inc.	47,990	559,095
CommScope Holding Co., Inc.(a)(b)	22,514	723,600
EchoStar Corp., Class A(a)	5,777	323,223
F5 Networks, Inc.(a)	7,511	910,859
Harris Corp.	14,406	2,007,044
Juniper Networks, Inc.	44,149	1,096,220
Motorola Solutions, Inc.	19,328	1,749,957
Palo Alto Networks, Inc.(a)	10,511	1,547,219

		10,759,644
Construction & Engineering — 0.3%
AECOM(a)	18,333	642,790
Fluor Corp.	16,724	720,637
Jacobs Engineering Group, Inc.	14,143	823,264
Quanta Services, Inc.(a)	17,509	660,615

		2,847,306
Construction Materials — 0.5%
Eagle Materials, Inc.	5,585	589,608
Martin Marietta Materials, Inc.	7,416	1,608,160
Vulcan Materials Co.	15,521	1,889,804

		4,087,572
Consumer Finance — 1.1%
Ally Financial, Inc.	53,367	1,394,480
Credit Acceptance Corp.(a)(b)	1,364	391,100
Discover Financial Services	43,922	2,922,131
Navient Corp.	31,564	393,287
OneMain Holdings, Inc.(a)	6,191	196,688
Santander Consumer USA Holdings, Inc.(a)	17,371	289,053

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Consumer Finance (continued)
SLM Corp.(a)	50,842	$538,417
Synchrony Financial	94,315	3,076,588

		9,201,744
Containers & Packaging — 1.4%
Aptargroup, Inc.	7,258	631,954
Ardagh Group SA	1,985	42,558
Avery Dennison Corp.	10,444	1,108,840
Ball Corp.	40,907	1,756,180
Bemis Co., Inc.	10,540	474,511
Berry Global Group, Inc.(a)	15,306	909,942
Crown Holdings, Inc.(a)	15,481	931,492
Graphic Packaging Holding Co.	36,767	569,521
Owens-Illinois, Inc.(a)	19,126	456,920
Packaging Corp. of America	11,034	1,282,923
Sealed Air Corp.	22,980	1,016,405
Silgan Holdings, Inc.	9,062	265,064
Sonoco Products Co.	11,624	602,007
WestRock Co.	29,313	1,797,766

		11,846,083
Distributors — 0.4%
Genuine Parts Co.	16,993	1,499,292
LKQ Corp.(a)	36,246	1,366,150
Pool Corp.	4,744	572,980

		3,438,422
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	5,828	502,957
Graham Holdings Co., Class B	505	281,007
H&R Block, Inc.	24,491	605,932
Service Corp. International	21,604	766,078
ServiceMaster Global Holdings, Inc.(a)	15,902	749,143

		2,905,117
Diversified Financial Services — 1.3%
Cboe Global Markets, Inc.	13,075	1,478,259
FactSet Research Systems, Inc.	4,571	867,896
Interactive Brokers Group, Inc., Class A	8,181	441,938
Leucadia National Corp.	38,288	968,712
MarketAxess Holdings, Inc.	4,340	755,160
Moody’s Corp.	19,670	2,801,205
Morningstar, Inc.	2,197	187,206
MSCI, Inc.	10,520	1,234,627
Nasdaq, Inc.	13,496	980,484
Voya Financial, Inc.	21,251	853,440

		10,568,927
Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.	61,839	1,174,342
Level 3 Communications, Inc.(a)	36,275	1,945,428

	Shares	Value
Diversified Telecommunication Services (continued)
SBA Communications Corp.(a)	14,191	$2,230,542
Zayo Group Holdings, Inc.(a)(b)	21,905	789,894

		6,140,206
Electric Utilities — 2.4%
Avangrid, Inc.	6,461	334,228
Edison International	37,523	2,999,964
Entergy Corp.	21,208	1,829,402
Eversource Energy	37,495	2,348,687
FirstEnergy Corp.	52,431	1,727,601
Great Plains Energy, Inc.	25,487	836,738
Hawaiian Electric Industries, Inc.	12,661	461,620
OGE Energy Corp.	23,572	868,392
Pinnacle West Capital Corp.	13,109	1,149,790
PPL Corp.	81,052	3,044,351
Westar Energy, Inc.	16,748	895,683
Xcel Energy, Inc.	60,231	2,982,689

		19,479,145
Electrical Equipment — 1.0%
Acuity Brands, Inc.	4,904	819,949
AMETEK, Inc.	26,810	1,809,474
Hubbell, Inc.	6,428	808,771
Regal-Beloit Corp.	5,392	437,561
Rockwell Automation, Inc.	15,179	3,048,247
Sensata Technologies Holding NV(a)(b)	19,941	975,314

		7,899,316
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	35,444	3,083,715
Arrow Electronics, Inc.(a)	10,498	877,528
Avnet, Inc.	14,462	575,588
CDW Corp.	18,146	1,270,220
Cognex Corp.	9,818	1,209,087
Coherent, Inc.(a)	2,888	758,706
Dolby Laboratories, Inc., Class A	6,487	375,857
FLIR Systems, Inc.	16,083	753,006
IPG Photonics Corp.(a)(b)	4,251	905,080
Jabil, Inc.	20,389	576,601
Keysight Technologies, Inc.(a)	21,758	971,930
National Instruments Corp.	12,354	555,930
Trimble, Inc.(a)	29,671	1,212,950
Universal Display Corp.(b)	4,879	714,774
Zebra Technologies Corp., Class A(a)	6,113	709,047

		14,550,019
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	50,410	1,584,418
Helmerich & Payne, Inc.	12,331	669,697
Nabors Industries Ltd.	31,889	179,535
National Oilwell Varco, Inc.	45,117	1,542,550
Oceaneering International, Inc.	11,148	225,413

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	24,677	$488,111
RPC, Inc.(b)	7,006	170,316
Transocean Ltd.(a)(b)	46,523	488,491
Weatherford International PLC(a)(b)	103,885	360,484

		5,709,015
Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	4,455	510,410
Rite Aid Corp.(a)(b)	129,657	213,936
Sprouts Farmers Market, Inc.(a)(b)	15,076	278,755
U.S. Foods Holding Corp.(a)	21,065	574,653

		1,577,754
Food Products — 2.3%
Blue Buffalo Pet Products, Inc.(a)	10,681	309,001
Bunge Ltd.	16,578	1,140,235
Campbell Soup Co.	21,114	1,000,170
Conagra Brands, Inc.	46,898	1,602,070
Flowers Foods, Inc.	21,564	410,363
Hain Celestial Group, Inc.(a)	12,323	443,875
Hershey Co.	16,481	1,749,953
Hormel Foods Corp.	31,856	992,633
Ingredion, Inc.	8,423	1,055,823
J.M. Smucker Co.	12,961	1,374,514
Kellogg Co.	29,231	1,827,814
Lamb Weston Holdings, Inc.	17,317	882,994
McCormick & Co., Inc.	14,173	1,410,639
Pilgrim’s Pride Corp.(a)	6,151	195,479
Pinnacle Foods, Inc.	13,933	758,234
Post Holdings, Inc.(a)	7,639	633,502
TreeHouse Foods, Inc.(a)(b)	6,669	442,688
Tyson Foods, Inc., Class A	32,950	2,402,457

		18,632,444
Gas Utilities — 0.3%
Atmos Energy Corp.	12,201	1,064,415
National Fuel Gas Co.	9,375	544,219
UGI Corp.	20,410	976,871

		2,585,505
Health Care Equipment & Supplies — 2.9%
ABIOMED, Inc.(a)	4,838	933,347
Align Technology, Inc.(a)	9,391	2,244,261
C.R. Bard, Inc.	8,579	2,805,934
Cooper Cos., Inc.	5,703	1,370,203
Dentsply Sirona, Inc.	26,619	1,625,622
DexCom, Inc.(a)(b)	10,352	465,529
Edwards Lifesciences Corp.(a)	24,706	2,525,694
Hill-Rom Holdings, Inc.	7,702	621,628
Hologic, Inc.(a)	32,866	1,244,016
IDEXX Laboratories, Inc.(a)	10,309	1,713,047
ResMed, Inc.	16,472	1,386,613
STERIS PLC	9,865	920,701

	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	5,315	$1,259,549
Varian Medical Systems, Inc.(a)(b)	10,859	1,131,399
West Pharmaceutical Services, Inc.	8,648	876,907
Zimmer Biomet Holdings, Inc.	23,856	2,901,367

		24,025,817
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)(b)	9,363	293,624
AmerisourceBergen Corp.	18,774	1,444,659
Brookdale Senior Living, Inc.(a)	22,226	222,927
Cardinal Health, Inc.	37,358	2,312,522
Centene Corp.(a)	20,093	1,882,111
DaVita, Inc.(a)	18,041	1,095,810
Envision Healthcare Corp.(a)	13,670	582,342
Henry Schein, Inc.(a)	18,666	1,467,147
Laboratory Corp. of America Holdings(a)	12,052	1,852,513
LifePoint Health, Inc.(a)(b)	4,559	219,516
MEDNAX, Inc.(a)	11,076	485,018
Patterson Cos., Inc.	10,067	372,479
Premier, Inc., Class A(a)	6,297	205,723
Quest Diagnostics, Inc.	16,150	1,514,547
Universal Health Services, Inc., Class B	10,168	1,044,254
WellCare Health Plans, Inc.(a)	5,251	1,038,333

		16,033,525
Health Care Technology — 0.4%
athenahealth, Inc.(a)(b)	4,652	594,898
Cerner Corp.(a)	34,022	2,297,233
Veeva Systems, Inc., Class A(a)	12,757	777,411

		3,669,542
Hotels, Restaurants & Leisure — 2.5%
Aramark	28,694	1,253,641
Chipotle Mexican Grill, Inc.(a)(b)	2,985	811,621
Choice Hotels International, Inc.	3,905	272,374
Darden Restaurants, Inc.	14,722	1,211,179
Domino’s Pizza, Inc.	5,666	1,036,878
Dunkin’ Brands Group, Inc.	10,642	628,623
Extended Stay America, Inc.	22,278	441,550
Hilton Grand Vacations, Inc.(a)	7,955	325,837
Hilton Worldwide Holdings, Inc.	26,000	1,879,280
Hyatt Hotels Corp., Class A(a)	5,646	353,778
International Game Technology PLC	13,236	311,046
MGM Resorts International	59,805	1,874,918
Norwegian Cruise Line Holdings Ltd.(a)	20,707	1,154,415
Royal Caribbean Cruises Ltd.	20,307	2,513,397
Six Flags Entertainment Corp.	8,038	504,706
Vail Resorts, Inc.	4,688	1,073,646
Wendy’s Co.	21,567	328,034
Wyndham Worldwide Corp.	12,069	1,289,573

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	9,420	$1,389,356
Yum China Holdings, Inc.(a)	43,634	1,760,672

		20,414,524
Household Durables — 1.8%
CalAtlantic Group, Inc.	9,251	456,444
D.R. Horton, Inc.	40,452	1,788,383
Garmin Ltd.	14,276	808,164
Leggett & Platt, Inc.	15,592	736,878
Lennar Corp., Class A	23,529	1,309,859
Lennar Corp., Class B	1,190	57,061
Mohawk Industries, Inc.(a)	7,309	1,913,204
Newell Brands, Inc.	56,728	2,313,409
NVR, Inc.(a)	393	1,289,578
PulteGroup, Inc.	33,019	998,164
Tempur Sealy International, Inc.(a)(b)	5,456	356,659
Toll Brothers, Inc.	17,907	824,438
Tupperware Brands Corp.	6,134	360,373
Whirlpool Corp.	8,430	1,381,930

		14,594,544
Household Products — 0.5%
Church & Dwight Co., Inc.	29,424	1,329,127
Clorox Co.	15,262	1,931,101
Energizer Holdings, Inc.	7,513	322,984
Spectrum Brands Holdings, Inc.	2,897	318,438

		3,901,650
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	78,948	839,228
Calpine Corp.(a)	42,441	634,069
NRG Energy, Inc.	35,362	884,050
Vistra Energy Corp.	27,966	543,659

		2,901,006
Industrial Conglomerates — 0.6%
BWX Technologies, Inc.	11,140	667,509
Carlisle Cos., Inc.	7,328	804,834
Roper Technologies, Inc.	11,906	3,074,030
Seaboard Corp.	33	145,204

		4,691,577
Insurance — 4.5%
Alleghany Corp.(a)	1,372	776,854
American Financial Group, Inc.	8,331	878,837
American National Insurance Co.	1,016	123,678
Arch Capital Group Ltd.(a)	15,168	1,511,340
Arthur J Gallagher & Co.	21,219	1,343,799
Aspen Insurance Holdings Ltd.	6,886	295,409
Assurant, Inc.	6,455	649,696
Assured Guaranty Ltd.	13,883	515,059
Athene Holding Ltd., Class A(a)	12,593	656,473
Axis Capital Holdings Ltd.	10,052	546,728

	Shares	Value
Insurance (continued)
Brown & Brown, Inc.	13,971	$696,315
Cincinnati Financial Corp.	18,265	1,281,655
CNA Financial Corp.	3,457	187,127
Erie Indemnity Co., Class A	2,980	359,984
Everest Re Group Ltd.	4,812	1,142,609
First American Financial Corp.	12,938	704,086
FNF Group	31,107	1,164,024
Hanover Insurance Group, Inc.	4,969	488,850
Hartford Financial Services Group, Inc.	43,187	2,377,499
Lincoln National Corp.	26,122	1,979,525
Loews Corp.	32,908	1,629,275
Markel Corp.(a)	1,619	1,755,482
Mercury General Corp.	3,471	194,272
Old Republic International Corp.	29,343	595,369
Principal Financial Group, Inc.	31,514	2,075,197
ProAssurance Corp.	6,236	349,528
Progressive Corp.	68,746	3,344,542
Reinsurance Group of America, Inc.	7,691	1,148,882
RenaissanceRe Holdings Ltd.	4,949	684,744
Torchmark Corp.	13,683	1,151,151
Unum Group	26,678	1,388,323
Validus Holdings Ltd.	9,382	488,615
W.R. Berkley Corp.	11,447	785,035
White Mountains Insurance Group Ltd.	519	461,469
Willis Towers Watson PLC	14,993	2,415,072
XL Group Ltd.	29,819	1,206,775

		37,353,278
Internet & Direct Marketing Retail — 0.5%
Expedia, Inc.	14,350	1,788,871
Liberty Expedia Holdings, Inc., Class A(a)	6,579	303,292
Liberty Interactive Corp QVC Group, Series A(a)	49,178	1,117,347
Liberty Ventures, Series A(a)	9,215	524,886
TripAdvisor, Inc.(a)	13,243	496,613
Wayfair, Inc., Class A(a)(b)	4,357	304,554

		4,535,563
Internet Software & Services — 1.0%
Akamai Technologies, Inc.(a)(b)	19,929	1,041,290
CoStar Group, Inc.(a)	4,133	1,222,335
GoDaddy, Inc., Class A(a)	13,669	638,342
IAC/InterActiveCorp(a)	8,255	1,065,308
LogMeIn, Inc.	6,104	738,889
Match Group, Inc.(a)(b)	4,066	108,725
Pandora Media, Inc.(a)	26,779	195,754
Twitter, Inc.(a)(b)	79,057	1,630,176
VeriSign, Inc.(a)(b)	10,251	1,102,187
Zillow Group, Inc., Class A(a)(b)	6,399	264,343

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Internet Software & Services (continued)
Zillow Group, Inc., Class C(a)(b)	12,138	$501,057

		8,508,406
IT Services — 4.2%
Alliance Data Systems Corp.	5,729	1,281,749
Amdocs Ltd.	17,242	1,122,454
Black Knight, Inc.(a)	12,781	579,618
Booz Allen Hamilton Holding Corp.	17,293	653,502
Broadridge Financial Solutions, Inc.	13,892	1,193,601
Conduent, Inc.(a)(b)	23,312	360,870
CoreLogic, Inc.(a)	10,213	478,990
CSRA, Inc.	19,098	610,945
DST Systems, Inc.	7,015	411,219
DXC Technology Co.	33,478	3,063,907
Euronet Worldwide, Inc.(a)	5,837	564,088
Fidelity National Information Services, Inc.	38,879	3,606,416
First Data Corp., Class A(a)	53,652	955,560
Fiserv, Inc.(a)	25,085	3,246,751
FleetCor Technologies, Inc.(a)	10,843	1,792,023
Gartner, Inc.(a)	10,344	1,296,207
Genpact Ltd.	16,555	504,100
Global Payments, Inc.(b)	17,924	1,863,200
Jack Henry & Associates, Inc.	9,188	1,011,874
Leidos Holdings, Inc.	16,804	1,050,586
Paychex, Inc.	38,073	2,428,677
Sabre Corp.	25,297	494,809
Square, Inc., Class A(a)(b)	28,713	1,067,836
Teradata Corp.(a)	14,759	493,688
Total System Services, Inc.	21,435	1,544,392
Vantiv, Inc., Class A(a)(b)	18,959	1,327,130
Western Union Co.	55,828	1,108,764
WEX, Inc.(a)(b)	4,617	570,615

		34,683,571
Leisure Products — 0.4%
Brunswick Corp.	10,502	531,926
Hasbro, Inc.	13,413	1,241,910
Mattel, Inc.	41,400	584,582
Polaris Industries, Inc.	6,953	823,444

		3,181,862
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	38,172	2,596,909
Bio-Rad Laboratories, Inc., Class A(a)	2,413	530,353
Bio-Techne Corp.	4,368	572,295
Bruker Corp.	12,789	401,575
Charles River Laboratories International, Inc.(a)	5,507	640,409
Illumina, Inc.(a)	17,231	3,535,629
Mettler-Toledo International, Inc.(a)	3,000	2,047,890

	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	12,940	$935,821
QIAGEN NV(a)	26,695	903,893
Quintiles IMS Holdings, Inc.(a)	14,971	1,618,365
VWR Corp.(a)	9,989	330,636
Waters Corp.(a)	9,000	1,764,450

		15,878,225
Machinery — 4.4%
AGCO Corp.	7,723	529,566
Colfax Corp.(a)	10,173	424,316
Crane Co.	5,771	479,686
Cummins, Inc.	18,813	3,327,643
Donaldson Co., Inc.	15,679	740,206
Dover Corp.	18,292	1,746,703
Flowserve Corp.	15,404	678,854
Fortive Corp.	36,364	2,627,735
Gardner Denver Holdings, Inc.(a)	5,080	146,558
Graco, Inc.	6,524	859,798
IDEX Corp.	9,022	1,156,711
Ingersoll-Rand PLC	30,269	2,681,833
ITT, Inc.	10,532	491,212
Lincoln Electric Holdings, Inc.	6,966	638,573
Middleby Corp.(a)(b)	6,683	774,560
Nordson Corp.	6,762	856,678
Oshkosh Corp.	8,816	807,193
PACCAR, Inc.	40,587	2,911,377
Parker-Hannifin Corp.	15,655	2,858,760
Pentair PLC	19,600	1,381,016
Snap-on, Inc.	6,808	1,074,166
Stanley Black & Decker, Inc.	18,117	2,926,801
Terex Corp.	9,751	459,370
Timken Co.	8,320	392,288
Toro Co.	12,478	784,242
Trinity Industries, Inc.	17,763	577,653
Valmont Industries, Inc.	2,531	402,176
WABCO Holdings, Inc.(a)	5,982	882,764
Wabtec Corp.	10,120	774,180
Welbilt, Inc.(a)(b)	15,023	331,407
Xylem, Inc.	21,212	1,411,234

		36,135,259
Marine — 0.1%
Kirby Corp.(a)(b)	6,103	432,468

Media — 2.0%
AMC Networks, Inc., Class A(a)	6,072	308,943
Cable One, Inc.	538	381,878
Cinemark Holdings, Inc.	12,890	468,423
Discovery Communications, Inc., Class A(a)(b)	17,560	331,533
Discovery Communications, Inc., Class C(a)(b)	24,027	427,921
IHS Markit Ltd.(a)	45,428	1,935,687
Interpublic Group of Cos., Inc.	46,615	897,358

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Media (continued)
John Wiley & Sons, Inc., Class A	4,982	$272,266
Liberty Broadband Corp., Class A(a)(b)	3,156	272,079
Liberty Broadband Corp., Class C(a)	12,142	1,059,875
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	2,723	99,117
Liberty Media Corp-Liberty Formula One, Class C(a)	22,190	846,327
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	10,366	432,366
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	21,199	882,938
Lions Gate Entertainment Corp., Class A(a)	5,861	170,086
Lions Gate Entertainment Corp., Class B(a)	11,798	326,333
Live Nation Entertainment, Inc.(a)	15,845	693,694
Madison Square Garden Co., Class A(a)	2,198	489,473
News Corp., Class A	44,040	601,586
News Corp., Class B	16,310	226,709
Omnicom Group, Inc.	27,345	1,837,311
Regal Entertainment Group, Class A	13,358	218,403
Scripps Networks Interactive, Inc., Class A	10,182	847,957
Sirius XM Holdings, Inc.(b)	173,451	943,579
TEGNA, Inc.	26,313	321,808
Tribune Media Co., Class A	8,817	360,880
Viacom, Inc., Class A(b)	1,363	40,958
Viacom, Inc., Class B	41,314	992,775

		16,688,263
Metals & Mining — 1.4%
Alcoa Corp.(a)	21,850	1,043,993
Freeport-McMoRan, Inc.(a)	160,154	2,238,967
Newmont Mining Corp.	63,178	2,284,553
Nucor Corp.	37,746	2,182,851
Reliance Steel & Aluminum Co.	8,361	642,459
Royal Gold, Inc.	7,683	646,217
Southern Copper Corp.	9,452	405,963
Steel Dynamics, Inc.	27,511	1,023,684
Tahoe Resources, Inc.	38,242	183,562
United States Steel Corp.	20,583	521,162

		11,173,411
Multi-Utilities — 2.9%
Alliant Energy Corp.	26,997	1,167,890
Ameren Corp.	28,708	1,779,609
CenterPoint Energy, Inc.	50,960	1,507,426
CMS Energy Corp.	33,021	1,597,226
Consolidated Edison, Inc.	36,251	3,119,399
DTE Energy Co.	21,144	2,335,566

	Shares	Value
Multi-Utilities (continued)
MDU Resources Group, Inc.	22,946	$627,573
NiSource, Inc.	39,775	1,048,867
Public Service Enterprise Group, Inc.	59,861	2,945,210
SCANA Corp.	15,522	669,619
Sempra Energy	29,656	3,484,580
Vectren Corp.	9,846	670,907
WEC Energy Group, Inc.	37,347	2,516,814

		23,470,686
Multiline Retail — 1.0%
Burlington Stores, Inc.(a)	8,157	765,861
Dollar General Corp.	32,585	2,634,171
Dollar Tree, Inc.(a)	27,236	2,485,285
Kohl’s Corp.	20,054	837,455
Macy’s, Inc.	36,023	675,810
Nordstrom, Inc.	13,780	546,377

		7,944,959
Oil, Gas & Consumable Fuels — 4.8%
Andeavor	18,447	1,959,809
Antero Resources Corp.(a)	27,354	530,668
Apache Corp.	44,978	1,860,740
Cabot Oil & Gas Corp.	54,395	1,506,742
Centennial Resource Development, Inc., Class A(a)(b)	13,636	264,947
Cheniere Energy, Inc.(a)(b)	24,110	1,126,901
Chesapeake Energy Corp.(a)	106,714	416,189
Cimarex Energy Co.	11,068	1,294,181
Concho Resources, Inc.(a)	17,406	2,336,059
CONSOL Energy, Inc.(a)	26,520	427,768
Continental Resources, Inc.(a)(b)	10,129	412,352
Devon Energy Corp.	62,006	2,288,021
Diamondback Energy, Inc.(a)	11,564	1,239,198
Energen Corp.(a)	11,423	590,569
EQT Corp.(b)	20,411	1,276,504
Extraction Oil & Gas, Inc.(a)	14,767	235,534
Gulfport Energy Corp.(a)	19,662	269,369
Hess Corp.	33,400	1,474,944
HollyFrontier Corp.	20,944	773,881
Kosmos Energy Ltd.(a)	29,045	223,066
Laredo Petroleum, Inc.(a)	19,769	235,646
Marathon Oil Corp.	100,288	1,426,110
Marathon Petroleum Corp.	59,419	3,549,691
Murphy Oil Corp.	19,009	508,491
Murphy USA, Inc.(a)	3,920	291,491
Newfield Exploration Co.(a)	23,404	720,609
Noble Energy, Inc.	56,845	1,584,270
ONEOK, Inc.	44,655	2,423,427
Parsley Energy, Inc., Class A(a)	27,189	723,227
PBF Energy, Inc., Class A	12,647	366,384
QEP Resources, Inc.(a)	27,496	246,089
Range Resources Corp.	26,899	487,141
Rice Energy, Inc.(a)	20,411	578,652

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
RSP Permian, Inc.(a)	15,464	$532,116
SM Energy Co.(b)	13,245	282,516
Southwestern Energy Co.(a)(b)	58,209	323,060
Targa Resources Corp.	25,030	1,038,745
Whiting Petroleum Corp.(a)(b)	43,219	259,746
Williams Cos., Inc.	97,835	2,788,297
World Fuel Services Corp.	8,209	228,210
WPX Energy, Inc.(a)	46,663	526,359

		39,627,719
Paper & Forest Products — 0.4%
Domtar Corp.	7,092	335,593
International Paper Co.	48,712	2,789,794

		3,125,387
Personal Products — 0.3%
Coty, Inc., Class A	55,164	849,541
Edgewell Personal Care Co.(a)	6,730	436,979
Herbalife Ltd.(a)	7,938	576,457
Nu Skin Enterprises, Inc., Class A	5,944	378,098

		2,241,075
Pharmaceuticals — 1.0%
Akorn, Inc.(a)(b)	10,845	353,222
Endo International PLC(a)	26,905	171,654
Mallinckrodt PLC(a)(b)	11,774	372,882
Mylan NV(a)	63,048	2,251,480
Perrigo Co. PLC	15,825	1,281,667
Zoetis, Inc.	58,145	3,710,814

		8,141,719
Professional Services — 0.9%
Dun & Bradstreet Corp.	4,449	519,777
Equifax, Inc.	14,078	1,527,886
ManpowerGroup, Inc.	7,919	976,254
Nielsen Holdings PLC	42,228	1,565,429
Robert Half International, Inc.	14,595	755,583
TransUnion(a)	17,666	927,288
Verisk Analytics, Inc.(a)	17,912	1,523,416

		7,795,633
Real Estate Investment Trusts (REITs) — 9.2%
AGNC Investment Corp.	44,748	900,777
Alexandria Real Estate Equities, Inc.	10,947	1,356,990
American Campus Communities, Inc.	15,824	657,962
American Homes 4 Rent, Class A	28,339	603,054
Annaly Capital Management, Inc.	135,347	1,551,088
Apartment Investment & Management Co., Class A	18,489	813,146
Apple Hospitality REIT, Inc.	25,267	478,557
AvalonBay Communities, Inc.	16,296	2,954,954
Boston Properties, Inc.	18,215	2,207,294

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Brandywine Realty Trust	21,238	$371,453
Brixmor Property Group, Inc.	36,055	629,881
Camden Property Trust	10,773	982,928
Chimera Investment Corp.	21,949	401,667
Colony NorthStar, Inc., Class A	63,676	781,941
Columbia Property Trust, Inc.	14,414	318,261
CoreCivic, Inc.	14,316	353,033
Coresite Realty Corp.	4,121	456,401
Corporate Office Properties Trust	12,235	390,664
CubeSmart	20,968	570,749
CyrusOne, Inc.	10,238	628,511
DCT Industrial Trust, Inc.	10,946	635,087
DDR Corp.	37,419	287,004
Digital Realty Trust, Inc.	24,168	2,862,458
Douglas Emmett, Inc.	17,241	686,019
Duke Realty Corp.	42,179	1,201,258
Empire State Realty Trust, Inc., Class A	15,038	301,512
EPR Properties	7,367	509,649
Equity Commonwealth(a)	14,705	441,885
Equity Lifestyle Properties, Inc.	9,650	853,832
Essex Property Trust, Inc.	7,734	2,029,634
Extra Space Storage, Inc.(b)	14,390	1,174,080
Federal Realty Investment Trust	8,504	1,024,902
Forest City Realty Trust, Inc., Class A	29,809	734,196
Gaming and Leisure Properties, Inc.	23,819	870,346
GGP, Inc.	72,880	1,418,245
HCP, Inc.	55,483	1,433,681
Healthcare Trust of America, Inc., Class A	23,515	706,626
Highwoods Properties, Inc.	12,111	618,266
Hospitality Properties Trust	14,978	428,071
Host Hotels & Resorts, Inc.	86,474	1,691,431
Hudson Pacific Properties, Inc.	18,496	625,535
Invitation Homes, Inc.(b)	10,313	232,764
JBG Smith Properties(a)	10,000	312,100
Kilroy Realty Corp.	11,411	812,805
Kimco Realty Corp.	48,799	886,190
Lamar Advertising Co., Class A	9,803	690,523
Liberty Property Trust	17,480	749,542
Life Storage, Inc.	5,370	434,003
Macerich Co.	16,168	882,773
Medical Properties Trust, Inc.	43,021	569,168
MFA Financial, Inc.	48,610	400,546
Mid-America Apartment Communities, Inc.	13,403	1,371,797
National Retail Properties, Inc.	17,584	706,525
New Residential Investment Corp.	36,000	634,680
Omega Healthcare Investors, Inc.(b)	23,015	664,213
Outfront Media, Inc.	15,939	373,770
Paramount Group, Inc.(b)	24,205	385,344

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts, Inc.	17,258	$496,858
Piedmont Office Realty Trust, Inc., Class A	17,784	343,943
Prologis, Inc.	62,412	4,030,567
Rayonier, Inc.	15,446	463,071
Realty Income Corp.	32,298	1,733,434
Regency Centers Corp.	17,611	1,083,957
Retail Properties of America, Inc., Class A	28,670	350,347
Senior Housing Properties Trust	21,545	396,428
SL Green Realty Corp.	11,391	1,089,891
Spirit Realty Capital, Inc.	57,229	475,573
Starwood Property Trust, Inc.	29,839	641,837
STORE Capital Corp.	19,749	487,603
Sun Communities, Inc.	9,122	823,352
Tanger Factory Outlet Centers, Inc.(b)	11,165	254,004
Taubman Centers, Inc.	7,292	344,328
Two Harbors Investment Corp.	42,593	417,411
UDR, Inc.	31,458	1,220,256
Uniti Group, Inc.	18,863	330,102
Ventas, Inc.	41,947	2,632,174
VEREIT, Inc.	115,809	913,741
Vornado Realty Trust	20,329	1,521,829
Weingarten Realty Investors	14,660	446,397
Welltower, Inc.	43,370	2,904,055
Weyerhaeuser Co.	88,319	3,171,535
WP Carey, Inc.	12,582	857,463

		75,479,927
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	34,721	1,365,269
Howard Hughes Corp.(a)	4,038	515,370
Jones Lang LaSalle, Inc.	5,361	694,196
Realogy Holdings Corp.	15,619	504,962

		3,079,797
Road & Rail — 0.6%
AMERCO	603	236,762
Genesee & Wyoming, Inc., Class A(a)	7,202	516,960
JB Hunt Transport Services, Inc.	10,274	1,093,051
Kansas City Southern	12,505	1,303,375
Landstar System, Inc.	4,806	474,592
Old Dominion Freight Line, Inc.	7,286	882,553
Ryder System, Inc.	6,088	493,615

		5,000,908
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.(a)(b)	97,418	1,070,148
Analog Devices, Inc.	43,243	3,948,086
Cavium, Inc.(a)	7,916	546,125
Cypress Semiconductor Corp.	39,380	624,567
First Solar, Inc.(a)	9,826	538,661

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	18,536	$2,018,385
Lam Research Corp.	19,076	3,978,681
Marvell Technology Group Ltd.	47,612	879,394
Maxim Integrated Products, Inc.	33,196	1,744,118
Microchip Technology, Inc.	26,889	2,549,077
Microsemi Corp.(a)	13,586	725,085
ON Semiconductor Corp.(a)	49,265	1,050,351
Qorvo, Inc.(a)	14,927	1,131,616
Skyworks Solutions, Inc.	21,789	2,480,895
Teradyne, Inc.	23,461	1,006,242
Xilinx, Inc.	29,403	2,166,707

		26,458,138
Software — 3.9%
ANSYS, Inc.(a)	10,085	1,378,720
Atlassian Corp. PLC, Class A(a)(b)	8,806	425,946
Autodesk, Inc.(a)	24,529	3,065,144
CA, Inc.	37,237	1,205,734
Cadence Design Systems, Inc.(a)	32,774	1,414,526
CDK Global, Inc.	15,928	1,012,384
Citrix Systems, Inc.(a)	17,828	1,472,771
Dell Technologies, Inc., Class V(a)	24,263	2,008,248
FireEye, Inc.(a)	20,595	348,467
Fortinet, Inc.(a)	17,375	684,749
Guidewire Software, Inc.(a)	8,735	698,625
Manhattan Associates, Inc.(a)(b)	8,417	352,336
Nuance Communications, Inc.(a)	34,842	513,571
PTC, Inc.(a)	13,532	899,201
Red Hat, Inc.(a)	20,942	2,530,422
ServiceNow, Inc.(a)	19,737	2,494,165
Splunk, Inc.(a)(b)	16,220	1,091,606
SS&C Technologies Holdings, Inc.	20,312	816,542
Symantec Corp.	72,267	2,348,710
Synopsys, Inc.(a)	17,704	1,531,750
Tableau Software, Inc., Class A(a)(b)	7,040	570,874
Take-Two Interactive Software, Inc.(a)	12,315	1,362,655
Tyler Technologies, Inc.(a)	4,052	718,379
Ultimate Software Group, Inc.(a)	3,349	678,474
Workday, Inc., Class A(a)	15,379	1,706,915
Zynga, Inc., Class A(a)	89,052	347,307

		31,678,221
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	8,379	684,899
AutoNation, Inc.(a)(b)	7,849	372,043
AutoZone, Inc.(a)	3,304	1,947,708
Bed Bath & Beyond, Inc.	16,868	335,673
Best Buy Co., Inc.	31,225	1,748,032
CarMax, Inc.(a)	21,586	1,621,109
Dick’s Sporting Goods, Inc.	10,211	249,863
Floor & Decor Holdings, Inc., Class A(a)	2,339	88,180

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc.	15,425	$463,984
GameStop Corp., Class A	12,284	229,588
Gap, Inc.	28,055	729,149
L Brands, Inc.	28,371	1,221,088
Michaels Cos., Inc.(a)	13,887	269,686
O’Reilly Automotive, Inc.(a)	10,216	2,155,065
Penske Automotive Group, Inc.	4,083	190,349
Ross Stores, Inc.	45,431	2,884,478
Sally Beauty Holdings, Inc.(a)(b)	15,255	264,064
Signet Jewelers Ltd.	8,204	537,936
Tiffany & Co.	12,755	1,194,123
Tractor Supply Co.	15,189	915,289
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,977	1,407,889
Urban Outfitters, Inc.(a)(b)	9,936	243,631
Williams-Sonoma, Inc.	10,046	518,374

		20,272,200
Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(a)	14,201	455,710
NetApp, Inc.	32,113	1,426,460
Western Digital Corp.	34,495	3,079,458
Xerox Corp.	27,104	821,522

		5,783,150
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	5,483	530,371
Hanesbrands, Inc.	42,862	964,418
lululemon athletica, Inc.(a)	11,434	703,305
Michael Kors Holdings Ltd.(a)	16,939	826,793
PVH Corp.	9,156	1,161,072
Ralph Lauren Corp.	6,502	581,474
Skechers U.S.A., Inc., Class A(a)	15,205	485,344
Tapestry, Inc.	33,270	1,362,406
Under Armour, Inc., Class A(a)(b)	22,102	276,717
Under Armour, Inc., Class C(a)(b)	22,725	262,019
VF Corp.	38,536	2,684,032

		9,837,951
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	56,477	709,364
People’s United Financial, Inc.	41,385	772,244
TFS Financial Corp.	6,006	92,612

		1,574,220
Trading Companies & Distributors — 0.9%
Air Lease Corp.	11,549	501,804
Fastenal Co.	34,186	1,605,763
HD Supply Holdings, Inc.(a)	23,843	843,804

	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	5,336	$442,354
United Rentals, Inc.(a)	9,964	1,409,707
Univar, Inc.(a)	12,627	375,653
W.W. Grainger, Inc.	6,140	1,213,878
Watsco, Inc.	3,575	595,488
WESCO International, Inc.(a)	5,693	359,513

		7,347,964
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	9,226	641,738

Water Utilities — 0.3%
American Water Works Co., Inc.	21,096	1,851,473
Aqua America, Inc.	21,093	748,379

		2,599,852
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	11,831	344,903
United States Cellular Corp.(a)	1,650	60,373

		405,276
Total Common Stocks — 99.1%		814,079,245

Investment Companies — 0.3%
iShares Russell Mid-Cap ETF(f)	14,479	2,900,433

Total Long-Term Investments (Cost — $647,771,669) — 99.4%		816,979,678

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(c)(d)(e)	33,017,498	33,024,102
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%(d)(e)	4,364,253	4,364,253

Total Short-Term Securities (Cost — $37,389,926) — 4.6%		37,388,355

Total Investments (Cost — $685,161,595) — 104.0%		854,368,033
Liabilities in Excess of Other Assets — (4.0)%		(33,238,036)

Net Assets — 100.0%		$821,129,997

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased	Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	81,453,184	—	(48,435,685	)(b)	33,017,498	$33,024,102	—		$(1,632)	$(1,570)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,788,517	—	(9,424,264	)(b)	4,364,253	4,364,253	$32,984	(c)	—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—		—	—	40,223		—	—
iShares Russell Mid-Cap ETF	9,565	112,001	(107,087)		14,479	2,900,433	11,392		(75,612)	95,365

Total						$40,288,788	$84,599		$(77,244)	$93,795

(a)	Includes net capital gain distributions, if applicable
(b)	Represents net shares sold
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	16	December 2017	$2,058	$14,431
S&P MidCap 400 E-Mini Index	17	December 2017	$3,118	18,672

Total				$33,103

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks (a)
Investment Companies	$816,979,678	—	—	$816,979,678
Short-Term Securities	37,388,355	—	—	37,388,355

Total	$854,368,033	—	—	$854,368,033

Derivative Financial Instruments (b)
Assets:
Equity contracts	$33,103	—	—	$33,103

(a)	See above Schedule of Investments for values in each sector
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.	655	$25,473
Aerojet Rocketdyne Holdings, Inc.(a)(b)	1,382	43,644
Aerovironment, Inc.(b)	416	21,283
Astronics Corp.(b)	405	13,932
Axon Enterprise, Inc.(b)	1,038	23,843
Cubic Corp.	501	27,329
Curtiss-Wright Corp.	861	101,813
Ducommun, Inc.(b)	181	5,968
Engility Holdings, Inc.(b)	376	12,660
Esterline Technologies Corp.(b)	525	49,796
HEICO Corp.(a)	489	44,342
HEICO Corp., Class A	946	71,991
Hexcel Corp.	1,760	106,814
Huntington Ingalls Industries, Inc.	878	204,425
KEYW Holding Corp.(b)	901	6,803
KLX, Inc.(b)	1,036	56,835
Kratos Defense & Security Solutions, Inc.(b)	1,456	17,530
Moog, Inc., Class A(b)	625	54,850
National Presto Industries, Inc.	98	11,456
Orbital ATK, Inc.	1,130	150,211
Sparton Corp.(b)	166	3,866
Spirit Aerosystems Holdings, Inc., Class A	2,375	190,237
Teledyne Technologies, Inc.(b)	696	118,292
Triumph Group, Inc.	973	30,212
Vectrus, Inc. (b)	194	5,919

		1,399,524
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(b)	1,147	27,757
Atlas Air Worldwide Holdings, Inc.(b)	470	28,835
Echo Global Logistics, Inc.(b)	538	12,939
Forward Air Corp.	584	33,545
Hub Group, Inc., Class A(b)	647	28,015
Park-Ohio Holdings Corp.	167	7,874
Radiant Logistics, Inc.(a)(b)	682	3,328
XPO Logistics, Inc.(a)(b)	2,310	160,199

		302,492
Airlines — 0.6%
Alaska Air Group, Inc.	2,355	155,501
Allegiant Travel Co.	252	34,373
Copa Holdings SA, Class A	611	75,269
Hawaiian Holdings, Inc.	1,047	35,075
JetBlue Airways Corp.(b)	6,603	126,447
SkyWest, Inc.	983	46,299
Spirit Airlines, Inc.(a)(b)	1,380	51,184

		524,148

	Shares	Value
Auto Components — 1.5%
Adient PLC	1,829	$154,294
Allison Transmission Holdings, Inc.	2,627	111,621
American Axle & Manufacturing Holdings, Inc.(b)	1,681	29,905
Cooper Tire & Rubber Co.	1,071	35,129
Cooper-Standard Holding, Inc.(b)	349	38,906
Dana, Inc.	2,859	87,171
Dorman Products, Inc.(b)	538	37,181
Fox Factory Holding Corp.(b)	703	29,913
Gentex Corp.	5,576	108,249
Gentherm, Inc.(b)	722	24,187
Goodyear Tire & Rubber Co.	4,901	149,922
Horizon Global Corp.(b)	477	7,742
LCI Industries	467	57,815
Lear Corp.	1,336	234,588
Modine Manufacturing Co.(b)	985	20,734
Motorcar Parts of America, Inc.(b)	377	10,899
Shiloh Industries, Inc.(b)	346	3,211
Spartan Motors, Inc.	524	8,463
Standard Motor Products, Inc.	415	18,123
Stoneridge, Inc.(b)	578	13,144
Superior Industries International, Inc.	512	7,962
Tenneco, Inc.	1,066	61,945
Tower International, Inc.	430	13,072
Visteon Corp.(b)	618	77,893

		1,342,069
Automobiles — 0.2%
Thor Industries, Inc.	967	131,725
Winnebago Industries, Inc.	620	30,473

		162,198
Banks — 6.9%
1st Source Corp.	331	16,984
Access National Corp.	315	9,167
ACNB Corp.	113	3,153
Allegiance Bancshares, Inc.(b)	228	8,938
American National Bankshares, Inc.	163	6,381
Ameris Bancorp	734	35,159
Ames National Corp.	172	5,126
Arrow Financial Corp.	239	8,437
Associated Banc-Corp	3,059	77,393
Atlantic Capital Bancshares, Inc.(b)	422	6,942
Bancfirst Corp.	336	18,362
Banco Latinoamericano de Comercio Exterior SA	661	18,528
Bancorp, Inc.(b)	1,059	8,906
BancorpSouth, Inc.	1,723	54,447
Bank of Commerce Holdings	301	3,612
Bank of Hawaii Corp.	775	63,248
Bank of Marin Bancorp	124	8,401

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Banks (continued)
Bank of NT Butterfield & Son Ltd.	992	$37,051
Bank of the Ozarks, Inc.	2,362	110,116
BankUnited, Inc.	2,059	71,756
Bankwell Financial Group, Inc.	100	3,660
Banner Corp.	643	36,857
Bar Harbor Bankshares	263	7,950
BCB Bancorp, Inc.	179	2,515
Blue Hills Bancorp, Inc.	483	10,481
BOK Financial Corp.	502	43,408
Boston Private Financial Holdings, Inc.	1,784	28,366
Bridge Bancorp, Inc.	390	13,845
Bryn Mawr Bank Corp.	350	15,347
Byline Bancorp, Inc.(b)	106	2,125
C&F Financial Corp.	55	3,190
Cadence BanCorp(b)	137	3,337
Camden National Corp.	314	13,555
Capital Bank Financial Corp., Class A	576	23,386
Capital City Bank Group, Inc.	289	7,127
Capstar Financial Holdings, Inc.(b)	140	2,827
Carolina Financial Corp.	300	11,055
Cathay General Bancorp	1,515	63,327
Centerstate Bank Corp.	1,056	28,132
Central Pacific Financial Corp.	639	19,886
Central Valley Community Bancorp	222	4,484
Century Bancorp, Inc., Class A	53	4,502
Chemical Financial Corp.	1,399	73,713
Chemung Financial Corp.	55	2,598
Citizens & Northern Corp.	230	5,619
City Holding Co.	312	21,993
Civista Bancshares, Inc.	201	4,537
CNB Financial Corp.	298	8,568
CoBiz Financial, Inc.	783	16,005
Codorus Valley Bancorp, Inc.	135	4,286
Columbia Banking System, Inc.	1,097	47,730
Commerce Bancshares, Inc.	1,727	100,442
Commerce Union Bancshares, Inc.	141	3,407
Community Bank System, Inc.	962	53,189
Community Bankers Trust Corp.(b)	433	3,745
Community Financial Corp.	82	2,969
Community Trust Bancorp, Inc.	319	15,408
ConnectOne Bancorp, Inc.	616	16,540
County Bancorp, Inc.	96	3,135
Cullen/Frost Bankers, Inc.	1,127	111,009
Customers Bancorp, Inc.(b)	594	16,240
CVB Financial Corp.	2,073	49,462
DNB Financial Corp.	60	2,022
Eagle Bancorp, Inc.(b)	618	41,190
East West Bancorp, Inc.	2,859	171,083
Enterprise Bancorp, Inc.	64	2,310
Enterprise Financial Services Corp.	460	20,056
Equity Bancshares, Inc., Class A(b)	199	6,784
Evans Bancorp, Inc.	95	4,137

	Shares	Value
Banks (continued)
Farmers & Merchants Bancorp Inc/Archbold	162	$5,997
Farmers Capital Bank Corp.	138	5,741
Farmers National Banc Corp.	467	6,772
FB Financial Corp.(b)	251	10,258
FCB Financial Holdings, Inc., Class A(b)	706	32,970
Fidelity Southern Corp.	403	8,838
Financial Institutions, Inc.	280	9,184
First Bancorp, Inc.	202	6,304
First BanCorp, Puerto Rico(b)	3,706	19,086
First Bancorp/Southern Pines NC	588	21,580
First Bancshares, Inc.	183	5,838
First Busey Corp.	752	23,402
First Business Financial Services, Inc.	134	2,979
First Citizens BancShares, Inc., Class A	144	58,320
First Commonwealth Financial Corp.	1,915	27,882
First Community Bancshares, Inc.	303	9,051
First Connecticut Bancorp, Inc.	308	8,131
First Financial Bancorp	1,229	33,552
First Financial Bankshares, Inc.	1,241	56,652
First Financial Corp.	208	9,880
First Financial Northwest, Inc.	162	2,694
First Foundation, Inc.(b)	532	9,847
First Guaranty Bancshares, Inc.	73	1,948
First Hawaiian, Inc.	1,004	29,357
First Horizon National Corp.	4,541	85,235
First Internet Bancorp	33	1,244
First Interstate Bancsystem, Inc., Class A	521	20,475
First Merchants Corp.	823	35,389
First Mid-Illinois Bancshares, Inc.	216	8,338
First Midwest Bancorp, Inc.	1,994	46,041
First Northwest Bancorp(b)	195	3,299
First of Long Island Corp.	439	13,850
FNB Bancorp.	105	3,628
FNB Corp.	5,997	80,900
Franklin Financial Network, Inc.(b)	249	8,541
Fulton Financial Corp.	3,406	61,989
German American Bancorp, Inc.	451	16,227
Glacier Bancorp, Inc.	1,546	58,686
Great Southern Bancorp, Inc.	219	11,771
Great Western Bancorp, Inc.	1,122	45,542
Green Bancorp, Inc.(b)	410	9,082
Guaranty Bancorp	449	12,774
Guaranty Bancshares, Inc.	58	1,663
Hancock Holding Co.	1,629	79,414
Hanmi Financial Corp.	674	20,725
HarborOne Bancorp, Inc.(b)	266	5,190
Heartland Financial USA, Inc.	501	24,674
Heritage Commerce Corp.	662	10,182

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Banks (continued)
Heritage Financial Corp.	619	$18,879
Home BancShares, Inc.	2,969	66,743
HomeTrust Bancshares, Inc.(b)	323	8,479
Hope Bancorp, Inc.	2,598	47,933
Horizon Bancorp	379	10,430
Howard Bancorp, Inc.(b)	175	3,658
Iberiabank Corp.	947	69,841
Independent Bank Corp.	968	47,721
Independent Bank Group, Inc.	351	22,078
International Bancshares Corp.	1,085	44,051
Investar Holding Corp.	165	3,828
Investors Bancorp, Inc.	5,064	69,630
Lakeland Bancorp, Inc.	876	18,002
Lakeland Financial Corp.	476	22,981
LCNB Corp.	146	2,978
LegacyTexas Financial Group, Inc.	944	37,656
Live Oak Bancshares, Inc.	409	9,693
Macatawa Bank Corp.	543	5,452
MainSource Financial Group, Inc.	484	18,242
MB Financial, Inc.	1,598	73,412
MBT Financial Corp.	283	2,986
Mercantile Bank Corp.	326	11,769
Middlefield Banc Corp.	52	2,369
Midland States Bancorp, Inc.	296	9,605
MidSouth Bancorp, Inc.	153	2,004
MidWestOne Financial Group, Inc.	221	7,781
MutualFirst Financial, Inc.	99	3,831
National Bank Holdings Corp., Class A	514	16,869
National Bankshares, Inc.	140	6,202
National Commerce Corp.(b)	212	8,639
NBT Bancorp, Inc.	850	32,419
Nicolet Bankshares, Inc.(a)(b)	187	10,648
Northrim BanCorp, Inc.	165	5,363
Norwood Financial Corp.	108	3,226
OFG Bancorp	937	8,339
Ohio Valley Banc Corp.	76	2,706
Old Line Bancshares, Inc.	140	4,221
Old National Bancorp	2,690	48,958
Old Point Financial Corp.	74	2,396
Old Second Bancorp, Inc.	550	7,535
Opus Bank(b)	427	11,059
Orrstown Financial Services, Inc.	126	3,213
Pacific Continental Corp.	440	12,320
Pacific Mercantile Bancorp(b)	381	3,562
Pacific Premier Bancorp, Inc.(b)	783	31,633
PacWest Bancorp	2,562	123,796
Paragon Commercial Corp.(b)	81	4,663
Park National Corp.	261	28,655
Park Sterling Corp.	1,095	13,764
Parke Bancorp, Inc.	133	2,866
Peapack Gladstone Financial Corp.	337	11,691
Penns Woods Bancorp, Inc.	108	5,229
People’s Utah Bancorp	281	8,739

	Shares	Value
Banks (continued)
Peoples Bancorp of North Carolina, Inc.	83	$2,829
Peoples Bancorp, Inc.	349	11,559
Peoples Financial Services Corp.	157	7,118
Pinnacle Financial Partners, Inc.	1,375	91,025
Popular, Inc.	1,918	70,352
Preferred Bank	252	15,556
Premier Financial Bancorp, Inc.	145	3,002
Prosperity Bancshares, Inc.	1,329	87,422
QCR Holdings, Inc.	250	11,938
Renasant Corp.	871	36,059
Republic Bancorp, Inc., Class A	207	8,139
Republic First Bancorp, Inc.(b)	993	9,185
S&T Bancorp, Inc.	681	27,846
Sandy Spring Bancorp, Inc.	504	20,367
Seacoast Banking Corp. of Florida(b)	788	19,535
ServisFirst Bancshares, Inc.	928	38,057
Shore Bancshares, Inc.	166	2,732
Sierra Bancorp	226	5,980
Signature Bank(b)	1,056	137,291
Simmons First National Corp., Class A	771	44,487
SmartFinancial, Inc.(b)	141	3,312
South State Corp.	565	50,878
Southern First Bancshares, Inc.(b)	145	5,590
Southern National Bancorp of Virginia, Inc.	359	5,862
Southside Bancshares, Inc.	575	20,361
State Bank Financial Corp.	756	21,856
Sterling Bancorp	4,237	106,137
Stock Yards Bancorp, Inc.	458	17,289
Summit Financial Group, Inc.	213	5,794
Sun Bancorp, Inc.(a)	217	5,501
Sunshine Bancorp, Inc.(b)	150	3,503
SVB Financial Group(b)	1,012	221,911
Synovus Financial Corp.	2,395	112,206
TCF Financial Corp.	3,069	55,917
Texas Capital Bancshares, Inc.(b)	973	83,727
Tompkins Financial Corp.	288	25,091
TowneBank	1,127	37,754
Trico Bancshares	422	17,479
Tristate Capital Holdings, Inc.(b)	464	10,510
Triumph Bancorp, Inc.(b)	317	9,827
Trustmark Corp.	1,341	44,173
Two River Bancorp	145	2,813
UMB Financial Corp.	899	66,103
Umpqua Holdings Corp.	4,288	87,732
Union Bankshares Corp.	871	30,058
Union Bankshares, Inc.	61	3,001
United Bankshares, Inc.	1,974	70,965
United Community Banks, Inc.	1,434	39,320
United Security Bancshares	244	2,294
Unity Bancorp, Inc.	154	3,042

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Banks (continued)
Univest Corp. of Pennsylvania	524	$15,353
Valley National Bancorp	5,118	58,857
Veritex Holdings, Inc.(b)	288	7,592
Washington Trust Bancorp, Inc.	311	17,260
WashingtonFirst Bankshares, Inc.	195	6,813
Webster Financial Corp.	1,836	100,962
WesBanco, Inc.	777	31,391
West BanCorp., Inc.	307	7,506
Westamerica BanCorp	441	25,679
Western Alliance Bancorp(b)	1,940	108,252
Wintrust Financial Corp.	1,104	89,744
Xenith Bankshares, Inc.(b)	81	2,590
Zions Bancorporation	3,986	185,190

		6,339,185
Beverages — 0.1%
Boston Beer Co., Inc., Class A(b)	175	31,159
Castle Brands, Inc.(a)(b)	1,688	2,009
Coca-Cola Bottling Co. Consolidated	95	21,428
Craft Brew Alliance, Inc.(a)(b)	194	3,541
MGP Ingredients, Inc.	263	17,873
National Beverage Corp.	236	23,104
Primo Water Corp.(a)(b)	482	5,307

		104,421
Biotechnology — 4.1%
Abeona Therapeutics, Inc.(a)(b)	414	7,431
ACADIA Pharmaceuticals, Inc.(b)	1,920	66,874
Acceleron Pharma, Inc.(b)	642	25,038
Achillion Pharmaceuticals, Inc.(b)	2,214	8,900
Acorda Therapeutics, Inc.(a)(b)	896	23,811
Adamas Pharmaceuticals, Inc.(b)	293	7,225
Aduro Biotech, Inc.(b)	847	6,734
Advaxis, Inc.(b)	647	2,200
Agenus, Inc.(a)(b)	1,493	5,464
Agios Pharmaceuticals, Inc.(a)(b)	824	52,959
Aileron Therapeutics, Inc.(b)	144	1,734
Aimmune Therapeutics, Inc.(b)	661	19,215
Akebia Therapeutics, Inc.(b)	887	16,099
Alder Biopharmaceuticals, Inc.(a)(b)	1,222	13,748
Alkermes PLC(b)	3,028	147,645
Alnylam Pharmaceuticals, Inc.(b)	1,564	190,558
AMAG Pharmaceuticals, Inc.(b)	749	11,759
Amicus Therapeutics, Inc.(b)	3,262	46,451
AnaptysBio, Inc.(b)	237	15,649
Anavex Life Sciences Corp.(a)(b)	651	2,747
Ardelyx, Inc.(b)	758	4,055
Arena Pharmaceuticals, Inc.(b)	766	21,471
Array BioPharma, Inc.(b)	3,394	35,467
Asterias Biotherapeutics, Inc.(b)	387	968
Atara Biotherapeutics, Inc.(a)(b)	558	7,924
Athenex, Inc.(a)(b)	134	2,243

	Shares	Value
Biotechnology (continued)
Athersys, Inc.(a)(b)	1,960	$3,606
Audentes Therapeutics, Inc.(b)	263	6,993
Avexis, Inc.(b)	496	51,837
Axovant Sciences Ltd.(a)(b)	669	3,506
Bellicum Pharmaceuticals, Inc.(b)	586	5,520
BioCryst Pharmaceuticals, Inc.(a)(b)	1,562	7,029
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	222	6,673
Biospecifics Technologies Corp.(b)	104	4,760
BioTime, Inc.(b)	1,357	3,257
Bioverativ, Inc.(b)	2,158	121,927
Bluebird Bio, Inc.(b)	882	122,686
Blueprint Medicines Corp.(a)(b)	766	50,878
Calithera Biosciences, Inc.(b)	590	9,499
Calyxt, Inc.(b)	161	3,297
Cara Therapeutics, Inc.(a)(b)	533	6,684
Cascadian Therapeutics, Inc.(b)	489	2,245
Catalyst Pharmaceutical, Inc.(b)	1,332	3,810
Celldex Therapeutics, Inc.(b)	2,099	5,122
ChemoCentryx, Inc.(b)	425	2,792
Chimerix, Inc.(b)	1,125	5,535
Clovis Oncology, Inc.(b)	869	65,497
Coherus Biosciences, Inc.(b)	812	9,135
Conatus Pharmaceuticals, Inc.(b)	443	2,033
Concert Pharmaceuticals, Inc.(b)	325	5,541
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	819	5,815
Corvus Pharmaceuticals, Inc.(b)	132	1,793
Curis, Inc.(b)	2,384	3,767
Cytokinetics, Inc.(a)(b)	829	11,316
CytomX Therapeutics, Inc.(b)	536	10,720
Dynavax Technologies Corp.(b)	1,202	26,444
Eagle Pharmaceuticals, Inc.(a)(b)	161	8,654
Edge Therapeutics, Inc.(b)	463	5,028
Editas Medicine, Inc.(b)	632	15,674
Emergent Biosolutions, Inc.(b)	649	26,603
Enanta Pharmaceuticals, Inc.(b)	301	14,951
Epizyme, Inc.(b)	850	14,195
Esperion Therapeutics, Inc.(b)	338	15,460
Exact Sciences Corp.(a)(b)	2,277	125,212
Exelixis, Inc.(b)	5,616	139,221
Fate Therapeutics, Inc.(b)	574	2,738
FibroGen, Inc.(b)	1,311	73,219
Five Prime Therapeutics, Inc.(b)	523	23,462
Flexion Therapeutics, Inc.(b)	517	11,379
Fortress Biotech, Inc.(a)(b)	699	2,614
Foundation Medicine, Inc.(b)	281	12,645
G1 Therapeutics, Inc.(b)	154	3,639
Genocea Biosciences, Inc.(a)(b)	435	505
Genomic Health, Inc.(b)	408	13,378
Geron Corp.(b)	3,091	6,955
Global Blood Therapeutics, Inc.(b)	725	28,855
Halozyme Therapeutics, Inc.(a)(b)	2,337	41,435

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Biotechnology (continued)
Heron Therapeutics, Inc.(b)	898	$13,784
Idera Pharmaceuticals, Inc.(b)	1,893	2,953
Ignyta, Inc.(b)	942	14,507
Immune Design Corp.(b)	411	2,034
ImmunoGen, Inc.(b)	1,720	9,976
Immunomedics, Inc.(b)	2,003	21,472
Innoviva, Inc.(b)	1,507	18,446
Inovio Pharmaceuticals, Inc.(a)(b)	1,457	8,494
Insmed, Inc.(b)	1,476	39,867
Insys Therapeutics, Inc.(b)	541	2,786
Intellia Therapeutics, Inc.(b)	269	8,371
Intercept Pharmaceuticals, Inc.(a)(b)	354	21,817
Intrexon Corp.(a)(b)	1,183	19,342
Invitae Corp.(a)(b)	744	6,279
Ionis Pharmaceuticals, Inc.(b)	2,399	137,007
Iovance Biotherapeutics, Inc.(b)	1,149	8,933
Ironwood Pharmaceuticals, Inc.(b)	2,656	40,849
Jounce Therapeutics, Inc.(b)	286	4,004
Juno Therapeutics, Inc.(b)	1,278	57,395
Karyopharm Therapeutics, Inc.(b)	714	7,290
Keryx Biopharmaceuticals, Inc.(a)(b)	1,695	10,984
Kindred Biosciences, Inc.(b)	565	4,209
Kura Oncology, Inc.(b)	393	5,856
La Jolla Pharmaceutical Co.(b)	326	11,201
Lexicon Pharmaceuticals, Inc.(b)	902	9,191
Ligand Pharmaceuticals, Inc.(b)	407	59,157
Loxo Oncology, Inc.(a)(b)	453	39,030
MacroGenics, Inc.(b)	671	13,279
Madrigal Pharmaceuticals, Inc.(b)	93	4,649
Matinas BioPharma Holdings, Inc.(a)(b)	755	846
MediciNova, Inc.(a)(b)	452	3,214
Merrimack Pharmaceuticals, Inc.	230	2,700
Mersana Therapeutics, Inc.(a)(b)	100	1,626
MiMedx Group, Inc.(a)(b)	2,034	25,791
Minerva Neurosciences, Inc.(b)	489	3,081
Miragen Therapeutics, Inc.(b)	210	1,739
Momenta Pharmaceuticals, Inc.(a)(b)	1,477	20,826
Myriad Genetics, Inc.(b)	1,275	43,707
NantKwest, Inc.(b)	511	2,361
Natera, Inc.(b)	607	6,671
Neurocrine Biosciences, Inc.(a)(b)	1,738	107,947
NewLink Genetics Corp.(b)	478	4,474
Novavax, Inc.(b)	6,358	6,930
Novelion Therapeutics, Inc.(b)	194	916
Nymox Pharmaceutical Corp.(b)	482	1,716
OPKO Health, Inc.(b)	6,568	44,209
Organovo Holdings, Inc.(a)(b)	2,071	3,293
Otonomy, Inc.(a)(b)	557	1,657
Ovid therapeutics, Inc.(b)	139	901
PDL BioPharma, Inc.(b)	3,051	9,031

	Shares	Value
Biotechnology (continued)
Pieris Pharmaceuticals, Inc.(b)	601	$3,035
Portola Pharmaceuticals, Inc.(a)(b)	1,093	54,005
Progenics Pharmaceuticals, Inc.(b)	1,429	8,846
Protagonist Therapeutics, Inc.(b)	228	3,413
Prothena Corp. PLC(b)	752	43,654
PTC Therapeutics, Inc.(a)(b)	795	14,898
Puma Biotechnology, Inc.(b)	549	69,888
Ra Pharmaceuticals, Inc.(b)	266	3,495
Radius Health, Inc.(b)	731	23,472
Recro Pharma, Inc.(b)	263	2,270
REGENXBIO, Inc.(b)	535	16,023
Repligen Corp.(b)	741	27,565
Retrophin, Inc.(b)	755	18,777
Rigel Pharmaceuticals, Inc.(b)	2,555	9,581
Sage Therapeutics, Inc.(b)	684	43,284
Sangamo Therapeutics, Inc.(b)	1,658	20,559
Sarepta Therapeutics, Inc.(b)	1,171	57,742
Seattle Genetics, Inc.(a)(b)	1,902	116,612
Selecta Biosciences, Inc.(a)(b)	291	6,175
Seres Therapeutics, Inc.(b)	387	3,885
Spark Therapeutics, Inc.(a)(b)	527	42,634
Spectrum Pharmaceuticals, Inc.(b)	1,570	30,756
Stemline Therapeutics, Inc.(b)	387	5,283
Strongbridge Biopharma PLC(b)	370	2,220
Syndax Pharmaceuticals, Inc.(a)(b)	267	2,985
Synergy Pharmaceuticals, Inc.(a)(b)	4,577	12,495
Syros Pharmaceuticals, Inc.(b)	234	4,025
TESARO, Inc.(a)(b)	733	84,859
Tetraphase Pharmaceuticals, Inc.(b)	1,102	6,623
TG Therapeutics, Inc.(b)	890	7,254
Tocagen, Inc.(a)(b)	128	1,417
Trevena, Inc.(b)	985	1,478
Ultragenyx Pharmaceutical, Inc.(b)	785	36,181
United Therapeutics Corp.(b)	855	101,394
Vanda Pharmaceuticals, Inc.(b)	889	13,957
VBI Vaccines, Inc.(b)	409	1,407
Versartis, Inc.(b)	649	1,168
Voyager Therapeutics, Inc.(b)	323	6,802
XBiotech, Inc.(a)(b)	339	1,444
Xencor, Inc.(b)	769	15,211
ZIOPHARM Oncology, Inc.(b)	2,659	12,391

		3,735,869
Building Products — 1.6%
AAON, Inc.	809	28,315
Advanced Drainage Systems, Inc.	725	14,174
Allegion PLC	1,870	155,939
Ameresco, Inc., Class A(b)	314	2,418
American Woodmark Corp.(b)	274	26,468
AO Smith Corp.	2,811	166,411
Apogee Enterprises, Inc.	566	27,015
Armstrong Flooring, Inc.(b)	504	7,459

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Building Products (continued)
Armstrong World Industries, Inc.(b)	885	$45,224
Builders FirstSource, Inc.(b)	1,937	34,905
Caesarstone Ltd.(b)	448	12,678
Continental Building Products, Inc.(b)	809	21,600
CSW Industrials, Inc.(b)	283	13,881
Fortune Brands Home & Security, Inc.	2,978	196,793
Gibraltar Industries, Inc.(b)	613	20,382
Griffon Corp.	544	12,267
Insteel Industries, Inc.	366	9,351
JELD-WEN Holding, Inc.(b)	1,039	38,318
Lennox International, Inc.	754	144,112
Masonite International Corp.(b)	591	39,656
NCI Building Systems, Inc.(b)	766	12,218
Owens Corning	2,172	179,603
Patrick Industries, Inc.(b)	313	29,109
PGT Innovations, Inc.(b)	976	13,762
Ply Gem Holdings, Inc.(b)	454	7,673
Quanex Building Products Corp.	664	14,575
Simpson Manufacturing Co., Inc.	808	45,038
Trex Co., Inc.(b)	577	63,153
Universal Forest Products, Inc.	397	44,821
USG Corp.(a)(b)	1,708	58,636

		1,485,954
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc., Class A	864	29,722
Associated Capital Group, Inc., Class A	135	5,008
B. Riley Financial, Inc.	415	6,910
BGC Partners, Inc., Class A	4,539	68,857
Cohen & Steers, Inc.	438	19,049
Cowen, Inc., Class A(b)	594	8,910
Diamond Hill Investment Group, Inc.	73	15,471
Donnelley Financial Solutions, Inc.(b)	646	13,889
E*Trade Financial Corp.(b)	5,482	239,004
Eaton Vance Corp.	2,192	110,630
Evercore, Inc., Class A	772	61,837
Federated Investors, Inc., Class B	1,853	57,573
Financial Engines, Inc.	1,171	42,273
Gain Capital Holdings, Inc.	714	5,269
GAMCO Investors, Inc., Class A	91	2,635
Greenhill & Co., Inc.	630	11,529
Hamilton Lane, Inc., Class A	266	7,312
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	796	19,152
HFF, Inc., Class A	737	32,325
Houlihan Lokey, Inc.	491	20,440
INTL. FCStone, Inc.(b)	312	12,951
Investment Technology Group, Inc.	288	6,759

	Shares	Value
Capital Markets (continued)
Ladenburg Thalmann Financial Services, Inc.	2,321	$7,102
Lazard Ltd., Class A	2,322	110,388
Legg Mason, Inc.	1,648	62,921
LPL Financial Holdings, Inc.	1,750	86,817
Marcus & Millichap, Inc.(b)	358	10,174
Medley Management, Inc.	210	1,187
Moelis & Co., Class A	619	26,462
OM Asset Management PLC	1,406	21,484
Oppenheimer Holdings, Inc., Class A	288	6,264
Piper Jaffray Cos.	292	21,345
PJT Partners, Inc., Class A	377	14,552
Pzena Investment Management, Inc., Class A	361	4,260
Safeguard Scientifics, Inc.(a)(b)	486	6,853
SEI Investments Co.	2,684	173,145
Silvercrest Asset Management Group, Inc., Class A	132	2,152
Stifel Financial Corp.	1,310	69,469
Virtu Financial, Inc., Class A	463	6,551
Virtus Investment Partners, Inc.	143	16,645
Waddell & Reed Financial, Inc., Class A	1,636	30,577
Westwood Holdings Group, Inc.	191	12,396
Wins Finance Holdings, Inc.(a)(b)	28	5,880
WisdomTree Investments, Inc.	2,128	23,600

		1,517,729
Chemicals — 2.7%
A. Schulman, Inc.	554	21,772
AdvanSix, Inc.(b)	592	27,392
AgroFresh Solutions, Inc.(b)	506	2,985
American Vanguard Corp.	538	12,105
Ashland Global Holdings, Inc.	1,228	83,479
Axalta Coating Systems Ltd.(b)	4,120	136,990
Balchem Corp.	627	52,850
Cabot Corp.	1,156	70,470
Calgon Carbon Corp.	1,038	22,525
CF Industries Holdings, Inc.	4,542	172,543
Chase Corp.	133	15,794
Chemours Co.	3,629	205,438
Codexis, Inc.(a)(b)	588	3,616
Core Molding Technologies, Inc.	146	3,389
Ferro Corp.(b)	1,680	40,018
Flotek Industries, Inc.(b)	1,161	5,712
FutureFuel Corp.	472	7,165
GCP Applied Technologies, Inc.(b)	1,393	40,745
Hawkins, Inc.	195	7,430
HB Fuller Co.	993	56,472
Huntsman Corp.	3,979	127,408
Ingevity Corp.(b)	839	59,762
Innophos Holdings, Inc.	398	19,474
Innospec, Inc.	475	29,379

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Chemicals (continued)
Intrepid Potash, Inc.(a)(b)	1,635	$6,573
KMG Chemicals, Inc.(a)	180	9,923
Koppers Holdings, Inc.(b)	420	20,391
Kraton Corp.(b)	505	24,760
Kronos Worldwide, Inc.	408	10,734
Landec Corp.(b)	522	6,917
LSB Industries, Inc.(b)	395	2,982
Minerals Technologies, Inc.	705	50,689
NewMarket Corp.	144	57,656
Olin Corp.	3,264	119,234
OMNOVA Solutions, Inc.(b)	871	9,625
Platform Specialty Products Corp.(b)	4,428	47,380
PolyOne Corp.	1,629	75,048
Quaker Chemical Corp.	262	40,694
Rayonier Advanced Materials, Inc.	909	13,062
RPM International, Inc.	2,576	137,378
Scotts Miracle-Gro Co., Class A	862	85,872
Sensient Technologies Corp.	841	63,958
Stepan Co.	391	31,225
Trecora Resources(b)	399	4,848
Tredegar Corp.	521	10,081
Trinseo SA	869	61,699
Tronox Ltd., Class A	1,638	43,358
Valhi, Inc.	605	2,632
Valvoline, Inc.	4,035	96,921
Versum Materials, Inc.	2,167	91,187
Westlake Chemical Corp.	717	60,880
WR Grace & Co.	1,341	102,573

		2,513,193
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	1,098	46,083
ACCO Brands Corp.(b)	2,094	27,327
Advanced Disposal Services, Inc.(b)	816	20,335
Aqua Metals, Inc.(a)(b)	269	1,071
ARC Document Solutions, Inc.(b)	659	2,913
Brink’s Co.	901	68,566
Casella Waste Systems, Inc., Class A(b)	796	14,694
Ceco Environmental Corp.	608	5,332
Clean Harbors, Inc.(b)	1,049	56,132
Copart, Inc.(b)	3,813	138,374
Covanta Holding Corp.	2,294	36,933
Deluxe Corp.	933	64,983
Encore Capital Group, Inc.(b)	260	12,077
Ennis, Inc.	547	11,022
Essendant, Inc.	793	7,676
Healthcare Services Group, Inc.	1,398	73,940
Heritage-Crystal Clean, Inc.(b)	311	6,080
Herman Miller, Inc.	1,184	39,782
HNI Corp.	860	29,429
Hudson Technologies, Inc.(b)	734	4,345

	Shares	Value
Commercial Services & Supplies (continued)
InnerWorkings, Inc.(b)	945	$10,282
Interface, Inc.	1,256	28,637
Iron Mountain, Inc.	5,197	207,920
KAR Auction Services, Inc.	2,678	126,750
Kimball International, Inc., Class B	716	13,726
Knoll, Inc.	1,004	21,305
LSC Communications, Inc.	665	10,760
McGrath RentCorp	480	21,456
Mobile Mini, Inc.	854	28,267
MSA Safety, Inc.	660	52,470
Multi-Color Corp.	278	22,991
NL Industries, Inc.(a)(b)	244	3,172
Pitney Bowes, Inc.	3,730	51,250
Quad/Graphics, Inc.	624	14,221
Rollins, Inc.	1,869	82,068
RR Donnelley & Sons Co.	1,359	12,503
Steelcase, Inc., Class A	1,710	24,880
Sykes Enterprises, Inc.(b)	799	23,123
Team, Inc.(b)	612	7,528
Tetra Tech, Inc.	1,150	56,637
U.S. Ecology, Inc.	452	21,493
UniFirst Corp.	273	42,997
Viad Corp.	402	23,336
VSE Corp.	185	9,084

		1,583,950
Communications Equipment — 1.3%
ADTRAN, Inc.	948	20,003
Aerohive Networks, Inc.(b)	464	1,837
Applied Optoelectronics, Inc.(a)(b)	367	14,952
Arista Networks, Inc.(b)	1,041	208,086
ARRIS International PLC(a)(b)	3,496	99,636
Bel Fuse, Inc., Class B	197	6,373
Brocade Communications Systems, Inc.	7,969	92,851
CalAmp Corp.(b)	674	15,320
Calix, Inc.(a)(b)	818	4,499
Ciena Corp.(a)(b)	2,767	58,854
Clearfield, Inc.(b)	168	2,302
CommScope Holding Co., Inc.(b)	3,737	120,107
Comtech Telecommunications Corp.	441	9,486
Digi International, Inc.(a)(b)	638	6,635
EchoStar Corp., Class A(b)	936	52,369
Emcore Corp.(b)	178	1,469
Extreme Networks, Inc.(b)	2,137	25,644
Finisar Corp.(b)	2,206	51,929
Harmonic, Inc.(b)	1,441	5,332
Infinera Corp.(a)(b)	2,818	23,587
InterDigital, Inc.	692	50,758
KVH Industries, Inc.(b)	273	3,153
Loral Space & Communications, Inc.(b)	223	10,514
Lumentum Holdings, Inc.(b)	1,188	75,022

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Communications Equipment (continued)
NETGEAR, Inc.(b)	631	$29,436
Oclaro, Inc.(b)	3,294	27,241
Plantronics, Inc.	662	30,028
Quantenna Communications, Inc.(b)	403	6,243
Sonus Networks, Inc.(b)	1,059	8,260
Ubiquiti Networks, Inc.(a)(b)	463	28,789
ViaSat, Inc.(a)(b)	1,063	69,201
Viavi Solutions, Inc.(b)	4,588	42,577

		1,202,493
Construction & Engineering — 1.1%
AECOM(b)	3,085	108,160
Aegion Corp.(b)	653	15,208
Argan, Inc.	275	18,906
Chicago Bridge & Iron Co. NV	1,996	27,824
Comfort Systems USA, Inc.	735	32,561
Dycom Industries, Inc.(b)	589	51,732
EMCOR Group, Inc.	1,128	90,815
Fluor Corp.	2,779	119,747
Granite Construction, Inc.	799	50,888
Great Lakes Dredge & Dock Corp.(b)	1,326	6,763
HC2 Holdings, Inc.(a)(b)	751	4,078
IES Holdings, Inc.(a)(b)	144	2,693
Jacobs Engineering Group, Inc.	2,372	138,074
KBR, Inc.	2,756	54,100
Layne Christensen Co.(a)(b)	293	3,871
MasTec, Inc.(b)	1,316	57,312
MYR Group, Inc.(b)	313	9,982
Northwest Pipe Co.(a)(b)	170	3,101
NV5 Global, Inc.(a)(b)	172	9,993
Orion Group Holdings, Inc.(b)	592	4,262
Primoris Services Corp.	779	22,022
Quanta Services, Inc.(b)	2,936	110,775
Sterling Construction Co., Inc.(b)	468	8,354
Tutor Perini Corp.(b)	745	21,009

		972,230
Construction Materials — 0.2%
Eagle Materials, Inc.	929	98,075
Forterra, Inc.(a)(b)	400	1,984
Summit Materials, Inc., Class A(b)	2,131	66,913
United States Lime & Minerals, Inc.	34	3,089
US Concrete, Inc.(b)	297	23,225

		193,286
Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	409	7,554
American Outdoor Brands Corp.(a)(b)	848	12,152
At Home Group, Inc.(b)	94	1,927
Camping World Holdings, Inc., Class A	452	18,993

	Shares	Value
Consumer Discretionary (continued)
SP Plus Corp.(b)	362	$14,028

		54,654
Consumer Finance — 0.5%
Credit Acceptance Corp.(a)(b)	226	64,801
Elevate Credit, Inc.(b)	275	2,153
Enova International, Inc.(b)	672	9,979
Ezcorp, Inc., Class A(b)	1,124	11,521
Green Dot Corp., Class A(b)	920	52,090
Navient Corp.	5,017	62,512
Nelnet, Inc., Class A	418	24,470
OneMain Holdings, Inc.(a)(b)	1,079	34,280
PRA Group, Inc.(b)	928	25,891
Regional Management Corp.(b)	194	4,790
Santander Consumer USA Holdings, Inc.(b)	2,990	49,754
SLM Corp.(b)	8,213	86,976
World Acceptance Corp.(b)	117	10,237

		439,454
Containers & Packaging — 1.6%
Aptargroup, Inc.	1,214	105,703
Ardagh Group SA	361	7,740
Avery Dennison Corp.	1,744	185,160
Bemis Co., Inc.	1,761	79,280
Berry Global Group, Inc.(b)	2,591	154,035
Crown Holdings, Inc.(b)	2,614	157,284
Graphic Packaging Holding Co.	6,108	94,628
Greif, Inc., Class A	508	28,209
Greif, Inc., Class B	116	7,291
Myers Industries, Inc.	435	9,396
Owens-Illinois, Inc.(b)	3,257	77,810
Packaging Corp. of America	1,850	215,100
Sealed Air Corp.	3,879	171,568
Silgan Holdings, Inc.	1,461	42,734
Sonoco Products Co.	1,907	98,764
UFP Technologies, Inc.(b)	109	3,363

		1,438,065
Distributors — 0.1%
Core-Mark Holding Co., Inc.	904	30,790
Pool Corp.	789	95,295
VOXX International Corp.(b)	376	2,519
Weyco Group, Inc.	103	2,801

		131,405
Diversified Consumer Services — 1.0%
2U, Inc.(a)(b)	881	56,058
Adtalem Global Education, Inc.	1,212	44,783
American Public Education, Inc.(b)	292	5,840
Ascent Capital Group, Inc., Class A(b)	252	2,835
Bridgepoint Education, Inc.(b)	412	3,988

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.(b)	991	$85,523
Cambium Learning Group, Inc.(b)	281	1,720
Capella Education Co.	235	19,141
Career Education Corp.(b)	1,445	15,433
Carriage Services, Inc.	319	8,262
Collectors Universe, Inc.	114	2,823
Graham Holdings Co., Class B	82	45,629
Grand Canyon Education, Inc.(b)	923	82,618
H&R Block, Inc.	4,067	100,617
Hillenbrand, Inc.	1,247	49,319
Houghton Mifflin Harcourt Co.(b)	2,018	19,978
K12, Inc.(b)	704	11,419
Laureate Education, Inc., Class A(b)	733	9,800
Liberty Tax, Inc.	144	1,879
Matthews International Corp., Class A	621	39,030
Regis Corp.(b)	675	10,078
Service Corp. International	3,605	127,833
ServiceMaster Global Holdings, Inc.(b)	2,663	125,454
Sotheby’s(b)	772	40,005
Strayer Education, Inc.	207	19,402
Weight Watchers International, Inc.(a)(b)	536	24,077

		953,544
Diversified Financial Services — 1.0%
Cboe Global Markets, Inc.	2,177	246,132
FactSet Research Systems, Inc.	761	144,491
FNFV Group(b)	953	16,439
MarketAxess Holdings, Inc.	722	125,628
Marlin Business Services Corp.	148	3,241
Morningstar, Inc.	368	31,357
MSCI, Inc.	1,761	206,671
NewStar Financial, Inc.	627	7,700
On Deck Capital, Inc.(b)	1,068	5,265
PHH Corp.(b)	1,134	14,980
PICO Holdings, Inc.(b)	400	7,560
Tiptree, Inc., Class A	689	4,582
Voya Financial, Inc.	3,586	144,014

		958,060
Diversified Telecommunication Services — 0.5%
8x8, Inc.(b)	1,764	23,549
ATN International, Inc.	220	11,944
Cincinnati Bell, Inc.(b)	820	15,662
Cogent Communications Holdings, Inc.	810	43,659
Consolidated Communications Holdings, Inc.	1,262	24,192
Frontier Communications Corp.	1,537	18,613

	Shares	Value
Diversified Telecommunication Services (continued)
General Communication, Inc., Class A(b)	525	$21,467
Globalstar, Inc.(a)(b)	9,120	14,685
Hawaiian Telcom Holdco, Inc.(b)	118	3,558
IDT Corp., Class B	309	4,073
Intelsat SA (b)	593	2,580
Iridium Communications, Inc.(b)	1,604	19,248
Lumos Networks Corp.(b)	422	7,579
Ooma, Inc.(b)	294	3,087
ORBCOMM, Inc.(a)(b)	1,382	15,630
pdvWireless, Inc.(b)	205	5,853
Straight Path Communications, Inc., Class B (b)	194	35,213
Vonage Holdings Corp.(b)	3,554	28,894
Windstream Holdings, Inc.	3,839	7,217
Zayo Group Holdings, Inc.(a)(b)	3,650	131,619

		438,322
Electric Utilities — 1.3%
ALLETE, Inc.	1,004	78,663
El Paso Electric Co.	788	45,310
Great Plains Energy, Inc.	4,255	139,692
Hawaiian Electric Industries, Inc.	2,140	78,024
IDACORP, Inc.	1,004	92,398
MGE Energy, Inc.	672	44,386
OGE Energy Corp.	3,957	145,776
Otter Tail Corp.	763	35,060
Pinnacle West Capital Corp.	2,156	189,103
PNM Resources, Inc.	1,584	68,745
Portland General Electric Co.	1,731	82,638
Spark Energy, Inc., Class A	216	3,024
Unitil Corp.	298	15,496
Westar Energy, Inc.	2,775	148,407

		1,166,722
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	123	3,493
Atkore International Group, Inc.(b)	648	12,513
AZZ, Inc.	515	24,617
Babcock & Wilcox Enterprises, Inc.(a)(b)	909	3,981
Brady Corp., Class A	919	34,968
Encore Wire Corp.	379	17,112
Energous Corp.(a)(b)	391	3,836
EnerSys	868	60,213
Franklin Electric Co., Inc.	918	41,769
Generac Holdings, Inc. (a)(b)	1,225	63,810
General Cable Corp.	941	19,714
Hubbell, Inc.	1,081	136,011
II-VI, Inc.(b)	1,208	54,602
LSI Industries, Inc.	509	3,538
Plug Power, Inc.(a)(b)	4,719	13,449
Powell Industries, Inc.	184	5,332
Preformed Line Products Co.	71	5,049

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Electrical Equipment (continued)
Regal-Beloit Corp.	895	$72,629
Revolution Lighting Technologies, Inc.(a)(b)	279	1,551
Sensata Technologies Holding NV(b)	3,272	160,034
Sunrun, Inc.(b)	1,731	9,936
Thermon Group Holdings, Inc.(b)	695	14,949
TPI Composites, Inc.(b)	227	5,686
Vicor Corp.(b)	330	7,112

		775,904
Electronic Equipment, Instruments & Components — 3.4%
Agilysys, Inc.(b)	267	3,276
Akoustis Technologies, Inc.(a)(b)	199	1,212
Anixter International, Inc.(b)	571	39,228
Arrow Electronics, Inc.(b)	1,736	145,112
Avnet, Inc.	2,398	95,440
AVX Corp.	862	16,240
Badger Meter, Inc.	549	24,046
Belden, Inc.	769	61,451
Benchmark Electronics, Inc.(b)	1,007	31,167
CDW Corp.	3,030	212,100
Cognex Corp.	1,630	200,734
Coherent, Inc.(b)	481	126,364
Control4 Corp.(b)	492	14,489
CTS Corp.	651	17,707
Daktronics, Inc.	708	7,271
Dolby Laboratories, Inc., Class A	1,069	61,938
Electro Scientific Industries, Inc.(b)	512	9,160
Fabrinet(b)	625	23,237
FARO Technologies, Inc.(b)	355	18,389
Fitbit, Inc., Series A(a)(b)	3,367	20,673
FLIR Systems, Inc.	2,677	125,337
Insight Enterprises, Inc.(b)	715	32,211
IPG Photonics Corp.(b)	709	150,953
Iteris, Inc.(b)	428	2,957
Itron, Inc.(b)	678	52,986
Jabil, Inc.	3,462	97,905
KEMET Corp.(b)	902	23,172
Keysight Technologies, Inc.(b)	3,643	162,733
Kimball Electronics, Inc.(b)	529	11,638
Knowles Corp.(b)	1,766	29,245
Littelfuse, Inc.	444	92,796
Maxwell Technologies, Inc.(b)	557	2,685
Mercury Systems, Inc.(b)	946	47,745
Mesa Laboratories, Inc.	66	10,524
Methode Electronics, Inc.	721	33,815
Microvision, Inc.(b)	1,665	3,680
MTS Systems Corp.	344	17,905
Napco Security Technologies, Inc.(b)	195	1,979
National Instruments Corp.	2,070	93,150
Novanta, Inc.(b)	644	30,461
OSI Systems, Inc.(b)	344	30,403

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Park Electrochemical Corp.	401	$7,571
PC Connection, Inc.	235	6,345
PCM, Inc.(b)	204	2,866
Plexus Corp.(b)	671	41,220
Radisys Corp.(a)(b)	655	865
Rogers Corp.(b)	351	53,380
Sanmina Corp.(b)	1,458	47,713
ScanSource, Inc.(b)	485	20,831
SYNNEX Corp.	574	77,421
Tech Data Corp.(b)	697	64,661
Trimble, Inc.(b)	4,966	203,051
TTM Technologies, Inc.(b)	1,843	29,083
Universal Display Corp.(a)	823	120,569
VeriFone Systems, Inc.(b)	2,201	41,995
Vishay Intertechnology, Inc.	2,661	59,207
Vishay Precision Group, Inc.(b)	176	4,321
Zebra Technologies Corp., Class A(b)	1,032	119,702

		3,084,315
Energy Equipment & Services — 1.0%
Archrock, Inc.	1,411	16,932
Basic Energy Services, Inc.(b)	328	6,186
Bristow Group, Inc.	719	6,787
C&J Energy Services, Inc.(b)	916	26,097
CARBO Ceramics, Inc.(b)	429	3,552
Diamond Offshore Drilling, Inc.(a)(b)	1,208	20,210
Dril-Quip, Inc.(a)(b)	735	30,944
Ensco PLC, Class A	7,497	40,409
Era Group, Inc.(b)	360	3,874
Exterran Corp.(b)	646	20,846
Fairmount Santrol Holdings, Inc.(b)	3,043	13,115
Forum Energy Technologies, Inc.(b)	1,322	19,037
Frank’s International NV	987	6,524
Geospace Technologies Corp.(b)	247	3,710
Gulf Island Fabrication, Inc.	234	3,077
Helix Energy Solutions Group, Inc.(b)	2,876	19,614
Helmerich & Payne, Inc.	2,110	114,594
Independence Contract Drilling, Inc.(a)(b)	549	1,779
Keane Group, Inc.(b)	612	9,449
Key Energy Services, Inc.(b)	175	1,862
Mammoth Energy Services, Inc.(b)	205	4,045
Matrix Service Co.(b)	572	8,065
McDermott International, Inc.(a)(b)	5,634	37,297
Nabors Industries Ltd.	5,673	31,939
Natural Gas Services Group, Inc.(b)	222	6,172
NCS Multistage Holdings, Inc.(b)	214	4,661
Newpark Resources, Inc.(b)	1,753	15,339

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Energy Equipment & Services (continued)
Noble Corp. PLC(b)	4,733	$19,689
Oceaneering International, Inc.	1,932	39,065
Oil States International, Inc.(a)(b)	1,022	23,557
Parker Drilling Co.(b)	2,983	3,132
Patterson-UTI Energy, Inc.	4,166	82,404
PHI, Inc.(b)	199	2,326
Pioneer Energy Services Corp.(b)	1,368	2,599
ProPetro Holding Corp.(b)	480	7,310
Ranger Energy Services, Inc.(b)	118	1,369
RigNet, Inc.(b)	232	4,048
Rowan Cos. PLC, Class A(b)	2,336	33,475
RPC, Inc.(a)	1,119	27,203
SEACOR Holdings, Inc.(b)	339	16,001
SEACOR Marine Holdings, Inc.(b)	340	4,811
Select Energy Services, Inc., Class A(b)	148	2,409
Smart Sand, Inc.(b)	403	2,898
Solaris Oilfield Infrastructure, Inc., Class A(b)	189	3,016
Superior Energy Services, Inc.(b)	2,984	26,319
Tesco Corp.(b)	1,077	4,146
TETRA Technologies, Inc.(b)	2,422	6,878
Transocean Ltd.(b)	7,845	82,373
Unit Corp.(b)	1,009	18,889
Weatherford International PLC(b)	17,650	61,249
Willbros Group, Inc.(b)	832	2,546

		953,828
Equity Real Estate Investment Trusts (REITs) — 0.0%
Clipper Realty, Inc.	285	3,098
Jernigan Capital, Inc.(a)	214	4,391
MedEquities Realty Trust, Inc.	552	6,414
Safety Income and Growth, Inc.	190	3,415

		17,318
Food & Staples Retailing — 0.5%
Andersons, Inc.	532	19,923
Casey’s General Stores, Inc.	745	85,355
Chefs’ Warehouse, Inc.(b)	426	8,499
Diplomat Pharmacy, Inc.(b)	980	20,629
Ingles Markets, Inc., Class A	294	6,850
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	158	776
Performance Food Group Co.(b)	1,634	46,242
PriceSmart, Inc.	441	36,956
Rite Aid Corp.(a)(b)	21,243	35,053
Smart & Final Stores, Inc.(b)	418	2,508
SpartanNash Co.	734	18,020
Sprouts Farmers Market, Inc.(a)(b)	2,617	48,388
SuperValu, Inc.(a)(b)	738	12,022
U.S. Foods Holding Corp.(b)	3,459	94,361
United Natural Foods, Inc.(b)	1,011	39,196
Village Super Market, Inc., Class A	136	3,263

	Shares	Value
Food & Staples Retailing (continued)
Weis Markets, Inc.	196	$7,611

		485,652
Food Products — 1.5%
Alico, Inc.	65	2,138
Amplify Snack Brands, Inc.(a)(b)	763	4,876
B&G Foods, Inc.	1,314	41,785
Blue Buffalo Pet Products, Inc.(a)(b)	1,847	53,434
Cal-Maine Foods, Inc.(b)	620	27,900
Calavo Growers, Inc.	331	24,395
Darling Ingredients, Inc.(b)	3,260	59,495
Dean Foods Co.	1,803	17,579
Farmer Bros Co.(b)	213	7,231
Flowers Foods, Inc.	3,435	65,387
Fresh Del Monte Produce, Inc.	545	24,258
Freshpet, Inc.(b)	500	7,775
Hain Celestial Group, Inc.(b)	2,034	73,265
Hostess Brands, Inc.(b)	1,573	18,137
Ingredion, Inc.	1,408	176,493
J&J Snack Foods Corp.	295	39,285
John B Sanfilippo & Son, Inc.	176	10,358
Lamb Weston Holdings, Inc.	2,882	146,953
Lancaster Colony Corp.	369	46,206
Limoneira Co.	257	6,001
Omega Protein Corp.	471	10,315
Pilgrim’s Pride Corp.(a)(b)	1,069	33,973
Pinnacle Foods, Inc.	2,363	128,594
Post Holdings, Inc.(b)	1,280	106,150
Sanderson Farms, Inc.	401	59,978
Seneca Foods Corp., Class A(b)	140	5,040
Snyders-Lance, Inc.	1,702	64,046
Tootsie Roll Industries, Inc.	329	11,712
TreeHouse Foods, Inc.(a)(b)	1,068	70,894

		1,343,653
Gas Utilities — 1.0%
Atmos Energy Corp.	2,042	178,144
Chesapeake Utilities Corp.	307	24,729
National Fuel Gas Co.	1,600	92,880
New Jersey Resources Corp.	1,703	75,698
Northwest Natural Gas Co.	548	36,360
ONE Gas, Inc.	1,038	79,905
RGC Resources, Inc.	119	3,462
South Jersey Industries, Inc.	1,581	53,706
Southwest Gas Holdings, Inc.	925	76,211
Spire, Inc.	935	73,818
UGI Corp.	3,430	164,160
WGL Holdings, Inc.	1,017	87,157

		946,230
Health Care Equipment & Supplies — 2.9%
Abaxis, Inc.	429	20,764
ABIOMED, Inc.(a)(b)	811	156,458

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Health Care Equipment & Supplies (continued)
Accuray, Inc.(b)	1,559	$7,405
Analogic Corp.	246	19,754
AngioDynamics, Inc.(b)	700	11,879
Anika Therapeutics, Inc.(a)(b)	299	16,334
Antares Pharma, Inc.(b)	2,753	5,012
AtriCure, Inc.(b)	604	12,950
Atrion Corp.	26	17,099
AxoGen, Inc.(b)	539	11,076
Cantel Medical Corp.	712	69,833
Cardiovascular Systems, Inc.(b)	660	15,886
Cerus Corp.(b)	1,981	5,685
ConforMIS, Inc.(b)	592	2,096
CONMED Corp.	543	28,355
Cooper Cos., Inc.	947	227,526
Corindus Vascular Robotics, Inc.(b)	1,382	1,575
CryoLife, Inc.(b)	679	13,207
Cutera, Inc.(b)	266	10,454
DexCom, Inc.(b)	1,653	74,335
Endologix, Inc.(a)(b)	1,673	8,867
Entellus Medical, Inc.(b)	264	4,469
Exactech, Inc.(b)	201	8,412
FONAR Corp.(a)(b)	123	3,924
GenMark Diagnostics, Inc.(a)(b)	990	7,375
Glaukos Corp.(b)	572	20,197
Globus Medical, Inc., Class A(b)	1,394	44,427
Haemonetics Corp.(b)	1,052	50,033
Halyard Health, Inc.(b)	930	39,199
Hill-Rom Holdings, Inc.	1,299	104,842
ICU Medical, Inc.(a)(b)	285	54,463
Inogen, Inc.(b)	331	32,746
Insulet Corp.(a)(b)	1,143	67,220
Integra LifeSciences Holdings Corp.(b)	1,250	58,475
Invacare Corp.	660	10,230
iRhythm Technologies, Inc.(b)	264	13,451
K2M Group Holdings, Inc.(b)	772	15,201
Lantheus Holdings, Inc.(b)	624	12,418
LeMaitre Vascular, Inc.	281	8,995
LivaNova PLC(b)	964	71,240
Masimo Corp.(a)(b)	888	77,931
Meridian Bioscience, Inc.	883	13,201
Merit Medical Systems, Inc.(b)	980	37,289
Natus Medical, Inc.(b)	649	27,518
Neogen Corp.(b)	682	54,696
Nevro Corp.(b)	553	48,432
Novocure Ltd.(b)	1,128	24,365
NuVasive, Inc.(b)	1,003	56,900
NxStage Medical, Inc.(b)	1,278	34,442
Obalon Therapeutics, Inc.(b)	174	1,467
Ocular Therapeutix, Inc.(b)	498	2,868
OraSure Technologies, Inc.(b)	1,139	22,495
Orthofix International NV(b)	334	17,946

	Shares	Value
Health Care Equipment & Supplies (continued)
Oxford Immunotec Global PLC(a)(b)	477	$6,306
Pulse Biosciences, Inc.(a)(b)	180	4,358
Quidel Corp.(a)(b)	566	23,178
Quotient Ltd.(a)(b)	417	2,131
ResMed, Inc.	2,726	229,475
Rockwell Medical, Inc.(a)(b)	978	5,927
RTI Surgical, Inc.(b)	1,125	5,062
Sientra, Inc.(b)	215	3,152
STAAR Surgical Co.(b)	859	11,382
STERIS PLC	1,625	151,661
SurModics, Inc.(b)	291	8,657
Tactile Systems Technology, Inc.(b)	175	5,021
Teleflex, Inc.	882	209,016
Utah Medical Products, Inc.	77	5,806
Varex Imaging Corp.(b)	743	25,537
Veracyte, Inc.(b)	454	3,882
ViewRay, Inc.(a)(b)	527	3,631
Viveve Medical, Inc.(b)	263	1,436
West Pharmaceutical Services, Inc.	1,449	146,929
Wright Medical Group NV(a)(b)	2,051	53,757

		2,689,721
Health Care Providers & Services — 1.6%
AAC Holdings, Inc.(a)(b)	267	2,115
Acadia Healthcare Co., Inc.(a)(b)	1,577	49,455
Addus HomeCare Corp.(b)	160	5,760
Almost Family, Inc.(b)	256	11,328
Amedisys, Inc.(b)	561	26,990
American Renal Associates Holdings, Inc.(b)	232	2,814
AMN Healthcare Services, Inc.(b)	921	40,432
BioScrip, Inc.(b)	1,492	3,775
BioTelemetry, Inc.(b)	571	16,587
Brookdale Senior Living, Inc.(b)	3,692	37,041
Capital Senior Living Corp.(a)(b)	443	5,892
Chemed Corp.	307	68,593
Civitas Solutions, Inc.(b)	275	5,129
Community Health Systems, Inc.(a)(b)	1,903	11,228
Corvel Corp.(b)	195	11,700
Cross Country Healthcare, Inc.(b)	756	10,319
Ensign Group, Inc.	975	22,503
Envision Healthcare Corp.(b)	2,312	98,491
Genesis Healthcare, Inc.(b)	519	507
HealthEquity, Inc.(b)	993	49,868
HealthSouth Corp.	1,934	89,235
HMS Holdings Corp.(b)	1,684	32,400
Integer Holdings Corp.(b)	618	30,035
Kindred Healthcare, Inc.	1,757	10,630
LHC Group, Inc.(b)	308	20,577
LifePoint Health, Inc.(b)	741	35,679
Magellan Health, Inc.(b)	473	40,347

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Health Care Providers & Services (continued)
MEDNAX, Inc.(b)	1,798	$78,734
Molina Healthcare, Inc.(b)	864	58,605
National Healthcare Corp.	230	14,720
National Research Corp., Class A	200	7,510
Owens & Minor, Inc.	1,205	29,607
Patterson Cos., Inc.	1,643	60,791
Penumbra, Inc.(a)(b)	528	53,090
PetIQ, Inc.(a)(b)	135	3,248
PharMerica Corp.(b)	619	18,137
Premier, Inc., Class A(b)	1,021	33,356
Providence Service Corp.(b)	235	13,066
R1 RCM, Inc.(b)	1,969	7,482
RadNet, Inc.(b)	664	7,271
Select Medical Holdings Corp.(b)	2,151	41,192
Surgery Partners, Inc.(b)	348	3,219
Teladoc, Inc.(a)(b)	1,076	35,562
Tenet Healthcare Corp.(a)(b)	1,617	23,091
Tivity Health, Inc.(b)	738	34,132
Triple-S Management Corp., Class B(b)	463	11,116
U.S. Physical Therapy, Inc.	246	16,716
WellCare Health Plans, Inc.(b)	858	169,661

		1,459,736
Health Care Technology — 0.5%
athenahealth, Inc.(a)(b)	760	97,189
Castlight Health, Inc., Class B(b)	1,124	4,327
Computer Programs & Systems, Inc.	224	6,754
Cotiviti Holdings, Inc.(b)	716	25,174
Evolent Health, Inc., Class A(b)	1,023	16,624
HealthStream, Inc.(a)(b)	543	13,282
Inovalon Holdings, Inc., Class A(a)(b)	1,272	21,306
Medidata Solutions, Inc.(a)(b)	1,107	83,280
NantHealth, Inc.(b)	491	1,792
Omnicell, Inc.(b)	717	35,707
Quality Systems, Inc.(b)	1,074	15,111
Simulations Plus, Inc.	211	3,439
Tabula Rasa HealthCare, Inc.(b)	216	6,238
Veeva Systems, Inc., Class A(a)(b)	2,142	130,533
Vocera Communications, Inc.(b)	569	16,057

		476,813
Hotels, Restaurants & Leisure — 2.5%
Aramark	4,778	208,795
Belmond Ltd., Class A(b)	1,789	23,525
Biglari Holdings, Inc.(b)	20	7,149
BJ’s Restaurants, Inc.	412	13,060
Bloomin’ Brands, Inc.	1,800	32,004
Bob Evans Farms, Inc.	397	30,644
Bojangles’, Inc.(a)(b)	317	3,883
Boyd Gaming Corp.	1,679	49,077
Brinker International, Inc.	987	30,321

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Buffalo Wild Wings, Inc.(a)(b)	311	$36,760
Caesars Entertainment Corp.(a)(b)	2,814	36,441
Carrols Restaurant Group, Inc.(b)	734	8,258
Century Casinos, Inc.(b)	411	3,391
Cheesecake Factory, Inc.	898	40,177
Choice Hotels International, Inc.	661	46,105
Churchill Downs, Inc.	266	55,474
Chuy’s Holdings, Inc.(a)(b)	351	7,898
Cracker Barrel Old Country Store, Inc.(a)	370	57,768
Dave & Buster’s Entertainment, Inc.(b)	811	39,090
Del Frisco’s Restaurant Group, Inc.(b)	450	6,255
Del Taco Restaurants, Inc.(b)	655	8,312
Denny’s Corp.(b)	1,298	16,965
DineEquity, Inc.	340	16,187
Domino’s Pizza, Inc.	948	173,484
Dunkin’ Brands Group, Inc.	1,766	104,318
El Pollo Loco Holdings, Inc.(b)	384	4,416
Eldorado Resorts, Inc.(b)	884	22,719
Empire Resorts, Inc.(b)	81	1,806
Extended Stay America, Inc.	3,797	75,257
Fiesta Restaurant Group, Inc.(b)	557	9,218
Fogo De Chao, Inc.(b)	126	1,392
Golden Entertainment, Inc.(b)	211	5,630
Habit Restaurants, Inc., Class A(b)	428	5,264
Hilton Grand Vacations, Inc.(b)	1,352	55,378
Hyatt Hotels Corp., Class A(b)	895	56,081
ILG, Inc.	2,136	63,375
International Game Technology PLC	2,155	50,643
International Speedway Corp., Class A	382	14,841
J Alexander’s Holdings, Inc.(b)	266	2,793
Jack in the Box, Inc.	571	59,104
La Quinta Holdings, Inc.(b)	1,642	28,932
Lindblad Expeditions Holdings, Inc.(b)	459	4,920
Marcus Corp.	375	10,181
Marriott Vacations Worldwide Corp.	441	58,044
Monarch Casino & Resort, Inc.(b)	188	8,387
Nathan’s Famous, Inc.(b)	50	4,055
Noodles & Co.(b)	309	1,344
Papa John’s International, Inc.	536	36,475
Penn National Gaming, Inc.(b)	1,533	39,996
Pinnacle Entertainment, Inc.(a)(b)	1,059	27,396
Planet Fitness, Inc., Class A	1,688	44,968
Potbelly Corp.(a)(b)	435	5,242
RCI Hospitality Holdings, Inc.	186	5,124
Red Lion Hotels Corp.(b)	209	1,839
Red Robin Gourmet Burgers, Inc.(b)	216	14,774
Red Rock Resorts, Inc., Class A	1,393	34,310

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Ruby Tuesday, Inc.(b)	1,089	$2,581
Ruth’s Hospitality Group, Inc.	623	13,145
Scientific Games Corp., Class A(b)	1,024	48,742
SeaWorld Entertainment, Inc.(b)	1,397	16,038
Shake Shack, Inc., Class A(b)	430	16,323
Six Flags Entertainment Corp.	1,319	82,820
Sonic Corp.	817	20,752
Speedway Motorsports, Inc.	288	5,746
Texas Roadhouse, Inc.	1,326	66,313
Vail Resorts, Inc.	782	179,094
Wendy’s Co.	3,706	56,368
Wingstop, Inc.	556	18,832
Zoe’s Kitchen, Inc.(b)	364	4,470

		2,340,469
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	181	7,023
Beazer Homes USA, Inc.(b)	621	13,029
CalAtlantic Group, Inc.	1,568	77,365
Cavco Industries, Inc.(b)	167	26,202
Century Communities, Inc.(b)	414	11,820
CSS Industries, Inc.	147	4,407
Ethan Allen Interiors, Inc.	500	14,875
Flexsteel Industries, Inc.	144	7,239
GoPro, Inc., Class A(a)(b)	2,108	21,986
Green Brick Partners, Inc.(b)	517	5,609
Hamilton Beach Brands Holding Co.(b)	170	6,590
Helen of Troy Ltd.(b)	542	50,352
Hooker Furniture Corp.	231	10,949
Hovnanian Enterprises, Inc., Class A(b)	2,312	5,595
Installed Building Products, Inc.(b)	418	29,135
iRobot Corp.(a)(b)	529	35,544
KB Home	1,544	42,352
La-Z-Boy, Inc.	966	26,034
Leggett & Platt, Inc.	2,609	123,301
LGI Homes, Inc.(a)(b)	327	19,728
Libbey, Inc.	416	2,845
Lifetime Brands, Inc.	182	3,394
M/I Homes, Inc.(b)	526	17,568
MDC Holdings, Inc.	846	31,336
Meritage Homes Corp.(b)	781	38,035
NACCO Industries, Inc., Class A	85	3,536
New Home Co., Inc.(b)	238	2,768
NVR, Inc.(b)	64	210,008
PulteGroup, Inc.	5,533	167,293
Taylor Morrison Home Corp., Class A(b)	1,376	33,230
Tempur Sealy International, Inc.(b)	931	60,860
Toll Brothers, Inc.	3,020	139,041
TopBuild Corp.(b)	669	44,147
TRI Pointe Group, Inc.(b)	2,910	51,478
Tupperware Brands Corp.	1,019	59,866

	Shares	Value
Household Durables (continued)
Universal Electronics, Inc.(b)	274	$16,440
William Lyon Homes, Class A(b)	521	14,458
ZAGG, Inc.(a)(b)	566	8,858

		1,444,296
Household Products — 0.2%
Central Garden & Pet Co.(b)	223	8,514
Central Garden & Pet Co., Class A(b)	705	26,022
Energizer Holdings, Inc.	1,147	49,310
HRG Group, Inc.(b)	2,359	38,263
Oil-Dri Corp. of America	78	3,277
Orchids Paper Products Co.(a)	173	2,124
Spectrum Brands Holdings, Inc.	470	51,662
WD-40 Co.	267	29,597

		208,769
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(b)	2,207	5,407
Calpine Corp.(b)	7,084	105,850
Dynegy, Inc.(b)	2,152	26,792
Genie Energy Ltd., Class B	286	1,636
NRG Energy, Inc.	5,871	146,775
NRG Yield, Inc., Class A	831	15,249
NRG Yield, Inc., Class C	1,129	20,999
Ormat Technologies, Inc.	793	51,490
Pattern Energy Group, Inc.	1,399	32,275
TerraForm Global, Inc., Class A(b)	1,726	8,414
TerraForm Power, Inc.	817	10,972
Vistra Energy Corp.	4,645	90,299
Vivint Solar, Inc.(a)(b)	597	2,239

		518,397
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	1,849	110,792
Carlisle Cos., Inc.	1,218	133,773
Raven Industries, Inc.	708	23,824
Seaboard Corp.	5	22,001
Standex International Corp.	249	25,784

		316,174
Insurance — 3.7%
Alleghany Corp.(b)	218	123,436
Ambac Financial Group, Inc.(b)	64	1,042
American Equity Investment Life Holding Co.	364	10,742
American Financial Group, Inc.	1,427	150,534
American National Insurance Co.	190	23,129
AMERISAFE, Inc.	411	26,592
AmTrust Financial Services, Inc.	1,740	21,854
Argo Group International Holdings Ltd.	501	31,538
Arthur J Gallagher & Co.	3,562	225,581
Aspen Insurance Holdings Ltd.	1,224	52,510

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Insurance (continued)
Assurant, Inc.	1,114	$112,124
Assured Guaranty Ltd.	2,392	88,743
Atlas Financial Holdings, Inc.(b)	274	5,412
Axis Capital Holdings Ltd.	1,542	83,869
Baldwin & Lyons, Inc., Class B	363	8,331
Blue Capital Reinsurance Holdings Ltd.	29	384
Brown & Brown, Inc.	2,370	118,121
Citizens, Inc.(a)(b)	1,138	8,626
CNO Financial Group, Inc.	2,684	64,336
Crawford & Co., Class B	244	2,874
Donegal Group, Inc., Class A	308	5,279
eHealth, Inc.(b)	311	7,893
EMC Insurance Group, Inc.	229	6,746
Employers Holdings, Inc.	716	34,153
Enstar Group Ltd.(b)	209	47,610
Erie Indemnity Co., Class A	490	59,192
Everest Re Group Ltd.	794	188,535
FBL Financial Group, Inc., Class A	247	19,105
Federated National Holding Co.	340	5,216
Fidelity & Guaranty Life	162	5,038
First American Financial Corp.	2,080	113,194
Genworth Financial, Inc., Class A(b)	8,042	26,622
Global Indemnity Ltd.(b)	237	9,947
Greenlight Capital Re Ltd., Class A(b)	733	16,163
Hallmark Financial Services, Inc.(b)	563	6,525
Hanover Insurance Group, Inc.	878	86,378
HCI Group, Inc.	167	6,256
Health Insurance Innovations, Inc., Class A(a)(b)	231	4,967
Heritage Insurance Holdings, Inc.(a)	422	6,769
Hilltop Holdings, Inc.	1,420	33,455
Horace Mann Educators Corp.	866	37,931
Independence Holding Co.	113	3,068
Infinity Property & Casualty Corp.	249	23,493
Investors Title Co.	37	7,019
James River Group Holdings Ltd.	493	20,864
Kemper Corp.	814	52,177
Kingstone Cos., Inc.	267	4,325
Kinsale Capital Group, Inc.	315	13,665
Maiden Holdings Ltd.	1,008	8,316
MBIA, Inc.(a)(b)	2,595	18,814
Mercury General Corp.	596	33,358
National General Holdings Corp.	997	20,119
National Western Life Group, Inc., Class A	56	20,024
Navigators Group, Inc.	491	28,478
NI Holdings, Inc.(b)	247	4,419
Old Republic International Corp.	4,995	101,349
Primerica, Inc.	905	80,093

	Shares	Value
Insurance (continued)
ProAssurance Corp.	1,067	$59,805
Reinsurance Group of America, Inc.	1,243	185,679
RenaissanceRe Holdings Ltd.	794	109,858
RLI Corp.	803	47,449
Safety Insurance Group, Inc.	207	17,015
Selective Insurance Group, Inc.	1,152	68,659
State Auto Financial Corp.	417	10,692
State National Cos., Inc.	648	13,621
Stewart Information Services Corp.	295	11,192
Third Point Reinsurance Ltd.(b)	1,713	28,607
Torchmark Corp.	2,275	191,396
Trupanion, Inc.(b)	511	14,390
United Fire Group, Inc.	312	14,380
United Insurance Holdings Corp.	396	6,233
Universal Insurance Holdings, Inc.	709	16,910
Validus Holdings Ltd.	1,445	75,256
W.R. Berkley Corp.	1,933	132,565
White Mountains Insurance Group Ltd.	86	76,467
WMIH Corp.(b)	4,354	3,614

		3,410,121
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A(b)	465	4,371
Duluth Holdings, Inc., Class B(b)	178	3,677
Etsy, Inc.(b)	2,263	37,792
FTD Cos., Inc.(b)	368	3,974
Gaia, Inc.(b)	158	1,920
Groupon, Inc.(b)	6,723	32,069
HSN, Inc.	620	23,374
Lands’ End, Inc.(b)	284	3,096
Liberty Expedia Holdings, Inc., Class A(b)	1,071	49,373
Liberty TripAdvisor Holdings, Inc., Series A(b)	1,402	15,142
Liberty Ventures, Series A(b)	1,580	89,997
Nutrisystem, Inc.	580	28,971
Overstock.com, Inc.(a)(b)	260	11,934
PetMed Express, Inc.	406	14,356
Shutterfly, Inc.(b)	675	28,823
TripAdvisor, Inc.(a)(b)	2,201	82,537
Wayfair, Inc., Class A(b)	769	53,753

		485,159
Internet Software & Services — 2.2%
Alarm.com Holdings, Inc.(a)(b)	399	18,625
Alteryx, Inc., Class A(b)	162	3,660
Amber Road, Inc.(b)	484	3,611
Appfolio, Inc., Class A(b)	155	7,115
Apptio Inc., Class A(b)	438	10,622
Bankrate, Inc.(b)	903	12,552
Bazaarvoice, Inc.(b)	1,537	7,416

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Internet Software & Services (continued)
Benefitfocus, Inc.(b)	314	$8,604
Blucora, Inc.(b)	829	17,989
Box, Inc., Class A(b)	1,553	34,088
Brightcove, Inc.(b)	817	6,536
Carbonite, Inc.(a)(b)	499	11,327
Care.com, Inc.(b)	255	3,919
Cars.com, Inc.(a)(b)	1,431	34,086
ChannelAdvisor Corp.(a)(b)	553	6,221
Chegg, Inc.(b)	1,872	29,035
Cimpress NV(a)(b)	500	54,570
Cloudera, Inc.(b)	249	3,767
CommerceHub, Inc., Series A(a)(b)	217	4,846
CommerceHub, Inc., Series C(b)	603	12,862
Cornerstone OnDemand, Inc.(b)	1,030	39,511
CoStar Group, Inc.(b)	688	203,476
Coupa Software, Inc.(b)	582	20,224
DHI Group, Inc.(b)	1,350	2,970
Endurance International Group Holdings, Inc.(b)	1,093	8,963
Envestnet, Inc.(b)	844	45,070
Five9, Inc.(b)	1,034	26,088
Global Eagle Entertainment, Inc.(b)	1,213	2,948
GoDaddy, Inc., Class A(b)	2,310	107,877
Gogo, Inc.(a)(b)	1,187	11,799
GrubHub, Inc.(b)	1,688	103,002
GTT Communications, Inc.(a)(b)	622	22,672
Hortonworks, Inc.(b)	925	15,272
IAC/InterActiveCorp(b)	1,378	177,831
Instructure, Inc.(b)	404	14,059
Internap Corp.(b)	1,470	6,836
j2 Global, Inc.	877	65,021
Leaf Group Ltd.(b)	222	1,565
LendingClub Corp.(b)	6,350	36,137
Limelight Networks, Inc.(b)	1,523	7,539
Liquidity Services, Inc.(b)	470	2,679
LivePerson, Inc.(b)	1,131	15,891
LogMeIn, Inc.	1,016	122,987
Match Group, Inc.(b)	732	19,574
Meet Group, Inc.(b)	1,353	4,587
MINDBODY, Inc., Class A(b)	834	26,896
MuleSoft, Inc., Class A(b)	465	10,876
New Relic, Inc.(b)	583	29,925
NIC, Inc.	1,267	21,539
Nutanix, Inc., Class A(b)	1,099	31,321
Okta, Inc.(a)(b)	258	7,461
Ominto, Inc.(a)(b)	259	826
Pandora Media, Inc.(a)(b)	4,584	33,509
Perficient, Inc.(b)	759	14,763
Q2 Holdings, Inc.(b)	619	26,338
QuinStreet, Inc.(b)	780	6,942
Quotient Technology, Inc.(b)	1,465	22,927
RealNetworks, Inc.(b)	359	1,694
Reis, Inc.	139	2,537

	Shares	Value
Internet Software & Services (continued)
Shutterstock, Inc.(b)	359	$13,997
SPS Commerce, Inc.(b)	345	16,960
Stamps.com, Inc.(b)	310	69,564
TechTarget, Inc.(b)	292	3,638
Trade Desk, Inc., Class A(a)(b)	467	30,785
TrueCar, Inc.(a)(b)	1,354	21,908
Tucows, Inc., Class A(a)(b)	180	10,521
Twilio, Inc.(b)	1,236	39,490
Veritone, Inc.(a)(b)	68	2,414
Web.com Group, Inc.(b)	765	18,436
XO Group, Inc.(b)	471	9,401
Yelp, Inc.(b)	1,503	70,220
Yext, Inc.(a)(b)	185	2,124
Zillow Group, Inc., Class A(b)	1,057	43,665
Zillow Group, Inc., Class C(a)(b)	2,076	85,697

		2,052,403
IT Services — 2.8%
Acxiom Corp.(b)	1,585	39,879
Black Knight, Inc.(b)	2,159	97,911
Blackhawk Network Holdings, Inc.(b)	1,092	37,073
Booz Allen Hamilton Holding Corp.	2,883	108,949
Broadridge Financial Solutions, Inc.	2,296	197,272
CACI International, Inc., Class A(b)	482	69,287
Cardtronics PLC, Class A(b)	911	20,862
Cass Information Systems, Inc.	229	14,771
Conduent, Inc.(b)	3,755	58,127
Convergys Corp.	1,816	46,726
CoreLogic, Inc.(b)	1,661	77,901
CSG Systems International, Inc.	630	26,674
CSRA, Inc.	3,189	102,016
DST Systems, Inc.	1,200	70,344
EPAM Systems, Inc.(b)	956	87,139
Euronet Worldwide, Inc.(b)	995	96,157
Everi Holdings, Inc.(b)	1,247	10,338
EVERTEC, Inc.	1,222	18,330
ExlService Holdings, Inc.(b)	657	41,010
Forrester Research, Inc.	219	9,570
Gartner, Inc.(b)	1,721	215,659
Genpact Ltd.	2,831	86,204
Hackett Group, Inc.	545	8,415
Information Services Group, Inc.(b)	536	2,187
Jack Henry & Associates, Inc.	1,511	166,406
Leidos Holdings, Inc.	2,818	176,181
Mantech International Corp., Class A	502	23,298
MAXIMUS, Inc.	1,255	83,370
MoneyGram International, Inc.(b)	638	9,921
Planet Payment, Inc.(b)	708	3,165
Presidio, Inc.(b)	358	5,298
Sabre Corp.	3,964	77,536

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
IT Services (continued)
Science Applications International Corp.	865	$63,439
ServiceSource International, Inc.(b)	1,592	5,540
Square, Inc., Class A(a)(b)	4,826	179,516
StarTek, Inc.(b)	209	2,495
Syntel, Inc.(b)	691	16,142
TeleTech Holdings, Inc.	281	11,704
Teradata Corp.(b)	2,481	82,989
Travelport Worldwide Ltd.	2,500	39,225
Unisys Corp.(a)(b)	1,052	9,205
Virtusa Corp.(b)	523	19,958
WEX, Inc.(a)(b)	763	94,299

		2,612,488
Leisure Products — 0.4%
Brunswick Corp.	1,762	89,245
Callaway Golf Co.	1,825	26,335
Clarus Corp.(b)	334	2,438
Escalade, Inc.	129	1,593
Johnson Outdoors, Inc., Class A	75	5,641
Malibu Boats, Inc.(b)	390	12,168
Marine Products Corp.	150	2,155
MCBC Holdings, Inc.(b)	380	8,691
Nautilus, Inc.(b)	630	8,190
Polaris Industries, Inc.	1,162	137,616
Sturm Ruger & Co., Inc.(a)	344	17,045
Vista Outdoor, Inc.(b)	1,133	23,691

		334,808
Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics, Inc.(a)(b)	486	9,647
Bio-Rad Laboratories, Inc., Class A(b)	411	90,334
Bio-Techne Corp.	721	94,465
Bruker Corp.	2,080	65,312
Cambrex Corp.(b)	648	28,026
Charles River Laboratories International, Inc.(b)	927	107,801
Enzo Biochem, Inc.(b)	886	8,727
Fluidigm Corp.(a)(b)	656	3,805
INC Research Holdings, Inc., Class A(b)	1,058	60,465
Luminex Corp.	793	16,930
Medpace Holdings, Inc.(b)	131	4,909
NanoString Technologies, Inc.(b)	333	3,317
NeoGenomics, Inc.(a)(b)	1,133	9,823
Pacific Biosciences of California, Inc.(b)	1,996	8,443
PerkinElmer, Inc.	2,168	156,790
PRA Health Sciences, Inc.(b)	971	79,068
QIAGEN NV(b)	4,363	147,731

	Shares	Value
Life Sciences Tools & Services (continued)
VWR Corp.(b)	1,699	$56,237

		951,830
Machinery — 4.4%
Actuant Corp., Class A(a)	1,173	29,912
AGCO Corp.	1,322	90,650
Alamo Group, Inc.	185	19,518
Albany International Corp., Class A	576	34,762
Altra Industrial Motion Corp.	576	27,590
American Railcar Industries, Inc.	143	5,691
Ampco-Pittsburgh Corp.	119	1,969
Astec Industries, Inc.	414	21,507
Barnes Group, Inc.	991	64,504
Blue Bird Corp.(b)	107	2,210
Briggs & Stratton Corp.	825	20,790
Chart Industries, Inc.(b)	603	26,231
CIRCOR International, Inc.	350	15,383
Colfax Corp.(b)	1,775	74,035
Columbus McKinnon Corp.	406	16,061
Commercial Vehicle Group, Inc.(b)	466	3,784
Crane Co.	962	79,961
DMC Global, Inc.	204	4,437
Donaldson Co., Inc.	2,590	122,274
Douglas Dynamics, Inc.	462	19,381
Eastern Co.	104	3,006
Energy Recovery, Inc.(b)	658	5,073
EnPro Industries, Inc.	418	35,003
ESCO Technologies, Inc.	504	29,207
ExOne Co.(a)(b)	242	2,572
Federal Signal Corp.	1,136	24,254
Flowserve Corp.	2,567	113,128
FreightCar America, Inc.	204	3,819
Gardner Denver Holdings, Inc.(b)	775	22,359
Gencor Industries, Inc.(b)	109	1,973
Global Brass & Copper Holdings, Inc.	433	15,155
Gorman-Rupp Co.	380	12,152
Graco, Inc.	1,073	141,411
Graham Corp.	141	2,717
Greenbrier Cos., Inc.(a)	534	27,875
Hardinge, Inc.	149	2,464
Harsco Corp.(b)	1,556	33,065
Hurco Cos., Inc.	97	4,341
Hyster-Yale Materials Handling, Inc.	211	16,561
IDEX Corp.	1,510	193,597
ITT, Inc.	1,776	82,833
John Bean Technologies Corp.	626	66,919
Kadant, Inc.	226	25,674
Kennametal, Inc.	1,576	68,792
LB Foster Co., Class A(b)	128	3,187
Lincoln Electric Holdings, Inc.	1,157	106,062
Lindsay Corp.	200	18,312
Lydall, Inc.(b)	338	19,536

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Machinery (continued)
Manitowoc Co., Inc.(b)	2,471	$23,524
Meritor, Inc.(b)	1,634	42,500
Middleby Corp.(a)(b)	1,084	125,636
Milacron Holdings Corp.(b)	1,025	18,399
Miller Industries, Inc.	201	5,678
Mueller Industries, Inc.	1,134	39,407
Mueller Water Products, Inc., Series A	3,074	36,704
Navistar International Corp.(b)	971	41,083
NN, Inc.	556	16,430
Nordson Corp.	1,128	142,906
Omega Flex, Inc.	62	3,998
Oshkosh Corp.	1,483	135,783
Proto Labs, Inc.(b)	490	42,753
RBC Bearings, Inc.(a)(b)	458	56,710
REV Group, Inc.	271	6,992
Rexnord Corp.(b)	2,055	52,444
Snap-on, Inc.	1,133	178,765
SPX Corp.(b)	868	25,424
SPX FLOW, Inc.(b)	797	32,860
Sun Hydraulics Corp.	488	28,075
Tennant Co.	349	24,203
Terex Corp.	1,645	77,496
Timken Co.	1,382	65,161
Titan International, Inc.	940	9,156
Toro Co.	2,070	130,099
TriMas Corp.(b)	893	23,709
Trinity Industries, Inc.	2,960	96,259
Twin Disc, Inc.(b)	140	2,989
Valmont Industries, Inc.	407	64,672
Wabash National Corp.	1,186	26,685
WABCO Holdings, Inc.(b)	986	145,504
Wabtec Corp.	1,669	127,678
Watts Water Technologies, Inc., Class A	551	37,137
Welbilt, Inc.(b)	2,605	57,466
Woodward, Inc.	1,064	82,279
Xylem, Inc.	3,522	234,385

		4,022,646
Marine — 0.1%
Costamare, Inc.	968	6,011
Eagle Bulk Shipping, Inc.(b)	618	2,904
Genco Shipping & Trading Ltd.(b)	205	2,462
Kirby Corp.(b)	1,069	75,739
Matson, Inc.	841	22,900
Navios Maritime Holdings, Inc.(b)	1,657	3,016
Safe Bulkers, Inc.(b)	834	2,961
Scorpio Bulkers, Inc.(b)	1,066	8,528

		124,521
Media — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)	1,115	15,498

	Shares	Value
Media (continued)
AMC Networks, Inc., Class A(a)(b)	1,005	$51,134
Beasley Broadcasting Group, Inc., Class A	182	1,720
Cable One, Inc.	91	64,593
Central European Media Enterprises Ltd., Class A(b)	1,424	6,550
Cinemark Holdings, Inc.	2,088	75,878
Clear Channel Outdoor Holdings, Inc., Class A	589	2,238
Daily Journal Corp.(b)	20	4,642
Emerald Expositions Events, Inc.	299	6,964
Entercom Communications Corp., Class A(a)	660	7,293
Entravision Communications Corp., Class A	1,233	6,412
Eros International PLC(a)(b)	524	6,419
EW Scripps Co., Class A(b)	1,158	20,080
Gannett Co., Inc.	2,268	19,732
Gray Television, Inc.(b)	1,245	19,385
Hemisphere Media Group, Inc.(b)	336	4,099
IMAX Corp.(b)	1,131	27,427
Interpublic Group of Cos., Inc.	7,798	150,131
John Wiley & Sons, Inc., Class A	890	48,638
Liberty Media Corp-Liberty Braves, Class A(b)	226	5,306
Liberty Media Corp-Liberty Braves, Class C(b)	648	15,299
Liberty Media Corp-Liberty Formula One, Class A(b)	512	18,637
Liberty Media Corp-Liberty Formula One, Class C(b)	3,651	139,249
Lions Gate Entertainment Corp., Class A(b)	1,056	30,645
Lions Gate Entertainment Corp., Class B(b)	1,974	54,601
Live Nation Entertainment, Inc.(b)	2,659	116,411
Madison Square Garden Co., Class A(b)	368	81,950
MDC Partners, Inc., Class A(b)	1,113	12,799
Meredith Corp.	775	41,075
MSG Networks, Inc., Class A(a)(b)	1,214	21,063
National CineMedia, Inc.	1,277	8,594
New Media Investment Group, Inc.	987	15,762
New York Times Co., Class A	2,446	46,719
Nexstar Media Group, Inc., Class A	891	56,846
Reading International, Inc., Class A(b)	334	5,227
Regal Entertainment Group, Class A	2,231	36,477
Saga Communications, Inc., Class A	61	2,669
Salem Media Group, Inc., Class A	277	1,773
Scholastic Corp.	567	20,945

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Media (continued)
Sinclair Broadcast Group, Inc., Class A	1,450	$45,965
TEGNA, Inc.	4,322	52,858
Time, Inc.	2,005	23,258
TiVo Corp.	2,364	42,907
Townsquare Media, Inc.(b)	141	1,472
Tribune Media Co., Class A	1,461	59,799
TRONC, Inc.(b)	378	5,589
WideOpenWest, Inc.(b)	389	4,975
World Wrestling Entertainment, Inc., Class A	750	19,897

		1,527,600
Metals & Mining — 1.3%
AK Steel Holding Corp.(a)(b)	6,282	28,834
Alcoa Corp.(b)	3,638	173,824
Allegheny Technologies, Inc.(b)	2,158	54,338
Carpenter Technology Corp.	920	45,807
Century Aluminum Co.(b)	951	13,314
Cleveland-Cliffs, Inc.(a)(b)	5,961	35,528
Coeur Mining, Inc.(b)	3,508	26,626
Commercial Metals Co.	2,337	45,525
Compass Minerals International, Inc.	654	42,902
Ferroglobe PLC(b)(c)	897	—
Gold Resource Corp.	914	3,318
Haynes International, Inc.	232	8,278
Hecla Mining Co.	7,895	37,269
Kaiser Aluminum Corp.	302	29,952
Klondex Mines Ltd.(b)	3,476	10,046
Materion Corp.	413	21,208
Olympic Steel, Inc.	164	3,096
Reliance Steel & Aluminum Co.	1,396	107,269
Royal Gold, Inc.	1,289	108,418
Ryerson Holding Corp.(a)(b)	410	3,608
Schnitzer Steel Industries, Inc., Class A	545	16,050
Steel Dynamics, Inc.	4,550	169,305
SunCoke Energy, Inc.(b)	1,019	11,301
Tahoe Resources, Inc.	6,168	29,606
TimkenSteel Corp.(b)	756	10,584
U.S. Silica Holdings, Inc.	1,632	49,792
United States Steel Corp.	3,376	85,480
Warrior Met Coal, Inc.	335	8,717
Worthington Industries, Inc.	900	40,950

		1,220,945
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Drive Shack, Inc.	1,012	3,694
Granite Point Mortgage Trust, Inc.	183	3,395
KKR Real Estate Finance Trust, Inc.	222	4,489
Sutherland Asset Management Corp.	367	5,743

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc.	193	$3,767

		21,088
Multi-Utilities — 0.7%
Alliant Energy Corp.	4,495	194,454
Avista Corp.	1,251	65,352
Black Hills Corp.	1,078	70,350
MDU Resources Group, Inc.	3,838	104,970
NorthWestern Corp.	965	57,205
Vectren Corp.	1,643	111,954

		604,285
Multiline Retail — 0.6%
Big Lots, Inc.	887	45,512
Burlington Stores, Inc.(b)	1,372	128,817
Dillard’s, Inc., Class A(a)	269	13,665
FirstCash, Inc.	947	60,466
Fred’s, Inc., Class A(a)	685	3,021
JC Penney Co., Inc.(a)(b)	6,191	17,335
Kohl’s Corp.	3,262	136,221
Nordstrom, Inc.	2,312	91,671
Ollie’s Bargain Outlet Holdings, Inc.(b)	927	41,390
Sears Holdings Corp.(a)(b)	172	948

		539,046
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(b)	1,476	26,110

Oil, Gas & Consumable Fuels — 3.2%
Abraxas Petroleum Corp.(b)	3,265	6,954
Adams Resources & Energy, Inc.	43	1,846
Antero Resources Corp.(b)	4,597	89,182
Approach Resources, Inc.(a)(b)	864	2,013
Arch Coal, Inc., Class A	420	32,096
Ardmore Shipping Corp.(b)	490	4,067
Bill Barrett Corp.(b)	1,547	7,627
Bonanza Creek Energy, Inc.(b)	403	13,634
California Resources Corp.(b)	926	10,214
Callon Petroleum Co.(a)(b)	3,976	44,094
Centennial Resource Development, Inc., Class A(a)(b)	2,168	42,124
Chesapeake Energy Corp.(b)	17,836	69,564
Clean Energy Fuels Corp.(a)(b)	2,500	5,875
Cloud Peak Energy, Inc.(a)(b)	1,420	6,035
CONSOL Energy, Inc.(a)(b)	4,518	72,875
Contango Oil & Gas Co.(b)	381	1,520
CVR Energy, Inc.	299	8,208
Delek US Holdings, Inc.	1,567	40,820
Denbury Resources, Inc.(b)	7,652	9,412
DHT Holdings, Inc.	1,879	7,403
Diamondback Energy, Inc.(b)	1,902	203,818
Dorian LPG Ltd.(b)	487	3,482
Earthstone Energy, Inc., Class A(b)	391	3,148

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Eclipse Resources Corp.(b)	1,891	$4,198
Energen Corp.(b)	1,937	100,143
Energy XXI Gulf Coast, Inc.(b)	558	4,771
EP Energy Corp., Class A(a)(b)	1,035	2,795
Evolution Petroleum Corp.	386	2,856
Extraction Oil & Gas, Inc.(a)(b)	2,451	39,094
Frontline Ltd.(a)	1,648	10,036
GasLog Ltd.	852	14,697
Gastar Exploration, Inc.(a)(b)	3,295	2,702
Gener8 Maritime, Inc.(b)	1,022	4,711
Golar LNG Ltd.	1,883	39,788
Green Plains, Inc.	762	14,021
Gulfport Energy Corp.(b)	3,149	43,141
Halcon Resources Corp.(b)	2,486	16,358
Hallador Energy Co.	302	1,564
HollyFrontier Corp.	3,365	124,337
International Seaways, Inc.(b)	568	11,440
Isramco, Inc.(b)	7	795
Jagged Peak Energy, Inc.(a)(b)	1,068	14,835
Jones Energy, Inc., Class A(a)(b)	1,246	1,595
Kosmos Energy Ltd.(a)(b)	4,475	34,368
Laredo Petroleum, Inc.(a)(b)	3,187	37,989
Lilis Energy, Inc.(a)(b)	991	4,935
Matador Resources Co.(b)	1,778	47,206
Midstates Petroleum Co., Inc.(b)	172	2,623
Murphy Oil Corp.	3,243	86,750
Murphy USA, Inc.(a)(b)	662	49,226
Navios Maritime Acquisition Corp.	1,649	2,061
Newfield Exploration Co.(b)	3,975	122,390
Nordic American Tankers Ltd.	2,062	9,155
Oasis Petroleum, Inc.(a)(b)	4,635	43,801
Overseas Shipholding Group, Inc., Class A(b)	842	1,996
Pacific Ethanol, Inc.(b)	957	4,594
Panhandle Oil and Gas, Inc., Class A	300	7,245
Par Pacific Holdings, Inc.(a)(b)	662	13,895
Parsley Energy, Inc., Class A(a)(b)	4,370	116,242
PBF Energy, Inc., Class A	2,198	63,676
PDC Energy, Inc.(b)	1,303	66,362
Peabody Energy Corp.(b)	1,233	38,087
Penn Virginia Corp.(b)	270	10,522
QEP Resources, Inc.(b)	4,732	42,351
Range Resources Corp.	4,548	82,364
Renewable Energy Group, Inc.(a)(b)	753	9,111
Resolute Energy Corp.(a)(b)	450	13,514
REX American Resources Corp.(b)	120	10,582
Rice Energy, Inc.(b)	3,393	96,192
Ring Energy, Inc.(a)(b)	944	12,093
Rosehill Resources, Inc.(b)	205	1,993
RSP Permian, Inc.(a)(b)	2,623	90,257
Sanchez Energy Corp.(a)(b)	995	4,308
SandRidge Energy, Inc.(b)	670	12,576

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	3,939	$14,023
SemGroup Corp., Class A	1,279	33,318
Ship Finance International Ltd.	1,224	18,238
SilverBow Resources, Inc.(b)	107	2,406
SM Energy Co.(a)	2,236	47,694
Southwestern Energy Co.(b)	9,931	55,117
SRC Energy, Inc.(b)	4,091	39,028
Stone Energy Corp.(b)	412	12,121
Targa Resources Corp.	4,195	174,093
Teekay Corp.(a)	1,022	8,278
Teekay Tankers Ltd., Class A	2,075	3,071
Tellurian, Inc.(a)(b)	1,133	12,202
Ultra Petroleum Corp.(b)	3,957	31,419
Uranium Energy Corp.(b)	2,420	2,565
W&T Offshore, Inc.(b)	2,021	6,326
Westmoreland Coal Co.(a)(b)	396	687
Whiting Petroleum Corp.(b)	7,257	43,615
WildHorse Resource Development Corp.(b)	470	6,115
World Fuel Services Corp.	1,363	37,891
WPX Energy, Inc.(b)	7,868	88,751

		2,915,310
Paper & Forest Products — 0.3%
Boise Cascade Co.(a)(b)	776	27,509
Clearwater Paper Corp.(b)	316	14,583
Deltic Timber Corp.	227	21,023
Domtar Corp.	1,232	58,298
KapStone Paper and Packaging Corp.	1,731	38,878
Louisiana-Pacific Corp.(b)	2,717	73,848
Neenah Paper, Inc.	331	28,731
PH Glatfelter Co.	838	17,565
Schweitzer-Mauduit International, Inc.	595	25,127
Verso Corp., Class A(b)	676	4,739

		310,301
Personal Products — 0.3%
Edgewell Personal Care Co.(b)	1,125	73,046
elf Beauty, Inc.(a)(b)	400	8,476
Herbalife Ltd.(b)	1,346	97,747
Inter Parfums, Inc.	359	16,622
Medifast, Inc.	225	14,040
Natural Health Trends Corp.(a)	133	2,562
Nature’s Sunshine Products, Inc.	227	2,247
Nu Skin Enterprises, Inc., Class A	1,002	63,737
Revlon, Inc., Class A(a)(b)	250	5,625
USANA Health Sciences, Inc.(a)(b)	226	14,848

		298,950
Pharmaceuticals — 1.0%
Achaogen, Inc.(b)	676	8,599
Aclaris Therapeutics, Inc.(a)(b)	448	11,294

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Pharmaceuticals (continued)
Aerie Pharmaceuticals, Inc.(b)	651	$40,199
Akcea Therapeutics, Inc.(a)(b)	296	5,423
Akorn, Inc.(a)(b)	1,797	58,528
Amphastar Pharmaceuticals, Inc.(b)	743	13,426
ANI Pharmaceuticals, Inc.(b)	151	8,770
Aratana Therapeutics, Inc.(b)	855	4,899
Assembly Biosciences, Inc.(b)	262	7,732
Catalent, Inc.(b)	2,410	102,642
Cempra, Inc.(b)	759	1,746
Clearside Biomedical, Inc.(b)	358	2,549
Collegium Pharmaceutical, Inc.(b)	454	4,690
Corcept Therapeutics, Inc.(b)	1,785	35,147
Corium International, Inc.(a)(b)	504	5,080
Depomed, Inc.(b)	1,126	5,450
Dermira, Inc.(b)	741	19,837
Dova Pharmaceuticals, Inc.(b)	95	2,381
Durect Corp.(b)	2,155	1,718
Endo International PLC(b)	4,457	28,442
Heska Corp.(b)	131	12,772
Horizon Pharma PLC(a)(b)	3,230	43,799
Impax Laboratories, Inc.(b)	1,436	26,063
Intersect ENT, Inc.(b)	498	14,766
Intra-Cellular Therapies, Inc.(a)(b)	653	10,180
Kala Pharmaceuticals, Inc.(a)(b)	156	2,505
Lannett Co., Inc.(b)	606	12,059
Mallinckrodt PLC(a)(b)	1,989	62,992
Medicines Co.(a)(b)	1,343	38,598
MyoKardia, Inc.(b)	364	13,996
Nektar Therapeutics(b)	2,921	70,367
Neos Therapeutics, Inc.(b)	405	4,212
Omeros Corp.(a)(b)	915	14,420
Pacira Pharmaceuticals, Inc.(b)	778	24,935
Paratek Pharmaceuticals, Inc.(b)	482	10,315
Phibro Animal Health Corp., Class A	366	13,780
Prestige Brands Holdings, Inc.(a)(b)	1,063	49,855
Reata Pharmaceuticals, Inc., Class A(b)	187	5,662
Revance Therapeutics, Inc.(b)	468	12,168
Sienna Biopharmaceuticals, Inc.(b)	93	1,823
Sucampo Pharmaceuticals, Inc., Class A(b)	444	4,440
Supernus Pharmaceuticals, Inc.(a)(b)	945	39,312
Teligent, Inc.(b)	846	4,805
TherapeuticsMD, Inc.(a)(b)	3,063	14,457
Theravance Biopharma, Inc.(b)	819	23,636
WaVe Life Sciences Ltd.(b)	237	5,463
Zogenix, Inc.(b)	522	19,575

	Shares	Value
Pharmaceuticals (continued)
Zynerba Pharmaceuticals, Inc.(a)(b)	208	$2,038

		927,545
Producer Durables: Miscellaneous — 0.0%
Actua Corp.(b)	583	9,008
PROS Holdings, Inc.(a)(b)	519	11,724

		20,732
Professional Services — 1.2%
Acacia Research Corp.(b)	169	761
Advisory Board Co.(b)	810	43,679
Barrett Business Services, Inc.	135	8,207
BG Staffing, Inc.	139	2,346
CBIZ, Inc.(b)	1,141	19,340
Cogint, Inc.(b)	391	1,779
CRA International, Inc.	157	6,635
Dun & Bradstreet Corp.	723	84,468
Exponent, Inc.	517	38,180
Franklin Covey Co.(b)	179	3,473
FTI Consulting, Inc.(b)	755	32,276
GP Strategies Corp.(b)	247	7,175
Heidrick & Struggles International, Inc.	340	8,449
Hill International, Inc.(a)(b)	674	3,572
Huron Consulting Group, Inc.(b)	431	15,775
ICF International, Inc.(b)	356	19,117
Insperity, Inc.	367	34,828
Kelly Services, Inc., Class A	645	16,970
Kforce, Inc.	518	10,852
Korn/Ferry International	995	41,621
ManpowerGroup, Inc.	1,331	164,086
Mistras Group, Inc.(a)(b)	350	7,354
Navigant Consulting, Inc.(b)	946	16,375
On Assignment, Inc.(b)	1,006	61,587
Paylocity Holding Corp.(b)	516	27,560
Pendrell Corp.(b)	270	1,750
Resources Connection, Inc.	602	9,481
Robert Half International, Inc.	2,415	125,025
RPX Corp.(b)	932	12,135
TransUnion(b)	2,960	155,370
TriNet Group, Inc.(b)	822	28,540
TrueBlue, Inc.(b)	839	22,737
WageWorks, Inc.(b)	783	49,916
Willdan Group, Inc.(b)	157	4,719

		1,086,138
Real Estate Investment Trusts (REITs) — 9.3%
Acadia Realty Trust	1,602	45,096
AG Mortgage Investment Trust, Inc.	500	9,405
AGNC Investment Corp.	7,552	152,022
Agree Realty Corp.	545	25,773
Alexander’s, Inc.	45	18,495

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	1,834	$227,343
American Assets Trust, Inc.	807	31,304
American Campus Communities, Inc.	2,614	108,690
American Homes 4 Rent, Class A	4,712	100,271
Anworth Mortgage Asset Corp.	1,705	9,531
Apartment Investment & Management Co., Class A	3,075	135,239
Apollo Commercial Real Estate Finance, Inc.	1,957	35,363
Apple Hospitality REIT, Inc.(a)	4,111	77,862
Ares Commercial Real Estate Corp.	584	7,580
Armada Hoffler Properties, Inc.	903	12,886
ARMOUR Residential REIT, Inc.(a)	793	19,865
Ashford Hospitality Prime, Inc.	541	5,259
Ashford Hospitality Trust, Inc.	1,674	11,768
Bluerock Residential Growth REIT, Inc.	501	5,656
Brandywine Realty Trust	3,372	58,976
Brixmor Property Group, Inc.	6,001	104,837
Camden Property Trust	1,791	163,411
Capstead Mortgage Corp.	1,892	16,687
Catchmark Timber Trust, Inc., Class A	801	10,253
CBL & Associates Properties, Inc.(a)	3,394	26,609
Cedar Realty Trust, Inc.	1,892	10,292
Chatham Lodging Trust	760	16,530
Cherry Hill Mortgage Investment Corp.	251	4,571
Chesapeake Lodging Trust	1,167	32,559
Chimera Investment Corp.	3,704	67,783
City Office REIT, Inc.	631	8,228
Colony NorthStar, Inc., Class A	10,629	130,536
Columbia Property Trust, Inc.	2,198	48,532
Community Healthcare Trust, Inc.	285	7,818
CoreCivic, Inc.	2,349	57,926
CorEnergy Infrastructure Trust, Inc.(a)	237	8,551
Coresite Realty Corp.	675	74,756
Corporate Office Properties Trust	2,002	63,924
Cousins Properties, Inc.	8,354	75,353
CubeSmart(a)	3,558	96,849
CyrusOne, Inc.	1,710	104,977
CYS Investments, Inc.	3,239	25,912
DCT Industrial Trust, Inc.	1,826	105,945
DDR Corp.	6,072	46,572
DiamondRock Hospitality Co.	3,906	42,419
Douglas Emmett, Inc.	2,884	114,754
Duke Realty Corp.	7,047	200,699
Dynex Capital, Inc.	1,098	7,686
Easterly Government Properties, Inc.	802	16,136

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties, Inc.	662	$59,971
Education Realty Trust, Inc.	1,318	45,998
Ellington Residential Mortgage REIT	227	3,037
Empire State Realty Trust, Inc., Class A	2,542	50,967
EPR Properties	1,220	84,400
Equity Commonwealth(b)	2,390	71,820
Equity Lifestyle Properties, Inc.	1,609	142,364
Farmland Partners, Inc.(a)	782	6,530
First Industrial Realty Trust, Inc.	2,368	73,124
Forest City Realty Trust, Inc., Class A	4,962	122,214
Four Corners Property Trust, Inc.	1,227	30,282
Franklin Street Properties Corp.	2,289	22,890
Gaming and Leisure Properties, Inc.	3,932	143,675
Geo Group, Inc.	2,369	61,476
Getty Realty Corp.	570	16,194
Gladstone Commercial Corp.	503	10,895
Global Net Lease, Inc.	1,367	29,527
Government Properties Income Trust	693	12,592
Gramercy Property Trust	3,017	89,605
Healthcare Realty Trust, Inc.	2,336	75,313
Healthcare Trust of America, Inc., Class A	3,925	117,946
Hersha Hospitality Trust	678	11,994
Highwoods Properties, Inc.	1,981	101,130
Hospitality Properties Trust	2,707	77,366
Hudson Pacific Properties, Inc.	3,097	104,741
Independence Realty Trust, Inc.	1,364	13,845
InfraREIT, Inc.	905	20,272
Invesco Mortgage Capital, Inc.	2,342	40,329
Investors Real Estate Trust	2,593	15,169
Invitation Homes, Inc.	1,793	40,468
iStar, Inc.(b)	1,559	18,240
Kilroy Realty Corp.	1,900	135,337
Kite Realty Group Trust	1,638	30,614
Lamar Advertising Co., Class A	1,624	114,395
LaSalle Hotel Properties	2,204	62,175
Lexington Realty Trust	4,410	44,629
Liberty Property Trust	2,930	125,638
Life Storage, Inc.	852	68,859
LTC Properties, Inc.	673	31,301
Mack-Cali Realty Corp.	1,755	39,961
Medical Properties Trust, Inc.(a)	7,136	94,409
MFA Financial, Inc.	7,968	65,656
Monmouth Real Estate Investment Corp.(a)	1,444	24,606
MTGE Investment Corp.	947	17,141
National Health Investors, Inc.	723	55,085
National Retail Properties, Inc.	2,956	118,772
National Storage Affiliates Trust	913	22,633

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
New Residential Investment Corp.(a)	6,005	$105,868
New Senior Investment Group, Inc.	1,645	14,706
New York Mortgage Trust, Inc.	2,229	13,441
NexPoint Residential Trust, Inc.	399	9,476
NorthStar Realty Europe Corp.	1,167	15,720
Omega Healthcare Investors, Inc.	3,823	110,332
One Liberty Properties, Inc.	299	7,245
Orchid Island Capital, Inc.(a)	815	8,117
Outfront Media, Inc.	2,743	64,323
Owens Realty Mortgage, Inc.	207	3,718
Paramount Group, Inc.(a)	3,967	63,155
Park Hotels & Resorts, Inc.	2,830	81,476
Pebblebrook Hotel Trust(a)	1,406	50,138
Pennsylvania Real Estate Investment Trust(a)	1,383	13,443
PennyMac Mortgage Investment Trust(e)	983	15,787
Physicians Realty Trust	3,479	60,465
Piedmont Office Realty Trust, Inc., Class A	2,956	57,169
Potlatch Corp.	810	41,958
Preferred Apartment Communities, Inc., Class A	687	13,637
PS Business Parks, Inc.	390	51,609
QTS Realty Trust, Inc., Class A(a)	935	54,090
Quality Care Properties, Inc.(b)	1,919	30,378
RAIT Financial Trust(a)	701	375
Ramco-Gershenson Properties Trust	1,485	18,756
Rayonier, Inc.	2,535	75,999
Redwood Trust, Inc.	1,672	26,267
Regency Centers Corp.(a)	2,946	181,326
Resource Capital Corp.(a)	497	5,099
Retail Opportunity Investments Corp.	2,222	39,952
Retail Properties of America, Inc., Class A	4,541	55,491
Rexford Industrial Realty, Inc.	1,364	40,497
RLJ Lodging Trust	3,430	74,294
Ryman Hospitality Properties, Inc.	890	58,856
Sabra Health Care REIT, Inc.	3,461	68,943
Saul Centers, Inc.(a)	211	12,896
Select Income REIT	1,153	27,857
Senior Housing Properties Trust	4,688	86,259
Seritage Growth Properties, Class A(a)	488	20,071
Spirit Realty Capital, Inc.(a)	9,369	77,856
STAG Industrial, Inc.	1,798	49,085
Starwood Property Trust, Inc.(a)	5,016	107,894
Starwood Waypoint Homes	2,481	90,085
STORE Capital Corp.(a)	3,196	78,909
Summit Hotel Properties, Inc.	2,081	32,901
Sun Communities, Inc.	1,509	136,202

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors, Inc.	4,515	$73,685
Tanger Factory Outlet Centers, Inc.	1,613	36,696
Taubman Centers, Inc.	1,186	56,003
Terreno Realty Corp.	1,003	36,830
Tier REIT, Inc.	1,060	20,744
Two Harbors Investment Corp.	7,172	70,286
UMH Properties, Inc.	582	8,695
Uniti Group, Inc.	3,311	57,943
Universal Health Realty Income Trust	266	19,474
Urban Edge Properties	1,948	45,700
Urstadt Biddle Properties, Inc., Class A	530	11,517
Washington Prime Group, Inc.(a)	3,615	28,305
Washington Real Estate Investment Trust	1,520	48,929
Weingarten Realty Investors	2,354	71,679
Western Asset Mortgage Capital Corp.(a)	811	8,167
Whitestone REIT	694	9,272
WP Carey, Inc.	2,076	141,479
Xenia Hotels & Resorts, Inc.	2,138	46,523

		8,599,122
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	933	42,209
Altisource Portfolio Solutions SA(a)(b)	203	5,246
Altisource Residential Corp.	1,065	11,364
AV Homes, Inc.(b)	247	4,113
CareTrust REIT, Inc.	1,479	27,953
Consolidated-Tomoka Land Co.	74	4,330
Forestar Group, Inc.(b)	57	1,015
FRP Holdings, Inc.(b)	130	5,765
Global Medical REIT, Inc.(a)	339	2,868
Howard Hughes Corp.(b)	667	85,129
Jones Lang LaSalle, Inc.	898	116,282
Kennedy-Wilson Holdings, Inc.	2,394	46,563
Maui Land & Pineapple Co., Inc.(a)(b)	141	2,249
RE/MAX Holdings, Inc., Class A	344	22,876
Realogy Holdings Corp.	2,655	85,836
Redfin Corp.(a)(b)	193	4,543
RMR Group, Inc., Class A	147	7,710
St. Joe Co.(a)(b)	959	17,070
Stratus Properties, Inc.(a)	102	3,035
Tejon Ranch Co.(b)	367	6,918
Trinity Place Holdings, Inc.(b)	516	3,715

		506,789
Road & Rail — 0.9%
AMERCO	97	38,086
ArcBest Corp.	522	17,017
Avis Budget Group, Inc.(b)	1,433	59,111

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Road & Rail (continued)
Covenant Transportation Group, Inc., Class A(b)	256	$7,603
Daseke, Inc.(b)	271	3,748
Genesee & Wyoming, Inc., Class A(b)	1,138	81,686
Heartland Express, Inc.(a)	937	19,986
Hertz Global Holdings, Inc.(b)	1,086	27,009
Knight-Swift Transportation Holdings, Inc.(b)	2,448	101,470
Landstar System, Inc.	815	80,481
Marten Transport Ltd.	770	15,131
Old Dominion Freight Line, Inc.	1,202	145,598
Roadrunner Transportation Systems, Inc.(b)	571	5,025
Ryder System, Inc.	1,033	83,756
Saia, Inc.(b)	490	31,752
Schneider National, Inc., Class B	631	16,526
Universal Logistics Holdings, Inc.	113	2,441
Werner Enterprises, Inc.	965	34,402
YRC Worldwide, Inc.(b)	603	8,122

		778,950
Semiconductors & Semiconductor Equipment — 2.7%
Acacia Communications, Inc.(a)(b)	364	15,401
Advanced Energy Industries, Inc.(b)	783	66,336
Advanced Micro Devices, Inc.(a)(b)	16,195	177,913
Alpha & Omega Semiconductor Ltd.(b)	342	6,303
Ambarella, Inc.(b)	592	33,412
Amkor Technology, Inc.(b)	1,781	20,606
Axcelis Technologies, Inc.(b)	613	20,168
AXT, Inc.(b)	693	6,445
Brooks Automation, Inc.	1,352	46,495
Cabot Microelectronics Corp.	498	48,142
Cavium, Inc.(b)	1,297	89,480
CEVA, Inc.(b)	416	20,093
Cirrus Logic, Inc.(b)	1,260	70,560
Cohu, Inc.	538	13,880
Cree, Inc.(b)	1,914	68,330
CyberOptics Corp.(b)	138	1,987
Cypress Semiconductor Corp.	6,572	104,232
Diodes, Inc.(b)	725	24,896
DSP Group, Inc.(b)	432	5,789
Entegris, Inc.	2,818	92,289
First Solar, Inc.(b)	1,582	86,725
FormFactor, Inc.(b)	1,406	25,589
GSI Technology, Inc.(b)	231	1,599
Ichor Holdings Ltd.(b)	343	10,698
Impinj, Inc.(a)(b)	358	12,222
Inphi Corp.(a)(b)	724	29,670
Integrated Device Technology, Inc.(b)	2,644	82,149
IXYS Corp.(b)	543	13,412

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Kopin Corp.(a)(b)	1,064	$3,735
Lattice Semiconductor Corp.(b)	2,479	14,502
MACOM Technology Solutions Holdings, Inc.(b)	798	32,622
Marvell Technology Group Ltd.	7,945	146,744
MaxLinear, Inc., Class A(b)	1,199	29,340
Microsemi Corp.(b)	2,252	120,189
MKS Instruments, Inc.	1,050	114,082
Monolithic Power Systems, Inc.	776	94,416
Nanometrics, Inc.(b)	496	14,022
NeoPhotonics Corp.(a)(b)	538	2,803
NVE Corp.	97	8,253
ON Semiconductor Corp.(b)	8,229	175,442
PDF Solutions, Inc.(b)	559	8,189
Photronics, Inc.(b)	1,391	13,493
Pixelworks, Inc.(b)	492	2,750
Power Integrations, Inc.	553	44,434
Rambus, Inc.(b)	2,169	31,906
Rudolph Technologies, Inc.(b)	606	16,817
Semtech Corp.(b)	1,269	52,092
Sigma Designs, Inc.(b)	837	5,064
Silicon Laboratories, Inc.(b)	822	78,008
SMART Global Holdings, Inc.(b)	387	12,140
SunPower Corp.(a)(b)	1,135	8,081
Teradyne, Inc.	3,927	168,429
Ultra Clean Holdings, Inc.(b)	655	16,716
Veeco Instruments, Inc.(b)	963	17,382
Xcerra Corp.(b)	996	9,811
Xperi Corp.	960	22,080

		2,458,363
Software — 3.8%
A10 Networks, Inc.(b)	935	6,835
ACI Worldwide, Inc.(b)	2,290	55,143
Allscripts Healthcare Solutions, Inc.(b)	3,625	48,865
American Software, Inc., Class A	466	5,783
ANSYS, Inc.(b)	1,677	229,263
Aspen Technology, Inc.(b)	1,473	95,038
Atlassian Corp. PLC, Class A(a)(b)	1,461	70,669
Barracuda Networks, Inc.(b)	473	11,026
Blackbaud, Inc.(a)	929	94,108
Blackline, Inc.(a)(b)	295	10,478
Bottomline Technologies, Inc.(b)	795	25,885
BroadSoft, Inc.(b)	518	28,412
Cadence Design Systems, Inc.(b)	5,454	235,395
Callidus Software, Inc.(b)	1,298	32,904
CommVault Systems, Inc.(b)	681	35,446
Digimarc Corp.(a)(b)	209	7,461
Ebix, Inc.(a)	482	32,752
Ellie Mae, Inc.(a)(b)	662	59,547
ePlus, Inc.(b)	262	25,047
Everbridge, Inc.(b)	321	8,551
Exa Corp.(b)	206	4,993

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Software (continued)
Fair Isaac Corp.	594	$86,225
FireEye, Inc.(a)(b)	3,502	59,254
Fortinet, Inc.(b)	2,888	113,816
Gigamon, Inc.(b)	742	28,567
Glu Mobile, Inc.(b)	1,837	7,366
Guidewire Software, Inc.(a)(b)	1,467	117,331
HubSpot, Inc.(a)(b)	670	57,988
Imperva, Inc.(b)	665	28,396
Manhattan Associates, Inc.(a)(b)	1,319	55,213
MicroStrategy, Inc., Class A(b)	185	24,468
Mitek Systems, Inc.(b)	515	4,584
MobileIron, Inc.(a)(b)	1,024	3,942
Model N, Inc.(b)	515	7,493
Monotype Imaging Holdings, Inc.	864	19,915
Netscout Systems, Inc.(b)	1,694	48,110
Nuance Communications, Inc.(b)	5,659	83,414
Park City Group, Inc.(a)(b)	271	2,995
Paycom Software, Inc.(b)	954	78,419
Pegasystems, Inc.	728	42,442
Progress Software Corp.	954	40,383
Proofpoint, Inc.(b)	860	79,473
PTC, Inc.(b)	2,263	150,376
QAD, Inc., Class A	172	6,364
Qualys, Inc.(b)	625	33,063
Rapid7, Inc.(b)	438	7,919
RealPage, Inc.(b)	1,148	49,708
Rosetta Stone, Inc.(b)	347	3,529
Rubicon Project, Inc.(b)	1,012	3,603
SecureWorks Corp., Class A(a)(b)	142	1,423
Silver Spring Networks, Inc.(b)	817	13,170
Splunk, Inc.(a)(b)	2,663	179,220
SS&C Technologies Holdings, Inc.	3,391	136,318
Synchronoss Technologies, Inc.(b)	805	9,121
Tableau Software, Inc., Class A(a)(b)	1,144	92,767
Take-Two Interactive Software, Inc.(b)	2,073	229,377
TeleNav, Inc.(b)	712	4,592
Tyler Technologies, Inc.(b)	677	120,025
Ultimate Software Group, Inc.(b)	557	112,843
Upland Software, Inc.(b)	144	3,164
Varonis Systems, Inc.(b)	377	16,437
VASCO Data Security International, Inc.(b)	562	7,643
Verint Systems, Inc.(b)	1,233	52,033
VirnetX Holding Corp.(a)(b)	876	4,511
Workiva, Inc.(b)	484	10,817
Zendesk, Inc.(b)	1,935	59,985
Zix Corp.(b)	922	4,472
Zynga, Inc., Class A(b)	14,973	58,399

		3,484,274
Specialty Retail — 1.5%
Aaron’s, Inc.	1,236	45,485

	Shares	Value
Specialty Retail (continued)
Abercrombie & Fitch Co., Class A	1,323	$17,768
America’s Car-Mart, Inc.(b)	134	5,742
American Eagle Outfitters, Inc.	3,224	41,976
Asbury Automotive Group, Inc.(a)(b)	351	21,551
Ascena Retail Group, Inc.(b)	3,673	7,126
AutoNation, Inc.(b)	1,283	60,814
Barnes & Noble Education, Inc.(b)	818	4,458
Barnes & Noble, Inc.	1,279	8,953
Bed Bath & Beyond, Inc.	2,785	55,421
Big 5 Sporting Goods Corp.	454	2,883
BMC Stock Holdings, Inc.(b)	1,304	27,971
Boot Barn Holdings, Inc.(a)(b)	244	2,008
Buckle, Inc.	617	10,150
Build-A-Bear Workshop, Inc.(b)	212	1,654
Caleres, Inc.	845	23,094
Carvana Co.(a)(b)	273	3,871
Cato Corp., Class A	455	5,851
Chico’s FAS, Inc.	2,569	20,526
Children’s Place, Inc.	337	36,666
Citi Trends, Inc.	303	6,593
Conn’s, Inc.(b)	328	10,086
Container Store Group, Inc.(b)	305	1,101
Dick’s Sporting Goods, Inc.	1,676	41,012
DSW, Inc., Class A	1,306	25,010
Express, Inc.(b)	1,580	10,697
Finish Line, Inc., Class A	768	7,119
Five Below, Inc.(b)	1,056	58,344
Floor & Decor Holdings, Inc., Class A(b)	419	15,796
Foot Locker, Inc.	2,595	78,058
Francesca’s Holdings Corp.(b)	795	5,144
GameStop Corp., Class A	2,013	37,623
Genesco, Inc.(a)(b)	366	8,967
GNC Holdings, Inc., Class A	1,284	8,783
Group 1 Automotive, Inc.	379	29,778
Guess?, Inc.	1,150	18,641
Haverty Furniture Cos., Inc.	394	9,397
Hibbett Sports, Inc.(b)	467	5,978
J. Jill, Inc.(a)(b)	200	1,022
Kirkland’s, Inc.(b)	239	2,796
Lithia Motors, Inc., Class A	466	52,742
Lumber Liquidators Holdings, Inc.(a)(b)	534	16,437
MarineMax, Inc.(b)	529	9,813
Michaels Cos., Inc.(a)(b)	2,306	44,783
Monro, Inc.	628	30,992
Office Depot, Inc.	10,188	31,586
Party City Holdco, Inc.(b)	574	6,400
Penske Automotive Group, Inc.	692	32,261
Pier 1 Imports, Inc.	1,706	7,097
Rent-A-Center, Inc.	850	8,449
RH(a)(b)	394	35,428
Sally Beauty Holdings, Inc.(a)(b)	2,565	44,400

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Specialty Retail (continued)
Shoe Carnival, Inc.	254	$4,768
Signet Jewelers Ltd.	1,348	88,388
Sleep Number Corp.(b)	824	26,780
Sonic Automotive, Inc., Class A	519	10,302
Sportsman’s Warehouse Holdings, Inc.(b)	801	3,284
Systemax, Inc.	197	5,624
Tailored Brands, Inc.	1,006	15,543
Tile Shop Holdings, Inc.	794	6,789
Tilly’s, Inc., Class A	187	2,227
Urban Outfitters, Inc.(a)(b)	1,724	42,272
Vitamin Shoppe, Inc.(b)	519	2,387
Williams-Sonoma, Inc.	1,660	85,656
Winmark Corp.	45	5,884
Zumiez, Inc.(a)(b)	337	5,948

		1,412,153
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,196	27,187
Avid Technology, Inc.(b)	628	2,788
CPI Card Group, Inc.	229	247
Cray, Inc.(b)	829	17,119
Diebold Nixdorf, Inc.	1,517	29,278
Eastman Kodak Co.(b)	420	2,247
Electronics for Imaging, Inc.(b)	917	28,299
Immersion Corp.(b)	533	4,307
Intevac, Inc.(b)	360	3,024
NCR Corp.(b)	2,280	73,165
Pure Storage, Inc., Class A(b)	1,815	29,821
Quantum Corp.(b)	448	2,374
Stratasys Ltd.(a)(b)	981	22,092
Super Micro Computer, Inc.(a)(b)	808	16,079
Synaptics, Inc.(b)	681	25,279
USA Technologies, Inc.(a)(b)	846	5,372

		288,678
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	934	90,346
Columbia Sportswear Co.	573	35,744
Crocs, Inc.(b)	1,569	16,004
Culp, Inc.	197	6,245
Deckers Outdoor Corp.(b)	636	43,401
Delta Apparel, Inc.(b)	133	2,784
Fossil Group, Inc.(a)(b)	913	7,194
G-III Apparel Group Ltd.(b)	854	21,640
Iconix Brand Group, Inc.(b)	1,083	1,776
lululemon athletica, Inc.(b)	1,916	117,853
Michael Kors Holdings Ltd.(b)	2,840	138,620
Movado Group, Inc.	289	8,005
Oxford Industries, Inc.	325	20,995
Perry Ellis International, Inc.(b)	234	5,450
Ralph Lauren Corp.	1,089	97,389
Sequential Brands Group, Inc.(b)	637	1,656
Skechers U.S.A., Inc., Class A(b)	2,487	79,385

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Steven Madden Ltd.(b)	1,197	$46,683
Superior Uniform Group, Inc.	125	2,934
Unifi, Inc.(b)	296	11,263
Vera Bradley, Inc.(b)	451	3,247
Wolverine World Wide, Inc.	1,905	52,007

		810,621
Thrifts & Mortgage Finance — 1.4%
Banc of California, Inc.	885	18,629
Bank Mutual Corp.	882	9,327
BankFinancial Corp.	179	2,835
Bear State Financial, Inc.	483	4,956
Beneficial Bancorp, Inc.	1,397	23,050
Berkshire Hills Bancorp, Inc.	722	27,653
BofI Holding, Inc.(b)	1,200	32,280
Brookline Bancorp, Inc.	1,502	23,131
BSB Bancorp, Inc.(b)	132	3,947
Capitol Federal Financial, Inc.	2,200	30,338
Charter Financial Corp.	302	5,789
Clifton Bancorp, Inc.	463	7,885
Dime Community Bancshares, Inc.	571	12,591
Entegra Financial Corp.(b)	132	3,597
ESSA Bancorp, Inc.	159	2,571
Essent Group Ltd.(b)	1,510	64,356
Federal Agricultural Mortgage Corp., Class C	199	14,774
First Defiance Financial Corp.	197	10,677
Flagstar Bancorp, Inc.(b)	410	15,322
Flushing Financial Corp.	520	15,590
Greene County Bancorp, Inc.	67	2,003
Hingham Institution for Savings	28	5,452
Home Bancorp, Inc.	136	5,826
HomeStreet, Inc.(b)	497	14,438
Impac Mortgage Holdings, Inc.(b)	218	2,856
Kearny Financial Corp.	1,739	26,172
Ladder Capital Corp.	1,439	19,340
LendingTree, Inc.(b)	128	34,310
Malvern Bancorp, Inc.(b)	134	3,618
Meridian Bancorp, Inc.	890	17,533
Meta Financial Group, Inc.	177	15,443
MGIC Investment Corp.(b)	6,986	99,900
Nationstar Mortgage Holdings, Inc.(b)	658	12,811
New York Community Bancorp, Inc.	9,463	118,868
NMI Holdings, Inc., Class A(b)	963	14,012
Northfield Bancorp, Inc.	932	15,900
Northwest Bancshares, Inc.	1,904	32,120
OceanFirst Financial Corp.	640	17,760
Ocwen Financial Corp.(b)	2,165	7,556
Oritani Financial Corp.	688	11,662
PCSB Financial Corp.(b)	331	6,196
People’s United Financial, Inc.	6,797	126,832
Provident Bancorp, Inc.(b)	82	1,943
Provident Financial Holdings, Inc.	127	2,455

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Thrifts & Mortgage Finance (continued)
Provident Financial Services, Inc.	1,245	$33,864
Prudential Bancorp, Inc.	149	2,719
Radian Group, Inc.	4,234	88,745
Riverview Bancorp, Inc.	410	3,641
SI Financial Group, Inc.	203	3,045
Southern Missouri Bancorp, Inc.	84	3,102
Territorial Bancorp, Inc.	12	379
TFS Financial Corp.	927	14,294
Timberland Bancorp, Inc.	134	4,061
TrustCo Bank Corp. NY	1,937	17,772
United Community Financial Corp.	956	8,824
United Financial Bancorp, Inc.	948	17,358
Walker & Dunlop, Inc.(b)	559	30,683
Washington Federal, Inc.	1,670	58,116
Waterstone Financial, Inc.	563	10,810
Western New England Bancorp, Inc.	558	5,887
WSFS Financial Corp.	621	30,864

		1,278,468
Tobacco — 0.1%
Turning Point Brands, Inc.(b)	122	2,135
Universal Corp.	471	27,012
Vector Group Ltd.	1,914	39,773

		68,920
Trading Companies & Distributors — 1.4%
Aceto Corp.	602	6,062
Air Lease Corp.	1,809	78,601
Aircastle Ltd.	950	22,097
Applied Industrial Technologies, Inc.	764	48,629
Beacon Roofing Supply, Inc.(b)	1,179	65,328
CAI International, Inc.(b)	303	11,217
DXP Enterprises, Inc.(b)	329	10,551
EnviroStar, Inc.(a)	72	1,922
Foundation Building Materials, Inc.(b)	243	3,268
GATX Corp.	749	44,498
GMS, Inc.(b)	536	18,251
H&E Equipment Services, Inc.	634	20,884
HD Supply Holdings, Inc.(b)	3,947	139,684
Herc Holdings, Inc.(b)	467	22,631
Huttig Building Products, Inc.(b)	453	3,044
Kaman Corp.	540	30,208
Lawson Products, Inc.(b)	117	2,943
MRC Global, Inc.(b)	1,823	31,264
MSC Industrial Direct Co., Inc., Class A	847	70,216
Nexeo Solutions, Inc.(b)	454	3,355
NOW, Inc.(b)	2,092	26,192
Rush Enterprises, Inc., Class A(b)	596	30,265
Rush Enterprises, Inc., Class B(b)	112	5,330

	Shares	Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)(b)	680	$43,187
Textainer Group Holdings Ltd.(b)	550	10,753
Titan Machinery, Inc.(b)	378	5,628
Triton International Ltd.(b)	851	33,955
United Rentals, Inc.(b)	1,644	232,593
Univar, Inc.(b)	2,072	61,642
Veritiv Corp.(b)	227	7,298
Watsco, Inc.	573	95,445
WESCO International, Inc.(b)	980	61,887
Willis Lease Finance Corp.(b)	56	1,405

		1,250,233
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,526	106,133
Wesco Aircraft Holdings, Inc.(a)(b)	1,183	10,706

		116,839
Water Utilities — 0.3%
American States Water Co.	714	38,377
Aqua America, Inc.	3,492	123,896
AquaVenture Holdings Ltd.(b)	216	2,629
Artesian Resources Corp., Class A	143	5,809
Cadiz, Inc.(b)	372	4,929
California Water Service Group	952	39,984
Connecticut Water Service, Inc.	209	12,962
Consolidated Water Co. Ltd.	249	3,063
Global Water Resources, Inc.	179	1,684
Middlesex Water Co.	306	13,305
Pure Cycle Corp.(b)	255	1,938
SJW Corp.	313	18,564
York Water Co.	240	8,448

		275,588
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(b)	747	17,465
RingCentral, Inc., Class A(b)	1,249	52,645
Shenandoah Telecommunications Co.	919	34,922
Spok Holdings, Inc.	439	7,441
Telephone & Data Systems, Inc.	1,950	56,843
United States Cellular Corp.(b)	263	9,623

		178,939

Total Common Stocks — 98.9%		91,020,205

Investment Companies

United States — 0.3%
iShares Russell 2000 ETF(e)	975	145,528

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States (continued)
iShares Russell Mid-Cap ETF(e)	681	$136,418

Total Investment Companies — 0.3%		281,946

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(b)(c)	470	1,149

Total Long-Term Investments — 99.2% (Cost — $77,419,549)		91,303,300

	Shares	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(d)(e)(f)	8,719,494	$8,721,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%(d)(e)	812,380	812,380

Total Short-Term Securities — 10.4% (Cost — $9,534,317)		9,533,618

Total Investments — 109.6% (Cost — $86,953,866)		100,836,918
Liabilities in Excess of Other Assets — (9.6)%		(8,797,323)

Net Assets — 100.0%		$92,039,595

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased		Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,424,989	—		(3,705,495	)(c)	8,719,494	$8,721,238	$21,769	(d)	$(114)	$(699)
BlackRock Cash Funds: Treasury, SL Agency Shares	373,297	439,083	(b)	—		812,380	812,380	911		—	—
PennyMac Mortgage Investment Trust	983	—		—		983	15,787	462		—	(1,514)
iShares Russell 2000 ETF	1,394	4,741		(5,160)		975	145,528	821		13,900	2,018
iShares Russell Mid-Cap ETF	600	3,350		(3,269)		681	136,418	1,427		6,079	3,236

Total							$9,831,351	$25,390		$19,865	$3,041

(a)	Includes net capital gain distributions.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Portfolio Abbreviations

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	5	December 2017	$376	$2,402
S&P MidCap 400 E-Mini Index	1	December 2017	183	(413)

Total				$1,989

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$91,016,910	$3,295	$—	$91,020,205
Investment Companies	281,946	—	—	281,946
Rights	—	—	1,149	1,149
Short-Term Securities	9,533,618	—	—	9,533,618

Total	$100,832,474	$3,295	$1,149	$100,836,918

Derivative Financial Instruments(b)
Assets:
Equity contracts	$2,402	$—	$—	$2,402
Liabilities:
Equity contracts	(413)	—	—	(413)

Total	$1,989	$—	$—	$1,989

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
AAR Corp.	576	$22,401
Aerojet Rocketdyne Holdings, Inc.(a)	1,957	61,802
Aerovironment, Inc.(a)	274	14,018
Arconic, Inc.	9,966	250,346
Astronics Corp.(a)	299	10,286
Axon Enterprise, Inc.(a)(b)	1,444	33,169
Boeing Co.	14,044	3,623,071
Cubic Corp.	548	29,893
Curtiss-Wright Corp.	1,198	141,663
Ducommun, Inc.(a)	229	7,550
Engility Holdings, Inc.(a)	406	13,670
Esterline Technologies Corp.(a)	696	66,016
General Dynamics Corp.	6,483	1,315,919
HEICO Corp.(b)	477	43,254
HEICO Corp., Class A	1,524	115,976
Hexcel Corp.	2,360	143,228
Huntington Ingalls Industries, Inc.	1,172	272,877
KEYW Holding Corp.(a)(b)	934	7,052
KLX, Inc.(a)	1,279	70,166
Kratos Defense & Security Solutions, Inc.(a)	2,453	29,534
L3 Technologies, Inc.	1,987	371,927
Lockheed Martin Corp.	6,238	1,922,302
Moog, Inc., Class A(a)	1,056	92,675
National Presto Industries, Inc.	82	9,586
Northrop Grumman Corp.	4,018	1,187,439
Orbital ATK, Inc.	1,415	188,096
Raytheon Co.	7,283	1,312,397
Rockwell Collins, Inc.	4,076	552,706
Sparton Corp.(a)	231	5,380
Spirit Aerosystems Holdings, Inc., Class A	2,995	239,899
Teledyne Technologies, Inc.(a)	913	155,173
Textron, Inc.	6,431	339,171
TransDigm Group, Inc.	1,207	334,942
Triumph Group, Inc.	1,299	40,334
United Technologies Corp.	18,809	2,252,686
Vectrus, Inc.(a)	359	10,953

		15,287,557
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.(a)	1,842	44,576
Atlas Air Worldwide Holdings, Inc.(a)	475	29,141
C.H. Robinson Worldwide, Inc.	3,526	276,897
Echo Global Logistics, Inc.(a)	550	13,228
Expeditors International of Washington, Inc.	4,508	263,177
FedEx Corp.	6,256	1,412,667
Forward Air Corp.	1,199	68,871
Hub Group, Inc., Class A(a)	1,099	47,587
Park-Ohio Holdings Corp.	132	6,224

	Shares	Value
Air Freight & Logistics (continued)
Radiant Logistics, Inc.(a)	1,065	$5,197
United Parcel Service, Inc., Class B	17,378	2,042,554
XPO Logistics, Inc.(a)(b)	3,164	219,423

		4,429,542
Airlines — 0.5%
Alaska Air Group, Inc.	2,951	194,855
Allegiant Travel Co.	307	41,875
American Airlines Group, Inc.	11,233	525,929
Copa Holdings SA, Class A	806	99,291
Delta Air Lines, Inc.	16,582	829,647
Hawaiian Holdings, Inc.	1,184	39,664
JetBlue Airways Corp.(a)	8,396	160,783
SkyWest, Inc.	1,235	58,169
Southwest Airlines Co.	14,195	764,543
Spirit Airlines, Inc.(a)(b)	1,980	73,438
United Continental Holdings, Inc.(a)	6,948	406,319

		3,194,513
Auto Components — 0.5%
Adient PLC	2,480	209,213
Allison Transmission Holdings, Inc.	3,608	153,304
American Axle & Manufacturing Holdings, Inc.(a)	2,102	37,395
BorgWarner, Inc.	5,437	286,639
Cooper Tire & Rubber Co.	1,248	40,934
Cooper-Standard Holding, Inc.(a)	383	42,697
Dana, Inc.	3,424	104,398
Delphi Automotive PLC	6,926	688,306
Dorman Products, Inc.(a)(b)	620	42,848
Fox Factory Holding Corp.(a)	691	29,402
Gentex Corp.	7,513	145,827
Gentherm, Inc.(a)	724	24,254
Goodyear Tire & Rubber Co.	6,267	191,707
Horizon Global Corp.(a)	519	8,423
Johnson Controls International PLC	23,727	982,102
LCI Industries	539	66,728
Lear Corp.	1,796	315,360
Modine Manufacturing Co.(a)	686	14,440
Motorcar Parts of America, Inc.(a)	249	7,199
Spartan Motors, Inc.	620	10,013
Standard Motor Products, Inc.	386	16,857
Stoneridge, Inc.(a)	452	10,278
Superior Industries International, Inc.	483	7,511
Tenneco, Inc.	1,503	87,339
Tower International, Inc.	322	9,789
Visteon Corp.(a)	826	104,109

		3,637,072
Automobiles — 0.6%
Ford Motor Co.	97,950	1,201,859
General Motors Co.	33,217	1,427,667

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Automobiles (continued)
Harley-Davidson, Inc.	4,401	$208,343
Tesla, Inc.(a)(b)	3,308	1,096,701
Thor Industries, Inc.	1,273	173,408
Winnebago Industries, Inc.	515	25,312

		4,133,290
Banks — 6.6%
1st Source Corp.	180	9,236
Access National Corp.	555	16,151
ACNB Corp.	387	10,797
Allegiance Bancshares, Inc.(a)	408	15,994
American National Bankshares, Inc.	234	9,161
Ameris Bancorp	882	42,248
Ames National Corp.	233	6,943
Arrow Financial Corp.	442	15,603
Associated Banc-Corp	3,670	92,851
Bancfirst Corp.	190	10,384
Banco Latinoamericano de Comercio Exterior SA	516	14,463
BancorpSouth, Inc.	2,073	65,507
Bank of America Corp.	248,686	6,811,510
Bank of Hawaii Corp.	882	71,980
Bank of the Ozarks, Inc.	3,020	140,792
BankUnited, Inc.	2,848	99,253
Bankwell Financial Group, Inc.	1,339	49,007
Banner Corp.	592	33,933
Bar Harbor Bankshares	2,164	65,418
BB&T Corp.	20,477	1,008,287
Blue Hills Bancorp, Inc.	840	18,228
BOK Financial Corp.	589	50,931
Boston Private Financial Holdings, Inc.	4,725	75,127
Bridge Bancorp, Inc.	369	13,100
Bryn Mawr Bank Corp.	476	20,873
Camden National Corp.	528	22,794
Capital Bank Financial Corp., Class A	303	12,302
Carolina Financial Corp.	506	18,646
Cathay General Bancorp	2,019	84,394
Centerstate Bank Corp.	3,196	85,141
Central Pacific Financial Corp.	427	13,288
Chemical Financial Corp.	1,425	75,083
CIT Group, Inc.	3,490	162,704
Citigroup, Inc.	68,630	5,044,305
Citizens & Northern Corp.	2,734	66,792
Citizens Financial Group, Inc.	13,002	494,206
City Holding Co.	249	17,552
CoBiz Financial, Inc.	792	16,188
Codorus Valley Bancorp, Inc.	309	9,800
Columbia Banking System, Inc.	2,195	95,504
Comerica, Inc.	4,319	339,344
Commerce Bancshares, Inc.	2,676	155,636
Community Bank System, Inc.	1,163	64,302

	Shares	Value
Banks (continued)
Community Trust Bancorp, Inc.	312	$15,070
ConnectOne Bancorp, Inc.	619	16,620
Cullen/Frost Bankers, Inc.	1,418	139,673
Customers Bancorp, Inc.(a)	320	8,749
CVB Financial Corp.	3,868	92,290
Eagle Bancorp, Inc.(a)	521	34,725
East West Bancorp, Inc.	3,363	201,242
Enterprise Financial Services Corp.	346	15,086
Farmers Capital Bank Corp.	262	10,899
FCB Financial Holdings, Inc., Class A(a)	513	23,957
Fidelity Southern Corp.	744	16,316
Fifth Third Bancorp	19,831	573,116
Financial Institutions, Inc.	439	14,399
First Bancorp, Inc.	314	9,800
First BanCorp, Puerto Rico(a)	9,243	47,601
First Bancorp/Southern Pines NC	584	21,433
First Busey Corp.	686	21,348
First Business Financial Services, Inc.	443	9,848
First Citizens BancShares, Inc., Class A	164	66,420
First Commonwealth Financial Corp.	1,105	16,089
First Community Bancshares, Inc.	576	17,205
First Financial Bancorp	1,627	44,417
First Financial Bankshares, Inc.	1,943	88,698
First Financial Corp.	269	12,778
First Foundation, Inc.(a)	1,126	20,842
First Hawaiian, Inc.	1,926	56,316
First Horizon National Corp.	5,041	94,620
First Interstate Bancsystem, Inc., Class A	383	15,052
First Merchants Corp.	616	26,488
First Midwest Bancorp, Inc.	3,356	77,490
First of Long Island Corp.	640	20,192
First Republic Bank	4,183	407,424
FNB Corp.	6,894	93,000
Franklin Financial Network, Inc.(a)	413	14,166
Fulton Financial Corp.	2,904	52,853
German American Bancorp, Inc.	625	22,487
Glacier Bancorp, Inc.	2,406	91,332
Great Southern Bancorp, Inc.	266	14,298
Great Western Bancorp, Inc.	1,678	68,110
Green Bancorp, Inc.(a)(b)	1,713	37,943
Guaranty Bancorp	3,154	89,731
Hancock Holding Co.	2,361	115,099
Hanmi Financial Corp.	471	14,483
Heartland Financial USA, Inc.	347	17,090
Heritage Commerce Corp.	1,357	20,871
Heritage Financial Corp.	731	22,295
Home BancShares, Inc.	3,617	81,310
HomeTrust Bancshares, Inc.(a)	642	16,852
Hope Bancorp, Inc.	3,638	67,121

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Banks (continued)
Horizon Bancorp	598	$16,457
Huntington Bancshares, Inc.	26,899	371,206
Iberiabank Corp.	1,353	99,784
Independent Bank Corp.	1,342	51,870
Independent Bank Group, Inc.	753	47,364
International Bancshares Corp.	1,955	79,373
Investors Bancorp, Inc.	6,086	83,682
JPMorgan Chase & Co.	88,861	8,940,305
KeyCorp	26,618	485,778
Lakeland Bancorp, Inc.	1,021	20,982
Lakeland Financial Corp.	316	15,256
LCNB Corp.	345	7,038
LegacyTexas Financial Group, Inc.	863	34,425
Live Oak Bancshares, Inc.	1,778	42,139
M&T Bank Corp.	3,647	608,210
Macatawa Bank Corp.	816	8,193
MainSource Financial Group, Inc.	511	19,260
MB Financial, Inc.	1,595	73,274
MBT Financial Corp.	784	8,271
Mercantile Bank Corp.	497	17,942
Midland States Bancorp, Inc.	1,348	43,743
MutualFirst Financial, Inc.	253	9,791
National Bank Holdings Corp., Class A	665	21,825
National Bankshares, Inc.	185	8,196
NBT Bancorp, Inc.	716	27,308
Nicolet Bankshares, Inc.(a)	324	18,449
OFG Bancorp	1,049	9,336
Old Line Bancshares, Inc.	322	9,708
Old National Bancorp	2,410	43,862
Opus Bank(a)	316	8,184
Orrstown Financial Services, Inc.	348	8,874
Pacific Continental Corp.	915	25,620
Pacific Premier Bancorp, Inc.(a)	2,132	86,133
PacWest Bancorp	3,358	162,259
Park National Corp.	310	34,035
Park Sterling Corp.	2,049	25,756
Peapack Gladstone Financial Corp.	523	18,143
Penns Woods Bancorp, Inc.	162	7,844
Peoples Bancorp, Inc.	664	21,992
Peoples Financial Services Corp.	169	7,662
Pinnacle Financial Partners, Inc.	1,785	118,167
PNC Financial Services Group, Inc.(f)	12,151	1,662,135
Popular, Inc.	2,812	103,144
Preferred Bank	405	25,001
Premier Financial Bancorp, Inc.	400	8,280
Prosperity Bancshares, Inc.	1,572	103,406
QCR Holdings, Inc.	413	19,721
Regions Financial Corp.	29,695	459,679
Renasant Corp.	687	28,442
Republic First Bancorp, Inc.(a)	1,213	11,220
S&T Bancorp, Inc.	563	23,021
Sandy Spring Bancorp, Inc.	402	16,245

	Shares	Value
Banks (continued)
Seacoast Banking Corp. of Florida(a)	515	$12,767
ServisFirst Bancshares, Inc.	1,364	55,938
Signature Bank(a)	1,341	174,343
Simmons First National Corp., Class A	633	36,524
South State Corp.	686	61,774
Southern First Bancshares, Inc.(a)	1,575	60,716
Southside Bancshares, Inc.	1,930	68,341
State Bank Financial Corp.	612	17,693
Sterling Bancorp	4,355	109,093
Stock Yards Bancorp, Inc.	496	18,724
Summit Financial Group, Inc.	488	13,274
SunTrust Banks, Inc.	12,300	740,583
SVB Financial Group(a)	1,295	283,968
Synovus Financial Corp.	3,004	140,737
TCF Financial Corp.	4,103	74,757
Texas Capital Bancshares, Inc.(a)	1,894	162,979
Tompkins Financial Corp.	237	20,647
TowneBank	886	29,681
Trico Bancshares	439	18,183
Tristate Capital Holdings, Inc.(a)	771	17,463
Triumph Bancorp, Inc.(a)	569	17,639
Trustmark Corp.	1,081	35,608
U.S. Bancorp	39,787	2,163,617
UMB Financial Corp.	908	66,765
Umpqua Holdings Corp.	4,658	95,303
Union Bankshares Corp.	1,170	40,377
Union Bankshares, Inc.(b)	330	16,236
United Bankshares, Inc.	2,865	102,997
United Community Banks, Inc.	1,961	53,771
Univest Corp. of Pennsylvania	396	11,603
Valley National Bancorp	6,763	77,774
Veritex Holdings, Inc.(a)	1,950	51,402
Washington Trust Bancorp, Inc.	276	15,318
WashingtonFirst Bankshares, Inc.	301	10,517
Webster Financial Corp.	1,967	108,165
Wells Fargo & Co.	112,928	6,339,778
WesBanco, Inc.	1,029	41,572
Westamerica BanCorp	648	37,733
Western Alliance Bancorp(a)	2,496	139,277
Wintrust Financial Corp.	1,524	123,886
Zions Bancorporation	4,931	229,094

		44,725,609
Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)	166	29,556
Brown-Forman Corp., Class A	1,148	65,815
Brown-Forman Corp., Class B	4,587	261,551
Coca-Cola Bottling Co. Consolidated	89	20,075
Coca-Cola Co.	96,608	4,442,082
Constellation Brands, Inc., Class A	4,033	883,590
Craft Brew Alliance, Inc.(a)(b)	284	5,183

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Beverages (continued)
Dr. Pepper Snapple Group, Inc.	4,545	$389,325
MGP Ingredients, Inc.	219	14,883
Molson Coors Brewing Co., Class B	4,282	346,285
Monster Beverage Corp.(a)	10,622	615,332
National Beverage Corp.	227	22,223
PepsiCo, Inc.	35,838	3,950,423
Primo Water Corp.(a)	879	9,678

		11,056,001
Biotechnology — 3.1%
AbbVie, Inc.	40,351	3,641,768
ACADIA Pharmaceuticals, Inc.(a)	2,668	92,926
Acceleron Pharma, Inc.(a)(b)	555	21,645
Achillion Pharmaceuticals, Inc.(a)	2,422	9,736
Acorda Therapeutics, Inc.(a)(b)	1,558	41,404
Adamas Pharmaceuticals, Inc.(a)	202	4,981
Aduro Biotech, Inc.(a)	478	3,800
Advaxis, Inc.(a)(b)	420	1,428
Agenus, Inc.(a)(b)	860	3,148
Agios Pharmaceuticals, Inc.(a)(b)	1,226	78,795
Aimmune Therapeutics, Inc.(a)	432	12,558
Akebia Therapeutics, Inc.(a)	1,893	34,358
Alder Biopharmaceuticals, Inc.(a)(b)	843	9,484
Alexion Pharmaceuticals, Inc.(a)	5,579	667,583
Alkermes PLC(a)	3,840	187,238
Alnylam Pharmaceuticals, Inc.(a)	1,910	232,714
AMAG Pharmaceuticals, Inc.(a)	692	10,864
Amgen, Inc.	18,679	3,272,934
Amicus Therapeutics, Inc.(a)(b)	4,236	60,321
Anavex Life Sciences Corp.(a)(b)	580	2,448
Ardelyx, Inc.(a)	547	2,926
Arena Pharmaceuticals, Inc.(a)	2,249	63,039
Array BioPharma, Inc.(a)	4,561	47,662
Atara Biotherapeutics, Inc.(a)(b)	449	6,376
Athersys, Inc.(a)(b)	1,234	2,271
Avexis, Inc.(a)	610	63,751
Axovant Sciences Ltd.(a)	1,114	5,837
Bellicum Pharmaceuticals, Inc.(a)(b)	229	2,157
BioCryst Pharmaceuticals, Inc.(a)	2,094	9,423
Biogen, Inc.(a)	5,394	1,681,094
BioMarin Pharmaceutical, Inc.(a)	4,443	364,726
Biospecifics Technologies Corp.(a)	73	3,341
BioTime, Inc.(a)	1,303	3,127
Bioverativ, Inc.(a)	2,811	158,822
Bluebird Bio, Inc.(a)	1,140	158,574
Blueprint Medicines Corp.(a)(b)	966	64,162
Calithera Biosciences, Inc.(a)	1,548	24,923
Cara Therapeutics, Inc.(a)(b)	462	5,793
Celgene Corp.(a)	19,641	1,983,152
Celldex Therapeutics, Inc.(a)	2,655	6,478
ChemoCentryx, Inc.(a)	482	3,167
Chimerix, Inc.(a)	931	4,581

	Shares	Value
Biotechnology (continued)
Clovis Oncology, Inc.(a)	1,105	$83,284
Coherus Biosciences, Inc.(a)	566	6,368
Concert Pharmaceuticals, Inc.(a)	219	3,734
Curis, Inc.(a)	1,975	3,121
Cytokinetics, Inc.(a)(b)	1,286	17,554
CytomX Therapeutics, Inc.(a)	253	5,060
Dynavax Technologies Corp.(a)	1,635	35,970
Eagle Pharmaceuticals, Inc.(a)(b)	156	8,385
Edge Therapeutics, Inc.(a)	255	2,769
Editas Medicine, Inc.(a)	1,393	34,546
Emergent Biosolutions, Inc.(a)	869	35,620
Enanta Pharmaceuticals, Inc.(a)	421	20,911
Epizyme, Inc.(a)	581	9,703
Esperion Therapeutics, Inc.(a)	354	16,192
Exact Sciences Corp.(a)	2,903	159,636
Exelixis, Inc.(a)	7,355	182,330
FibroGen, Inc.(a)	1,852	103,434
Five Prime Therapeutics, Inc.(a)(b)	764	34,273
Flexion Therapeutics, Inc.(a)(b)	493	10,851
Foundation Medicine, Inc.(a)	293	13,185
Genomic Health, Inc.(a)	261	8,558
Geron Corp.(a)	2,354	5,297
Gilead Sciences, Inc.	32,927	2,468,208
Global Blood Therapeutics, Inc.(a)	1,180	46,964
Halozyme Therapeutics, Inc.(a)	3,170	56,204
Heron Therapeutics, Inc.(a)	1,968	30,209
Idera Pharmaceuticals, Inc.(a)	2,309	3,602
Ignyta, Inc.(a)	481	7,407
ImmunoGen, Inc.(a)	2,093	12,139
Immunomedics, Inc.(a)	2,763	29,619
Incyte Corp.(a)	4,246	480,860
Innoviva, Inc.(a)	2,582	31,604
Inovio Pharmaceuticals, Inc.(a)	806	4,699
Insmed, Inc.(a)	2,474	66,823
Insys Therapeutics, Inc.(a)(b)	259	1,334
Intercept Pharmaceuticals, Inc.(a)(b)	488	30,075
Intrexon Corp.(a)(b)	1,092	17,854
Invitae Corp.(a)	635	5,359
Ionis Pharmaceuticals, Inc.(a)(b)	3,260	186,179
Iovance Biotherapeutics, Inc.(a)(b)	1,066	8,288
Ironwood Pharmaceuticals, Inc.(a)	3,329	51,200
Juno Therapeutics, Inc.(a)(b)	1,514	67,994
Karyopharm Therapeutics, Inc.(a)	521	5,319
Keryx Biopharmaceuticals, Inc.(a)	1,317	8,534
La Jolla Pharmaceutical Co.(a)	192	6,597
Lexicon Pharmaceuticals, Inc.(a)(b)	862	8,784
Ligand Pharmaceuticals, Inc.(a)	551	80,088
Loxo Oncology, Inc.(a)	528	45,493
MacroGenics, Inc.(a)	529	10,469
MediciNova, Inc.(a)	353	2,510
Merrimack Pharmaceuticals, Inc.	203	2,383
MiMedx Group, Inc.(a)(b)	3,418	43,340

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Biotechnology (continued)
Minerva Neurosciences, Inc.(a)	223	$1,405
Momenta Pharmaceuticals, Inc.(a)	2,983	42,060
Myriad Genetics, Inc.(a)	1,797	61,601
Natera, Inc.(a)	274	3,011
Neurocrine Biosciences, Inc.(a)(b)	2,159	134,096
NewLink Genetics Corp.(a)	181	1,694
Novavax, Inc.(a)(b)	5,716	6,230
OPKO Health, Inc.(a)	7,590	51,081
Organovo Holdings, Inc.(a)(b)	1,130	1,797
Otonomy, Inc.(a)(b)	261	776
PDL BioPharma, Inc.(a)	4,251	12,583
Portola Pharmaceuticals, Inc.(a)	1,287	63,591
Progenics Pharmaceuticals, Inc.(a)	1,204	7,453
Protagonist Therapeutics, Inc.(a)	153	2,290
Prothena Corp. PLC(a)	1,072	62,230
PTC Therapeutics, Inc.(a)(b)	727	13,624
Puma Biotechnology, Inc.(a)	734	93,438
Radius Health, Inc.(a)(b)	1,241	39,849
Regeneron Pharmaceuticals, Inc.(a)	2,007	808,058
REGENXBIO, Inc.(a)	1,285	38,486
Repligen Corp.(a)	657	24,440
Retrophin, Inc.(a)	615	15,295
Rigel Pharmaceuticals, Inc.(a)	1,849	6,934
Sage Therapeutics, Inc.(a)	816	51,637
Sangamo Therapeutics, Inc.(a)	3,379	41,900
Sarepta Therapeutics, Inc.(a)	1,335	65,829
Seattle Genetics, Inc.(a)(b)	2,530	155,114
Seres Therapeutics, Inc.(a)	199	1,998
Spark Therapeutics, Inc.(a)(b)	675	54,608
Spectrum Pharmaceuticals, Inc.(a)	1,047	20,511
Stemline Therapeutics, Inc.(a)(b)	346	4,723
Synergy Pharmaceuticals, Inc.(a)(b)	9,204	25,127
TESARO, Inc.(a)(b)	986	114,149
Tetraphase Pharmaceuticals, Inc.(a)	851	5,115
TG Therapeutics, Inc.(a)	1,735	14,140
Trevena, Inc.(a)	537	806
Ultragenyx Pharmaceutical, Inc.(a)	938	43,232
United Therapeutics Corp.(a)	1,136	134,718
Vanda Pharmaceuticals, Inc.(a)	666	10,456
Versartis, Inc.(a)	676	1,217
Vertex Pharmaceuticals, Inc.(a)	6,446	942,599
XBiotech, Inc.(a)(b)	186	792
Xencor, Inc.(a)	1,364	26,980
ZIOPHARM Oncology, Inc.(a)(b)	2,000	9,320

		20,893,427
Building Products — 0.3%
AAON, Inc.	790	27,650
Advanced Drainage Systems, Inc.	647	12,649
Allegion PLC	2,411	201,053
Ameresco, Inc., Class A(a)(b)	2,508	19,312

	Shares	Value
Building Products (continued)
American Woodmark Corp.(a)	274	$26,468
AO Smith Corp.	3,637	215,310
Apogee Enterprises, Inc.	558	26,633
Armstrong Flooring, Inc.(a)	377	5,580
Armstrong World Industries, Inc.(a)	1,159	59,225
Builders FirstSource, Inc.(a)	3,122	56,258
Caesarstone Ltd.(a)	516	14,603
Continental Building Products, Inc.(a)	596	15,913
CSW Industrials, Inc.(a)(b)	435	21,337
Fortune Brands Home & Security, Inc.	3,851	254,397
Gibraltar Industries, Inc.(a)	600	19,950
Griffon Corp.	454	10,238
Insteel Industries, Inc.	261	6,669
JELD-WEN Holding, Inc.(a)	2,512	92,643
Lennox International, Inc.	963	184,058
Masco Corp.	8,008	318,918
Masonite International Corp.(a)	947	63,544
NCI Building Systems, Inc.(a)(b)	625	9,969
Owens Corning	2,799	231,449
Patrick Industries, Inc.(a)	508	47,244
PGT Innovations, Inc.(a)	761	10,730
Ply Gem Holdings, Inc.(a)	364	6,152
Quanex Building Products Corp.	446	9,790
Simpson Manufacturing Co., Inc.	1,080	60,199
Trex Co., Inc.(a)	730	79,898
Universal Forest Products, Inc.	485	54,756
USG Corp.(a)(b)	2,327	79,886

		2,242,481
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	1,427	266,135
Ameriprise Financial, Inc.	3,817	597,513
Artisan Partners Asset Management, Inc., Class A	1,678	57,723
Associated Capital Group, Inc., Class A	152	5,639
B. Riley Financial, Inc.	227	3,780
Bank of New York Mellon Corp.	25,265	1,299,884
BGC Partners, Inc., Class A	5,772	87,561
BlackRock, Inc.(f)	3,115	1,466,635
Charles Schwab Corp.	30,136	1,351,298
CME Group, Inc.	8,615	1,181,720
Cohen & Steers, Inc.	390	16,961
Cowen, Inc., Class A(a)	773	11,595
Diamond Hill Investment Group, Inc.	56	11,868
Donnelley Financial Solutions, Inc.(a)	406	8,729
E*Trade Financial Corp.(a)	6,952	303,038
Eaton Vance Corp.	2,759	139,247
Evercore, Inc., Class A	930	74,493
Federated Investors, Inc., Class B	1,311	40,733

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Capital Markets (continued)
Financial Engines, Inc.	1,437	$51,876
Franklin Resources, Inc.	8,681	365,730
Gain Capital Holdings, Inc.	726	5,358
Goldman Sachs Group, Inc.	9,217	2,234,938
Greenhill & Co., Inc.	453	8,290
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	739	17,780
HFF, Inc., Class A	701	30,746
Houlihan Lokey, Inc.	453	18,858
INTL. FCStone, Inc.(a)	199	8,260
Invesco Ltd.	10,120	362,195
Ladenburg Thalmann Financial Services, Inc.	380	1,163
Lazard Ltd., Class A	3,357	159,592
Legg Mason, Inc.	2,443	93,274
LPL Financial Holdings, Inc.	2,333	115,740
Marcus & Millichap, Inc.(a)	477	13,556
Moelis & Co., Class A	2,153	92,041
Morgan Stanley	33,442	1,672,150
Northern Trust Corp.	5,339	499,303
OM Asset Management PLC	855	13,064
Oppenheimer Holdings, Inc., Class A	269	5,851
Piper Jaffray Cos.	266	19,445
PJT Partners, Inc., Class A	381	14,707
Raymond James Financial, Inc.	3,165	268,329
Safeguard Scientifics, Inc.(a)	589	8,305
SEI Investments Co.	3,460	223,205
State Street Corp.	9,397	864,524
Stifel Financial Corp.	1,834	97,257
T. Rowe Price Group, Inc.	5,994	556,843
TD Ameritrade Holding Corp.	6,239	311,888
Virtu Financial, Inc., Class A	804	11,377
Virtus Investment Partners, Inc.	98	11,407
Waddell & Reed Financial, Inc., Class A	2,763	51,640
Westwood Holdings Group, Inc.	168	10,903
WisdomTree Investments, Inc.	2,265	25,119

		15,169,266
Chemicals — 2.3%
A. Schulman, Inc.	547	21,497
AdvanSix, Inc.(a)	1,050	48,583
Air Products & Chemicals, Inc.	5,444	867,937
Albemarle Corp.	2,768	389,984
American Vanguard Corp.	632	14,220
Ashland Global Holdings, Inc.	1,745	118,625
Axalta Coating Systems Ltd.(a)	5,574	185,335
Balchem Corp.	746	62,880
Cabot Corp.	1,678	102,291
Calgon Carbon Corp.	890	19,313
Celanese Corp., Series A	3,532	368,423
CF Industries Holdings, Inc.	5,991	227,538
Chase Corp.	109	12,944

	Shares	Value
Chemicals (continued)
Chemours Co.	4,635	$262,387
Codexis, Inc.(a)(b)	807	4,963
DowDuPont, Inc.	58,849	4,255,443
Eastman Chemical Co.	3,736	339,266
Ecolab, Inc.	6,332	827,339
Ferro Corp.(a)	2,525	60,145
Flotek Industries, Inc.(a)	1,115	5,486
FMC Corp.	3,352	311,267
GCP Applied Technologies, Inc.(a)	1,898	55,516
Hawkins, Inc.	210	8,001
HB Fuller Co.	1,285	73,078
Huntsman Corp.	5,164	165,351
Ingevity Corp.(a)	1,059	75,433
Innophos Holdings, Inc.	357	17,468
Innospec, Inc.	470	29,069
International Flavors & Fragrances, Inc.	1,977	291,449
KMG Chemicals, Inc.	107	5,899
Koppers Holdings, Inc.(a)	682	33,111
Kraton Corp.(a)	594	29,124
Landec Corp.(a)	899	11,912
LSB Industries, Inc.(a)	74	559
LyondellBasell Industries NV, Class A	8,158	844,598
Minerals Technologies, Inc.	798	57,376
Monsanto Co.	11,036	1,336,460
Mosaic Co.	9,020	201,507
NewMarket Corp.	165	66,064
Olin Corp.	4,230	154,522
OMNOVA Solutions, Inc.(a)	1,355	14,973
Platform Specialty Products Corp.(a)(b)	6,523	69,796
PolyOne Corp.	1,736	79,978
PPG Industries, Inc.	6,590	766,022
Praxair, Inc.	7,271	1,062,439
Quaker Chemical Corp.	362	56,226
Rayonier Advanced Materials, Inc.	841	12,085
RPM International, Inc.	3,394	181,002
Scotts Miracle-Gro Co., Class A	1,111	110,678
Sensient Technologies Corp.	1,195	90,880
Sherwin-Williams Co.	2,076	820,331
Stepan Co.	356	28,430
Trecora Resources(a)	733	8,906
Tredegar Corp.	681	13,177
Trinseo SA	1,156	82,076
Tronox Ltd., Class A	1,229	32,532
Valvoline, Inc.	5,329	128,003
Versum Materials, Inc.	3,024	127,250
Westlake Chemical Corp.	854	72,513
WR Grace & Co.	1,645	125,826

		15,845,486
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	1,274	53,470

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Commercial Services & Supplies (continued)
ACCO Brands Corp.(a)	2,042	$26,648
Advanced Disposal Services, Inc.(a)	730	18,192
Aqua Metals, Inc.(a)(b)	1,057	4,207
ARC Document Solutions, Inc.(a)	941	4,159
Brink’s Co.	1,070	81,427
Casella Waste Systems, Inc., Class A(a)	782	14,436
Ceco Environmental Corp.	925	8,112
Cintas Corp.	2,131	317,604
Clean Harbors, Inc.(a)	1,173	62,767
Copart, Inc.(a)	5,170	187,619
Covanta Holding Corp.	3,235	52,084
Deluxe Corp.	1,071	74,595
Encore Capital Group, Inc.(a)	330	15,329
Ennis, Inc.	495	9,974
Essendant, Inc.	636	6,156
Healthcare Services Group, Inc.	1,716	90,759
Heritage-Crystal Clean, Inc.(a)	397	7,761
Herman Miller, Inc.	1,453	48,821
HNI Corp.	1,046	35,794
InnerWorkings, Inc.(a)	577	6,278
Interface, Inc.	1,200	27,360
Iron Mountain, Inc.	6,581	263,240
KAR Auction Services, Inc.	3,488	165,087
Kimball International, Inc., Class B	1,050	20,129
Knoll, Inc.	939	19,926
LSC Communications, Inc.	406	6,569
McGrath RentCorp	1,175	52,522
Mobile Mini, Inc.	1,241	41,077
MSA Safety, Inc.	774	61,533
Multi-Color Corp.	545	45,072
Pitney Bowes, Inc.	4,306	59,164
Quad/Graphics, Inc.	390	8,888
Republic Services, Inc.	5,508	358,406
Rollins, Inc.	2,129	93,484
RR Donnelley & Sons Co.	2,845	26,174
Steelcase, Inc., Class A	2,295	33,392
Stericycle, Inc.(a)	2,029	143,755
Sykes Enterprises, Inc.(a)	779	22,544
Team, Inc.(a)(b)	528	6,494
Tetra Tech, Inc.	1,295	63,779
U.S. Ecology, Inc.	462	21,968
UniFirst Corp.	464	73,080
Viad Corp.	392	22,756
VSE Corp.	300	14,730
Waste Management, Inc.	10,916	897,050

		3,674,371
Communications Equipment — 1.1%
ADTRAN, Inc.	877	18,505
Applied Optoelectronics, Inc.(a)(b)	492	20,044
Arista Networks, Inc.(a)(b)	1,374	274,649
ARRIS International PLC(a)	5,169	147,316

	Shares	Value
Communications Equipment (continued)
Bel Fuse, Inc., Class B	206	$6,664
Brocade Communications Systems, Inc.	10,327	120,310
CalAmp Corp.(a)	488	11,092
Calix, Inc.(a)(b)	1,374	7,557
Ciena Corp.(a)	3,484	74,105
Cisco Systems, Inc.	126,380	4,315,911
Clearfield, Inc.(a)	214	2,932
CommScope Holding Co., Inc.(a)	4,651	149,483
Comtech Telecommunications Corp.	769	16,541
Digi International, Inc.(a)	916	9,526
EchoStar Corp., Class A(a)	1,063	59,475
Extreme Networks, Inc.(a)	2,054	24,648
F5 Networks, Inc.(a)	1,701	206,280
Finisar Corp.(a)	3,154	74,245
Harmonic, Inc.(a)(b)	2,232	8,258
Harris Corp.	3,150	438,858
Infinera Corp.(a)(b)	4,027	33,706
InterDigital, Inc.	833	61,101
Juniper Networks, Inc.	9,342	231,962
KVH Industries, Inc.(a)	368	4,250
Loral Space & Communications, Inc.(a)	204	9,619
Lumentum Holdings, Inc.(a)	1,626	102,682
Motorola Solutions, Inc.	4,087	370,037
NETGEAR, Inc.(a)	814	37,973
Oclaro, Inc.(a)	5,340	44,162
Palo Alto Networks, Inc.(a)	2,227	327,814
Plantronics, Inc.	930	42,185
Quantenna Communications, Inc.(a)	1,082	16,760
Sonus Networks, Inc.(a)	1,319	10,288
Ubiquiti Networks, Inc.(a)(b)	493	30,655
ViaSat, Inc.(a)(b)	1,226	79,813
Viavi Solutions, Inc.(a)	6,068	56,311

		7,445,717
Construction & Engineering — 0.2%
AECOM(a)	3,984	139,714
Aegion Corp.(a)	1,932	44,996
Argan, Inc.	230	15,813
Chicago Bridge & Iron Co. NV	2,644	36,857
Comfort Systems USA, Inc.	787	34,864
Dycom Industries, Inc.(a)	696	61,130
EMCOR Group, Inc.	1,403	112,956
Fluor Corp.	3,657	157,580
Granite Construction, Inc.	918	58,467
Great Lakes Dredge & Dock Corp.(a)(b)	1,265	6,452
IES Holdings, Inc.(a)	192	3,590
Jacobs Engineering Group, Inc.	3,117	181,441
KBR, Inc.	3,434	67,409
Layne Christensen Co.(a)(b)	427	5,641

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(a)(b)	1,468	$63,931
MYR Group, Inc.(a)	480	15,307
NV5 Global, Inc.(a)	93	5,403
Orion Group Holdings, Inc.(a)	507	3,650
Primoris Services Corp.	732	20,694
Quanta Services, Inc.(a)	3,814	143,902
Tutor Perini Corp.(a)	738	20,812

		1,200,609
Construction Materials — 0.2%
Eagle Materials, Inc.	1,230	129,851
Martin Marietta Materials, Inc.	1,571	340,671
Summit Materials, Inc., Class A(a)(b)	2,880	90,432
US Concrete, Inc.(a)	263	20,567
Vulcan Materials Co.	3,298	401,532

		983,053
Consumer Discretionary — 0.0%
American Outdoor Brands Corp.(a)	1,541	22,082
SP Plus Corp.(a)	321	12,439

		34,521
Consumer Finance — 0.7%
Ally Financial, Inc.	10,959	286,359
American Express Co.	18,523	1,769,317
Capital One Financial Corp.	12,160	1,120,909
Credit Acceptance Corp.(a)(b)	264	75,697
Discover Financial Services	9,444	628,309
Enova International, Inc.(a)	433	6,430
Ezcorp, Inc., Class A(a)	876	8,979
Green Dot Corp., Class A(a)	1,167	66,076
Navient Corp.	6,422	80,018
Nelnet, Inc., Class A	380	22,245
OneMain Holdings, Inc.(a)(b)	1,024	32,532
PRA Group, Inc.(a)	1,617	45,114
Regional Management Corp.(a)(b)	217	5,358
Santander Consumer USA Holdings, Inc.(a)	3,950	65,728
SLM Corp.(a)	10,928	115,728
Synchrony Financial	20,307	662,447
World Acceptance Corp.(a)	213	18,637

		5,009,883
Containers & Packaging — 0.4%
Aptargroup, Inc.	1,606	139,834
Ardagh Group SA	1,467	31,452
Avery Dennison Corp.	2,223	236,016
Ball Corp.	8,699	373,491
Bemis Co., Inc.	2,239	100,800
Berry Global Group, Inc.(a)	3,207	190,656
Crown Holdings, Inc.(a)	3,324	200,005
Graphic Packaging Holding Co.	7,110	110,134
Greif, Inc., Class A	953	52,920

	Shares	Value
Containers & Packaging (continued)
Myers Industries, Inc.	350	$7,560
Owens-Illinois, Inc.(a)	4,255	101,652
Packaging Corp. of America	2,336	271,607
Sealed Air Corp.	4,829	213,587
Silgan Holdings, Inc.	1,470	42,997
Sonoco Products Co.	2,688	139,212
UFP Technologies, Inc.(a)	191	5,892
WestRock Co.	6,239	382,638

		2,600,453
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,195	40,702
Genuine Parts Co.	3,892	343,391
LKQ Corp.(a)	7,870	296,620
Pool Corp.	1,076	129,959

		810,672
Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	1,114	70,884
Adtalem Global Education, Inc.	1,501	55,462
American Public Education, Inc.(a)	306	6,120
Ascent Capital Group, Inc., Class A(a)	65	731
Bright Horizons Family Solutions, Inc.(a)	1,299	112,104
Capella Education Co.	507	41,295
Career Education Corp.(a)	1,520	16,234
Carriage Services, Inc.	331	8,573
Collectors Universe, Inc.	191	4,729
Graham Holdings Co., Class B	93	51,750
Grand Canyon Education, Inc.(a)	1,216	108,844
H&R Block, Inc.	5,032	124,516
Hillenbrand, Inc.	1,417	56,042
Houghton Mifflin Harcourt Co.(a)	3,459	34,244
K12, Inc.(a)	695	11,273
Laureate Education, Inc., Class A(a)	2,233	29,855
Matthews International Corp., Class A	706	44,372
Regis Corp.(a)	590	8,809
Service Corp. International	4,731	167,761
ServiceMaster Global Holdings, Inc.(a)	3,394	159,891
Sotheby’s(a)	1,241	64,309
Strayer Education, Inc.	164	15,372
Weight Watchers International, Inc.(a)	702	31,534

		1,224,704
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)	48,215	9,013,499
Cboe Global Markets, Inc.	2,765	312,611
FactSet Research Systems, Inc.	971	184,364

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Diversified Financial Services (continued)
FNFV Group(a)	2,019	$34,828
Interactive Brokers Group, Inc., Class A	1,812	97,884
Intercontinental Exchange, Inc.	14,858	982,114
Leucadia National Corp.	8,062	203,969
MarketAxess Holdings, Inc.	917	159,558
Marlin Business Services Corp.	218	4,774
Moody’s Corp.	4,203	598,549
Morningstar, Inc.	595	50,700
MSCI, Inc.	2,192	257,253
Nasdaq, Inc.	2,833	205,817
On Deck Capital, Inc.(a)	454	2,238
PHH Corp.(a)	1,066	14,082
PICO Holdings, Inc.(a)	421	7,957
S&P Global, Inc.	6,531	1,021,905
Voya Financial, Inc.	4,774	191,724

		13,343,826
Diversified Telecommunication Services — 1.7%
8x8, Inc.(a)	3,052	40,744
AT&T, Inc.	154,894	5,212,217
ATN International, Inc.	207	11,238
CenturyLink, Inc.	13,310	252,757
Cincinnati Bell, Inc.(a)	747	14,268
Cogent Communications Holdings, Inc.	1,020	54,978
Consolidated Communications Holdings, Inc.	1,492	28,602
Frontier Communications Corp.	1,733	20,987
General Communication, Inc., Class A(a)	528	21,590
Globalstar, Inc.(a)(b)	10,666	17,172
Hawaiian Telcom Holdco, Inc.(a)	433	13,055
IDT Corp., Class B	292	3,849
Iridium Communications, Inc.(a)	1,532	18,384
Level 3 Communications, Inc.(a)	7,401	396,916
Lumos Networks Corp.(a)	416	7,471
ORBCOMM, Inc.(a)	751	8,494
pdvWireless, Inc.(a)(b)	207	5,910
SBA Communications Corp.(a)	3,002	471,854
Straight Path Communications, Inc., Class B(a)	244	44,288
Verizon Communications, Inc.	102,828	4,922,376
Vonage Holdings Corp.(a)	5,249	42,674
Windstream Holdings, Inc.	6,963	13,090
Zayo Group Holdings, Inc.(a)(b)	4,417	159,277

		11,782,191
Electric Utilities — 1.7%
ALLETE, Inc.	1,354	106,086
American Electric Power Co., Inc.	12,333	917,699
Avangrid, Inc.	1,325	68,542
Duke Energy Corp.	17,486	1,544,189
Edison International	7,823	625,449

	Shares	Value
Electric Utilities (continued)
El Paso Electric Co.	1,311	$75,383
Entergy Corp.	4,415	380,838
Eversource Energy	7,913	495,670
Exelon Corp.	24,059	967,412
FirstEnergy Corp.	11,243	370,457
Great Plains Energy, Inc.	5,468	179,514
Hawaiian Electric Industries, Inc.	2,448	89,254
IDACORP, Inc.	1,298	119,455
MGE Energy, Inc.	1,143	75,495
NextEra Energy, Inc.	11,667	1,809,202
OGE Energy Corp.	4,981	183,500
Otter Tail Corp.	899	41,309
Pinnacle West Capital Corp.	2,641	231,642
PNM Resources, Inc.	2,263	98,214
Portland General Electric Co.	2,349	112,141
PPL Corp.	17,108	642,576
Southern Co.	24,807	1,294,978
Spark Energy, Inc., Class A	1,436	20,104
Unitil Corp.	397	20,644
Westar Energy, Inc.	3,523	188,410
Xcel Energy, Inc.	12,667	627,270

		11,285,433
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,117	186,762
Allied Motion Technologies, Inc.	178	5,055
AMETEK, Inc.	5,851	394,884
Atkore International Group, Inc.(a)	1,687	32,576
AZZ, Inc.	702	33,556
Babcock & Wilcox Enterprises, Inc.(a)	834	3,653
Brady Corp., Class A	832	31,658
Eaton Corp. PLC	11,335	907,027
Emerson Electric Co.	16,303	1,050,956
Encore Wire Corp.	372	16,796
Energous Corp.(a)(b)	545	5,346
EnerSys	1,136	78,804
Franklin Electric Co., Inc.	1,139	51,824
Generac Holdings, Inc.(a)(b)	1,440	75,010
General Cable Corp.	903	18,918
Hubbell, Inc.	1,344	169,102
II-VI, Inc.(a)	1,436	64,907
LSI Industries, Inc.	297	2,064
Plug Power, Inc.(a)(b)	6,627	18,887
Powell Industries, Inc.	173	5,014
Preformed Line Products Co.	83	5,902
Regal-Beloit Corp.	1,187	96,325
Rockwell Automation, Inc.	3,222	647,042
Sensata Technologies Holding NV(a)(b)	4,448	217,552
Sunrun, Inc.(a)	588	3,375
Thermon Group Holdings, Inc.(a)	457	9,830

		4,132,825

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	7,540	$655,980
Anixter International, Inc.(a)	670	46,029
Arrow Electronics, Inc.(a)	2,196	183,564
Avnet, Inc.	3,153	125,489
AVX Corp.	510	9,608
Badger Meter, Inc.	507	22,207
Belden, Inc.	1,078	86,143
Benchmark Electronics, Inc.(a)	1,791	55,431
CDW Corp.	3,782	264,740
Cognex Corp.	2,085	256,768
Coherent, Inc.(a)	617	162,092
Control4 Corp.(a)	363	10,690
Corning, Inc.	22,686	710,330
CTS Corp.	459	12,485
Daktronics, Inc.	624	6,409
Dolby Laboratories, Inc., Class A	1,596	92,472
Electro Scientific Industries, Inc.(a)	703	12,577
Fabrinet(a)(b)	1,162	43,203
FARO Technologies, Inc.(a)	224	11,603
Fitbit, Inc., Series A(a)(b)	6,233	38,271
FLIR Systems, Inc.	3,523	164,947
Insight Enterprises, Inc.(a)	1,270	57,214
IPG Photonics Corp.(a)	890	189,490
Itron, Inc.(a)	986	77,056
Jabil, Inc.	4,365	123,442
KEMET Corp.(a)	1,594	40,950
Keysight Technologies, Inc.(a)	4,554	203,427
Kimball Electronics, Inc.(a)	871	19,162
Knowles Corp.(a)(b)	1,663	27,539
Littelfuse, Inc.	526	109,934
Maxwell Technologies, Inc.(a)	878	4,232
Mercury Systems, Inc.(a)	1,316	66,419
Mesa Laboratories, Inc.	63	10,045
Methode Electronics, Inc.	948	44,461
MTS Systems Corp.	301	15,667
National Instruments Corp.	2,646	119,070
Novanta, Inc.(a)	1,132	53,544
OSI Systems, Inc.(a)	325	28,724
Park Electrochemical Corp.	658	12,423
Plexus Corp.(a)	864	53,076
Radisys Corp.(a)(b)	1,745	2,303
Rogers Corp.(a)	490	74,519
Sanmina Corp.(a)	1,905	62,341
ScanSource, Inc.(a)	458	19,671
SYNNEX Corp.	663	89,425
Tech Data Corp.(a)	896	83,122
Trimble, Inc.(a)	6,389	261,182
TTM Technologies, Inc.(a)	2,582	40,744
Universal Display Corp.(b)	1,045	153,093
VeriFone Systems, Inc.(a)	2,765	52,756
Vishay Intertechnology, Inc.	3,295	73,314
Vishay Precision Group, Inc.(a)	235	5,769

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	1,283	$148,815

		5,293,967
Energy Equipment & Services — 0.8%
Archrock, Inc.	1,293	15,516
Baker Hughes a GE Co.	10,363	325,709
Bristow Group, Inc.	553	5,220
C&J Energy Services, Inc.(a)	1,222	34,815
CARBO Ceramics, Inc.(a)	1,879	15,558
Diamond Offshore Drilling, Inc.(a)(b)	1,152	19,273
Dril-Quip, Inc.(a)(b)	906	38,143
Ensco PLC, Class A	9,732	52,455
Era Group, Inc.(a)	614	6,607
Exterran Corp.(a)	755	24,364
Fairmount Santrol Holdings, Inc.(a)(b)	2,774	11,956
Forum Energy Technologies, Inc.(a)	1,055	15,192
Frank’s International NV	468	3,093
Geospace Technologies Corp.(a)	309	4,641
Halliburton Co.	22,215	949,469
Helix Energy Solutions Group, Inc.(a)	2,186	14,908
Helmerich & Payne, Inc.	2,791	151,579
Keane Group, Inc.(a)(b)	1,847	28,518
Matrix Service Co.(a)	641	9,038
McDermott International, Inc.(a)	9,482	62,771
Nabors Industries Ltd.	7,211	40,598
National Oilwell Varco, Inc.	9,698	331,575
Natural Gas Services Group, Inc.(a)	149	4,142
Newpark Resources, Inc.(a)	1,377	12,049
Noble Corp. PLC(a)	6,973	29,008
Oceaneering International, Inc.	2,768	55,969
Oil States International, Inc.(a)	1,277	29,435
Parker Drilling Co.(a)	1,353	1,421
Patterson-UTI Energy, Inc.	5,699	112,726
PHI, Inc.(a)	118	1,379
Pioneer Energy Services Corp.(a)	3,963	7,530
RigNet, Inc.(a)	264	4,607
Rowan Cos. PLC, Class A(a)	3,264	46,773
RPC, Inc.	1,370	33,305
Schlumberger Ltd.	35,339	2,261,760
SEACOR Holdings, Inc.(a)	311	14,679
SEACOR Marine Holdings, Inc.(a)(b)	312	4,415
Superior Energy Services, Inc.(a)	4,664	41,136
Tesco Corp.(a)	1,478	5,690
TETRA Technologies, Inc.(a)	1,785	5,069
Transocean Ltd.(a)	11,135	116,917
Unit Corp.(a)	973	18,215
Weatherford International PLC(a)	24,696	85,695

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Energy Equipment & Services (continued)
Willbros Group, Inc.(a)	3,743	$11,454

		5,064,372
Food & Staples Retailing — 1.5%
Andersons, Inc.	506	18,950
Casey’s General Stores, Inc.	1,021	116,976
Chefs’ Warehouse, Inc.(a)	397	7,920
Costco Wholesale Corp.	11,055	1,780,739
CVS Health Corp.	25,651	1,757,863
Diplomat Pharmacy, Inc.(a)	690	14,525
Ingles Markets, Inc., Class A	278	6,477
Kroger Co.	22,908	474,196
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	357	1,753
Performance Food Group Co.(a)	1,897	53,685
PriceSmart, Inc.	676	56,649
Rite Aid Corp.(a)	25,582	42,210
Smart & Final Stores, Inc.(a)	347	2,082
SpartanNash Co.	667	16,375
Sprouts Farmers Market, Inc.(a)	3,238	59,871
SuperValu, Inc.(a)	691	11,256
Sysco Corp.	12,370	688,019
U.S. Foods Holding Corp.(a)	5,033	137,300
United Natural Foods, Inc.(a)(b)	1,207	46,795
Village Super Market, Inc., Class A	168	4,030
Wal-Mart Stores, Inc.	36,562	3,192,316
Walgreens Boots Alliance, Inc.	23,393	1,550,254
Weis Markets, Inc.	138	5,359

		10,045,600
Food Products — 1.3%
Amplify Snack Brands, Inc.(a)(b)	258	1,649
Archer-Daniels-Midland Co.	14,062	574,714
B&G Foods, Inc.	1,561	49,640
Blue Buffalo Pet Products, Inc.(a)(b)	2,711	78,429
Bunge Ltd.	3,704	254,761
Cal-Maine Foods, Inc.(a)	578	26,010
Calavo Growers, Inc.	294	21,668
Campbell Soup Co.	4,474	211,933
Conagra Brands, Inc.	9,614	328,414
Darling Ingredients, Inc.(a)	4,145	75,646
Dean Foods Co.	2,435	23,741
Farmer Bros Co.(a)(b)	293	9,947
Flowers Foods, Inc.	4,297	81,772
Fresh Del Monte Produce, Inc.	1,062	47,270
Freshpet, Inc.(a)	494	7,682
General Mills, Inc.	14,614	758,759
Hain Celestial Group, Inc.(a)	2,787	100,388
Hershey Co.	3,450	366,321
Hormel Foods Corp.	6,769	210,922
Hostess Brands, Inc.(a)	3,226	37,196
Ingredion, Inc.	1,773	222,246
J&J Snack Foods Corp.	400	53,268

	Shares	Value
Food Products (continued)
J.M. Smucker Co.	2,840	$301,182
John B Sanfilippo & Son, Inc.	174	10,240
Kellogg Co.	6,174	386,060
Kraft Heinz Co.	15,241	1,178,587
Lamb Weston Holdings, Inc.	3,652	186,215
Lancaster Colony Corp.	420	52,592
Limoneira Co.	296	6,912
McCormick & Co., Inc.	3,075	306,055
Mondelez International, Inc., Class A	37,086	1,536,514
Omega Protein Corp.	425	9,307
Pilgrim’s Pride Corp.(a)	1,080	34,322
Pinnacle Foods, Inc.	2,942	160,104
Post Holdings, Inc.(a)	1,598	132,522
Sanderson Farms, Inc.	495	74,037
Seneca Foods Corp., Class A(a)	168	6,048
Snyders-Lance, Inc.	2,344	88,205
Tootsie Roll Industries, Inc.	253	9,007
TreeHouse Foods, Inc.(a)	1,373	91,140
Tyson Foods, Inc., Class A	6,998	510,224

		8,621,649
Gas Utilities — 0.2%
Atmos Energy Corp.	2,288	199,605
Chesapeake Utilities Corp.	423	34,073
National Fuel Gas Co.	1,952	113,314
New Jersey Resources Corp.	2,035	90,456
Northwest Natural Gas Co.	1,112	73,781
ONE Gas, Inc.	1,081	83,215
South Jersey Industries, Inc.	2,044	69,435
Southwest Gas Holdings, Inc.	1,136	93,595
Spire, Inc.	1,112	87,792
UGI Corp.	3,936	188,377
WGL Holdings, Inc.	1,230	105,411

		1,139,054
Health Care Equipment & Supplies — 2.8%
Abaxis, Inc.	413	19,989
Abbott Laboratories	42,879	2,325,382
ABIOMED, Inc.(a)	1,009	194,656
Accuray, Inc.(a)	2,245	10,664
Align Technology, Inc.(a)	1,992	476,048
Analogic Corp.	235	18,871
AngioDynamics, Inc.(a)	820	13,915
Anika Therapeutics, Inc.(a)(b)	299	16,334
Antares Pharma, Inc.(a)	8,092	14,727
AtriCure, Inc.(a)	723	15,501
Atrion Corp.	20	13,153
AxoGen, Inc.(a)	532	10,933
Baxter International, Inc.	12,607	812,773
Becton Dickinson & Co.	5,648	1,178,568
Boston Scientific Corp.(a)	35,066	986,757
C.R. Bard, Inc.	1,817	594,286
Cantel Medical Corp.	828	81,210

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Health Care Equipment & Supplies (continued)
Cardiovascular Systems, Inc.(a)(b)	623	$14,996
Cerus Corp.(a)	1,475	4,233
ConforMIS, Inc.(a)	375	1,328
CONMED Corp.	528	27,572
Cooper Cos., Inc.	1,200	288,312
CryoLife, Inc.(a)	601	11,690
Cutera, Inc.(a)	240	9,432
Danaher Corp.	15,500	1,430,185
Dentsply Sirona, Inc.	5,705	348,404
DexCom, Inc.(a)	2,145	96,461
Edwards Lifesciences Corp.(a)	5,365	548,464
Endologix, Inc.(a)(b)	1,592	8,438
Exactech, Inc.(a)	193	8,077
GenMark Diagnostics, Inc.(a)	801	5,967
Glaukos Corp.(a)(b)	958	33,827
Globus Medical, Inc., Class A(a)(b)	1,950	62,147
Haemonetics Corp.(a)	1,356	64,491
Halyard Health, Inc.(a)	1,343	56,608
Hill-Rom Holdings, Inc.	1,686	136,077
Hologic, Inc.(a)	7,030	266,086
ICU Medical, Inc.(a)	362	69,178
IDEXX Laboratories, Inc.(a)	2,178	361,918
Inogen, Inc.(a)	535	52,928
Insulet Corp.(a)	1,480	87,039
Integra LifeSciences Holdings Corp.(a)	1,456	68,112
Intuitive Surgical, Inc.(a)	2,781	1,043,876
Invacare Corp.	859	13,315
iRhythm Technologies, Inc.(a)	411	20,941
K2M Group Holdings, Inc.(a)	2,106	41,467
Lantheus Holdings, Inc.(a)	1,418	28,218
LeMaitre Vascular, Inc.	180	5,762
LivaNova PLC(a)	1,476	109,076
Masimo Corp.(a)	1,118	98,116
Medtronic PLC	34,661	2,790,904
Meridian Bioscience, Inc.	886	13,246
Merit Medical Systems, Inc.(a)	1,542	58,673
Natus Medical, Inc.(a)	623	26,415
Neogen Corp.(a)	901	72,260
Nevro Corp.(a)	602	52,723
Novocure Ltd.(a)	1,720	37,152
NuVasive, Inc.(a)	1,351	76,642
NxStage Medical, Inc.(a)	1,886	50,828
Ocular Therapeutix, Inc.(a)	390	2,246
OraSure Technologies, Inc.(a)	891	17,597
Orthofix International NV(a)	352	18,913
Oxford Immunotec Global PLC(a)(b)	422	5,579
Pulse Biosciences, Inc.(a)(b)	649	15,712
Quidel Corp.(a)(b)	467	19,124
ResMed, Inc.	3,488	293,620
Rockwell Medical, Inc.(a)(b)	732	4,436
RTI Surgical, Inc.(a)	1,373	6,179
STAAR Surgical Co.(a)	712	9,434

	Shares	Value
Health Care Equipment & Supplies (continued)
STERIS PLC	2,098	$195,806
Stryker Corp.	8,587	1,329,869
SurModics, Inc.(a)	407	12,108
Teleflex, Inc.	1,132	268,261
Utah Medical Products, Inc.	90	6,786
Varex Imaging Corp.(a)	870	29,902
Varian Medical Systems, Inc.(a)(b)	2,296	239,220
West Pharmaceutical Services, Inc.	1,840	186,576
Wright Medical Group NV(a)	2,710	71,029
Zimmer Biomet Holdings, Inc.	5,160	627,559

		18,745,307
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)	2,024	63,473
Addus HomeCare Corp.(a)	156	5,616
Aetna, Inc.	8,209	1,395,776
Almost Family, Inc.(a)	340	15,045
Amedisys, Inc.(a)	535	25,739
AmerisourceBergen Corp.	3,977	306,030
AMN Healthcare Services, Inc.(a)	1,123	49,300
Anthem, Inc.	6,723	1,406,519
BioTelemetry, Inc.(a)	528	15,338
Brookdale Senior Living, Inc.(a)	4,520	45,336
Capital Senior Living Corp.(a)(b)	492	6,544
Cardinal Health, Inc.	8,056	498,666
Centene Corp.(a)	4,264	399,409
Chemed Corp.	377	84,233
Cigna Corp.	6,267	1,235,978
Civitas Solutions, Inc.(a)	124	2,313
Community Health Systems, Inc.(a)	2,135	12,596
Corvel Corp.(a)	227	13,620
Cross Country Healthcare, Inc.(a)	730	9,964
DaVita, Inc.(a)	3,668	222,794
Ensign Group, Inc.	699	16,133
Envision Healthcare Corp.(a)(b)	2,856	121,666
Express Scripts Holding Co.(a)	14,702	901,086
Genesis Healthcare, Inc.(a)	1,147	1,120
HCA Healthcare, Inc.(a)	7,484	566,165
HealthEquity, Inc.(a)	1,337	67,144
HealthSouth Corp.	2,429	112,074
Henry Schein, Inc.(a)	3,954	310,784
HMS Holdings Corp.(a)	2,628	50,563
Humana, Inc.	3,664	935,602
Integer Holdings Corp.(a)	576	27,994
Kindred Healthcare, Inc.	1,627	9,843
Laboratory Corp. of America Holdings(a)	2,596	399,031
LHC Group, Inc.(a)	270	18,039
LifePoint Health, Inc.(a)(b)	1,198	57,684
Magellan Health, Inc.(a)	689	58,772
McKesson Corp.	5,356	738,485
MEDNAX, Inc.(a)(b)	2,326	101,855
Molina Healthcare, Inc.(a)(b)	1,032	70,001

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Health Care Providers & Services (continued)
National Healthcare Corp.	195	$12,480
Owens & Minor, Inc.	1,771	43,513
Patterson Cos., Inc.	2,273	84,101
Penumbra, Inc.(a)(b)	669	67,268
PharMerica Corp.(a)	536	15,705
Premier, Inc., Class A(a)	1,479	48,319
Providence Service Corp.(a)	166	9,230
Quest Diagnostics, Inc.	3,428	321,478
R1 RCM, Inc.(a)	8,354	31,745
RadNet, Inc.(a)	791	8,661
Select Medical Holdings Corp.(a)	3,205	61,376
Surgery Partners, Inc.(a)	153	1,415
Teladoc, Inc.(a)(b)	1,423	47,030
Tenet Healthcare Corp.(a)(b)	2,167	30,945
Tivity Health, Inc.(a)	1,224	56,610
Triple-S Management Corp., Class B(a)	307	7,371
U.S. Physical Therapy, Inc.	224	15,221
UnitedHealth Group, Inc.	24,096	5,065,671
Universal Health Services, Inc., Class B	2,143	220,086
WellCare Health Plans, Inc.(a)	1,133	224,039

		16,750,594
Health Care Technology — 0.2%
athenahealth, Inc.(a)(b)	1,020	130,437
Castlight Health, Inc., Class B(a)	894	3,442
Cerner Corp.(a)	7,413	500,526
Computer Programs & Systems, Inc.	171	5,156
Cotiviti Holdings, Inc.(a)	780	27,425
Evolent Health, Inc., Class A(a)	1,324	21,515
HealthStream, Inc.(a)	385	9,417
Inovalon Holdings, Inc., Class A(a)(b)	2,304	38,592
Medidata Solutions, Inc.(a)	1,317	99,078
Omnicell, Inc.(a)(b)	1,134	56,473
Quality Systems, Inc.(a)	929	13,071
Veeva Systems, Inc., Class A(a)(b)	2,807	171,058
Vocera Communications, Inc.(a)	531	14,985

		1,091,175
Hotels, Restaurants & Leisure — 2.1%
Aramark	6,153	268,825
Belmond Ltd., Class A(a)	1,504	19,778
Biglari Holdings, Inc.(a)	20	7,149
BJ’s Restaurants, Inc.	523	16,579
Bloomin’ Brands, Inc.	2,993	53,216
Bob Evans Farms, Inc.	387	29,872
Boyd Gaming Corp.	2,174	63,546
Brinker International, Inc.	1,020	31,334
Buffalo Wild Wings, Inc.(a)(b)	294	34,751
Caesars Entertainment Corp.(a)(b)	2,548	32,997
Carnival Corp.	10,137	672,995

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc.(a)	896	$10,080
Century Casinos, Inc.(a)	5,056	41,712
Cheesecake Factory, Inc.	1,100	49,214
Chipotle Mexican Grill, Inc.(a)(b)	645	175,375
Choice Hotels International, Inc.	809	56,428
Churchill Downs, Inc.	346	72,158
Chuy’s Holdings, Inc.(a)(b)	256	5,760
Cracker Barrel Old Country Store, Inc.(b)	444	69,322
Darden Restaurants, Inc.	3,267	268,776
Dave & Buster’s Entertainment, Inc.(a)(b)	911	43,910
Del Frisco’s Restaurant Group, Inc.(a)	854	11,871
Del Taco Restaurants, Inc.(a)(b)	678	8,604
Denny’s Corp.(a)	1,350	17,644
DineEquity, Inc.	333	15,854
Domino’s Pizza, Inc.	1,195	218,685
Dunkin’ Brands Group, Inc.	2,443	144,308
El Pollo Loco Holdings, Inc.(a)	399	4,588
Eldorado Resorts, Inc.(a)	978	25,135
Extended Stay America, Inc.	4,785	94,839
Fiesta Restaurant Group, Inc.(a)	480	7,944
Golden Entertainment, Inc.(a)	1,356	36,178
Habit Restaurants, Inc., Class A(a)	422	5,191
Hilton Grand Vacations, Inc.(a)	1,552	63,570
Hilton Worldwide Holdings, Inc.	5,705	412,357
Hyatt Hotels Corp., Class A(a)	964	60,404
ILG, Inc.	2,894	85,865
International Game Technology PLC	2,458	57,763
International Speedway Corp., Class A	397	15,423
Jack in the Box, Inc.	727	75,252
La Quinta Holdings, Inc.(a)	1,573	27,716
Las Vegas Sands Corp.	9,194	582,716
Marcus Corp.	514	13,955
Marriott International, Inc., Class A	8,033	959,783
Marriott Vacations Worldwide Corp.	580	76,340
McDonald’s Corp.	20,574	3,434,006
MGM Resorts International	12,663	396,985
Monarch Casino & Resort, Inc.(a)	228	10,171
Nathan’s Famous, Inc.(a)	78	6,326
Norwegian Cruise Line Holdings Ltd.(a)	4,382	244,296
Papa John’s International, Inc.	627	42,667
Penn National Gaming, Inc.(a)	1,613	42,083
Pinnacle Entertainment, Inc.(a)	1,064	27,526
Planet Fitness, Inc., Class A	2,166	57,702
Potbelly Corp.(a)	715	8,616
Red Robin Gourmet Burgers, Inc.(a)(b)	269	18,400
Red Rock Resorts, Inc., Class A	2,305	56,772
Royal Caribbean Cruises Ltd.	4,271	528,622

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Ruby Tuesday, Inc.(a)	1,314	$3,114
Ruth’s Hospitality Group, Inc.	527	11,120
Scientific Games Corp., Class A(a)(b)	1,050	49,980
SeaWorld Entertainment, Inc.(a)	1,271	14,591
Shake Shack, Inc., Class A(a)	1,000	37,960
Six Flags Entertainment Corp.	1,749	109,820
Sonic Corp.	1,583	40,208
Starbucks Corp.	35,821	1,964,478
Texas Roadhouse, Inc.	1,686	84,317
Vail Resorts, Inc.	987	226,043
Wendy’s Co.	4,960	75,442
Wingstop, Inc.	315	10,669
Wyndham Worldwide Corp.	2,514	268,621
Wynn Resorts Ltd.	2,000	294,980
Yum China Holdings, Inc.(a)	9,396	379,129
Yum! Brands, Inc.	8,863	659,850
Zoe’s Kitchen, Inc.(a)	407	4,998

		14,155,254
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	182	7,062
Beazer Homes USA, Inc.(a)	349	7,322
CalAtlantic Group, Inc.	2,025	99,913
Cavco Industries, Inc.(a)	160	25,104
Century Communities, Inc.(a)	1,172	33,461
CSS Industries, Inc.	356	10,673
D.R. Horton, Inc.	8,541	377,598
Ethan Allen Interiors, Inc.	482	14,340
Flexsteel Industries, Inc.	220	11,059
Garmin Ltd.	3,020	170,962
GoPro, Inc., Class A(a)(b)	1,770	18,461
Green Brick Partners, Inc.(a)(b)	414	4,492
Hamilton Beach Brands Holding Co.(a)	190	7,366
Helen of Troy Ltd.(a)	880	81,752
Hooker Furniture Corp.	333	15,784
Hovnanian Enterprises, Inc., Class A(a)	2,660	6,437
Installed Building Products, Inc.(a)	348	24,256
iRobot Corp.(a)	675	45,353
KB Home	2,137	58,618
La-Z-Boy, Inc.	896	24,147
Leggett & Platt, Inc.	3,853	182,093
Lennar Corp., Class A	3,735	207,927
Lennar Corp., Class B	1,650	79,117
LGI Homes, Inc.(a)(b)	223	13,454
Libbey, Inc.	628	4,296
Lifetime Brands, Inc.	1,910	35,621
M/I Homes, Inc.(a)	425	14,195
MDC Holdings, Inc.	713	26,410
Meritage Homes Corp.(a)	1,018	49,577
Mohawk Industries, Inc.(a)	1,531	400,755
NACCO Industries, Inc., Class A	95	3,952

	Shares	Value
Household Durables (continued)
New Home Co., Inc.(a)	329	$3,826
Newell Brands, Inc.	12,228	498,699
NVR, Inc.(a)	82	269,072
PulteGroup, Inc.	6,457	195,195
Taylor Morrison Home Corp., Class A(a)	2,404	58,057
Tempur Sealy International, Inc.(a)	1,277	83,477
Toll Brothers, Inc.	3,778	173,939
TopBuild Corp.(a)	712	46,985
TRI Pointe Group, Inc.(a)	3,712	65,665
Tupperware Brands Corp.	1,230	72,262
Universal Electronics, Inc.(a)	483	28,980
Whirlpool Corp.	1,820	298,353
William Lyon Homes, Class A(a)	595	16,511
ZAGG, Inc.(a)(b)	555	8,686

		3,881,264
Household Products — 1.3%
Central Garden & Pet Co.(a)	682	26,039
Central Garden & Pet Co., Class A(a)	912	33,662
Church & Dwight Co., Inc.	6,093	275,221
Clorox Co.	3,134	396,545
Colgate-Palmolive Co.	21,460	1,511,857
Energizer Holdings, Inc.	1,436	61,734
HRG Group, Inc.(a)	2,983	48,384
Kimberly-Clark Corp.	8,846	995,263
Oil-Dri Corp. of America	141	5,923
Orchids Paper Products Co.(b)	354	4,347
Procter & Gamble Co.	64,074	5,532,236
Spectrum Brands Holdings, Inc.	579	63,644
WD-40 Co.	511	56,644

		9,011,499
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	17,006	180,784
Atlantic Power Corp.(a)	4,381	10,733
Calpine Corp.(a)	9,173	137,045
Dynegy, Inc.(a)	3,577	44,534
Genie Energy Ltd., Class B	6,879	39,348
NRG Energy, Inc.	7,381	184,525
NRG Yield, Inc., Class A	3,774	69,253
NRG Yield, Inc., Class C	989	18,395
Ormat Technologies, Inc.	964	62,593
Pattern Energy Group, Inc.	1,245	28,722
TerraForm Global, Inc., Class A(a)	6,365	31,029
TerraForm Power, Inc.	978	13,135
Vistra Energy Corp.	5,881	114,327

		934,423
Industrial Conglomerates — 1.7%
3M Co.	14,619	3,365,148
BWX Technologies, Inc.	2,390	143,209
Carlisle Cos., Inc.	1,803	198,023

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Industrial Conglomerates (continued)
General Electric Co.	219,279	$4,420,685
Honeywell International, Inc.	19,106	2,754,321
Raven Industries, Inc.	668	22,478
Roper Technologies, Inc.	2,569	663,239
Seaboard Corp.	4	17,600
Standex International Corp.	278	28,787

		11,613,490
Insurance — 2.9%
Aflac, Inc.	9,794	821,619
Alleghany Corp.(a)	299	169,300
Allstate Corp.	9,027	847,274
American Equity Investment Life Holding Co.	1,135	33,494
American Financial Group, Inc.	1,670	176,168
American International Group, Inc.	22,839	1,475,628
American National Insurance Co.	313	38,102
AMERISAFE, Inc.	360	23,292
AmTrust Financial Services, Inc.	2,434	30,571
Aon PLC	6,541	938,176
Arch Capital Group Ltd.(a)	3,002	299,119
Argo Group International Holdings Ltd.	725	45,639
Arthur J Gallagher & Co.	4,444	281,439
Aspen Insurance Holdings Ltd.	1,969	84,470
Assurant, Inc.	1,406	141,514
Assured Guaranty Ltd.	3,178	117,904
Athene Holding Ltd., Class A(a)	2,477	129,126
Axis Capital Holdings Ltd.	2,100	114,219
Baldwin & Lyons, Inc., Class B	404	9,272
Brighthouse Financial, Inc.(a)	2,254	140,154
Brown & Brown, Inc.	3,057	152,361
Chubb Ltd.	11,501	1,734,581
Cincinnati Financial Corp.	3,972	278,715
Citizens, Inc.(a)(b)	1,392	10,551
CNA Financial Corp.	602	32,586
CNO Financial Group, Inc.	2,178	52,207
Crawford & Co., Class B	288	3,393
eHealth, Inc.(a)	206	5,228
EMC Insurance Group, Inc.	502	14,789
Employers Holdings, Inc.	1,380	65,826
Enstar Group Ltd.(a)	410	93,398
Erie Indemnity Co., Class A	538	64,990
Everest Re Group Ltd.	1,016	241,249
FBL Financial Group, Inc., Class A	657	50,819
Federated National Holding Co.	2,049	31,432
First American Financial Corp.	2,689	146,335
FNF Group	6,467	241,995
Genworth Financial, Inc., Class A(a)	4,655	15,408
Greenlight Capital Re Ltd., Class A(a)	3,124	68,884
Hanover Insurance Group, Inc.	1,102	108,415

	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc.	9,076	$499,634
Heritage Insurance Holdings, Inc.(b)	585	9,383
Hilltop Holdings, Inc.	1,395	32,866
Horace Mann Educators Corp.	1,675	73,365
Independence Holding Co.	268	7,276
Infinity Property & Casualty Corp.	337	31,796
Investors Title Co.	51	9,675
James River Group Holdings Ltd.	302	12,781
Kemper Corp.	1,309	83,907
Lincoln National Corp.	5,509	417,472
Loews Corp.	6,902	341,718
Maiden Holdings Ltd.	1,108	9,141
Markel Corp.(a)	335	363,241
Marsh & McLennan Cos., Inc.	12,928	1,046,263
MBIA, Inc.(a)(b)	2,769	20,075
Mercury General Corp.	688	38,507
MetLife, Inc.	23,166	1,241,288
National General Holdings Corp.	1,074	21,673
National Western Life Group, Inc., Class A	54	19,309
Navigators Group, Inc.	534	30,972
Old Republic International Corp.	6,304	127,908
Primerica, Inc.	1,519	134,432
Principal Financial Group, Inc.	6,761	445,212
ProAssurance Corp.	1,196	67,036
Progressive Corp.	14,512	706,009
Prudential Financial, Inc.	10,797	1,192,637
Reinsurance Group of America, Inc.	1,576	235,423
RenaissanceRe Holdings Ltd.	1,260	174,334
RLI Corp.	1,127	66,594
Safety Insurance Group, Inc.	141	11,590
Selective Insurance Group, Inc.	1,629	97,088
State Auto Financial Corp.	446	11,435
State National Cos., Inc.	765	16,080
Stewart Information Services Corp.	1,289	48,905
Third Point Reinsurance Ltd.(a)	1,141	19,055
Torchmark Corp.	3,088	259,793
Travelers Cos., Inc.	6,774	897,216
Trupanion, Inc.(a)(b)	727	20,472
United Fire Group, Inc.	405	18,666
United Insurance Holdings Corp.	218	3,431
Universal Insurance Holdings, Inc.	610	14,549
Unum Group	6,237	324,574
Validus Holdings Ltd.	2,276	118,534
W.R. Berkley Corp.	2,337	160,271
White Mountains Insurance Group Ltd.	157	139,597
Willis Towers Watson PLC	3,243	522,382
WMIH Corp.(a)	1,915	1,589

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Insurance (continued)
XL Group Ltd.	6,270	$253,747

		19,728,543
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(a)	10,020	11,074,906
Duluth Holdings, Inc., Class B(a)(b)	128	2,644
Etsy, Inc.(a)	3,056	51,035
Expedia, Inc.	3,092	385,449
FTD Cos., Inc.(a)	264	2,851
Groupon, Inc.(a)	6,943	33,118
HSN, Inc.	590	22,243
Lands’ End, Inc.(a)	215	2,344
Liberty Expedia Holdings, Inc., Class A(a)	1,515	69,842
Liberty Interactive Corp QVC Group, Series A(a)	10,418	236,720
Liberty TripAdvisor Holdings, Inc., Series A(a)	2,127	22,972
Liberty Ventures, Series A(a)	1,998	113,806
Netflix, Inc.(a)	10,366	2,036,193
Nutrisystem, Inc.	941	47,003
Overstock.com, Inc.(a)(b)	145	6,656
PetMed Express, Inc.	418	14,780
Priceline Group, Inc.(a)	1,239	2,368,918
Shutterfly, Inc.(a)	886	37,832
TripAdvisor, Inc.(a)	2,768	103,800
Wayfair, Inc., Class A(a)	966	67,523

		16,700,635
Internet Software & Services — 4.5%
Akamai Technologies, Inc.(a)	4,157	217,203
Alarm.com Holdings, Inc.(a)(b)	560	26,141
Alphabet, Inc., Class A(a)	7,489	7,736,437
Alphabet, Inc., Class C(a)	7,626	7,752,897
Amber Road, Inc.(a)	336	2,507
Appfolio, Inc., Class A(a)	182	8,354
Bankrate, Inc.(a)	823	11,440
Bazaarvoice, Inc.(a)	881	4,251
Benefitfocus, Inc.(a)	285	7,809
Blucora, Inc.(a)	670	14,539
Box, Inc., Class A(a)	2,752	60,406
Brightcove, Inc.(a)	354	2,832
Carbonite, Inc.(a)(b)	278	6,311
Cars.com, Inc.(a)(b)	2,120	50,498
ChannelAdvisor Corp.(a)	283	3,184
Chegg, Inc.(a)	1,883	29,205
Cimpress NV(a)	753	82,182
CommerceHub, Inc., Series A(a)	157	3,506
CommerceHub, Inc., Series C(a)	952	20,306
Cornerstone OnDemand, Inc.(a)	1,249	47,912
CoStar Group, Inc.(a)	928	274,456
Coupa Software, Inc.(a)	1,178	40,935
DHI Group, Inc.(a)	1,464	3,221
eBay, Inc.(a)	25,354	954,325

	Shares	Value
Internet Software & Services (continued)
Endurance International Group Holdings, Inc.(a)	771	$6,322
Envestnet, Inc.(a)	1,166	62,264
Facebook, Inc., Class A(a)	58,817	10,590,769
Five9, Inc.(a)	1,807	45,591
Global Eagle Entertainment, Inc.(a)	478	1,162
GoDaddy, Inc., Class A(a)(b)	3,287	153,503
Gogo, Inc.(a)(b)	2,125	21,122
GrubHub, Inc.(a)(b)	2,076	126,678
GTT Communications, Inc.(a)	1,102	40,168
Hortonworks, Inc.(a)	1,952	32,228
IAC/InterActiveCorp(a)	1,744	225,063
Instructure, Inc.(a)	1,065	37,062
j2 Global, Inc.	1,189	88,152
LendingClub Corp.(a)(b)	8,300	47,227
Liquidity Services, Inc.(a)	954	5,438
LivePerson, Inc.(a)	1,406	19,754
LogMeIn, Inc.	1,277	154,581
Match Group, Inc.(a)	532	14,226
Meet Group, Inc.(a)	514	1,742
MINDBODY, Inc., Class A(a)	1,234	39,796
MuleSoft, Inc., Class A(a)	1,009	23,601
New Relic, Inc.(a)	854	43,836
NIC, Inc.	1,913	32,521
Nutanix, Inc., Class A(a)	1,013	28,870
Pandora Media, Inc.(a)(b)	5,453	39,861
Perficient, Inc.(a)	685	13,323
Q2 Holdings, Inc.(a)	1,100	46,805
Quotient Technology, Inc.(a)	2,129	33,319
Reis, Inc.	224	4,088
Shutterstock, Inc.(a)	357	13,919
SPS Commerce, Inc.(a)	314	15,436
Stamps.com, Inc.(a)	381	85,496
Trade Desk, Inc., Class A(a)(b)	649	42,782
TrueCar, Inc.(a)(b)	2,140	34,625
Tucows, Inc., Class A(a)(b)	530	30,978
Twilio, Inc.(a)	1,602	51,184
Twitter, Inc.(a)	16,810	346,622
VeriSign, Inc.(a)(b)	2,174	233,748
Web.com Group, Inc.(a)	796	19,184
XO Group, Inc.(a)	558	11,138
Yelp, Inc.(a)	1,986	92,786
Zillow Group, Inc., Class A(a)	1,628	67,253
Zillow Group, Inc., Class C(a)(b)	2,527	104,315

		30,489,395
IT Services — 4.0%
Accenture PLC, Class A	15,519	2,209,285
Acxiom Corp.(a)	1,980	49,817
Alliance Data Systems Corp.	1,207	270,042
Amdocs Ltd.	3,834	249,593
Automatic Data Processing, Inc.	11,296	1,313,273
Black Knight, Inc.(a)	2,451	111,153

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
IT Services (continued)
Blackhawk Network Holdings, Inc.(a)	1,410	$47,870
Booz Allen Hamilton Holding Corp.	3,747	141,599
Broadridge Financial Solutions, Inc.	2,922	251,058
CACI International, Inc., Class A(a)	543	78,056
Cardtronics PLC, Class A(a)	1,364	31,236
Cass Information Systems, Inc.	213	13,739
Cognizant Technology Solutions Corp., Class A	14,774	1,117,949
Conduent, Inc.(a)(b)	4,709	72,895
Convergys Corp.	2,145	55,191
CoreLogic, Inc.(a)	2,180	102,242
CSG Systems International, Inc.	603	25,531
CSRA, Inc.	4,158	133,014
DST Systems, Inc.	1,660	97,309
DXC Technology Co.	7,151	654,460
EPAM Systems, Inc.(a)	1,260	114,849
Euronet Worldwide, Inc.(a)	1,323	127,855
Everi Holdings, Inc.(a)	3,786	31,386
EVERTEC, Inc.	1,188	17,820
ExlService Holdings, Inc.(a)	1,086	67,788
Fidelity National Information Services, Inc.	8,225	762,951
First Data Corp., Class A(a)	12,556	223,622
Fiserv, Inc.(a)	5,320	688,568
FleetCor Technologies, Inc.(a)	2,299	379,956
Forrester Research, Inc.	194	8,478
Gartner, Inc.(a)	2,191	274,554
Genpact Ltd.	3,796	115,588
Global Payments, Inc.	3,811	396,153
Hackett Group, Inc.	467	7,210
International Business Machines Corp.	21,511	3,313,985
Jack Henry & Associates, Inc.	1,950	214,753
Leidos Holdings, Inc.	3,514	219,695
Mantech International Corp., Class A	444	20,606
Mastercard, Inc., Class A	23,804	3,541,321
MAXIMUS, Inc.	1,709	113,529
MoneyGram International, Inc.(a)	577	8,972
Paychex, Inc.	8,161	520,590
PayPal Holdings, Inc.(a)	28,654	2,079,134
Planet Payment, Inc.(a)	1,065	4,761
Sabre Corp.	5,351	104,666
Science Applications International Corp.	1,143	83,828
ServiceSource International, Inc.(a)	904	3,146
Square, Inc., Class A(a)(b)	6,708	249,471
Syntel, Inc.(a)	464	10,839
TeleTech Holdings, Inc.	224	9,330
Teradata Corp.(a)	3,312	110,786
Total System Services, Inc.	4,529	326,314

	Shares	Value
IT Services (continued)
Travelport Worldwide Ltd.	3,109	$48,780
Unisys Corp.(a)	1,375	12,031
Vantiv, Inc., Class A(a)(b)	3,990	279,300
Virtusa Corp.(a)	504	19,233
Visa, Inc., Class A	46,594	5,124,518
Western Union Co.	11,920	236,731
WEX, Inc.(a)	1,033	127,668

		27,026,077
Leisure Products — 0.1%
Brunswick Corp.	2,228	112,848
Callaway Golf Co.	1,951	28,153
Escalade, Inc.	2,344	28,948
Hasbro, Inc.	2,799	259,159
Malibu Boats, Inc.(a)(b)	690	21,528
Mattel, Inc.	8,698	122,830
Nautilus, Inc.(a)	627	8,151
Polaris Industries, Inc.	1,541	182,501
Sturm Ruger & Co., Inc.	340	16,847
Vista Outdoor, Inc.(a)	1,584	33,122

		814,087
Life Sciences Tools & Services — 0.8%
Accelerate Diagnostics, Inc.(a)(b)	394	7,821
Agilent Technologies, Inc.	8,296	564,377
Bio-Rad Laboratories, Inc., Class A(a)	507	111,433
Bio-Techne Corp.	1,040	136,261
Bruker Corp.	2,538	79,693
Cambrex Corp.(a)	804	34,773
Charles River Laboratories International, Inc.(a)	1,189	138,269
Enzo Biochem, Inc.(a)	451	4,442
Fluidigm Corp.(a)	250	1,450
Illumina, Inc.(a)	3,730	765,359
INC Research Holdings, Inc., Class A(a)	1,543	88,182
Luminex Corp.	759	16,205
Medpace Holdings, Inc.(a)	111	4,159
Mettler-Toledo International, Inc.(a)	629	429,374
NanoString Technologies, Inc.(a)	178	1,773
NeoGenomics, Inc.(a)(b)	792	6,867
Pacific Biosciences of California, Inc.(a)	1,535	6,493
PerkinElmer, Inc.	2,770	200,326
PRA Health Sciences, Inc.(a)	1,296	105,533
QIAGEN NV(a)	6,122	207,291
Quintiles IMS Holdings, Inc.(a)(b)	3,236	349,812
Thermo Fisher Scientific, Inc.	10,056	1,949,348
VWR Corp.(a)	2,317	76,693
Waters Corp.(a)	1,898	372,103

		5,658,037

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Machinery — 2.0%
Actuant Corp., Class A	1,827	$46,588
AGCO Corp.	1,502	102,992
Alamo Group, Inc.	115	12,133
Albany International Corp., Class A	564	34,037
Altra Industrial Motion Corp.	1,189	56,953
American Railcar Industries, Inc.	85	3,383
Astec Industries, Inc.	906	47,067
Barnes Group, Inc.	1,133	73,747
Briggs & Stratton Corp.	751	18,925
Caterpillar, Inc.	14,289	1,940,582
Chart Industries, Inc.(a)	575	25,012
CIRCOR International, Inc.	306	13,449
Colfax Corp.(a)	2,319	96,725
Columbus McKinnon Corp.	232	9,178
Crane Co.	1,160	96,419
Cummins, Inc.	3,988	705,397
Deere & Co.	7,926	1,053,207
DMC Global, Inc.(b)	301	6,547
Donaldson Co., Inc.	3,495	164,999
Douglas Dynamics, Inc.	346	14,515
Dover Corp.	3,986	380,623
Energy Recovery, Inc.(a)	703	5,420
EnPro Industries, Inc.	405	33,915
ESCO Technologies, Inc.	437	25,324
Federal Signal Corp.	1,085	23,165
Flowserve Corp.	3,396	149,662
Fortive Corp.	7,806	564,062
FreightCar America, Inc.	360	6,739
Gardner Denver Holdings, Inc.(a)	1,249	36,034
Gencor Industries, Inc.(a)	3,164	57,268
Global Brass & Copper Holdings, Inc.	409	14,315
Gorman-Rupp Co.	250	7,995
Graco, Inc.	1,400	184,506
Graham Corp.	286	5,511
Greenbrier Cos., Inc.	523	27,301
Harsco Corp.(a)	1,484	31,535
Hurco Cos., Inc.	172	7,697
Hyster-Yale Materials Handling, Inc.	114	8,948
IDEX Corp.	1,923	246,548
Illinois Tool Works, Inc.	7,667	1,200,039
Ingersoll-Rand PLC	6,493	575,280
ITT, Inc.	2,022	94,306
John Bean Technologies Corp.	793	84,772
Kadant, Inc.	188	21,357
Kennametal, Inc.	2,293	100,089
Lincoln Electric Holdings, Inc.	1,530	140,255
Lindsay Corp.	471	43,125
Lydall, Inc.(a)	301	17,398
Manitowoc Co., Inc.(a)	2,432	23,153
Meritor, Inc.(a)(b)	2,233	58,080
Middleby Corp.(a)(b)	1,445	167,475
Milacron Holdings Corp.(a)	2,282	40,962

	Shares	Value
Machinery (continued)
Miller Industries, Inc.	363	$10,255
Mueller Industries, Inc.	1,332	46,287
Mueller Water Products, Inc., Series A	3,670	43,820
Navistar International Corp.(a)	961	40,660
NN, Inc.	453	13,386
Nordson Corp.	1,651	209,165
Oshkosh Corp.	1,848	169,203
PACCAR, Inc.	8,494	609,275
Parker-Hannifin Corp.	3,373	615,944
Pentair PLC	4,166	293,536
Proto Labs, Inc.(a)	639	55,753
RBC Bearings, Inc.(a)	547	67,730
Rexnord Corp.(a)	2,129	54,332
Snap-on, Inc.	1,389	219,156
SPX Corp.(a)	1,750	51,257
SPX FLOW, Inc.(a)	551	22,718
Stanley Black & Decker, Inc.	3,826	618,090
Sun Hydraulics Corp.	425	24,450
Tennant Co.	341	23,648
Terex Corp.	2,288	107,788
Timken Co.	1,581	74,544
Titan International, Inc.	1,283	12,496
Toro Co.	2,426	152,474
TriMas Corp.(a)	825	21,904
Trinity Industries, Inc.	3,493	113,592
Valmont Industries, Inc.	589	93,592
Wabash National Corp.	1,138	25,605
WABCO Holdings, Inc.(a)	1,307	192,874
Wabtec Corp.	2,328	178,092
Watts Water Technologies, Inc., Class A	811	54,661
Welbilt, Inc.(a)	3,379	74,541
Woodward, Inc.	1,245	96,276
Xylem, Inc.	4,503	299,585

		13,591,403
Marine — 0.0%
Kirby Corp.(a)	1,237	87,641
Matson, Inc.	1,263	34,392
Scorpio Bulkers, Inc.(a)	1,346	10,768

		132,801
Media — 2.6%
AMC Entertainment Holdings, Inc., Class A	969	13,469
AMC Networks, Inc., Class A(a)	1,411	71,792
Cable One, Inc.	103	73,110
CBS Corp., Class B	9,010	505,641
Charter Communications, Inc., Class A(a)	4,827	1,613,039
Cinemark Holdings, Inc.	2,716	98,699
Clear Channel Outdoor Holdings, Inc., Class A	713	2,709

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Media (continued)
Comcast Corp., Class A	118,606	$4,273,410
Daily Journal Corp.(a)(b)	28	6,499
Discovery Communications, Inc., Class A(a)(b)	2,961	55,904
Discovery Communications, Inc., Class C(a)(b)	6,482	115,444
DISH Network Corp., Class A(a)	5,557	269,737
Entercom Communications Corp., Class A(b)	339	3,746
Entravision Communications Corp., Class A	1,689	8,783
Eros International PLC(a)	591	7,240
EW Scripps Co., Class A(a)	1,830	31,732
Gannett Co., Inc.	3,516	30,589
Gray Television, Inc.(a)(b)	1,183	18,419
IHS Markit Ltd.(a)	9,967	424,694
IMAX Corp.(a)	2,096	50,828
Interpublic Group of Cos., Inc.	9,941	191,364
John Wiley & Sons, Inc., Class A	1,333	72,848
Liberty Broadband Corp., Class A(a)(b)	910	78,451
Liberty Broadband Corp., Class C(a)	2,435	212,551
Liberty Media Corp-Liberty Braves, Class A(a)(b)	996	23,386
Liberty Media Corp-Liberty Braves, Class C(a)	944	22,288
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	581	21,148
Liberty Media Corp-Liberty Formula One, Class C(a)	4,613	175,940
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	2,716	113,284
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	4,372	182,094
Lions Gate Entertainment Corp., Class A(a)	1,567	45,474
Lions Gate Entertainment Corp., Class B(a)	2,452	67,822
Live Nation Entertainment, Inc.(a)	3,157	138,214
Madison Square Garden Co., Class A(a)	462	102,883
MDC Partners, Inc., Class A(a)	2,946	33,879
Meredith Corp.	1,027	54,431
MSG Networks, Inc., Class A(a)	1,652	28,662
National CineMedia, Inc.	1,170	7,874
New Media Investment Group, Inc.	543	8,672
New York Times Co., Class A	3,417	65,265
News Corp., Class A	8,027	109,649
News Corp., Class B	5,383	74,824
Nexstar Media Group, Inc., Class A	1,082	69,032
Omnicom Group, Inc.	5,817	390,844
Reading International, Inc., Class A(a)	655	10,251

	Shares	Value
Media (continued)
Regal Entertainment Group, Class A	2,688	$43,949
Scholastic Corp.	411	15,182
Scripps Networks Interactive, Inc., Class A	2,157	179,635
Sinclair Broadcast Group, Inc., Class A	1,713	54,302
Sirius XM Holdings, Inc.(b)	37,404	203,478
TEGNA, Inc.	5,339	65,296
Time Warner, Inc.	19,228	1,889,920
Time, Inc.	3,045	35,322
TiVo Corp.	3,425	62,164
Tribune Media Co., Class A	1,993	81,574
TRONC, Inc.(a)	502	7,422
Twenty-First Century Fox, Inc., Class A	25,451	665,544
Twenty-First Century Fox, Inc., Class B	12,618	321,128
Viacom, Inc., Class A(b)	144	4,327
Viacom, Inc., Class B	8,894	213,723
Walt Disney Co.	39,247	3,838,749
World Wrestling Entertainment, Inc., Class A	1,688	44,783

		17,703,112
Metals & Mining — 0.5%
AK Steel Holding Corp.(a)(b)	7,016	32,204
Alcoa Corp.(a)(b)	4,709	224,996
Allegheny Technologies, Inc.(a)	2,737	68,918
Carpenter Technology Corp.	1,214	60,445
Century Aluminum Co.(a)	998	13,972
Cleveland-Cliffs, Inc.(a)(b)	7,491	44,646
Coeur Mining, Inc.(a)	5,267	39,977
Commercial Metals Co.	2,682	52,245
Compass Minerals International, Inc.	816	53,530
Ferroglobe PLC(a)(d)	844	—
Freeport-McMoRan, Inc.(a)	34,744	485,735
Haynes International, Inc.	363	12,952
Hecla Mining Co.	10,046	47,417
Kaiser Aluminum Corp.	535	53,061
Klondex Mines Ltd.(a)	6,447	18,632
Materion Corp.	360	18,486
Newmont Mining Corp.	13,575	490,872
Nucor Corp.	8,343	482,476
Olympic Steel, Inc.	97	1,831
Reliance Steel & Aluminum Co.	1,859	142,846
Royal Gold, Inc.	1,555	130,791
Ryerson Holding Corp.(a)	148	1,302
Schnitzer Steel Industries, Inc., Class A	603	17,758
Southern Copper Corp.	2,083	89,465
Steel Dynamics, Inc.	5,902	219,613
SunCoke Energy, Inc.(a)	1,134	12,576

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Metals & Mining (continued)
Tahoe Resources, Inc.	7,290	$34,992
TimkenSteel Corp.(a)	882	12,348
U.S. Silica Holdings, Inc.	2,270	69,258
United States Steel Corp.	4,706	119,156
Worthington Industries, Inc.	1,046	47,593

		3,100,093
Multi-Utilities — 1.1%
Alliant Energy Corp.	5,440	235,334
Ameren Corp.	5,848	362,518
Avista Corp.	1,407	73,502
Black Hills Corp.	1,369	89,341
CenterPoint Energy, Inc.	10,405	307,780
CMS Energy Corp.	6,594	318,952
Consolidated Edison, Inc.	7,504	645,719
Dominion Energy, Inc.	15,892	1,289,558
DTE Energy Co.	4,338	479,175
MDU Resources Group, Inc.	5,099	139,458
NiSource, Inc.	7,226	190,550
NorthWestern Corp.	1,369	81,154
PG&E Corp.	12,737	735,816
Public Service Enterprise Group, Inc.	12,628	621,298
SCANA Corp.	3,313	142,923
Sempra Energy	6,172	725,210
Vectren Corp.	1,938	132,055
WEC Energy Group, Inc.	7,775	523,957

		7,094,300
Multiline Retail — 0.4%
Big Lots, Inc.	1,076	55,210
Burlington Stores, Inc.(a)	1,767	165,904
Dillard’s, Inc., Class A(b)	348	17,678
Dollar General Corp.	6,987	564,829
Dollar Tree, Inc.(a)	5,863	534,999
FirstCash, Inc.	1,230	78,536
Fred’s, Inc., Class A(b)	569	2,509
JC Penney Co., Inc.(a)(b)	7,840	21,952
Kohl’s Corp.	4,324	180,570
Macy’s, Inc.	7,935	148,861
Nordstrom, Inc.	3,013	119,465
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,232	55,009
Sears Holdings Corp.(a)(b)	57	314
Target Corp.	14,007	827,032

		2,772,868
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	1,606	28,410
Oil, Gas & Consumable Fuels — 4.8%
Abraxas Petroleum Corp.(a)	2,071	4,411
Anadarko Petroleum Corp.	14,465	714,137
Andeavor	4,024	427,510

	Shares	Value
Oil & Gas Exploration & Production (continued)
Antero Resources Corp.(a)(b)	5,940	$115,236
Apache Corp.	9,933	410,928
Arch Coal, Inc., Class A	438	33,472
Ardmore Shipping Corp.(a)	591	4,905
Bill Barrett Corp.(a)	1,200	5,916
Bonanza Creek Energy, Inc.(a)	1,204	40,731
Cabot Oil & Gas Corp.	11,374	315,060
California Resources Corp.(a)(b)	958	10,567
Callon Petroleum Co.(a)(b)	5,584	61,927
Centennial Resource Development, Inc., Class A(a)(b)	2,636	51,217
Cheniere Energy, Inc.(a)(b)	5,071	237,019
Chesapeake Energy Corp.(a)(b)	24,483	95,484
Chevron Corp.	47,469	5,501,182
Cimarex Energy Co.	2,299	268,822
Clean Energy Fuels Corp.(a)	2,177	5,116
Concho Resources, Inc.(a)(b)	3,760	504,630
ConocoPhillips	30,871	1,579,052
CONSOL Energy, Inc.(a)	5,288	85,295
Contango Oil & Gas Co.(a)	215	858
Continental Resources, Inc.(a)(b)	2,111	85,939
Delek US Holdings, Inc.	2,166	56,424
Denbury Resources, Inc.(a)	9,975	12,269
Devon Energy Corp.	13,648	503,611
DHT Holdings, Inc.	1,316	5,185
Diamondback Energy, Inc.(a)	2,333	250,004
Dorian LPG Ltd.(a)	197	1,409
Eclipse Resources Corp.(a)	580	1,288
Energen Corp.(a)	2,460	127,182
Energy XXI Gulf Coast, Inc.(a)	1,881	16,083
EOG Resources, Inc.	14,561	1,454,207
EP Energy Corp., Class A(a)(b)	381	1,029
EQT Corp.(b)	4,288	268,172
Evolution Petroleum Corp.	2,979	22,045
Extraction Oil & Gas, Inc.(a)	2,921	46,590
Exxon Mobil Corp.	106,490	8,876,025
Frontline Ltd.(b)	788	4,799
GasLog Ltd.	733	12,644
Gener8 Maritime, Inc.(a)	963	4,439
Golar LNG Ltd.	2,888	61,023
Green Plains, Inc.	670	12,328
Gulfport Energy Corp.(a)	4,054	55,540
Halcon Resources Corp.(a)	5,337	35,117
Hess Corp.	7,096	313,359
HollyFrontier Corp.	4,413	163,060
International Seaways, Inc.(a)(b)	1,269	25,558
Jagged Peak Energy, Inc.(a)(b)	1,338	18,585
Jones Energy, Inc., Class A(a)(b)	1,096	1,403
Kinder Morgan, Inc.	49,006	887,499
Kosmos Energy Ltd.(a)	5,076	38,984
Laredo Petroleum, Inc.(a)(b)	3,468	41,339
Marathon Oil Corp.	21,515	305,943
Marathon Petroleum Corp.	12,451	743,823
Matador Resources Co.(a)	2,078	55,171

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	4,250	$113,688
Murphy USA, Inc.(a)	872	64,842
Navios Maritime Acquisition Corp.	2,872	3,590
Newfield Exploration Co.(a)	4,867	149,855
Noble Energy, Inc.	12,135	338,202
Nordic American Tankers Ltd.	1,483	6,585
Oasis Petroleum, Inc.(a)(b)	5,445	51,455
Occidental Petroleum Corp.	19,373	1,250,915
ONEOK, Inc.	9,480	514,480
Overseas Shipholding Group, Inc., Class A(a)	256	607
Pacific Ethanol, Inc.(a)	558	2,678
Panhandle Oil and Gas, Inc., Class A	196	4,733
Par Pacific Holdings, Inc.(a)(b)	783	16,435
Parsley Energy, Inc., Class A(a)(b)	5,875	156,275
PBF Energy, Inc., Class A	2,439	70,658
PDC Energy, Inc.(a)	1,573	80,113
Peabody Energy Corp.(a)	1,332	41,145
Penn Virginia Corp.(a)	606	23,616
Phillips 66	10,969	999,057
Pioneer Natural Resources Co.	4,318	646,275
QEP Resources, Inc.(a)	6,722	60,162
Range Resources Corp.	5,612	101,633
Renewable Energy Group, Inc.(a)	713	8,627
Resolute Energy Corp.(a)	777	23,333
REX American Resources Corp.(a)	107	9,435
Rice Energy, Inc.(a)	4,534	128,539
Ring Energy, Inc.(a)(b)	2,128	27,260
RSP Permian, Inc.(a)	3,413	117,441
SandRidge Energy, Inc.(a)	1,540	28,906
Scorpio Tankers, Inc.	3,157	11,239
SemGroup Corp., Class A	1,583	41,237
Ship Finance International Ltd.	1,106	16,479
SM Energy Co.(b)	2,895	61,750
Southwestern Energy Co.(a)(b)	13,698	76,024
SRC Energy, Inc.(a)	4,863	46,393
Stone Energy Corp.(a)	947	27,861
Targa Resources Corp.	5,677	235,595
Teekay Corp.(b)	710	5,751
Teekay Tankers Ltd., Class A	1,294	1,915
Ultra Petroleum Corp.(a)	6,025	47,839
Valero Energy Corp.	11,254	887,828
Westmoreland Coal Co.(a)	343	595
Whiting Petroleum Corp.(a)	8,994	54,054
Williams Cos., Inc.	21,073	600,580
World Fuel Services Corp.	1,648	45,814
WPX Energy, Inc.(a)	9,766	110,160

		32,293,205
Paper & Forest Products — 0.2%
Boise Cascade Co.(a)(b)	1,353	47,964
Clearwater Paper Corp.(a)	332	15,322
Deltic Timber Corp.	167	15,466

	Shares	Value
Paper & Forest Products (continued)
Domtar Corp.	1,535	$72,636
International Paper Co.	10,699	612,789
KapStone Paper and Packaging Corp.	2,191	49,210
Louisiana-Pacific Corp.(a)	3,377	91,787
Neenah Paper, Inc.	304	26,387
PH Glatfelter Co.	807	16,915
Schweitzer-Mauduit International, Inc.	571	24,113

		972,589
Personal Products — 0.2%
Coty, Inc., Class A	11,507	177,223
Edgewell Personal Care Co.(a)	1,406	91,292
elf Beauty, Inc.(a)(b)	1,016	21,529
Estee Lauder Cos., Inc., Class A	5,436	607,799
Herbalife Ltd.(a)	1,727	125,415
Inter Parfums, Inc.	236	10,927
Medifast, Inc.	293	18,283
Natural Health Trends Corp.(b)	98	1,887
Nature’s Sunshine Products, Inc.	255	2,525
Nu Skin Enterprises, Inc., Class A	1,295	82,375
Revlon, Inc., Class A(a)(b)	260	5,850
USANA Health Sciences, Inc.(a)	195	12,811

		1,157,916
Pharmaceuticals — 4.0%
Achaogen, Inc.(a)	1,117	14,208
Aclaris Therapeutics, Inc.(a)	795	20,042
Aerie Pharmaceuticals, Inc.(a)	765	47,239
Akorn, Inc.(a)	2,135	69,537
Allergan PLC	8,502	1,506,809
Amphastar Pharmaceuticals, Inc.(a)	686	12,396
ANI Pharmaceuticals, Inc.(a)	175	10,164
Aratana Therapeutics, Inc.(a)	403	2,309
Assembly Biosciences, Inc.(a)	543	16,024
Bristol-Myers Squibb Co.	41,660	2,568,756
Catalent, Inc.(a)	3,123	133,009
Cempra, Inc.(a)	856	1,969
Collegium Pharmaceutical, Inc.(a)	181	1,870
Corcept Therapeutics, Inc.(a)	2,466	48,556
Depomed, Inc.(a)	1,111	5,377
Dermira, Inc.(a)	1,640	43,903
Durect Corp.(a)	2,947	2,350
Eli Lilly & Co.	24,670	2,021,460
Endo International PLC(a)	5,144	32,819
Heska Corp.(a)	84	8,190
Horizon Pharma PLC(a)	4,324	58,633
Impax Laboratories, Inc.(a)	1,996	36,227
Intersect ENT, Inc.(a)	830	24,609
Intra-Cellular Therapies, Inc.(a)(b)	732	11,412
Johnson & Johnson	67,723	9,441,263
Lannett Co., Inc.(a)(b)	445	8,855

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Pharmaceuticals (continued)
Mallinckrodt PLC(a)	2,563	$81,170
Medicines Co.(a)	1,727	49,634
Merck & Co., Inc.	69,004	3,801,430
Mylan NV(a)	13,742	490,727
MyoKardia, Inc.(a)	515	19,802
Nektar Therapeutics(a)	3,821	92,048
Omeros Corp.(a)	872	13,743
Pacira Pharmaceuticals, Inc.(a)	1,136	36,409
Paratek Pharmaceuticals, Inc.(a)	915	19,581
Perrigo Co. PLC	3,244	262,732
Pfizer, Inc.	149,102	5,227,551
Phibro Animal Health Corp., Class A	430	16,189
Prestige Brands Holdings, Inc.(a)	1,262	59,188
Reata Pharmaceuticals, Inc., Class A(a)(b)	143	4,330
Revance Therapeutics, Inc.(a)	232	6,032
Sucampo Pharmaceuticals, Inc., Class A(a)	534	5,340
Supernus Pharmaceuticals, Inc.(a)	1,198	49,837
Teligent, Inc.(a)	475	2,698
TherapeuticsMD, Inc.(a)(b)	4,721	22,283
Theravance Biopharma, Inc.(a)	1,235	35,642
WaVe Life Sciences Ltd.(a)	106	2,443
Zoetis, Inc.	12,546	800,686
Zogenix, Inc.(a)	502	18,825

		27,266,306
Producer Durables: Miscellaneous — 0.0%
Actua Corp.(a)	1,097	16,949
PROS Holdings, Inc.(a)	583	13,170

		30,119
Professional Services — 0.3%
Advisory Board Co.(a)(b)	1,152	62,122
Barrett Business Services, Inc.	146	8,875
CBIZ, Inc.(a)	770	13,052
CRA International, Inc.	196	8,283
Dun & Bradstreet Corp.	968	113,091
Equifax, Inc.	2,964	321,683
Exponent, Inc.	478	35,300
Franklin Covey Co.(a)	195	3,783
FTI Consulting, Inc.(a)	801	34,243
GP Strategies Corp. (a)	414	12,027
Heidrick & Struggles International, Inc.	563	13,991
Hill International, Inc.(a)(b)	947	5,019
Huron Consulting Group, Inc.(a)	409	14,969
ICF International, Inc.(a)	336	18,043
Insperity, Inc.	297	28,185
Kelly Services, Inc., Class A	388	10,208
Kforce, Inc.	363	7,605
Korn/Ferry International	1,529	63,958
ManpowerGroup, Inc.	1,673	206,247

	Shares	Value
Professional Services (continued)
Mistras Group, Inc.(a)(b)	335	$7,038
Navigant Consulting, Inc.(a)	883	15,285
Nielsen Holdings PLC	9,181	340,377
On Assignment, Inc.(a)	1,216	74,444
Paylocity Holding Corp.(a)	814	43,476
Resources Connection, Inc.	605	9,529
Robert Half International, Inc.	3,131	162,092
RPX Corp.(a)	744	9,687
TransUnion(a)	3,784	198,622
TriNet Group, Inc.(a)	1,193	41,421
TrueBlue, Inc.(a)	763	20,677
Verisk Analytics, Inc.(a)	3,876	329,654
WageWorks, Inc.(a)	871	55,526

		2,288,512
Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	2,748	77,356
AG Mortgage Investment Trust, Inc.	900	16,929
AGNC Investment Corp.	8,798	177,104
Agree Realty Corp.	415	19,625
Alexander’s, Inc.	37	15,207
Alexandria Real Estate Equities, Inc.	2,200	272,712
American Assets Trust, Inc.	696	26,998
American Campus Communities, Inc.	3,442	143,118
American Homes 4 Rent, Class A	5,229	111,273
American Tower Corp.	10,707	1,538,275
Annaly Capital Management, Inc.	25,877	296,550
Anworth Mortgage Asset Corp.	2,687	15,020
Apartment Investment & Management Co., Class A	3,961	174,205
Apollo Commercial Real Estate Finance, Inc.	2,377	42,952
Apple Hospitality REIT, Inc.	4,029	76,309
Ares Commercial Real Estate Corp.	1,122	14,564
Armada Hoffler Properties, Inc.	1,336	19,065
ARMOUR Residential REIT, Inc.(b)	558	13,978
Ashford Hospitality Prime, Inc.	837	8,136
Ashford Hospitality Trust, Inc.	1,493	10,496
AvalonBay Communities, Inc.	3,409	618,154
Bluerock Residential Growth REIT, Inc.	999	11,279
Boston Properties, Inc.	3,957	479,509
Brandywine Realty Trust	4,323	75,609
Brixmor Property Group, Inc.	7,572	132,283
Camden Property Trust	2,084	190,144
Capstead Mortgage Corp.	1,502	13,248
Catchmark Timber Trust, Inc., Class A	712	9,114
CBL & Associates Properties, Inc.	4,513	35,382
Cedar Realty Trust, Inc.	1,848	10,053
Chatham Lodging Trust	600	13,050

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Cherry Hill Mortgage Investment Corp.	2,881	$52,463
Chesapeake Lodging Trust	1,132	31,583
Chimera Investment Corp.	4,196	76,787
City Office REIT, Inc.	814	10,615
Colony NorthStar, Inc., Class A	14,191	174,265
Columbia Property Trust, Inc.	3,723	82,204
Community Healthcare Trust, Inc.	647	17,747
CoreCivic, Inc.	3,387	83,523
CorEnergy Infrastructure Trust, Inc.	292	10,535
Coresite Realty Corp.	803	88,932
Corporate Office Properties Trust(b)	2,168	69,224
Cousins Properties, Inc.	10,618	95,774
Crown Castle International Corp.	10,117	1,083,328
CubeSmart	4,257	115,876
CyrusOne, Inc.	2,068	126,955
CYS Investments, Inc.	6,685	53,480
DCT Industrial Trust, Inc.	2,264	131,357
DDR Corp.	8,786	67,389
DiamondRock Hospitality Co.	5,063	54,984
Digital Realty Trust, Inc.	5,139	608,663
Douglas Emmett, Inc.	3,768	149,929
Duke Realty Corp.	8,841	251,792
Dynex Capital, Inc.(b)	2,085	14,595
Easterly Government Properties, Inc.	1,197	24,084
EastGroup Properties, Inc.	1,015	91,949
Education Realty Trust, Inc.	1,845	64,391
Ellington Residential Mortgage REIT	4,682	62,645
Empire State Realty Trust, Inc., Class A	3,002	60,190
EPR Properties	1,347	93,185
Equinix, Inc.	1,973	914,486
Equity Commonwealth(a)	2,980	89,549
Equity Lifestyle Properties, Inc.	1,943	171,917
Equity Residential	8,861	595,991
Essex Property Trust, Inc.	1,581	414,902
Extra Space Storage, Inc.(b)	2,940	239,875
Farmland Partners, Inc.(b)	4,718	39,395
Federal Realty Investment Trust	1,957	235,858
First Industrial Realty Trust, Inc.	3,304	102,028
Forest City Realty Trust, Inc., Class A	7,841	193,124
Four Corners Property Trust, Inc.	3,203	79,050
Franklin Street Properties Corp.	1,777	17,770
Gaming and Leisure Properties, Inc.	4,841	176,890
Geo Group, Inc.	3,244	84,182
Getty Realty Corp.	583	16,563
GGP, Inc.(b)	15,560	302,798
Gladstone Commercial Corp.	957	20,729
Global Net Lease, Inc.(b)	3,125	67,500

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Gramercy Property Trust	3,429	$101,841
Great Ajax Corp.	321	4,542
HCP, Inc.	11,701	302,354
Healthcare Realty Trust, Inc.	3,078	99,235
Healthcare Trust of America, Inc., Class A	5,103	153,345
Hersha Hospitality Trust	628	11,109
Highwoods Properties, Inc.	2,651	135,334
Hospitality Properties Trust	4,448	127,124
Host Hotels & Resorts, Inc.	18,087	353,782
Hudson Pacific Properties, Inc.	3,554	120,196
Independence Realty Trust, Inc.(b)	1,495	15,174
InfraREIT, Inc.	504	11,290
Invesco Mortgage Capital, Inc.	2,091	36,007
Investors Real Estate Trust	1,698	9,933
Invitation Homes, Inc.(b)	2,518	56,831
iStar, Inc.(a)(b)	1,081	12,648
JBG Smith Properties(a)	2,231	69,630
Kilroy Realty Corp.	2,446	174,229
Kimco Realty Corp.	10,598	192,460
Kite Realty Group Trust	1,544	28,857
Lamar Advertising Co., Class A	2,117	149,121
LaSalle Hotel Properties(b)	2,776	78,311
Lexington Realty Trust	8,078	81,749
Liberty Property Trust	3,803	163,073
Life Storage, Inc.	998	80,658
LTC Properties, Inc.	683	31,766
Macerich Co.	3,551	193,885
Mack-Cali Realty Corp.	3,138	71,452
Medical Properties Trust, Inc.	8,136	107,639
MFA Financial, Inc.	9,862	81,263
Mid-America Apartment Communities, Inc.	2,741	280,541
Monmouth Real Estate Investment Corp.	995	16,955
MTGE Investment Corp.	730	13,213
National Health Investors, Inc.	1,031	78,552
National Retail Properties, Inc.	3,779	151,840
National Storage Affiliates Trust	2,808	69,610
New Residential Investment Corp.	7,212	127,148
New Senior Investment Group, Inc.	1,250	11,175
New York Mortgage Trust, Inc.	2,062	12,434
NexPoint Residential Trust, Inc.	679	16,126
NorthStar Realty Europe Corp.	1,409	18,979
Omega Healthcare Investors, Inc.	4,800	138,528
One Liberty Properties, Inc.	642	15,556
Orchid Island Capital, Inc.(b)	389	3,874
Outfront Media, Inc.	3,711	87,023
Owens Realty Mortgage, Inc.	267	4,795
Paramount Group, Inc.	4,520	71,958
Park Hotels & Resorts, Inc.	3,534	101,744
Pebblebrook Hotel Trust	2,003	71,427
Pennsylvania Real Estate Investment Trust(b)	1,280	12,442

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust(f)	1,256	$20,171
Physicians Realty Trust	3,799	66,027
Piedmont Office Realty Trust, Inc., Class A	3,332	64,441
Potlatch Corp.	1,400	72,520
Preferred Apartment Communities, Inc., Class A	1,032	20,485
Prologis, Inc.	13,461	869,311
PS Business Parks, Inc.	560	74,105
Public Storage	3,679	762,473
QTS Realty Trust, Inc., Class A(b)	1,286	74,395
Quality Care Properties, Inc.(a)	3,780	59,837
RAIT Financial Trust	337	180
Ramco-Gershenson Properties Trust	1,515	19,134
Rayonier, Inc.(b)	3,685	110,476
Realty Income Corp.	6,719	360,609
Redwood Trust, Inc.	1,521	23,895
Regency Centers Corp.	3,757	231,243
Resource Capital Corp.	848	8,700
Retail Opportunity Investments Corp.	1,925	34,612
Retail Properties of America, Inc., Class A	6,809	83,206
Rexford Industrial Realty, Inc.	2,268	67,337
RLJ Lodging Trust	4,614	99,939
Ryman Hospitality Properties, Inc.	1,083	71,619
Sabra Health Care REIT, Inc.	4,266	84,979
Saul Centers, Inc.	143	8,740
Select Income REIT	1,201	29,016
Senior Housing Properties Trust	6,320	116,288
Seritage Growth Properties, Class A(b)	466	19,167
Simon Property Group, Inc.	7,850	1,219,340
SL Green Realty Corp.	2,710	259,293
Spirit Realty Capital, Inc.	12,869	106,941
STAG Industrial, Inc.	2,775	75,758
Starwood Property Trust, Inc.	5,589	120,219
Starwood Waypoint Homes	2,801	101,704
STORE Capital Corp.	4,436	109,525
Summit Hotel Properties, Inc.	3,295	52,094
Sun Communities, Inc.	1,729	156,060
Sunstone Hotel Investors, Inc.	5,845	95,390
Tanger Factory Outlet Centers, Inc.	2,740	62,335
Taubman Centers, Inc.	1,450	68,469
Terreno Realty Corp.	1,697	62,314
Tier REIT, Inc.	1,188	23,249
Two Harbors Investment Corp.	6,228	61,034
UDR, Inc.	6,596	255,859
UMH Properties, Inc.	764	11,414
Uniti Group, Inc.	4,078	71,365
Universal Health Realty Income Trust	840	61,496

	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Urban Edge Properties	2,029	$47,600
Ventas, Inc.	8,924	559,981
VEREIT, Inc.	26,557	209,543
Vornado Realty Trust	4,594	343,907
Washington Prime Group, Inc.(b)	7,572	59,289
Washington Real Estate Investment Trust	2,807	90,357
Weingarten Realty Investors	2,586	78,744
Welltower, Inc.	9,341	625,473
Western Asset Mortgage Capital Corp.	1,131	11,389
Weyerhaeuser Co.	19,460	698,809
Whitestone REIT	415	5,544
WP Carey, Inc.	2,620	178,553
Xenia Hotels & Resorts, Inc.	1,904	41,431

		26,004,890
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,174	53,112
Altisource Portfolio Solutions SA(a)(b)	294	7,597
Altisource Residential Corp.	1,032	11,011
AV Homes, Inc.(a)	236	3,929
CareTrust REIT, Inc.	3,284	62,068
CBRE Group, Inc., Class A(a)	7,356	289,277
Consolidated-Tomoka Land Co.	88	5,150
Forestar Group, Inc.(a)	92	1,638
Howard Hughes Corp.(a)	867	110,655
Jones Lang LaSalle, Inc.	1,174	152,021
Kennedy-Wilson Holdings, Inc.	2,259	43,937
RE/MAX Holdings, Inc., Class A	321	21,346
Realogy Holdings Corp.	3,502	113,220
RMR Group, Inc., Class A	188	9,861
Stratus Properties, Inc.(b)	132	3,927
Tejon Ranch Co.(a)	507	9,557
Trinity Place Holdings, Inc.(a)	384	2,765

		901,071
Road & Rail — 0.9%
AMERCO	144	56,540
ArcBest Corp.	693	22,592
Avis Budget Group, Inc.(a)	1,821	75,116
Covenant Transportation Group, Inc., Class A(a)	245	7,277
CSX Corp.	22,119	1,115,512
Genesee & Wyoming, Inc., Class A(a)	1,619	116,212
Heartland Express, Inc.(b)	815	17,384
Hertz Global Holdings, Inc.(a)	1,393	34,644
JB Hunt Transport Services, Inc.	2,178	231,717
Kansas City Southern	2,628	273,890
Knight-Swift Transportation Holdings, Inc.(a)	2,928	121,366
Landstar System, Inc.	1,038	102,503

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Road & Rail (continued)
Marten Transport Ltd.	891	$17,508
Norfolk Southern Corp.	7,287	957,658
Old Dominion Freight Line, Inc.	1,549	187,630
Roadrunner Transportation Systems, Inc.(a)	671	5,905
Ryder System, Inc.	1,391	112,782
Saia, Inc.(a)	428	27,734
Schneider National, Inc., Class B	1,096	28,704
Union Pacific Corp.	20,293	2,349,726
Werner Enterprises, Inc.	852	30,374
YRC Worldwide, Inc.(a)(b)	617	8,311

		5,901,085
Semiconductors & Semiconductor Equipment — 3.9%
Acacia Communications, Inc. (a)(b)	566	23,947
Advanced Energy Industries, Inc.(a)	892	75,570
Advanced Micro Devices, Inc.(a)(b)	20,807	228,565
Alpha & Omega Semiconductor Ltd.(a)	229	4,220
Ambarella, Inc.(a)	925	52,207
Amkor Technology, Inc.(a)	1,942	22,469
Analog Devices, Inc.	9,215	841,330
Applied Materials, Inc.	27,356	1,543,699
Axcelis Technologies, Inc.(a)	1,025	33,723
Broadcom Ltd.	10,181	2,686,868
Brooks Automation, Inc.	1,948	66,992
Cabot Microelectronics Corp.	485	46,885
Cavium, Inc.(a)	1,592	109,832
CEVA, Inc.(a)	291	14,055
Cirrus Logic, Inc.(a)	1,619	90,664
Cohu, Inc.	889	22,936
Cree, Inc.(a)	2,386	85,180
Cypress Semiconductor Corp.	8,170	129,576
Diodes, Inc.(a)	663	22,767
DSP Group, Inc.(a)	1,130	15,142
Entegris, Inc.	3,287	107,649
First Solar, Inc.(a)	2,018	110,627
FormFactor, Inc.(a)	2,501	45,518
Ichor Holdings Ltd.(a)	575	17,934
Impinj, Inc.(a)(b)	724	24,717
Inphi Corp.(a)(b)	1,003	41,103
Integrated Device Technology, Inc.(a)	3,433	106,663
Intel Corp.	118,344	5,383,514
IXYS Corp.(a)	979	24,181
KLA-Tencor Corp.	3,992	434,689
Kopin Corp.(a)	1,560	5,476
Lam Research Corp.	4,061	847,003
Lattice Semiconductor Corp.(a)	2,141	12,525
MACOM Technology Solutions Holdings, Inc.(a)	1,230	50,282
Marvell Technology Group Ltd.	10,034	185,328
Maxim Integrated Products, Inc.	7,164	376,397

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MaxLinear, Inc., Class A(a)	1,579	$38,638
Microchip Technology, Inc.	5,742	544,342
Micron Technology, Inc.(a)	26,373	1,168,588
Microsemi Corp.(a)	2,790	148,902
MKS Instruments, Inc.	1,416	153,848
Monolithic Power Systems, Inc.	1,049	127,632
Nanometrics, Inc.(a)	423	11,958
NeoPhotonics Corp.(a)(b)	339	1,766
NVE Corp.	172	14,634
NVIDIA Corp.	14,344	2,966,483
NXP Semiconductors NV(a)	8,687	1,016,813
ON Semiconductor Corp.(a)	10,515	224,180
PDF Solutions, Inc.(a)	466	6,827
Photronics, Inc.(a)	1,151	11,165
Power Integrations, Inc.	702	56,406
Qorvo, Inc.(a)	3,087	234,026
QUALCOMM, Inc.	37,296	1,902,469
Rambus, Inc.(a)	3,047	44,821
Rudolph Technologies, Inc.(a)	558	15,485
Semtech Corp.(a)	1,579	64,818
Sigma Designs, Inc.(a)	755	4,568
Silicon Laboratories, Inc.(a)	970	92,053
Skyworks Solutions, Inc.	4,662	530,815
SunPower Corp.(a)(b)	1,191	8,480
Teradyne, Inc.	4,906	210,418
Texas Instruments, Inc.	25,029	2,420,054
Ultra Clean Holdings, Inc.(a)	650	16,588
Veeco Instruments, Inc.(a)	1,822	32,887
Xcerra Corp.(a)	1,092	10,756
Xilinx, Inc.	6,361	468,742
Xperi Corp.	1,193	27,439

		26,466,834
Software — 5.2%
A10 Networks, Inc.(a)	1,111	8,121
ACI Worldwide, Inc.(a)	2,912	70,121
Activision Blizzard, Inc.	18,830	1,233,177
Adobe Systems, Inc.(a)	12,515	2,192,127
Allscripts Healthcare Solutions, Inc.(a)	4,856	65,459
ANSYS, Inc.(a)	2,120	289,825
Aspen Technology, Inc.(a)	1,929	124,459
Atlassian Corp. PLC, Class A(a)(b)	1,992	96,353
Autodesk, Inc.(a)	5,331	666,162
Barracuda Networks, Inc.(a)	420	9,790
Blackbaud, Inc.(b)	1,112	112,646
Bottomline Technologies, Inc.(a)	761	24,778
BroadSoft, Inc.(a)	548	30,058
CA, Inc.	7,825	253,373
Cadence Design Systems, Inc.(a)	6,892	297,459
Callidus Software, Inc.(a)	2,134	54,097
CDK Global, Inc.	3,331	211,718
Citrix Systems, Inc.(a)	3,760	310,614
CommVault Systems, Inc.(a)	1,028	53,507

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Software (continued)
Dell Technologies, Inc., Class V(a)	5,215	$431,645
Digimarc Corp.(a)	290	10,353
Ebix, Inc.	642	43,624
Electronic Arts, Inc.(a)	7,590	907,764
Ellie Mae, Inc.(a)	747	67,193
ePlus, Inc.(a)	298	28,489
Everbridge, Inc.(a)	657	17,502
Exa Corp.(a)	324	7,854
Fair Isaac Corp.	783	113,660
FireEye, Inc.(a)(b)	4,309	72,908
Fortinet, Inc.(a)	3,482	137,226
Gigamon, Inc.(a)	919	35,381
Glu Mobile, Inc.(a)	377	1,512
Guidewire Software, Inc.(a)	1,840	147,163
HubSpot, Inc.(a)	783	67,769
Imperva, Inc.(a)	869	37,106
Intuit, Inc.	6,145	928,018
Manhattan Associates, Inc.(a)	1,637	68,525
Microsoft Corp.	188,852	15,708,792
MicroStrategy, Inc., Class A(a)	249	32,933
Mitek Systems, Inc.(a)	331	2,946
MobileIron, Inc.(a)	923	3,553
Monotype Imaging Holdings, Inc.	756	17,426
Netscout Systems, Inc.(a)	2,124	60,322
Nuance Communications, Inc.(a)	7,481	110,270
Oracle Corp.	72,458	3,688,112
Park City Group, Inc.(a)(b)	251	2,774
Paycom Software, Inc.(a)(b)	1,299	106,778
Pegasystems, Inc.	982	57,251
Progress Software Corp.	1,609	68,109
Proofpoint, Inc.(a)	1,060	97,955
PTC, Inc.(a)	2,875	191,044
Qualys, Inc.(a)	554	29,307
Rapid7, Inc.(a)	592	10,703
RealPage, Inc.(a)	1,643	71,142
Red Hat, Inc.(a)	4,549	549,656
Rubicon Project, Inc.(a)	334	1,189
salesforce.com, Inc.(a)	17,161	1,756,257
ServiceNow, Inc.(a)	4,170	526,963
Silver Spring Networks, Inc.(a)	531	8,560
Splunk, Inc.(a)(b)	3,475	233,867
SS&C Technologies Holdings, Inc.	4,291	172,498
Symantec Corp.	15,706	510,445
Synchronoss Technologies, Inc.(a)	1,052	11,919
Synopsys, Inc.(a)	3,695	319,691
Tableau Software, Inc., Class A(a)	1,412	114,499
Take-Two Interactive Software, Inc.(a)	2,688	297,427
TeleNav, Inc.(a)	760	4,902
Tyler Technologies, Inc.(a)	851	150,874
Ultimate Software Group, Inc.(a)	725	146,878
Varonis Systems, Inc.(a)	946	41,246
VASCO Data Security International, Inc.(a)	429	5,834

	Shares	Value
Software (continued)
Verint Systems, Inc.(a)	1,559	$65,790
VMware, Inc., Class A(a)(b)	1,772	212,091
Workday, Inc., Class A(a)	3,271	363,048
Workiva, Inc.(a)	612	13,678
Zendesk, Inc.(a)	2,806	86,986
Zix Corp.(a)	998	4,840
Zynga, Inc., Class A(a)(b)	19,153	74,697

		35,160,788
Specialty Retail — 2.0%
Aaron’s, Inc.	1,567	57,666
Abercrombie & Fitch Co., Class A	2,579	34,636
Advance Auto Parts, Inc.	1,744	142,554
America’s Car-Mart, Inc.(a)	281	12,041
American Eagle Outfitters, Inc.	4,172	54,319
Asbury Automotive Group, Inc.(a)(b)	377	23,148
Ascena Retail Group, Inc.(a)	4,289	8,321
AutoNation, Inc.(a)	1,518	71,953
AutoZone, Inc.(a)	710	418,545
Barnes & Noble Education, Inc.(a)	774	4,218
Barnes & Noble, Inc.	1,024	7,168
Bed Bath & Beyond, Inc.	3,616	71,958
Best Buy Co., Inc.	6,608	369,916
Big 5 Sporting Goods Corp.	357	2,267
BMC Stock Holdings, Inc.(a)	2,423	51,973
Boot Barn Holdings, Inc.(a)(b)	235	1,934
Buckle, Inc.	543	8,932
Build-A-Bear Workshop, Inc.(a)	292	2,278
Caleres, Inc.	786	21,481
CarMax, Inc.(a)	4,729	355,148
Cato Corp., Class A	507	6,520
Chico’s FAS, Inc.	3,622	28,940
Children’s Place, Inc.	492	53,530
Citi Trends, Inc.	277	6,027
Conn’s, Inc.(a)	389	11,962
Dick’s Sporting Goods, Inc.	2,155	52,733
DSW, Inc., Class A	2,120	40,598
Express, Inc.(a)	2,627	17,785
Finish Line, Inc., Class A	792	7,342
Five Below, Inc.(a)	1,336	73,814
Floor & Decor Holdings, Inc., Class A(a)	386	14,552
Foot Locker, Inc.	3,195	96,106
Francesca’s Holdings Corp.(a)	821	5,312
GameStop Corp., Class A	2,382	44,520
Gap, Inc.	6,115	158,929
Genesco, Inc.(a)	391	9,579
GNC Holdings, Inc., Class A	1,064	7,278
Group 1 Automotive, Inc.	539	42,349
Guess?, Inc.	1,146	18,577
Haverty Furniture Cos., Inc.	502	11,973
Hibbett Sports, Inc.(a)	427	5,466
Home Depot, Inc.	30,254	5,015,674

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Specialty Retail (continued)
Kirkland’s, Inc.(a)	341	$3,990
L Brands, Inc.	5,940	255,658
Lithia Motors, Inc., Class A	589	66,663
Lowe’s Cos., Inc.	21,334	1,705,653
Lumber Liquidators Holdings, Inc.(a)	647	19,915
MarineMax, Inc.(a)	1,644	30,496
Michaels Cos., Inc.(a)	2,804	54,454
Monro, Inc.	803	39,628
O’Reilly Automotive, Inc.(a)	2,228	469,997
Office Depot, Inc.	14,226	44,101
Party City Holdco, Inc.(a)	508	5,664
Penske Automotive Group, Inc.	919	42,844
Pier 1 Imports, Inc.	1,225	5,096
Rent-A-Center, Inc.	723	7,187
RH (a)(b)	582	52,333
Ross Stores, Inc.	9,978	633,503
Sally Beauty Holdings, Inc.(a)(b)	3,488	60,377
Shoe Carnival, Inc.	372	6,982
Signet Jewelers Ltd.	1,788	117,239
Sleep Number Corp.(a)	898	29,185
Sonic Automotive, Inc., Class A	412	8,178
Sportsman’s Warehouse Holdings, Inc.(a)	414	1,697
Tailored Brands, Inc.	944	14,585
Tiffany & Co.	2,714	254,085
Tile Shop Holdings, Inc.	579	4,950
TJX Cos., Inc.	16,387	1,143,813
Tractor Supply Co.	3,184	191,868
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,482	299,053
Urban Outfitters, Inc.(a)(b)	2,003	49,113
Vitamin Shoppe, Inc.(a)	484	2,226
Williams-Sonoma, Inc.	2,206	113,830
Winmark Corp.	34	4,445
Zumiez, Inc.(a)	536	9,460

		13,198,290

Technology Hardware, Storage & Peripherals — 3.7%
3D Systems Corp.(a)(b)	2,820	34,912
Apple, Inc.	131,394	22,211,011
Avid Technology, Inc.(a)(b)	592	2,628
Cray, Inc.(a)	772	15,942
Diebold Nixdorf, Inc.	1,775	34,257
Eastman Kodak Co.(a)	340	1,819
Electronics for Imaging, Inc.(a)	1,193	36,816
Hewlett Packard Enterprise Co.	42,151	586,742
HP, Inc.	42,671	919,560
Immersion Corp.(a)	1,186	9,583
NCR Corp.(a)	2,950	94,665
NetApp, Inc.	6,801	302,100
Pure Storage, Inc., Class A(a)	2,892	47,516
Stratasys Ltd.(a)(b)	1,317	29,659
Super Micro Computer, Inc.(a)	825	16,418

	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Synaptics, Inc.(a)(b)	891	$33,074
USA Technologies, Inc.(a)	901	5,721
Western Digital Corp.	7,342	655,420
Xerox Corp.	5,744	174,101
		25,211,944

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	1,135	109,789
Columbia Sportswear Co.	520	32,438
Crocs, Inc.(a)	930	9,486
Culp, Inc.	170	5,389
Deckers Outdoor Corp.(a)(b)	826	56,366
Fossil Group, Inc.(a)(b)	815	6,422
G-III Apparel Group Ltd.(a)	811	20,551
Hanesbrands, Inc.	9,264	208,440
Iconix Brand Group, Inc.(a)	1,306	2,142
lululemon athletica, Inc.(a)	2,436	149,838
Michael Kors Holdings Ltd.(a)	3,510	171,323
Movado Group, Inc.	450	12,465
NIKE, Inc., Class B	33,670	1,851,568
Oxford Industries, Inc.	289	18,669
Perry Ellis International, Inc.(a)	255	5,939
PVH Corp.	1,983	251,464
Ralph Lauren Corp.	1,372	122,698
Sequential Brands Group, Inc.(a)(b)	363	944
Skechers U.S.A., Inc., Class A(a)	3,237	103,325
Steven Madden Ltd.(a)	1,543	60,177
Tapestry, Inc.	7,102	290,827
Under Armour, Inc., Class A(a)(b)	4,165	52,146
Under Armour, Inc., Class C(a)(b)	5,260	60,648
Unifi, Inc.(a)	322	12,252
Vera Bradley, Inc.(a)	696	5,011
VF Corp.	8,085	563,120
Wolverine World Wide, Inc.	2,373	64,783
		4,248,220

Thrifts & Mortgage Finance — 0.2%
Banc of California, Inc.	902	18,987
BankFinancial Corp.	603	9,552
Beneficial Bancorp, Inc.	1,762	29,073
Berkshire Hills Bancorp, Inc.	1,682	64,421
BofI Holding, Inc.(a)(b)	1,490	40,081
Brookline Bancorp, Inc.	1,313	20,220
Capitol Federal Financial, Inc.	2,270	31,303
Charter Financial Corp.	722	13,841
Dime Community Bancshares, Inc.	548	12,083
Entegra Financial Corp.(a)	170	4,633
Essent Group Ltd.(a)	2,187	93,210
Federal Agricultural Mortgage Corp., Class C	139	10,319
First Defiance Financial Corp.	305	16,531
Flagstar Bancorp, Inc.(a)(b)	446	16,667
Flushing Financial Corp.	429	12,861

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Thrifts & Mortgage Finance (continued)
Greene County Bancorp, Inc.	392	$11,721
Hingham Institution for Savings	79	15,381
HomeStreet, Inc.(a)	371	10,778
Impac Mortgage Holdings, Inc.(a)	232	3,039
Kearny Financial Corp.	2,282	34,344
Ladder Capital Corp.	4,405	59,203
LendingTree, Inc.(a)	124	33,238
Meridian Bancorp, Inc.	1,376	27,107
Meta Financial Group, Inc.	159	13,873
MGIC Investment Corp.(a)	9,142	130,731
Nationstar Mortgage Holdings, Inc.(a)(b)	547	10,650
New York Community Bancorp, Inc.	12,293	154,413
NMI Holdings, Inc., Class A(a)	743	10,811
Northfield Bancorp, Inc.	1,190	20,301
Northwest Bancshares, Inc.	2,104	35,495
OceanFirst Financial Corp.	487	13,514
Ocwen Financial Corp.(a)	1,730	6,038
Oritani Financial Corp.	1,043	17,679
People’s United Financial, Inc.	7,455	139,110
Provident Bancorp, Inc.(a)	433	10,262
Provident Financial Services, Inc.	1,941	52,795
Radian Group, Inc.	5,168	108,321
Southern Missouri Bancorp, Inc.	1,197	44,205
Territorial Bancorp, Inc.	536	16,932
TFS Financial Corp.	1,417	21,850
TrustCo Bank Corp. NY	1,531	14,047
United Community Financial Corp.	695	6,415
United Financial Bancorp, Inc.	771	14,117
Walker & Dunlop, Inc.(a)	523	28,707
Washington Federal, Inc.	2,051	71,375
Waterstone Financial, Inc.	804	15,437
WSFS Financial Corp.	534	26,540

		1,572,211
Tobacco — 1.1%
Altria Group, Inc.	48,492	3,114,220
Philip Morris International, Inc.	39,011	4,082,111
Turning Point Brands, Inc.(a)	273	4,778
Universal Corp.	669	38,367
Vector Group Ltd.	2,377	49,394

		7,288,870
Trading Companies & Distributors — 0.3%
Aceto Corp.	578	5,821
Air Lease Corp.	2,558	111,145
Aircastle Ltd.	781	18,166
Applied Industrial Technologies, Inc.	871	55,439
Beacon Roofing Supply, Inc.(a)	1,705	94,474
CAI International, Inc.(a)	191	7,071
DXP Enterprises, Inc.(a)	333	10,679
Fastenal Co.	7,305	343,163
GATX Corp.	972	57,747

	Shares	Value
Trading Companies & Distributors (continued)
GMS, Inc.(a)	777	$26,457
H&E Equipment Services, Inc.	611	20,126
HD Supply Holdings, Inc.(a)	4,951	175,216
Herc Holdings, Inc.(a)	427	20,692
Kaman Corp.	435	24,334
Lawson Products, Inc.(a)	478	12,022
MRC Global, Inc.(a)	2,394	41,057
MSC Industrial Direct Co., Inc., Class A	1,481	122,775
NOW, Inc.(a)	2,824	35,357
Rush Enterprises, Inc., Class A(a)	415	21,074
Rush Enterprises, Inc., Class B(a)	266	12,659
SiteOne Landscape Supply, Inc.(a)	826	52,459
Textainer Group Holdings Ltd.(a)	1,756	34,330
Titan Machinery, Inc.(a)	378	5,628
Triton International Ltd.(a)	1,311	52,309
United Rentals, Inc.(a)(b)	2,117	299,513
Univar, Inc.(a)	2,790	83,003
Veritiv Corp.(a)	176	5,658
W.W. Grainger, Inc.	1,372	271,244
Watsco, Inc.	790	131,590
WESCO International, Inc.(a)	1,340	84,621

		2,235,829
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,099	145,986
Wesco Aircraft Holdings, Inc.(a)(b)	1,006	9,104

		155,090
Water Utilities — 0.1%
American States Water Co.	1,317	70,789
American Water Works Co., Inc.	4,387	385,091
Aqua America, Inc.	4,238	150,364
Artesian Resources Corp., Class A	1,462	59,387
Cadiz, Inc.(a)	2,269	30,064
California Water Service Group	1,529	64,218
Connecticut Water Service, Inc.	261	16,187
Consolidated Water Co. Ltd.	3,318	40,812
Global Water Resources, Inc.	2,718	25,576
Middlesex Water Co.	276	12,001
SJW Corp.	313	18,564
York Water Co.	487	17,142

		890,195
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	1,078	25,204
RingCentral, Inc., Class A(a)	1,657	69,843
Shenandoah Telecommunications Co.	866	32,908
Spok Holdings, Inc.	353	5,983
Sprint Corp.(a)(b)	15,495	101,344
T-Mobile U.S., Inc.(a)	7,661	457,898
Telephone & Data Systems, Inc.	2,328	67,861

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

	Shares	Value
Wireless Telecommunication Services (continued)
United States Cellular Corp.(a)	194	$7,098

		768,139
Total Common Stocks — 99.0%		669,342,014

Investment Companies — 0.1%
iShares Russell 3000 ETF(b)(f)	3,415	520,822

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp(a)(c)	58	272

Total Long-Term Investments (Cost — $561,317,952) — 99.1%		669,863,108

	Shares	Value
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31%(d)(e)(f)	15,522,492	$15,525,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.00%(d)(f)	5,746,266	5,746,266

Total Short-Term Securities (Cost — $21,272,953) — 3.1%		21,271,862

Total Investments (Cost — $582,590,905) — 102.2%		691,134,970
Liabilities in Excess of Other Assets — (2.2)%		(14,915,474)

Net Assets — 100.0%		$676,219,496

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at July 31, 2017	Shares Purchased	Shares Sold		Shares Held at October 31, 2017	Value at October 31, 2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,115,168	—	(2,592,676	)(b)	15,522,492	$15,525,596	$30,264	(c)	$(321)	$(1,091)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,694,543	—	(948,277	)(b)	5,746,266	5,746,266	13,370		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—		—	—	13		—	—
BlackRock, Inc.	3,336	56	(277)		3,115	1,466,635	8,213		8,689	127,886
PNC Financial Services Group, Inc.	12,965	361	(1,175)		12,151	1,662,135	9,113		3,096	88,694
PennyMac Mortgage Investment Trust	1,256	—	—		1,256	20,171	590		—	(1,934)
iShares Russell 3000 ETF	3,415	—	—		3,415	520,822	2,099		—	21,822

Total						$24,941,625	$63,662		$11,464	$235,377

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Mini Index	11	December 2017	$826	$3,164
S&P 500 E-Mini Index	45	December 2017	5,789	144,465

Total				$147,629

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (concluded) October 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•    Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•    Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•    Level 3 – Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$669,338,331	$3,683	—	$669,342,014
Investment Companies	520,822	—	—	520,822
Rights	—	—	$272	272
Short-Term Securities	21,271,862	—	—	21,271,862
Total	$691,131,015	$3,683	$272	$691,134,970

Derivative Financial Instruments(b)
Assets:
Equity contracts	$147,629	—	—	$147,629

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2017